1933 Act Registration No. 033-16905
1940 Act Registration No. 811-05309
As filed with the Securities and Exchange Commission on December 18, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 100	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940
Amendment No. 100	☑
FIRST AMERICAN INVESTMENT FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)
800 Nicollet Mall
Minneapolis, Minnesota 55402
(Address of Principal Executive Offices) (Zip Code)
(612) 303-7987
(Registrant’s Telephone Number, including Area Code)
Richard J. Ertel
U.S. Bancorp Center
800 Nicollet Mall, BC-MN-H04N
Minneapolis, Minnesota 55402
(Name and Address of Agent for Service)
It is proposed that this filing will become effective (check appropriate box):
☐ immediately upon filing pursuant to paragraph (b) of Rule 485.
☐ on (date) pursuant to paragraph (b) of Rule 485.
☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☑ on February 26, 2010, pursuant to paragraph (a)(1) of Rule 485.
☐ 75 days after filing pursuant to paragraph (a)(2) of Rule 485.
☐ on (date) pursuant to paragraph (a)(2) of Rule 485.

First American Stock Funds

February 26, 2010	Prospectus
First American Investment Funds, Inc.

Share Classes/Ticker Symbols
Fund	Class A	Class B	Class C	Class R	Class Y

Equity Income Fund	FFEIX	FAEBX	FFECX	FEISX	FAQIX
Large Cap Growth Opportunities Fund	FRGWX	FETBX	FAWCX	FLCYX	FIGWX
Large Cap Select Fund	FLRAX	—	FLYCX	FLSSX	FLRYX
Large Cap Value Fund	FASKX	FATBX	FALVX	FAVSX	FSKIX
Mid Cap Growth Opportunities Fund	FRSLX	FMQBX	FMECX	FMEYX	FISGX
Mid Cap Select Fund	FATAX	FITBX	FTACX	—	FATCX
Mid Cap Value Fund	FASEX	FAESX	FACSX	FMVSX	FSEIX
Small Cap Growth Opportunities Fund	FRMPX	FROBX	FMPCX	FMPYX	FIMPX
Small Cap Select Fund	EMGRX	ARSBX	FHMCX	ASEIX	ARSTX
Small Cap Value Fund	FSCAX	—	FSCVX	FSVSX	FSCCX
Real Estate Securities Fund	FREAX	FREBX	FRLCX	FRSSX	FARCX
Global Infrastructure Fund	FGIAX	—	FGNCX	FGNRX	FGIYX
International Fund	FAIAX	FNABX	FIACX	ARQIX	FAICX
International Select Fund	ISACX	—	ICCSX	ISRCX	ISYCX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of these funds, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

Table of
Contents

Fund Summaries	1

Equity Income Fund	1

Large Cap Growth Opportunities Fund	5

Large Cap Select Fund	8

Large Cap Value Fund	11

Mid Cap Growth Opportunities Fund	14

Mid Cap Select Fund	17

Mid Cap Value Fund	21

Small Cap Growth Opportunities Fund	24

Small Cap Select Fund	28

Small Cap Value Fund	32

Real Estate Securities Fund	35

Global Infrastructure Fund	39

International Fund	43

International Select Fund	47

Additional Summary Information	51

More about the Funds	52

Investment Objectives	52

Investment Strategies	52

Investment Risks	52

Fund Management	56

Investment Advisor	56

Sub-Advisors	57

Portfolio Managers	58

Shareholder Information	61

Pricing of Fund Shares	61

Choosing a Share Class	61

Determining Your Share Price	63

Purchasing Fund Shares	65

Redeeming Fund Shares	67

Exchanging Fund Shares	68

Additional Information on Purchasing, Redeeming, and Exchanging Shares	69

Dividends and Distributions	71

Taxes	72

Compensation Paid to Financial Intermediaries	72

Staying Informed	74

Financial Highlights	75

Fund Summaries

Equity Income Fund

Investment Objective

Equity Income Fund’s objective is long-term growth of capital and income.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in First American funds. More information about these and other discounts is available from your financial professional and under “Determining Your Share Price” on page    of the prospectus and “Reducing Class A Sales Charges” on page    of the statement of additional information.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class B	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)[1]	None	5.00%	1.00%	None	None

Annual Low Balance Account Fee (for accounts under $500)	$15	$15	$15	$15	$15

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.65%	0.65%	0.65%	0.65%	0.65%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	None

Other Expenses	. %	. %	. %	. %	. %

Total Annual Fund Operating Expenses	. %	. %	. %	. %	. %

Example:  This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		Class B	Class B	Class C	Class C
		assuming	assuming no	assuming	assuming no
		redemption	redemption	redemption	redemption
		at end of	at end of	at end of	at end of
	Class A	each period	each period	each period	each period	Class R	Class Y
1 year	$	$	$	$	$	$	$

3 years	$	$	$	$	$	$	$

5 years	$	$	$	$	$	$	$

10 years	$	$	$	$	$	$	$

[1]	Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge (CDSC). The CDSC on Class B shares declines over a six-year period from purchase. The CDSC on Class C shares applies only to redemptions within one year of purchase.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was     % of the average value of its portfolio.

Prospectus – First American Stock Funds

Fund Summaries

Equity Income Fund continued

Principal Investment Strategies

Equity Income Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in equity securities of companies which the fund’s advisor believes are characterized by the ability to pay above average dividends, the ability to finance expected growth, and strong management. The fund’s advisor will generally sell a security if the security is no longer expected to meet the advisor’s dividend or growth expectations or if a better alternative exists in the marketplace.

The fund will attempt to maintain a dividend that will grow quickly enough to keep pace with inflation. As a result, higher-yielding equity securities will generally represent the core holdings of the fund. However, the fund also may invest in lower-yielding, higher-growth equity securities if the advisor believes they will help balance the portfolio. The fund’s equity securities include common stocks, convertible preferred stocks, and corporate debt securities that are convertible into common stocks. All such equity securities will provide current income at the time of purchase.

The fund invests in convertible debt securities in pursuit of both long-term growth of capital and income. The securities’ conversion features provide long-term growth potential, while interest payments on the securities provide income. The fund may invest in convertible debt securities without regard to their ratings, and therefore may hold convertible debt securities which are rated lower than investment grade.

The fund may invest up to 15% of its total assets in non-dollar denominated equity securities of foreign issuers. In addition, the fund may invest up to 25% of its assets, collectively, in non-dollar denominated equity securities of foreign issuers and in dollar-denominated equity securities of foreign issuers that are either listed on a U.S. stock exchange or represented by depositary receipts that may or may not be sponsored by a domestic bank.

The fund may utilize options, futures contracts, options on futures contracts, and forward foreign currency exchange contracts (“derivatives”). The fund may use these derivatives to manage market or business risk, enhance the fund’s return, or hedge against adverse movements in currency exchange rates.

Principal Risks

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Active Management Risk — Because the fund is actively managed, the fund could underperform other mutual funds with similar investment objectives.

Common Stock Risk — Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Credit Risk — The issuer of a debt security could suffer adverse changes in financial condition that result in a payment default or a downgrade of the security. Parties to contracts with the fund could default on their obligations.

Derivatives Risk — The use of derivatives involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance.

Interest Rate Risk — Interest rate increases can cause the value of debt securities to decrease.

International Investing Risk — International investing involves risks not typically associated with U.S. investing. These risks include currency risk, foreign securities market risk, foreign tax risk, information risk, investment restriction risk, and political and economic risks.

Non-Investment Grade Securities Risk — Non-investment grade securities, commonly called “high-yield” securities or “junk bonds,” generally are less liquid, have more volatile prices, and carry more risk to principal than investment grade securities.

Prospectus – First American Stock Funds

Fund Summaries

Equity Income Fund continued

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-FUND.

The bar chart shows you the variability of the fund’s performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. Sales charges are not reflected in the chart; if they were, returns would be lower.

The table shows the variability of the fund’s average annual returns and how they compare over different time periods to that of the fund’s benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

Prior to July 1, 2004, Class R shares were designated Class S shares, which had lower fees and expenses. The performance information in the table prior to July 1, 2004 is based on the performance of the Class S shares. If current fees and expenses had been in effect, performance would have been lower.

Since
AVERAGE ANNUAL TOTAL RETURNS	Inception					Inception
AS OF 12/31/09	Date	One Year	Five Years	Ten Years		(Class R)

Equity Income Fund

Class A (return before taxes)	12/18/92	%	%		%	N/A

Class A (return after taxes on distributions)		%	%		%	N/A

Class A (return after taxes on distributions and sale of fund shares)		%	%		%	N/A

Class B (return before taxes)	8/15/94	%	%		%	N/A

Class C (return before taxes)	2/1/99	%	%		%	N/A

Class R (return before taxes)	9/24/01	%	%	N/A			%

Class Y (return before taxes)	8/2/94	%	%		%	N/A

Custom Benchmark — Standard & Poor’s 500 Dividend Only Stocks[1] (reflects no deduction for fees, expenses, or taxes)		%	%		%		%

Standard & Poor’s 500 Index[2] (reflects no deduction for fees, expenses, or taxes)		%	%		%		%

[1]	The Standard & Poor’s 500 Dividend Only Stocks custom benchmark is composed of companies in the Standard & Poor’s 500 Index that have an indicated annual dividend. The since inception performance of the index is calculated from 9/30/01 for Class R shares.

[2]	An unmanaged market-capitalization weighted index based on the average weighted performance of 500 widely held large-cap common stocks.

Prospectus – First American Stock Funds

Fund Summaries

Equity Income Fund continued

Investment Advisor

FAF Advisors, Inc.

Portfolio Managers

	Title	Portfolio manager of fund since:

Cori B. Johnson, CFA	Senior Equity Portfolio Manager	January 1996
Gerald C. Bren, CFA	Senior Equity Portfolio Manager	August 1994

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page    of the prospectus.

Prospectus – First American Stock Funds

Fund Summaries

Large Cap Growth Opportunities Fund

Investment Objective

Large Cap Growth Opportunities Fund has an objective of long-term growth of capital.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in First American funds. More information about these and other discounts is available from your financial professional and under “Determining Your Share Price” on page    of the prospectus and “Reducing Class A Sales Charges” on page    of the statement of additional information.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class B	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)[1]	None	5.00%	1.00%	None	None

Annual Low Balance Account Fee (for accounts under $500)	$15	$15	$15	$15	$15

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.65%	0.65%	0.65%	0.65%	0.65%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	None

Other Expenses	. %	. %	. %	. %	. %

Total Annual Fund Operating Expenses	. %	. %	. %	. %	. %

Example:  This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		Class B	Class B	Class C	Class C
		assuming	assuming no	assuming	assuming no
		redemption	redemption	redemption	redemption
		at end of	at end	at end of each	at end
	Class A	each period	of each period	period	of each period	Class R	Class Y
1 year	$	$	$	$	$	$	$

3 years	$	$	$	$	$	$	$

5 years	$	$	$	$	$	$	$

10 years	$	$	$	$	$	$	$

[1]	Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge (CDSC). The CDSC on Class B shares declines over a six-year period from purchase. The CDSC on Class C shares applies only to redemptions within one year of purchase.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was     % of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, Large Cap Growth Opportunities Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of large-capitalization companies, defined as companies that have market capitalizations within the range of market capitalizations of companies constituting the Russell 1000 Index. This index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. While the market capitalizations of companies in the Russell 1000 Index ranged from

Prospectus – First American Stock Funds

Fund Summaries

Large Cap Growth Opportunities Fund continued

approximately $      million to $      billion as of December 31, 2009, the advisor typically invests in common stocks that have market capitalizations of at least $3 billion at the time of purchase.

In selecting stocks, the fund’s advisor invests in companies that it believes exhibit the potential for superior growth based on factors such as above average growth in revenue and earnings, strong competitive position, strong management, and sound financial condition. The fund’s advisor will generally sell a stock if the stock hits its price target, the company’s fundamentals or competitive position significantly deteriorate, or if a better alternative exists in the marketplace.

The fund may invest up to 15% of its total assets in non-dollar denominated equity securities of foreign issuers. In addition, the fund may invest up to 25% of its assets, collectively, in non-dollar denominated equity securities of foreign issuers and in dollar-denominated equity securities of foreign issuers that are either listed on a U.S. stock exchange or represented by depositary receipts that may or may not be sponsored by a domestic bank.

The fund may utilize options, futures contracts, options on futures contracts, and forward foreign currency exchange contracts (“derivatives”). The fund may use these derivatives to manage market or business risk, enhance the fund’s return, or hedge against adverse movements in currency exchange rates.

Principal Risks

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Active Management Risk — Because the fund is actively managed, the fund could underperform other mutual funds with similar investment objectives.

Common Stock Risk — Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Derivatives Risk — The use of derivatives involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance.

Growth Stock Risk — There is the risk that growth stocks may underperform other types of stocks and the market as a whole. In addition, growth stocks can be more volatile than other types of stocks.

International Investing Risk — International investing involves risks not typically associated with U.S. investing. These risks include currency risk, foreign securities market risk, foreign tax risk, information risk, investment restriction risk, and political and economic risks.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-FUND.

The bar chart shows you the variability of the fund’s performance from year to year for Class Y shares. The performance of the other share classes will differ due to their different expense structures.

The table shows the variability of the fund’s average annual returns and how they compare over different time periods to that of the fund’s benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class Y shares; after-tax returns for other share classes will vary.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

Prior to July 1, 2004, Class R shares were designated Class S shares, which had lower fees and expenses. The performance information in the table prior to July 1, 2004 is based on the performance of the Class S shares. If current fees and expenses had been in effect, performance would have been lower.

Prospectus – First American Stock Funds

Fund Summaries

Large Cap Growth Opportunities Fund continued

						Since	Since
AVERAGE ANNUAL TOTAL RETURNS	Inception					Inception	Inception
AS OF 12/31/09	Date	One Year	Five Years	Ten Years		(Class C)	(Class R)

Large Cap Growth Opportunities Fund

Class A (return before taxes)	1/9/95	%	%		%	N/A	N/A

Class B (return before taxes)	3/1/99	%	%		%	N/A	N/A

Class C (return before taxes)	9/24/01	%	%	N/A		%	N/A

Class R (return before taxes)	11/27/00	%	%	N/A		N/A	%

Class Y (return before taxes)	12/29/92	%	%		%	N/A	N/A

Class Y (return after taxes on distributions)		%	%		%	N/A	N/A

Class Y (return after taxes on distributions and sale of fund shares)		%	%		%	N/A	N/A

Russell 1000 Growth Index[2] (reflects no deduction for fees, expenses, or taxes)		%	%		%	%	%

[1]	Performance presented prior to 9/24/01 represents that of the Firstar Large Cap Core Equity Fund, a series of Firstar Funds, Inc., which merged into the fund on that date.

[2]	An unmanaged index that measures the performance of those companies in the Russell 1000 Index (a large-cap index) with higher price-to-book ratios and higher forecasted growth values.

Investment Advisor

FAF Advisors, Inc.

Portfolio Managers

	Title	Portfolio manager of fund since:

Harold R. Goldstein	Senior Equity Portfolio Manager	July 2002
Scott Mullinix, CFA	Senior Equity Portfolio Manager	April 2006
James A. Diedrich, CFA	Senior Equity Portfolio Manager	February 2006

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page    of the prospectus.

Prospectus – First American Stock Funds

Fund Summaries

Large Cap Select Fund

Investment Objective

Large Cap Select Fund’s objective is capital appreciation.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in First American funds. More information about these and other discounts is available from your financial professional and under “Determining Your Share Price” on page    of the prospectus and “Reducing Class A Sales Charges” on page    of the statement of additional information.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)[1]	None	1.00%	None	None

Annual Low Balance Account Fee (for accounts under $500)	$15	$15	$15	$15

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.65%	0.65%	0.65%	0.65%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	None

Other Expenses	. %	. %	. %	. %

Total Annual Fund Operating Expenses	. %	. %	. %	. %

Example:  This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		Class C	Class C
		assuming	assuming no
		redemption	redemption
		at end of	at end of
	Class A	each period	each period	Class R	Class Y
1 year	$	$	$	$	$

3 years	$	$	$	$	$

5 years	$	$	$	$	$

10 years	$	$	$	$	$

[1]	Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge (CDSC). The CDSC on Class C shares applies only to redemptions within one year of purchase.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was     % of the average value of its portfolio. The fund trades portfolio securities frequently, generally resulting in an annual portfolio turnover rate in excess of 100%.

Principal Investment Strategies

Under normal market conditions, Large Cap Select Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of large-capitalization companies, defined as companies that have market capitalizations within the range of market capitalizations of companies constituting the Standard & Poor’s 500 Index (the “S&P 500 Index”). The S&P 500 Index is a market value

Prospectus – First American Stock Funds

Fund Summaries

Large Cap Select Fund continued

weighted index consisting of 500 stocks chosen for market size, liquidity, sector representation and other factors. The index tracks the performance of the large cap U.S. equity market. While the market capitalizations of companies in the S&P 500 Index ranged from approximately $      million to $      billion as of December 31, 2009, the advisor typically invests in common stocks of companies that have market capitalizations of at least $3 billion at the time of purchase.

The advisor will select companies based on a combination of value and growth objectives, seeking companies that meet at least two of the following criteria:

•	Attractively valued relative to other companies in the same industry or market.
•	Good or improving fundamentals.
•	An identifiable catalyst that could increase the value of the company’s stock over the next one or two years.

The fund’s advisor will generally sell a stock if the stock hits its price target, the company’s fundamentals or competitive position significantly deteriorate, or if a better alternative exists in the marketplace.

The fund may invest up to 15% of its total assets in non-dollar denominated equity securities of foreign issuers. In addition, the fund may invest up to 25% of its assets, collectively, in non-dollar denominated equity securities of foreign issuers and in dollar-denominated equity securities of foreign issuers that are either listed on a U.S. stock exchange or represented by depositary receipts that may or may not be sponsored by a domestic bank.

The fund may utilize options, futures contracts, options on futures contracts, and forward foreign currency exchange contracts (“derivatives”). The fund may use these derivatives to manage market or business risk, enhance the fund’s return, or hedge against adverse movements in currency exchange rates.

Principal Risks

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Active Management Risk — Because the fund is actively managed, the fund could underperform other mutual funds with similar investment objectives.

Common Stock Risk — Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Derivatives Risk — The use of derivatives involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance.

International Investing Risk — International investing involves risks not typically associated with U.S. investing. These risks include currency risk, foreign securities market risk, foreign tax risk, information risk, investment restriction risk, and political and economic risks.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-FUND.

The bar chart shows you the variability of the fund’s performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. Sales charges are not reflected in the chart; if they were, returns would be lower.

The table shows the variability of the fund’s average annual returns and how they compare over different time periods to that of the fund’s benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

Prospectus – First American Stock Funds

Fund Summaries

Large Cap Select Fund continued

Prior to July 1, 2004, Class R shares were designated Class S shares, which had lower fees and expenses. The performance information in the table prior to July 1, 2004 is based on the performance of the Class S shares. If current fees and expenses had been in effect, performance would have been lower.

AVERAGE ANNUAL TOTAL RETURNS	Inception			Since
AS OF 12/31/09	Date	One Year	Five Years	Inception

Large Cap Select Fund

Class A (return before taxes)	1/31/03	%	%	%

Class A (return after taxes on distributions)		%	%	%

Class A (return after taxes on distributions and sale of fund shares)		%	%	%

Class C (return before taxes)	1/31/03	%	%	%

Class R (return before taxes)	1/31/03	%	%	%

Class Y (return before taxes)	1/31/03	%	%	%

Standard & Poor’s 500 Index[1] (reflects no deduction for fees, expenses, or taxes)		%	%	%

[1]	An unmanaged market-capitalization weighted index based on the average weighted performance of 500 widely held large-cap common stocks.

Investment Advisor

FAF Advisors, Inc.

Portfolio Managers

	Title	Portfolio manager of fund since:

David A. Chalupnik, CFA	Senior Managing Director & Head of Equities	January 2003
Anthony R. Burger, CFA	Director, Quantitative Equity Research	October 2004

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page    of the prospectus.

Prospectus – First American Stock Funds

Fund Summaries

Large Cap Value Fund

Investment Objective

Large Cap Value Fund’s primary objective is capital appreciation. Current income is a secondary objective of the fund.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in First American funds. More information about these and other discounts is available from your financial professional and under “Determining Your Share Price” on page    of the prospectus and “Reducing Class A Sales Charges” on page    of the statement of additional information.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class B	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)[1]	None	5.00%	1.00%	None	None

Annual Low Balance Account Fee (for accounts under $500)	$15	$15	$15	$15	$15

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.65%	0.65%	0.65%	0.65%	0.65%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	None

Other Expenses	. %	. %	. %	. %	. %

Total Annual Fund Operating Expenses	. %	. %	. %	. %	. %

Example:  This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		Class B	Class B	Class C	Class C
		assuming	assuming no	assuming	assuming no
		redemption	redemption	redemption	redemption
		at end of	at end	at end of	at end of
	Class A	each period	of each period	each period	each period	Class R	Class Y
1 year	$	$	$	$	$	$	$

3 years	$	$	$	$	$	$	$

5 years	$	$	$	$	$	$	$

10 years	$	$	$	$	$	$	$

[1]	Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge (CDSC). The CDSC on Class B shares declines over a six-year period from purchase. The CDSC on Class C shares applies only to redemptions within one year of purchase.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was     % of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, Large Cap Value Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of large-capitalization companies, defined as companies that have market capitalizations within the range of market capitalizations of companies constituting the Russell 1000 Index. This index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. While the market capitalizations of companies in the Russell 1000 Index ranged from

Prospectus – First American Stock Funds

Fund Summaries

Large Cap Value Fund continued

approximately $      million to $      billion as of December 31, 2009, the advisor typically invests in common stocks that have market capitalizations of at least $3 billion at the time of purchase.

In selecting stocks, the fund’s advisor invests in companies that it believes are undervalued relative to other companies in the same industry or market, exhibit good or improving fundamentals, and exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years. The fund’s advisor will generally sell a stock if the stock hits its price target, the company’s fundamentals or competitive position significantly deteriorate, or if a better alternative exists in the marketplace.

The fund may invest up to 15% of its total assets in non-dollar denominated equity securities of foreign issuers. In addition, the fund may invest up to 25% of its assets, collectively, in non-dollar denominated equity securities of foreign issuers and in dollar-denominated equity securities of foreign issuers that are either listed on a U.S. stock exchange or represented by depositary receipts that may or may not be sponsored by a domestic bank.

The fund may utilize options, futures contracts, options on futures contracts, and forward foreign currency exchange contracts (“derivatives”). The fund may use these derivatives to manage market or business risk, enhance the fund’s return, or hedge against adverse movements in currency exchange rates.

Principal Risks

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Active Management Risk — Because the fund is actively managed, the fund could underperform other mutual funds with similar investment objectives.

Common Stock Risk — Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Derivatives Risk — The use of derivatives involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance.

International Investing Risk — International investing involves risks not typically associated with U.S. investing. These risks include currency risk, foreign securities market risk, foreign tax risk, information risk, investment restriction risk, and political and economic risks.

Value Stock Risk — There is a risk that value stocks may underperform other types of stocks and the market as a whole. Value stocks can continue to be undervalued by the market for long periods of time.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-FUND.

The bar chart shows you the variability of the fund’s performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. Sales charges are not reflected in the chart; if they were, returns would be lower.

The table shows the variability of the fund’s average annual returns and how they compare over different time periods to that of the fund’s benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

Prior to July 1, 2004, Class R shares were designated Class S shares, which had lower fees and expenses. The performance information in the table prior to July 1, 2004 is based on the performance of the Class S shares. If current fees and expenses had been in effect, performance would have been lower.

Prospectus – First American Stock Funds

Fund Summaries

Large Cap Value Fund continued

Since
AVERAGE ANNUAL TOTAL RETURNS	Inception					Inception
AS OF 12/31/09	Date	One Year	Five Years	Ten Years		(Class R)

Large Cap Value Fund

Class A (return before taxes)	12/22/87	%	%		%	N/A

Class A (return after taxes on distributions)		%	%		%	N/A

Class A (return after taxes on distributions and sale of fund shares)		%	%		%	N/A

Class B (return before taxes)	8/15/94	%	%		%	N/A

Class C (return before taxes)	2/1/99	%	%		%	N/A

Class R (return before taxes)	9/24/01	%	%	N/A		%

Class Y (return before taxes)	2/4/94	%	%		%	N/A

Russell 1000 Value Index[1] (reflects no deduction for fees, expenses, or taxes)		%	%		%	%

[1]	An unmanaged index that measures the performance of those companies in the Russell 1000 Index (a large-cap index) with lower price-to-book ratios and lower forecasted growth values.

Investment Advisor

FAF Advisors, Inc.

Portfolio Managers

	Title	Portfolio manager of fund since:

Brent D. Mellum, CFA	Senior Equity Portfolio Manager	April 2004
Kevin V. Earley, CFA	Senior Equity Portfolio Manager	September 2000

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page    of the prospectus.

Prospectus – First American Stock Funds

Fund Summaries

Mid Cap Growth Opportunities Fund

Investment Objective

Mid Cap Growth Opportunities Fund has an objective of capital appreciation.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in First American funds. More information about these and other discounts is available from your financial professional and under “Determining Your Share Price” on page    of the prospectus and “Reducing Class A Sales Charges” on page    of the statement of additional information.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class B	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)[1]	None	5.00%	1.00%	None	None

Annual Low Balance Account Fee (for accounts under $500)	$15	$15	$15	$15	$15

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.70%	0.70%	0.70%	0.70%	0.70%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	None

Other Expenses	. %	. %	. %	. %	. %

Total Annual Fund Operating Expenses	. %	. %	. %	. %	. %

Example:  This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		Class B	Class B	Class C	Class C
		assuming	assuming no	assuming	assuming no
		redemption	redemption	redemption	redemption
		at end of	at end of	at end of	at end of
	Class A	each period	each period	each period	each period	Class R	Class Y
1 year	$	$	$	$	$	$	$

3 years	$	$	$	$	$	$	$

5 years	$	$	$	$	$	$	$

10 years	$	$	$	$	$	$	$

[1]	Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge (CDSC). The CDSC on Class B shares declines over a six-year period from purchase. The CDSC on Class C shares applies only to redemptions within one year of purchase.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was     % of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, Mid Cap Growth Opportunities Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of mid-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index. This index measures the performance of the 800 smallest companies in the Russell 1000 Index (which is made up of the 1,000 largest U.S. companies based on total

Prospectus – First American Stock Funds

Fund Summaries

Mid Cap Growth Opportunities Fund continued

market capitalization). As of December 31, 2009, market capitalizations of companies in the Russell Midcap Index ranged from approximately $      million to $      billion.

In selecting stocks, the fund’s advisor invests in companies that it believes exhibit the potential for superior growth based on factors such as above average growth in revenue and earnings, strong competitive position, strong management, and sound financial condition. The fund’s advisor will generally sell a stock if the stock hits its price target, the company’s fundamentals or competitive position significantly deteriorate, or if a better alternative exists in the marketplace.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering.

The fund may invest up to 15% of its total assets in non-dollar denominated equity securities of foreign issuers. In addition, the fund may invest up to 25% of its assets, collectively, in non-dollar denominated equity securities of foreign issuers and in dollar-denominated equity securities of foreign issuers that are either listed on a U.S. stock exchange or represented by depositary receipts that may or may not be sponsored by a domestic bank.

The fund may utilize options, futures contracts, options on futures contracts, and forward foreign currency exchange contracts (“derivatives”). The fund may use these derivatives to manage market or business risk, enhance the fund’s return, or hedge against adverse movements in currency exchange rates.

Principal Risks

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Active Management Risk — Because the fund is actively managed, the fund could underperform other mutual funds with similar investment objectives.

Common Stock Risk — Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Derivatives Risk — The use of derivatives involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance.

Growth Stock Risk — There is the risk that growth stocks may underperform other types of stocks and the market as a whole. In addition, growth stocks can be more volatile than other types of stocks.

Initial Public Offering (IPO) Risk — Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies.

International Investing Risk — International investing involves risks not typically associated with U.S. investing. These risks include currency risk, foreign securities market risk, foreign tax risk, information risk, investment restriction risk, and political and economic risks.

Mid-Cap Stock Risk — Stocks of mid-cap companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-FUND.

The bar chart shows you the variability of the fund’s performance from year to year for Class Y shares. The performance of the other share classes will differ due to their different expense structures.

The table shows the variability of the fund’s average annual returns and how they compare over different time periods to that of the fund’s benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class Y shares; after-tax returns for other share classes will vary.

Prospectus – First American Stock Funds

Fund Summaries

Mid Cap Growth Opportunities Fund continued

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

Prior to July 1, 2004, Class R shares were designated Class S shares, which had lower fees and expenses. The performance information in the table prior to July 1, 2004 is based on the performance of the Class S shares. If current fees and expenses had been in effect, performance would have been lower.

						Since	Since
AVERAGE ANNUAL TOTAL RETURNS	Inception					Inception	Inception
AS OF 12/31/09	Date	One Year	Five Years	Ten Years		(Class C)	(Class R)

Mid Cap Growth Opportunities Fund

Class A (return before taxes)	1/9/95	%	%		%	N/A	N/A

Class B (return before taxes)	3/1/99	%	%		%	N/A	N/A

Class C (return before taxes)	9/24/01	%	%	N/A		%	N/A

Class R (return before taxes)	12/11/00	%	%	N/A		N/A	%

Class Y (return before taxes)	12/28/89	%	%		%	N/A	N/A

Class Y (return after taxes on distributions)		%	%		%	N/A	N/A

Class Y (return after taxes on distributions and sale of fund shares)		%	%		%	N/A	N/A

Russell Midcap Growth Index[2] (reflects no deduction for fees, expenses, or taxes)		%	%		%	%	%

[1]	Performance presented prior to 9/24/01 represents that of the Firstar Mid Cap Core Equity Fund, a series of Firstar Funds, Inc., which merged into the fund on that date.

[2]	An unmanaged index that measures the performance of those companies in the Russell Midcap Index (a large-cap index) with higher price-to-book ratios and higher forecasted growth values.

Investment Advisor

FAF Advisors, Inc.

Portfolio Managers

	Title	Portfolio manager of fund since:

James A. Diedrich, CFA	Senior Equity Portfolio Manager	February 2006
Harold R. Goldstein	Senior Equity Portfolio Manager	September 2005
Scott Mullinix, CFA	Senior Equity Portfolio Manager	April 2006

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page    of the prospectus.

Prospectus – First American Stock Funds

Fund Summaries

Mid Cap Select Fund

Investment Objective

Mid Cap Select Fund’s objective is long-term growth of capital.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in First American funds. More information about these and other discounts is available from your financial professional and under “Determining Your Share Price” on page    of the prospectus and “Reducing Class A Sales Charges” on page    of the statement of additional information.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class B	Class C	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)[1]	None	5.00%	1.00%	None

Annual Low Balance Account Fee (for accounts under $500)	$15	$15	$15	$15

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.70%	0.70%	0.70%	0.70%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None

Other Expenses	. %	. %	. %	. %

Total Annual Fund Operating Expenses	. %	. %	. %	. %

Less Fee Waivers[2]	( . )%	( . )%	( . )%	( . )%

Net Expenses[2]	. %	. %	. %	. %

Example:  This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, the fund’s operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond the first year of each period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		Class B	Class B	Class C	Class C
		assuming	assuming no	assuming	assuming no
		redemption	redemption	redemption	redemption
		at end of	at end of	at end of	at end of
	Class A	each period	each period	each period	each period	Class Y
1 year	$	$	$	$	$	$

3 years	$	$	$	$	$	$

5 years	$	$	$	$	$	$

10 years	$	$	$	$	$	$

[1]	Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge (CDSC). The CDSC on Class B shares declines over a six-year period from purchase. The CDSC on Class C shares applies only to redemptions within one year of purchase.

[2]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through February 28, 2011, so that total annual fund operating expenses, after waivers and excluding any acquired fund fees and expenses, do not exceed 1.41%, 2.16%, 2.16%, and 1.16%, respectively, for Class A, Class B, Class C, and Class Y shares. These fee waivers and expense reimbursements may be terminated at any time after February 28, 2011, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s

Prospectus – First American Stock Funds

Fund Summaries

Mid Cap Select Fund continued

portfolio turnover rate was     % of the average value of its portfolio. The fund trades portfolio securities frequently, generally resulting in an annual portfolio turnover rate in excess of 100%.

Principal Investment Strategies

Under normal market conditions, Mid Cap Select Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in common stocks of mid-capitalization companies, defined by the advisor for this purpose as companies that have market capitalizations within the range of market capitalizations of companies constituting the Russell Midcap Index. This index measures the performance of the 800 smallest companies in the Russell 1000 Index (which is made up of the 1,000 largest U.S. companies based on total market capitalization). The market capitalizations of companies in the Russell Midcap Index ranged from approximately $      million to $      billion as of December 31, 2009.

In selecting stocks, the fund’s advisor invests in companies that it believes meet one or more of the following criteria:

•	Attractively valued relative to other companies in the same industry or market.
•	Strong or improving cash flows, revenue and earnings growth, or other fundamentals.
•	Strong competitive position.
•	An identifiable catalyst that could increase the value of the company’s stock over the next one or two years.

The fund’s advisor will generally sell a stock if the stock hits its price target, the company’s fundamentals or competitive position significantly deteriorate, or if a better alternative exists in the marketplace.

The fund may invest up to 15% of its total assets in non-dollar denominated equity securities of foreign issuers. In addition, the fund may invest up to 25% of its assets, collectively, in non-dollar denominated equity securities of foreign issuers and in dollar-denominated equity securities of foreign issuers that are either listed on a U.S. stock exchange or represented by depositary receipts that may or may not be sponsored by a domestic bank.

The fund may utilize options, futures contracts, options on futures contracts, and forward foreign currency exchange contracts (“derivatives”). The fund may use these derivatives to manage market or business risk, enhance the fund’s return, or hedge against adverse movements in currency exchange rates.

Principal Risks

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Active Management Risk — Because the fund is actively managed, the fund could underperform other mutual funds with similar investment objectives.

Common Stock Risk — Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Derivatives Risk — The use of derivatives involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance.

International Investing Risk — International investing involves risks not typically associated with U.S. investing. These risks include currency risk, foreign securities market risk, foreign tax risk, information risk, investment restriction risk, and political and economic risks.

Mid-Cap Stock Risk — Stocks of mid-cap companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-FUND.

The bar chart shows you the variability of the fund’s performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. Sales charges are not reflected in the chart; if they were, returns would be lower.

Prospectus – First American Stock Funds

Fund Summaries

Mid Cap Select Fund continued

The table shows the variability of the fund’s average annual returns and how they compare over different time periods to that of the fund’s benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

Performance for periods prior to May 4, 2009 reflects the fund’s operation using different investment strategies than are currently in place. Effective October 3, 2005, the fund’s principal investment strategy was changed from investing primarily in technology stocks to investing primarily in common stocks of small- and mid-capitalization companies, and the fund’s name changed from Technology Fund to Small-Mid Cap Core Fund. Thereafter, effective May 4, 2009, the fund’s principal investment strategy was changed from investing primarily in common stocks of small- and mid-capitalization companies to investing primarily in common stocks of mid-capitalization companies, and the fund’s name changed from Small-Mid Cap Core Fund to Mid Cap Select Fund.

Since
AVERAGE ANNUAL TOTAL RETURNS	Inception					Inception
AS OF 12/31/09	Date	One Year	Five Years	Ten Years		(Class C)

Mid Cap Select Fund

Class A (return before taxes)	4/4/94	%	%		%	N/A

Class A (return after taxes on distributions)		%	%		%	N/A

Class A (return after taxes on distributions and sale of fund shares)		%	%		%	N/A

Class B (return before taxes)	8/15/94	%	%		%	N/A

Class C (return before taxes)	2/1/00	%	%	N/A			%

Class Y (return before taxes)	4/4/94	%	%		%	N/A

Russell 2500 Index[1] (reflects no deduction for fees, expenses, or taxes)		%	%		%		%

Russell Midcap Index[2] (reflects no deduction for fees, expenses, or taxes)		%	%		%		%

[1]	An unmanaged small- and mid-cap index that measures the performance of the 2,500 smallest companies in the Russell 3000 Index.

[2]	Previously, the fund used the Russell 2500 Index as a benchmark. Going forward, the fund’s performance will be compared to the Russell Midcap Index because it more closely reflects the fund’s investment universe. The Russell Midcap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index.

Prospectus – First American Stock Funds

Fund Summaries

Mid Cap Select Fund continued

Investment Advisor

FAF Advisors, Inc.

Portfolio Managers

	Title	Portfolio manager of fund since:

Anthony R. Burger, CFA	Director, Quantitative Equity Research	May 2005
David A. Chalupnik, CFA	Senior Managing Director & Head of Equities	May 2005

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page    of the prospectus.

Prospectus – First American Stock Funds

Fund Summaries

Mid Cap Value Fund

Investment Objective

Mid Cap Value Fund’s objective is capital appreciation.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in First American funds. More information about these and other discounts is available from your financial professional and under “Determining Your Share Price” on page    of the prospectus and “Reducing Class A Sales Charges” on page    of the statement of additional information.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class B	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)[1]	None	5.00%	1.00%	None	None

Annual Low Balance Account Fee (for accounts under $500)	$15	$15	$15	$15	$15

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.70%	0.70%	0.70%	0.70%	0.70%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	None

Other Expenses	. %	. %	. %	. %	. %

Total Annual Fund Operating Expenses	. %	. %	. %	. %	. %

Example:  This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		Class B	Class B	Class C	Class C
		assuming	assuming no	assuming	assuming no
		redemption	redemption	redemption	redemption
		at end of	at end of	at end of	at end of
	Class A	each period	each period	each period	each period	Class R	Class Y
1 year	$	$	$	$	$	$	$

3 years	$	$	$	$	$	$	$

5 years	$	$	$	$	$	$	$

10 years	$	$	$	$	$	$	$

[1]	Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge (CDSC). The CDSC on Class B shares declines over a six-year period from purchase. The CDSC on Class C shares applies only to redemptions within one year of purchase.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was     % of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, Mid Cap Value Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of mid-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index. This index measures the performance of the 800 smallest companies in the Russell 1000 Index (which is made up of the 1,000 largest U.S. companies based on total market capitalization).

Prospectus – First American Stock Funds

Fund Summaries

Mid Cap Value Fund continued

As of December 31, 2009, market capitalizations of companies in the Russell Midcap Index ranged from approximately $      million to $      billion.

In selecting stocks, the fund’s advisor invests in companies that it believes are undervalued relative to other companies in the same industry or market, exhibit good or improving fundamentals, and exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years. The fund’s advisor will generally sell a stock if the stock hits its price target, the company’s fundamentals or competitive position significantly deteriorate, or if a better alternative exists in the marketplace.

The fund may invest up to 15% of its total assets in non-dollar denominated equity securities of foreign issuers. In addition, the fund may invest up to 25% of its assets, collectively, in non-dollar denominated equity securities of foreign issuers and in dollar-denominated equity securities of foreign issuers that are either listed on a U.S. stock exchange or represented by depositary receipts that may or may not be sponsored by a domestic bank.

The fund may utilize options, futures contracts, options on futures contracts, and forward foreign currency exchange contracts (“derivatives”). The fund may use these derivatives to manage market or business risk, enhance the fund’s return, or hedge against adverse movements in currency exchange rates.

Principal Risks

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Active Management Risk — Because the fund is actively managed, the fund could underperform other mutual funds with similar investment objectives.

Common Stock Risk — Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Derivatives Risk — The use of derivatives involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance.

International Investing Risk — International investing involves risks not typically associated with U.S. investing. These risks include currency risk, foreign securities market risk, foreign tax risk, information risk, investment restriction risk, and political and economic risks.

Mid-Cap Stock Risk — Stocks of mid-cap companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Value Stock Risk — There is a risk that value stocks may underperform other types of stocks and the market as a whole. Value stocks can continue to be undervalued by the market for long periods of time.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-FUND.

The bar chart shows you the variability of the fund’s performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. Sales charges are not reflected in the chart; if they were, returns would be lower.

The table shows the variability of the fund’s average annual returns and how they compare over different time periods to that of the fund’s benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

Prospectus – First American Stock Funds

Fund Summaries

Mid Cap Value Fund continued

Prior to July 1, 2004, Class R shares were designated Class S shares, which had lower fees and expenses. The performance information in the table prior to July 1, 2004 is based on the performance of the Class S shares. If current fees and expenses had been in effect, performance would have been lower.

Since
AVERAGE ANNUAL TOTAL RETURNS	Inception					Inception
AS OF 12/31/09	Date	One Year	Five Years	Ten Years		(Class R)

Mid Cap Value Fund

Class A (return before taxes)	12/22/87	%	%		%	N/A

Class A (return after taxes on distributions)		%	%		%	N/A

Class A (return after taxes on distributions and sale of fund shares)		%	%		%	N/A

Class B (return before taxes)	8/15/94	%	%		%	N/A

Class C (return before taxes)	2/1/99	%	%		%	N/A

Class R (return before taxes)	9/24/01	%	%	N/A		%

Class Y (return before taxes)	2/4/94	%	%		%	N/A

Russell Midcap Value Index[1] (reflects no deduction for fees, expenses, or taxes)		%	%		%	%

[1]	An unmanaged index that measures the performance of those companies in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values.

Investment Advisor

FAF Advisors, Inc.

Portfolio Managers

	Title	Portfolio manager of fund since:

Kevin V. Earley, CFA	Senior Equity Portfolio Manager	October 1999
Brent D. Mellum, CFA	Senior Equity Portfolio Manager	October 1999

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page    of the prospectus.

Prospectus – First American Stock Funds

Fund Summaries

Small Cap Growth Opportunities Fund

Investment Objective

Small Cap Growth Opportunities Fund has an objective of growth of capital.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in First American funds. More information about these and other discounts is available from your financial professional and under “Determining Your Share Price” on page    of the prospectus and “Reducing Class A Sales Charges” on page    of the statement of additional information.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class B	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)[1]	None	5.00%	1.00%	None	None

Annual Low Balance Account Fee (for accounts under $500)	$15	$15	$15	$15	$15

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%	1.00%	1.00%	1.00%	1.00%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	None

Other Expenses	. %	. %	. %	. %	. %

Total Annual Fund Operating Expenses	. %	. %	. %	. %	. %

Less Fee Waivers[2]	( . )%	( . )%	( . )%	( . )%	( . )%

Net Expenses[2]	. %	. %	. %	. %	. %

Example:  This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, the fund’s operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond the first year of each period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		Class B	Class B	Class C	Class C
		assuming	assuming no	assuming	assuming no
		redemption	redemption	redemption	redemption
		at end of	at end of	at end of	at end of
	Class A	each period	each period	each period	each period	Class R	Class Y
1 year	$	$	$	$	$	$	$

3 years	$	$	$	$	$	$	$

5 years	$	$	$	$	$	$	$

10 years	$	$	$	$	$	$	$

[1]	Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge (CDSC). The CDSC on Class B shares declines over a six-year period from purchase. The CDSC on Class C shares applies only to redemptions within one year of purchase.

[2]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through February 28, 2011, so that total annual fund operating expenses, after waivers and excluding any acquired fund fees and expenses, do not exceed 1.47%, 2.22%, 2.22%, 1.72%, and 1.22%, respectively, for Class A, Class B, Class C, Class R, and Class Y shares. These fee waivers and expense reimbursements may be terminated at any time after February 28, 2011, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s

Prospectus – First American Stock Funds

Fund Summaries

Small Cap Growth Opportunities Fund continued

portfolio turnover rate was     % of the average value of its portfolio. The fund trades portfolio securities frequently, generally resulting in an annual portfolio turnover rate in excess of 100%.

Principal Investment Strategies

Under normal market conditions, Small Cap Growth Opportunities Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of December 31, 2009, market capitalizations of companies in the Russell 2000 Index ranged from approximately $      million to $      billion.

In selecting stocks, the fund’s advisor invests in companies that it believes exhibit the potential for superior growth based on factors such as above average growth in revenue and earnings, strong competitive position, strong management, and sound financial condition. The fund’s advisor will generally sell a stock if the stock hits its price target, the company’s fundamentals or competitive position significantly deteriorate, or if a better alternative exists in the marketplace.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering.

The fund may invest up to 15% of its total assets in non-dollar denominated equity securities of foreign issuers. In addition, the fund may invest up to 25% of its assets, collectively, in non-dollar denominated equity securities of foreign issuers and in dollar-denominated equity securities of foreign issuers that are either listed on a U.S. stock exchange or represented by depositary receipts that may or may not be sponsored by a domestic bank.

The fund may utilize options, futures contracts, options on futures contracts, and forward foreign currency exchange contracts (“derivatives”). The fund may use these derivatives to manage market or business risk, enhance the fund’s return, or hedge against adverse movements in currency exchange rates.

Principal Risks

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Active Management Risk — Because the fund is actively managed, the fund could underperform other mutual funds with similar investment objectives.

Common Stock Risk — Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Derivatives Risk — The use of derivatives involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance.

Growth Stock Risk — There is the risk that growth stocks may underperform other types of stocks and the market as a whole. In addition, growth stocks can be more volatile than other types of stocks.

Initial Public Offering (IPO) Risk — Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies.

International Investing Risk — International investing involves risks not typically associated with U.S. investing. These risks include currency risk, foreign securities market risk, foreign tax risk, information risk, investment restriction risk, and political and economic risks.

Small-Cap Stock Risk — Small-cap stocks involve substantial risk. Prices of small-cap stocks may be subject to more abrupt or erratic movements, and to wider fluctuations, than stock prices of larger, more established companies or the market averages in general. It may difficult to sell small-cap stocks at the desired time and price.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-FUND.

Prospectus – First American Stock Funds

Fund Summaries

Small Cap Growth Opportunities Fund continued

The bar chart shows you the variability of the fund’s performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. Sales charges are not reflected in the chart; if they were, returns would be lower.

The table shows the variability of the fund’s average annual returns and how they compare over different time periods to that of the fund’s benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

Prior to July 1, 2004, Class R shares were designated Class S shares, which had lower fees and expenses. The performance information in the table prior to July 1, 2004 is based on the performance of the Class S shares. If current fees and expenses had been in effect, performance would have been lower.

						Since	Since
AVERAGE ANNUAL TOTAL RETURNS	Inception					Inception	Inception
AS OF 12/31/09[1]	Date	One Year	Five Years	Ten Years		(Class C)	(Class R)

Small Cap Growth Opportunities Fund

Class A (return before taxes)	8/1/95	%	%		%	N/A	N/A

Class A (return after taxes on distributions)		%	%		%	N/A	N/A

Class A (return after taxes on distributions and sale of fund shares)		%	%		%	N/A	N/A

Class B (return before taxes)	3/1/99	%	%		%	N/A	N/A

Class C (return before taxes)	9/24/01	%	%	N/A		%	N/A

Class R (return before taxes)	12/11/00	%	%	N/A		N/A	%

Class Y (return before taxes)	8/1/95	%	%		%	N/A	N/A

Russell 2000 Growth Index[2] (reflects no deduction for fees, expenses, or taxes)		%	%		%	%	%

[1]	On 12/12/02, the fund changed its main investment strategy to invest primarily in securities of companies with market capitalizations within the range of companies in the Russell 2000 Index. Previously, the fund invested primarily in companies with market capitalizations of below $500 million at the time of purchase. Performance presented prior to 9/24/01 represents that of the Firstar MicroCap Fund, a series of Firstar Funds, Inc., which merged into the fund on that date.

[2]	An unmanaged index that measures the performance of those companies in the Russell 2000 Index (a small-cap index) with higher price-to-book ratios and higher forecasted growth values.

Prospectus – First American Stock Funds

Fund Summaries

Small Cap Growth Opportunities Fund continued

Investment Advisor

FAF Advisors, Inc.

Portfolio Managers

	Title	Portfolio manager of fund since:

Robert S. McDougall, CFA	Equity Portfolio Manager	May 2004
Jon Loth, CFA	Equity Portfolio Manager	October 2007

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page    of the prospectus.

Prospectus – First American Stock Funds

Fund Summaries

Small Cap Select Fund

Investment Objective

Small Cap Select Fund’s objective is capital appreciation.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in First American funds. More information about these and other discounts is available from your financial professional and under “Determining Your Share Price” on page    of the prospectus and “Reducing Class A Sales Charges” on page    of the statement of additional information.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class B	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)[1]	None	5.00%	1.00%	None	None

Annual Low Balance Account Fee (for accounts under $500)	$15	$15	$15	$15	$15

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.70%	0.70%	0.70%	0.70%	0.70%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	None

Other Expenses	. %	. %	. %	. %	. %

Acquired Fund Fees and Expenses[2]	. %	. %	. %	. %	. %

Total Annual Fund Operating Expenses	. %	. %	. %	. %	. %

Example:  This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		Class B	Class B	Class C	Class C
		assuming	assuming no	assuming	assuming no
		redemption	redemption	redemption	redemption
		at end of	at end of	at end of	at end of
	Class A	each period	each period	each period	each period	Class R	Class Y
1 year	$	$	$	$	$	$	$

3 years	$	$	$	$	$	$	$

5 years	$	$	$	$	$	$	$

10 years	$	$	$	$	$	$	$

[1]	Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge (CDSC). The CDSC on Class B shares declines over a six-year period from purchase. The CDSC on Class C shares applies only to redemptions within one year of purchase.

[2]	In addition to the operating expenses that the fund bears directly, the fund’s shareholders indirectly bear the expenses of affiliated and unaffiliated funds in which the fund invests (the “acquired funds”). Since acquired fund fees and expenses are not directly borne by the fund, they are not reflected in the fund’s financial statements, with the result that the information presented in the expense table will differ from that presented in the “Financial Highlights” section of the prospectus.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was     % of the average value of its portfolio.

Prospectus – First American Stock Funds

Fund Summaries

Small Cap Select Fund continued

Principal Investment Strategies

Under normal market conditions, Small Cap Select Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of December 31, 2009, market capitalizations of companies in the Russell 2000 Index ranged from approximately $      million to $      billion.

In selecting stocks, the fund’s advisor invests in companies that it believes meet one or more of the following criteria:

•	Attractively valued relative to other companies in the same industry or market.
•	Strong or improving cash flows, revenue and earnings growth, or other fundamentals.
•	Strong competitive position.
•	Strong management teams.
•	An identifiable catalyst that could increase the value of the company’s stock over the next one or two years.

The fund’s advisor will generally sell a stock if the stock hits its price target, the company’s fundamentals or competitive position significantly deteriorate, or if a better alternative exists in the marketplace.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering.

The fund may invest up to 15% of its total assets in non-dollar denominated equity securities of foreign issuers. In addition, the fund may invest up to 25% of its assets, collectively, in non-dollar denominated equity securities of foreign issuers and in dollar-denominated equity securities of foreign issuers that are either listed on a U.S. stock exchange or represented by depositary receipts that may or may not be sponsored by a domestic bank.

The fund may utilize options, futures contracts, options on futures contracts, and forward foreign currency exchange contracts (“derivatives”). The fund may use these derivatives to manage market or business risk, enhance the fund’s return, or hedge against adverse movements in currency exchange rates.

Principal Risks

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Active Management Risk — Because the fund is actively managed, the fund could underperform other mutual funds with similar investment objectives.

Common Stock Risk — Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Derivatives Risk — The use of derivatives involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance.

Initial Public Offering (IPO) Risk — Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies.

International Investing Risk — International investing involves risks not typically associated with U.S. investing. These risks include currency risk, foreign securities market risk, foreign tax risk, information risk, investment restriction risk, and political and economic risks.

Small-Cap Stock Risk — Small-cap stocks involve substantial risk. Prices of small-cap stocks may be subject to more abrupt or erratic movements, and to wider fluctuations, than stock prices of larger, more established companies or the market averages in general. It may difficult to sell small-cap stocks at the desired time and price.

Prospectus – First American Stock Funds

Fund Summaries

Small Cap Select Fund continued

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-FUND.

The bar chart shows you the variability of the fund’s performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. Sales charges are not reflected in the chart; if they were, returns would be lower.

The table shows the variability of the fund’s average annual returns and how they compare over different time periods to that of the fund’s benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

Prior to July 1, 2004, Class R shares were designated Class S shares, which had lower fees and expenses. The performance information in the table prior to July 1, 2004 is based on the performance of the Class S shares. If current fees and expenses had been in effect, performance would have been lower.

Since
AVERAGE ANNUAL TOTAL RETURNS	Inception					Inception
AS OF 12/31/09[1]	Date	One Year	Five Years	Ten Years		(Class C)

Small Cap Select Fund

Class A (return before taxes)	5/6/92	%	%		%	N/A

Class A (return after taxes on distributions)		%	%		%	N/A

Class A (return after taxes on distributions and sale of fund shares)		%	%		%	N/A

Class B (return before taxes)	3/6/95	%	%		%	N/A

Class C (return before taxes)	9/24/01	%	%	N/A		%

Class R (return before taxes)	1/3/94	%	%		%	N/A

Class Y (return before taxes)	5/6/92	%	%		%	N/A

Russell 2000 Index[2] (reflects no deduction for fees, expenses, or taxes)		%	%		%	%

[1]	Performance prior to 9/24/01 represents that of the Firstar Small Cap Core Equity Fund, a series of Firstar Funds, Inc., which merged into the fund on that date. The Firstar Small Cap Core Equity Fund was organized on 11/27/00 and, prior to that, was a separate series of Mercantile Mutual Funds, Inc.

[2]	An unmanaged small-cap index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index.

Investment Advisor

FAF Advisors, Inc.

Prospectus – First American Stock Funds

Fund Summaries

Small Cap Select Fund continued

Portfolio Managers

	Title	Portfolio manager of fund since:

Allen D. Steinkopf, CFA	Equity Portfolio Manager	July 2004
Mark A. Traster, CFA	Equity Portfolio Manager	December 2008

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page    of the prospectus.

Prospectus – First American Stock Funds

Fund Summaries

Small Cap Value Fund

Investment Objective

Small Cap Value Fund’s objective is capital appreciation.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in First American funds. More information about these and other discounts is available from your financial professional and under “Determining Your Share Price” on page    of the prospectus and “Reducing Class A Sales Charges” on page    of the statement of additional information.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)[1]	None	1.00%	None	None

Annual Low Balance Account Fee (for accounts under $500)	$15	$15	$15	$15

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.70%	0.70%	0.70%	0.70%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	None

Other Expenses	. %	. %	. %	. %

Acquired Fund Fees and Expenses[2]	. %	. %	. %	. %

Total Annual Fund Operating Expenses	. %	. %	. %	. %

Example:  This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		Class C	Class C
		assuming	assuming no
		redemption	redemption
		at end of	at end of
	Class A	each period	each period	Class R	Class Y
1 year	$	$	$	$	$

3 years	$	$	$	$	$

5 years	$	$	$	$	$

10 years	$	$	$	$	$

[1]	Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge (CDSC). The CDSC on Class C shares applies only to redemptions within one year of purchase.

[2]	In addition to the operating expenses that the fund bears directly, the fund’s shareholders indirectly bear the expenses of affiliated and unaffiliated funds in which the fund invests (the “acquired funds”). Since acquired fund fees and expenses are not directly borne by the fund, they are not reflected in the fund’s financial statements, with the result that the information presented in the expense table will differ from that presented in the “Financial Highlights” section of the prospectus.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was     % of the average value of its portfolio.

Prospectus – First American Stock Funds

Fund Summaries

Small Cap Value Fund continued

Principal Investment Strategies

Under normal market conditions, Small Cap Value Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of December 31, 2009, market capitalizations of companies in the Russell 2000 Index ranged from approximately $      million to $      billion.

In selecting stocks, the fund’s advisor invests in companies that it believes meet at least two of the following criteria:

•	Undervalued relative to other companies in the same industry or market.
•	Good or improving fundamentals.
•	An identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

The fund’s advisor will generally sell a stock if the stock hits its price target, the company’s fundamentals or competitive position significantly deteriorate, or if a better alternative exists in the marketplace.

The fund may invest up to 15% of its total assets in non-dollar denominated equity securities of foreign issuers. In addition, the fund may invest up to 25% of its assets, collectively, in non-dollar denominated equity securities of foreign issuers and in dollar-denominated equity securities of foreign issuers that are either listed on a U.S. stock exchange or represented by depositary receipts that may or may not be sponsored by a domestic bank.

The fund may utilize options, futures contracts, options on futures contracts, and forward foreign currency exchange contracts (“derivatives”). The fund may use these derivatives to manage market or business risk, enhance the fund’s return, or hedge against adverse movements in currency exchange rates.

Principal Risks

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Active Management Risk — Because the fund is actively managed, the fund could underperform other mutual funds with similar investment objectives.

Common Stock Risk — Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Derivatives Risk — The use of derivatives involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance.

International Investing Risk — International investing involves risks not typically associated with U.S. investing. These risks include currency risk, foreign securities market risk, foreign tax risk, information risk, investment restriction risk, and political and economic risks.

Small-Cap Stock Risk — Small-cap stocks involve substantial risk. Prices of small-cap stocks may be subject to more abrupt or erratic movements, and to wider fluctuations, than stock prices of larger, more established companies or the market averages in general. It may difficult to sell small-cap stocks at the desired time and price.

Value Stock Risk — There is a risk that value stocks may underperform other types of stocks and the market as a whole. Value stocks can continue to be undervalued by the market for long periods of time.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-FUND.

The bar chart shows you the variability of the fund’s performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. Sales charges are not reflected in the chart; if they were, returns would be lower.

Prospectus – First American Stock Funds

Fund Summaries

Small Cap Value Fund continued

The table shows the variability of the fund’s average annual returns and how they compare over different time periods to that of the fund’s benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

Prior to July 1, 2004, Class R shares were designated Class S shares, which had lower fees and expenses. The performance information in the table prior to July 1, 2004 is based on the performance of the Class S shares. If current fees and expenses had been in effect, performance would have been lower.

Since
AVERAGE ANNUAL TOTAL RETURNS	Inception					Inception
AS OF 12/31/09	Date	One Year	Five Years	Ten Years		(Class R)

Small Cap Value Fund

Class A (return before taxes)	1/1/88	%	%		%	N/A

Class A (return after taxes on distributions)		%	%		%	N/A

Class A (return after taxes on distributions and sale of fund shares)		%	%		%	N/A

Class C (return before taxes)	2/1/99	%	%		%	N/A

Class R (return before taxes)	9/24/01	%	%	N/A		%

Class Y (return before taxes)	1/1/88	%	%		%	N/A

Russell 2000 Value Index[1] (reflects no deduction for fees, expenses, or taxes)		%	%		%	%

[1]	An unmanaged index that measures the performance of those companies in the Russell 2000 Index (a small-cap index) with lower price-to-book ratios and lower forecasted growth values.

Investment Advisor

FAF Advisors, Inc.

Portfolio Manager

	Title	Portfolio manager of fund since:

Karen L. Bowie, CFA	Equity Portfolio Manager	July 2005

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page    of the prospectus.

Prospectus – First American Stock Funds

Fund Summaries

Real Estate Securities Fund

Investment Objective

Real Estate Securities Fund has an objective to provide above average current income and long-term capital appreciation.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in First American funds. More information about these and other discounts is available from your financial professional and under “Determining Your Share Price” on page    of the prospectus and “Reducing Class A Sales Charges” on page    of the statement of additional information.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class B	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)[1]	None	5.00%	1.00%	None	None

Annual Low Balance Account Fee (for accounts under $500)	$15	$15	$15	$15	$15

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.70%	0.70%	0.70%	0.70%	0.70%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	None

Other Expenses	. %	. %	. %	. %	. %

Acquired Fund Fees and Expenses[2]	. %	. %	. %	. %	. %

Total Annual Fund Operating Expenses	. %	. %	. %	. %	. %

Example:  This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		Class B	Class B	Class C	Class C
		assuming	assuming no	assuming	assuming no
		redemption	redemption	redemption	redemption
		at end of	at end of	at end of	at end of
	Class A	each period	each period	each period	each period	Class R	Class Y
1 year	$	$	$	$	$	$	$

3 years	$	$	$	$	$	$	$

5 years	$	$	$	$	$	$	$

10 years	$	$	$	$	$	$	$

[1]	Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge (CDSC). The CDSC on Class B shares declines over a six-year period from purchase. The CDSC on Class C shares applies only to redemptions within one year of purchase.

[2]	In addition to the operating expenses that the fund bears directly, the fund’s shareholders indirectly bear the expenses of affiliated and unaffiliated funds in which the fund invests (the “acquired funds”). Since acquired fund fees and expenses are not directly borne by the fund, they are not reflected in the fund’s financial statements, with the result that the information presented in the expense table will differ from that presented in the “Financial Highlights” section of the prospectus.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was     % of the average value of its portfolio. The fund trades portfolio securities frequently, generally resulting in an annual portfolio turnover rate in excess of 100%.

Prospectus – First American Stock Funds

Fund Summaries

Real Estate Securities Fund continued

Principal Investment Strategies

Under normal market conditions, Real Estate Securities Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in income-producing common stocks of publicly traded companies engaged in the real estate industry. These companies derive at least 50% of their revenues or profits from the ownership, construction, management, financing or sale of real estate, or have at least 50% of the fair market value of their assets invested in real estate.

The fund’s advisor will select companies that it believes exhibit strong management teams, a strong competitive position, above average growth in revenues and a sound balance sheet. The advisor will generally sell a stock if the stock hits its price target, the company’s fundamentals or competitive position significantly deteriorate, or if a better alternative exists in the marketplace.

A majority of the fund’s total assets will be invested in real estate investment trusts (REITs). REITs are publicly traded corporations or trusts that invest in residential or commercial real estate. REITs generally can be divided into the following three types:

•	Equity REITs, which invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains or real estate appreciation.
•	Mortgage REITs, which invest the majority of their assets in real estate mortgage loans and derive their income primarily from interest payments.
•	Hybrid REITs, which combine the characteristics of equity REITs and mortgage REITs.

The fund expects to emphasize investments in equity REITs, although it may invest in all three kinds of REITs.

The fund may invest up to 15% of its total assets in non-dollar denominated equity securities of foreign issuers. In addition, the fund may invest up to 25% of its assets, collectively, in non-dollar denominated equity securities of foreign issuers and in dollar-denominated equity securities of foreign issuers that are either listed on a U.S. stock exchange or represented by depositary receipts that may or may not be sponsored by a domestic bank.

The fund may utilize options, futures contracts, options on futures contracts, and forward foreign currency exchange contracts (“derivatives”). The fund may use these derivatives to manage market or business risk, enhance the fund’s return, or hedge against adverse movements in currency exchange rates.

Principal Risks

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Active Management Risk — Because the fund is actively managed, the fund could underperform other mutual funds with similar investment objectives.

Common Stock Risk — Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Derivatives Risk — The use of derivatives involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance.

International Investing Risk — International investing involves risks not typically associated with U.S. investing. These risks include currency risk, foreign securities market risk, foreign tax risk, information risk, investment restriction risk, and political and economic risks.

Non-Diversification Risk — As a non-diversified fund, the fund may invest a larger portion of its assets in the securities of a limited number of issuers and may be more sensitive to any single economic, business, political or regulatory occurrence than a diversified fund.

Real Estate Investment Trust Risk — The value of a REIT can be hurt by economic downturns or by changes in real estate values, rents, property taxes, interest rates, tax treatment, regulations, or the legal structure of the REIT.

Real Estate Sector Risk — The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future.

Prospectus – First American Stock Funds

Fund Summaries

Real Estate Securities Fund continued

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-FUND.

The bar chart shows you the variability of the fund’s performance from year to year for Class Y shares. The performance of the other share classes will differ due to their different expense structures.

The table shows the variability of the fund’s average annual returns and how they compare over different time periods to that of the fund’s benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class Y shares; after-tax returns for other share classes will vary.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

Prior to July 1, 2004, Class R shares were designated Class S shares, which had lower fees and expenses. The performance information in the table prior to July 1, 2004 is based on the performance of the Class S shares. If current fees and expenses had been in effect, performance would have been lower.

						Since	Since
AVERAGE ANNUAL TOTAL RETURNS	Inception					Inception	Inception
AS OF 12/31/09	Date	One Year	Five Years	Ten Years		(Class C)	(Class R)

Real Estate Securities Fund

Class A (return before taxes)	9/29/95	%	%		%	N/A	N/A

Class B (return before taxes)	9/29/95	%	%		%	N/A	N/A

Class C (return before taxes)	2/1/00	%	%	N/A		%	N/A

Class R (return before taxes)	9/24/01	%	%	N/A		N/A	%

Class Y (return before taxes)	6/30/95	%	%		%	N/A	N/A

Class Y (return after taxes on distributions)		%	%		%	N/A	N/A

Class Y (return after taxes on distributions and sale of fund shares)		%	%		%	N/A	N/A

Morgan Stanley REIT Index[1] (reflects no deduction for fees, expenses, or taxes)		%	%		%	%	%

[1]	An unmanaged index of the most actively traded real estate investment trusts.

Investment Advisor

FAF Advisors, Inc.

Prospectus – First American Stock Funds

Fund Summaries

Real Estate Securities Fund continued

Portfolio Managers

	Title	Portfolio manager of fund since:

John G. Wenker	Head of Real Estate	October 1999
Jay L. Rosenberg	Equity Portfolio Manager	May 2005

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page    of the prospectus.

Prospectus – First American Stock Funds

Fund Summaries

Global Infrastructure Fund

Investment Objective

Global Infrastructure Fund’s objective is long-term growth of capital and income.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in First American funds. More information about these and other discounts is available from your financial professional and under “Determining Your Share Price” on page    of the prospectus and “Reducing Class A Sales Charges” on page    of the statement of additional information.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)[1]	None	1.00%	None	None

Annual Low Balance Account Fee (for accounts under $500)	$15	$15	$15	$15

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.90%	0.90%	0.90%	0.90%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	None

Other Expenses	. %	. %	. %	. %

Acquired Fund Fees and Expenses[2]	. %	. %	. %	. %

Total Annual Fund Operating Expenses	. %	. %	. %	. %

Less Fee Waivers[3]	( . )%	( . )%	( . )%	( . )%

Net Expenses[3]	. %	. %	. %	. %

Example:  This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, the fund’s operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond the first year of each period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		Class C	Class C
		assuming	assuming no
		redemption	redemption
		at end of	at end of
	Class A	each period	each period	Class R	Class Y
1 year	$	$	$	$	$

3 years	$	$	$	$	$

5 years	$	$	$	$	$

10 years	$	$	$	$	$

[1]	Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge (CDSC). The CDSC on Class C shares applies only to redemptions within one year of purchase.

[2]	In addition to the operating expenses that the fund bears directly, the fund’s shareholders indirectly bear the expenses of affiliated and unaffiliated funds in which the fund invests (the “acquired funds”). Since acquired fund fees and expenses are not directly borne by the fund, they are not reflected in the fund’s financial statements, with the result that the information presented in the expense table will differ from that presented in the “Financial Highlights” section of the prospectus.

[3]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through February 28, 2011, so that total annual fund operating expenses, after waivers and excluding any acquired fund fees and expenses, do not exceed 1.25%, 2.00%, 1.50%, and 1.00%, respectively, for Class A, Class C, Class R, and Class Y shares. These fee waivers and expense reimbursements may be terminated at any time after February 28, 2011, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.

Prospectus – First American Stock Funds

Fund Summaries

Global Infrastructure Fund continued

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was     % of the average value of its portfolio. The fund trades portfolio securities frequently, generally resulting in an annual portfolio turnover rate in excess of 100%.

Principal Investment Strategies

Under normal market conditions, Global Infrastructure Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in equity securities issued by U.S. and non-U.S. infrastructure-related companies. Infrastructure-related companies are defined as companies that derive at least 50% of their revenues or profits from the ownership, development, construction, financing or operation of infrastructure assets, or have at least 50% of the fair market value of their assets invested in infrastructure assets. Infrastructure assets are the physical structures and networks upon which the operation, growth and development of a community depends, which includes water, sewer, and energy utilities; transportation and communication networks; health care facilities, government accommodations, and other public service facilities; and shipping, timber, steel, alternative energy, and other resources and services necessary for the construction and maintenance of these physical structures and networks.

Equity securities in which the fund invests include common and preferred stocks, publicly-traded units of master limited partnerships (MLPs), and real estate investment trusts (REITs). The fund may also invest in exchange-traded funds and other investment companies (“investment companies”). The fund may invest in companies of any size.

In selecting securities, the fund’s advisor invests in companies that it believes meet one or more of the following criteria:

•	Attractively valued relative to other companies in the same industry or market.
•	Strong fundamentals, including consistent cash flows or growth and a sound balance sheet.
•	Strong management teams.
•	Long-term contracts to provide infrastructure-based services.
•	An identifiable catalyst that could increase the value of the company’s stock over the next one or two years.

The fund’s advisor generally will sell a security if any of the following has occurred:

•	The security has hit its price target and the company is no longer attractively valued relative to other companies.
•	The company’s fundamentals have significantly deteriorated.
•	There has been a significant change in the management team.
•	A catalyst that could decrease the value of the stock has been identified, or a previously existing positive catalyst has disappeared.
•	A better alternative exists in the marketplace.

The fund’s investments include infrastructure-related securities that trade in markets other than the United States. These securities are generally issued by companies that have their legal residence in countries other than the United States and the securities of which are principally traded in such countries, or that derive at least 50% of either their revenues or their pretax income from activities outside of the United States.

The fund diversifies its investments among a number of different countries throughout the world. Up to 25% of the fund’s total assets may be invested in equity securities of emerging market issuers. A country is considered to be an “emerging market” if it is defined as such by Morgan Stanley Capital International Inc.

The fund may utilize options, futures contracts, options on futures contracts, and forward foreign currency exchange contracts (“derivatives”). The fund may use these derivatives to manage market or business risk, enhance the fund’s return, or hedge against adverse movements in currency exchange rates.

Principal Risks

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Active Management Risk — Because the fund is actively managed, the fund could underperform other mutual funds with similar investment objectives.

Additional Expenses — When the fund invests in other investment companies, you bear both your proportionate share of fund expenses and, indirectly, the expenses of the other investment companies.

Prospectus – First American Stock Funds

Fund Summaries

Global Infrastructure Fund continued

Common Stock Risk — Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Derivatives Risk — The use of derivatives involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance.

Emerging Markets Risk — Investments in emerging markets are subject to special political, economic, and market risks that can make the fund’s emerging market investments more volatile and less liquid than investments in developed markets.

International Investing Risk — International investing involves risks not typically associated with U.S. investing. These risks include currency risk, foreign securities market risk, foreign tax risk, information risk, investment restriction risk, and political and economic risks.

Infrastructure Sector Risk — Because the fund concentrates its investments in infrastructure-related securities, the fund has greater exposure to adverse economic, regulatory, political, legal, and other changes affecting the issuers of such securities.

Master Limited Partnership Risk — An investment in an MLP exposes the fund to the legal and tax risks associated with investing in partnerships. MLPs may have limited financial resources, their securities may be relatively illiquid, and they may be subject to more erratic price movements because of the underlying assets they hold.

Mid-Cap Stock Risk — Stocks of mid-cap companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Real Estate Investment Trust Risk — The value of a REIT can be hurt by economic downturns or by changes in real estate values, rents, property taxes, interest rates, tax treatment, regulations, or the legal structure of the REIT.

Small-Cap Stock Risk — Small-cap stocks involve substantial risk. Prices of small-cap stocks may be subject to more abrupt or erratic movements, and to wider fluctuations, than stock prices of larger, more established companies or the market averages in general. It may difficult to sell small-cap stocks at the desired time and price.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-FUND.

The bar chart shows you the variability of the fund’s performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. Sales charges are not reflected in the chart; if they were, returns would be lower.

The table shows the variability of the fund’s average annual returns and how they compare over different time periods to that of the fund’s benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.

Prospectus – First American Stock Funds

Fund Summaries

Global Infrastructure Fund continued

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

			Since	Since
AVERAGE ANNUAL TOTAL RETURNS	Inception		Inception	Inception
AS OF 12/31/09	Date	One Year	(Class A & Class Y)	(Class C & Class R)

Global Infrastructure Fund

Class A (return before taxes)	12/17/07	%	%	N/A

Class A (return after taxes on distributions)		%	%	N/A

Class A (return after taxes on distributions and sale of fund shares)		%	%	N/A

Class C (return before taxes)	11/3/08	%	N/A		%

Class R (return before taxes)	11/3/08	%	N/A		%

Class Y (return before taxes)	12/17/07	%	%	N/A

Standard & Poor’s Global Infrastructure Index[1] (reflects no deduction for fees, expenses, or taxes)		%	%		%

[1]	An unmanaged index that is comprised of 75 of the largest publicly listed infrastructure companies from around the world that meet specific investability requirements.

Investment Advisor

FAF Advisors, Inc.

Portfolio Managers

	Title	Portfolio manager of fund since:

Jay L. Rosenberg	Equity Portfolio Manager	December 2007
John G. Wenker	Head of Real Estate	December 2007

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page    of the prospectus.

Prospectus – First American Stock Funds

Fund Summaries

International Fund

Investment Objective

International Fund’s objective is long-term growth of capital.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in First American funds. More information about these and other discounts is available from your financial professional and under “Determining Your Share Price” on page    of the prospectus and “Reducing Class A Sales Charges” on page    of the statement of additional information.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class B	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)[1]	None	5.00%	1.00%	None	None

Annual Low Balance Account Fee (for accounts under $500)	$15	$15	$15	$15	$15

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%	1.00%	1.00%	1.00%	1.00%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	None

Other Expenses	. %	. %	. %	. %	. %

Total Annual Fund Operating Expenses	. %	. %	. %	. %	. %

Less Fee Waivers[2]	( . )%	( . )%	( . )%	( . )%	( . )%

Net Expenses[2]	. %	. %	. %	. %	. %

Example:  This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, the fund’s operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond the first year of each period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		Class B	Class B	Class C	Class C
		assuming	assuming no	assuming	assuming no
		redemption	redemption	redemption	redemption
		at end of	at end of	at end of	at end of
	Class A	each period	each period	each period	each period	Class R	Class Y
1 year	$	$	$	$	$	$	$

3 years	$	$	$	$	$	$	$

5 years	$	$	$	$	$	$	$

10 years	$	$	$	$	$	$	$

[1]	Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge (CDSC). The CDSC on Class B shares declines over a six-year period from purchase. The CDSC on Class C shares applies only to redemptions within one year of purchase.

[2]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through February 28, 2011, so that total annual fund operating expenses, after waivers and excluding any acquired fund fees and expenses, do not exceed 1.49%, 2.24%, 2.24%, 1.74%, and 1.24%, respectively, for Class A, Class B, Class C, Class R, and Class Y shares. These fee waivers and expense reimbursements may be terminated at any time after February 28, 2011, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.

Prospectus – First American Stock Funds

Fund Summaries

International Fund continued

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was     % of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, International Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in equity securities that trade in markets other than the United States. These securities generally are issued by companies that are domiciled in countries other than the United States, or that derive at least 50% of either their revenues or their pretax income from activities outside of the United States. The fund diversifies its investments among a number of different countries throughout the world and may invest in companies of any size.

The fund employs a “multi-style, multi-manager” approach whereby the fund’s advisor allocates portions of the fund’s assets to different sub-advisors who employ distinct investment styles. Any assets not allocated to a sub-advisor are managed by the advisor. The fund uses the following principal investment styles, which are intended to complement one another:

•	Growth Style emphasizes investments in the equity securities of companies with superior growth characteristics, including superior profitability, secular growth, sustainable competitive advantage, and strong capital structure.
•	Value Style emphasizes investments in equity securities of companies trading below intrinsic valuations with stable returns and companies trading at steep discounts to intrinsic valuations with catalysts for an improvement in returns.

When determining how to allocate the fund’s assets between sub-advisors, the fund’s advisor considers a variety of factors. These factors include a sub-advisor’s investment style and performance record, as well as the characteristics of the sub-advisor’s typical portfolio investments. These characteristics may include capitalization size, growth and profitability measures, valuation measures, economic sector weightings, and earnings and price volatility statistics. The allocations between the sub-advisors will vary over time according to prospective returns and risks associated with the various investment styles.

Up to 15% of the fund’s total assets may be invested in equity securities of emerging markets issuers. A country is considered to be an “emerging market” if it is defined as such by Morgan Stanley Capital International Inc. Equity securities in which the fund invests include common and preferred stock. In addition, the fund may invest in sponsored and unsponsored American Depositary Receipts, European Depositary Receipts, and Global Depositary Receipts. The fund may also invest in exchange-traded funds and other investment companies (“investment companies”).

The advisor manages the portion of the fund’s assets not allocated to a sub-advisor. A portion of these assets are used to facilitate cash flows to and from the sub-advisors, meet redemption requests, and pay fund expenses. The advisor may also utilize these assets to increase the fund’s exposure to certain companies, industry sectors, countries, regions, or investment styles, and for such other reasons as it deems advisable. The advisor may invest these assets in derivatives and investment companies, as described above, and money market instruments and other short-term securities, including money market funds advised by the advisor. In addition, the advisor may invest up to 10% of the fund’s total assets in equity securities issued by U.S. and non-U.S. companies.

The fund may utilize options, futures contracts, options on futures contracts, and forward foreign currency exchange contracts (“derivatives”). The fund may use these derivatives to manage market or business risk, enhance the fund’s return, or hedge against adverse movements in currency exchange rates.

Principal Risks

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Active Management Risk — Because the fund is actively managed, the fund could underperform other mutual funds with similar investment objectives.

Additional Expenses — When the fund invests in other investment companies, you bear both your proportionate share of fund expenses and, indirectly, the expenses of the other investment companies.

Common Stock Risk — Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Prospectus – First American Stock Funds

Fund Summaries

International Fund continued

Derivatives Risk — The use of derivatives involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance.

Emerging Markets Risk — Investments in emerging markets are subject to special political, economic, and market risks that can make the fund’s emerging market investments more volatile and less liquid than investments in developed markets.

International Investing Risk — International investing involves risks not typically associated with U.S. investing. These risks include currency risk, foreign securities market risk, foreign tax risk, information risk, investment restriction risk, and political and economic risks.

Mid-Cap Stock Risk — Stocks of mid-cap companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Multi-Manager Risk — Each sub-advisor makes investment decisions independently and it is possible that the security selection process of the sub-advisors may not complement one another. The sub-advisors selected may underperform the market generally or other sub-advisors that could have been selected.

Small-Cap Stock Risk — Small-cap stocks involve substantial risk. Prices of small-cap stocks may be subject to more abrupt or erratic movements, and to wider fluctuations, than stock prices of larger, more established companies or the market averages in general. It may difficult to sell small-cap stocks at the desired time and price.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-FUND.

The bar chart shows you the variability of the fund’s performance from year to year for Class Y shares. The performance of the other share classes will differ due to their different expense structures.

The table shows the variability of the fund’s average annual returns and how they compare over different time periods to that of the fund’s benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class Y shares; after-tax returns for other share classes will vary.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

Prior to July 1, 2004, Class R shares were designated Class S shares, which had lower fees and expenses. The performance information in the table prior to July 1, 2004 is based on the performance of the Class S shares. If current fees and expenses had been in effect, performance would have been lower.

Prospectus – First American Stock Funds

Fund Summaries

International Fund continued

Since
AVERAGE ANNUAL TOTAL RETURNS	Inception					Inception
AS OF 12/31/09[1,2]	Date	One Year	Five Years	Ten Years		(Class C)

Class A (return before taxes)	5/2/94	%	%		%	N/A

Class B (return before taxes)	3/6/95	%	%		%	N/A

Class C (return before taxes)	9/24/01	%	%	N/A		%

Class R (return before taxes)	4/24/94	%	%		%	N/A

Class Y (return before taxes)	4/4/94	%	%		%	N/A

Class Y (return after taxes on distributions)		%	%		%	N/A

Class Y (return after taxes on distributions and sale of fund shares)		%	%		%	N/A

Morgan Stanley Capital International Europe, Australasia, Far East Index[3] (reflects no deduction for fees, expenses, or taxes)		%	%		%	%

[1]	Performance presented prior to 9/24/01 represents that of the Firstar International Growth Fund, a series of Firstar Funds, Inc., which, together with Firstar International Value Fund, merged into the fund on that date.

[2]	Prior to 11/3/08, the fund’s assets were managed by different sub-advisors.

[3]	An unmanaged index of common stocks in Europe, Australia, and the Far East.

Investment Advisor	Sub-Advisors

FAF Advisors, Inc.	Altrinsic Global Advisors, LLC (“Altrinsic”)
Hansberger Global Investors, Inc. (“HGI”)

Portfolio Managers

	Title	Portfolio manager of fund since:

FAF Advisors
Walter A. French	Senior Equity Portfolio Manager	November 2008

Altrinsic
John Hock, CFA	Chief Investment Officer	November 2008
John I. DeVita, CFA	Principal	November 2008
Rehan Chaudhri	Principal	November 2008

HGI
Thomas R.H. Tibbles, CFA	Managing Director	November 2008
Barry A. Lockhart, CFA	Senior Vice President	November 2008
Trevor Graham, CFA	Vice President - Research	November 2008
Patrick Tan	Research Analyst	November 2008

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page    of the prospectus.

Prospectus – First American Stock Funds

Fund Summaries

International Select Fund

Investment Objective

International Select Fund’s objective is long-term growth of capital.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in First American funds. More information about these and other discounts is available from your financial professional and under “Determining Your Share Price” on page    of the prospectus and “Reducing Class A Sales Charges” on page    of the statement of additional information.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)[1]	None	1.00%	None	None

Annual Low Balance Account Fee (for accounts under $500)	$15	$15	$15	$15

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%	1.00%	1.00%	1.00%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	None

Other Expenses	. %	. %	. %	. %

Acquired Fund Fees and Expenses[2]	. %	. %	. %	. %

Total Annual Fund Operating Expenses	. %	. %	. %	. %

Less Fee Waivers[3]	( . )%	( . )%	( . )%	( . )%

Net Expenses[3]	. %	. %	. %	. %

Example:  This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, the fund’s operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond the first year of each period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		Class C	Class C
		assuming	assuming no
		redemption	redemption at
		at end of	end each
	Class A	each period	period	Class R	Class Y
1 year	$	$	$	$	$

3 years	$	$	$	$	$

5 years	$	$	$	$	$

10 years	$	$	$	$	$

[1]	Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge (CDSC). The CDSC on Class C shares applies only to redemptions within one year of purchase.

[2]	In addition to the operating expenses that the fund bears directly, the fund’s shareholders indirectly bear the expenses of affiliated and unaffiliated funds in which the fund invests (the “acquired funds”). Since acquired fund fees and expenses are not directly borne by the fund, they are not reflected in the fund’s financial statements, with the result that the information presented in the expense table will differ from that presented in the “Financial Highlights” section of the prospectus.

[3]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through February 28, 2011, so that total annual fund operating expenses, after waivers and excluding acquired fund fees and expenses, do not exceed 1.49%, 2.24%, 1.74%, and 1.24%, respectively, for Class A, Class C, Class R, and Class Y shares. These fee waivers and expense reimbursements may be terminated at any time after February 28, 2011, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.

Prospectus – First American Stock Funds

Fund Summaries

International Select Fund continued

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was     % of the average value of its portfolio.

Principal Investment Strategies

International Select Fund invests primarily in equity securities that trade in markets other than the United States. These securities are generally issued by companies that have their legal residence in countries other than the United States and the securities of which are principally traded in such countries, or that derive at least 50% of either their revenues or their pretax income from activities outside of the United States. The fund diversifies its investments among a number of different countries throughout the world and may invest in companies of any size.

The fund employs a “multi-style, multi-manager” approach whereby the fund’s advisor allocates portions of the fund’s assets to different sub-advisors who employ distinct investment styles. Any assets not allocated to a sub-advisor are managed by the advisor. The fund uses the following principal investment styles, which are intended to complement one another:

•	Growth Style emphasizes investments in equity securities of companies with superior growth characteristics, including superior profitability, secular growth, sustainable competitive advantage, and strong capital structure.
•	Value Style emphasizes investments in equity securities of companies trading below intrinsic valuations with stable returns and companies trading at steep discounts to intrinsic valuations with catalysts for an improvement in returns.
•	Emerging Markets Style emphasizes investments in equity securities of companies whose principal activities are located in emerging market countries that are believed to be undervalued based on their earnings, cash flow or asset values. A country is considered to be an “emerging market” if it is defined as such by Morgan Stanley Capital International, Inc.

When determining how to allocate the fund’s assets among sub-advisors, the fund’s advisor considers a variety of factors. These factors include a sub-advisor’s investment style and performance record, as well as the characteristics of the sub-advisor’s typical portfolio investments. These characteristics may include capitalization size, growth and profitability measures, valuation measures, economic sector weightings, and earnings and price volatility statistics. The allocations among the sub-advisors will vary over time according to prospective returns and risks associated with the various investment styles.

Equity securities in which the fund invests include common and preferred stock. In addition, the fund may invest in sponsored and unsponsored American Depositary Receipts, European Depositary Receipts, and Global Depositary Receipts. The fund may also invest in exchange-traded funds and other investment companies (“investment companies”).

The advisor manages the portion of the fund’s assets not allocated to a sub-advisor. A portion of these assets are used to facilitate cash flows to and from the sub-advisors, meet redemption requests, and pay fund expenses. The advisor may also utilize these assets to increase the fund’s exposure to certain companies, industry sectors, countries, regions, or investment styles, and for such other reasons as it deems advisable. The advisor may invest these assets in derivatives and investment companies, as described above, and money market instruments and other short-term securities, including money market funds advised by the advisor. In addition, the advisor may invest up to 10% of the fund’s total assets in equity securities issued by U.S. and non-U.S. companies.

The fund may utilize options, futures contracts, options on futures contracts, and forward foreign currency exchange contracts (“derivatives”). The fund may use these derivatives to manage market or business risk, enhance the fund’s return, or hedge against adverse movements in currency exchange rates.

Principal Risks

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Active Management Risk — Because the fund is actively managed, the fund could underperform other mutual funds with similar investment objectives.

Additional Expenses — When the fund invests in other investment companies, you bear both your proportionate share of fund expenses and, indirectly, the expenses of the investment companies.

Common Stock Risk — Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Prospectus – First American Stock Funds

Fund Summaries

International Select Fund continued

Derivatives Risk — The use of derivatives involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance.

Emerging Markets Risk — Investments in emerging markets are subject to special political, economic, and market risks that can make the fund’s emerging market investments more volatile and less liquid than investments in developed markets.

International Investing Risk — International investing involves risks not typically associated with U.S. investing. These risks include currency risk, foreign securities market risk, foreign tax risk, information risk, investment restriction risk, and political and economic risks.

Mid-Cap Stock Risk — Stocks of mid-cap companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Multi-Manager Risk — Each sub-advisor makes investment decisions independently and it is possible that the security selection process of the sub-advisors may not complement one another. The sub-advisors selected may underperform the market generally or other sub-advisors that could have been selected.

Small-Cap Stock Risk — Small-cap stocks involve substantial risk. Prices of small-cap stocks may be subject to more abrupt or erratic movements, and to wider fluctuations, than stock prices of larger, more established companies or the market averages in general. It may difficult to sell small-cap stocks at the desired time and price.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-FUND.

The bar chart shows you the variability of the fund’s performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. Sales charges are not reflected in the chart; if they were, returns would be lower.

The table shows the variability of the fund’s average annual returns and how they compare over different time periods to that of the fund’s benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

Prospectus – First American Stock Funds

Fund Summaries

International Select Fund continued

AVERAGE ANNUAL TOTAL RETURNS	Inception		Since
AS OF 12/31/09	Date	One Year	Inception

International Select Fund

Class A (return before taxes)	12/21/06	%	%

Class A (return after taxes on distributions)		%	%

Class A (return after taxes on distributions and sale of fund shares)		%	%

Class C (return before taxes)	12/21/06	%	%

Class R (return before taxes)	12/21/06	%	%

Class Y (return before taxes)	12/21/06	%	%

MSCI AC World Index ex USA[1] (reflects no deduction for fees, expenses, or taxes)		%	%

MSCI AC World Investable Market Index ex USA[2] (reflects no deduction for fees, expenses, or taxes)		%	%

[1]	An unmanaged index that tracks the performance of mid- and large-capitalization stocks of non-U.S. companies representing developed and emerging markets around the world that collectively comprise most foreign stock markets.

[2]	Previously, the fund used the MSCI AC World Index ex USA as a benchmark. Going forward, the fund’s performance will be compared to the MSCI AC World Investable Market Index ex USA because it more closely reflects the fund’s investment universe. The MSCI AC World Investable Market Index ex USA is an unmanaged index that tracks the performance of small-, mid-, and large-capitalization stocks of non-U.S. companies representing developed and emerging markets around the world that collectively comprise most foreign stock markets.

Investment Advisor

FAF Advisors, Inc.

Sub-Advisors

Altrinsic Global Advisors, LLC (“Altrinsic”)
Hansberger Global Investors, Inc. (“HGI”)
Lazard Asset Management LLC (“Lazard”)

Portfolio Managers

	Title	Portfolio manager of fund since:

FAF Advisors
Walter A. French	Senior Equity Portfolio Manager	December 2006
Altrinsic
John Hock, CFA	Chief Investment Officer	December 2006
John I. DeVita, CFA	Principal	December 2006
Rehan Chaudhri	Principal	December 2006
HGI
Thomas R.H. Tibbles, CFA	Managing Director	December 2006
Barry A. Lockhart, CFA	Senior Vice President	December 2006
Trevor Graham, CFA	Vice President - Research	December 2006
Patrick Tan	Research Analyst	December 2006
Lazard
James M. Donald, CFA	Managing Director & Head of Emerging Markets Group	December 2006
John R. Reinsberg	Deputy Chairman & Head of International and Global Products	December 2006

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page    of the prospectus.

Prospectus – First American Stock Funds

Additional Summary Information

Purchase and Sale of Fund Shares

You may purchase or redeem shares of a fund on any day when the New York Stock Exchange (NYSE) is open, except that shares cannot be purchased by wire transfer on days that federally chartered banks are closed. Purchases, redemptions, and exchanges may be restricted in the event of an early or unscheduled close of the NYSE, as permitted by the Securities and Exchange Commission (SEC).

You can become a shareholder in any of the funds by making a minimum initial investment of $2,500 ($2,000 for Coverdell Education Savings Accounts). The minimum additional investment is $100. The funds reserve the right to waive or lower purchase minimums under certain circumstances and to reject any purchase order.

You can redeem shares through your financial intermediary or by contacting the funds at:

Phone	Regular Mail	Overnight Express Mail

800-677-FUND	First American Funds	First American Funds
	P.O. Box 3011	615 East Michigan Street
	Milwaukee, WI 53201-3011	Milwaukee, WI 53202

Tax Information

Dividends and capital gain distributions you receive from a fund are subject to federal income taxes and may also be subject to state and local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Prospectus – First American Stock Funds

More about the Funds

Investment Objectives

The funds’ objectives, which are described in the “Fund Summaries” section, may be changed without shareholder approval. If a fund’s objective changes, you will be notified at least 60 days in advance. Please remember, there is no guarantee that any fund will achieve its objective.

Investment Strategies

The funds’ principal investment strategies are discussed in the “Fund Summaries” section. These are the strategies that the funds’ investment advisor believes are most likely to be important in trying to achieve the funds’ objectives. This section provides information about some additional strategies that the funds’ investment advisor uses, or may use, to achieve the funds’ objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the statement of additional information (SAI). For a copy of the SAI, call Investor Services at 800 677-FUND.

Securities Lending

Each fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions to generate additional income. When a fund loans its portfolio securities, it will receive cash collateral equal to at least 100% of the value of the loaned securities. Under the funds’ securities lending agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. The funds, however, will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. A fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet its obligations to the borrower.

Temporary Investments

In an attempt to respond to adverse market, economic, political, or other conditions, each fund may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities, including money market funds advised by the funds’ advisor. Being invested in these securities may keep a fund from participating in a market upswing and prevent the fund from achieving its investment objectives.

Infrastructure-Related Companies

Under normal market conditions, Global Infrastructure Fund invests primarily in equity securities issued by U.S. and non-U.S. infrastructure-related companies. Infrastructure-related companies may include, but are not necessarily limited to, those companies that are active in utilities (including electricity generation, transmission and distribution, gas and transmission, water distribution, and sewage treatment), transportation services (including toll roads, bridges, tunnels, parking facilities, railroads, rapid transit links, airports, air traffic control, refueling facilities and seaports), communication networks (broadcast and wireless towers, cable, fibre optic and satellite networks), social assets (including courthouses, hospitals, schools, school housing, correctional facilities, stadiums and subsidized housing), and those companies whose products and services are related to the infrastructure industry (such as manufacturers and distributors of building supplies and financial institutions that issue or service debt secured by infrastructure assets) that, along with other infrastructure-related companies, derive at least 50% of their revenues or profits from the ownership, development, construction, or operation of infrastructure assets or financing of infrastructure-related companies, or have at least 50% of the fair market value of their assets invested in infrastructure assets.

Investment Risks

The principal risks of investing in each fund are identified in the “Fund Summaries” section. These risks are further described below.

Active Management Risk.    Each fund is actively managed and its performance therefore will reflect in part the advisor’s or sub-advisor’s ability to make investment decisions which are suited to achieving the fund’s investment objective. Due to its active management, a fund could underperform other mutual funds with similar investment objectives.

Additional Expenses.    When Global Infrastructure Fund, International Fund, and International Select Fund invest in other investment companies, you bear both your proportionate share of fund expenses and, indirectly, the expenses of the other investment companies.

Common Stock Risk.    Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market. In addition, the types of stocks in which a particular fund invests, such as value stocks, growth stocks, large-capitalization stocks, mid-capitalization stocks, small-capitalization stocks and/or micro-capitalization stocks, may underperform the market as a whole.

Prospectus – First American Stock Funds

More about the Funds

Investment Risks continued

Credit Risk.    Equity Income Fund is subject to the risk that the issuers of debt securities held by a fund will not make payments on the securities. There is also the risk that an issuer could suffer adverse changes in financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and in shares of the fund. Also, a change in the credit quality rating of a bond could affect the bond’s liquidity and make it more difficult for the fund to sell. When a fund purchases unrated securities, it will depend on the advisor’s analysis of credit risk without the assessment of an independent rating organization, such as Moody’s or Standard & Poor’s.

Derivatives Risk.    A small investment in derivatives could have a potentially large impact on a fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by a fund will not correlate with the underlying instruments or the fund’s other investments. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments’ terms. Some derivatives also involve leverage, which could increase the volatility of these investments as they may fluctuate in value more than the underlying instrument.

Emerging Markets Risk.    Global Infrastructure Fund, International Fund, and International Select Fund may invest in equity securities of emerging markets issuers. The risks of international investing are particularly significant in emerging markets. Investing in emerging markets generally involves exposure to economic structures that are less diverse and mature, and to political systems that are less stable, than those of developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

Growth Stock Risk.    There is a risk that growth stocks may underperform other types of stocks and the market as a whole. In addition, growth stocks can be more volatile than other types of stocks.

Initial Public Offering (IPO) Risk.    By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors. Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals. Investors in IPOs can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

Interest Rate Risk.    Debt securities in Equity Income Fund will fluctuate in value with changes in interest rates. In general, debt securities will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term debt securities are generally more sensitive to interest rate changes.

International Investing Risk.    Global Infrastructure Fund, International Fund, and International Select Fund invest primarily in equity securities that trade in markets other than the United States. Each other fund may also invest in these securities. To the extent a fund is allowed to invest in depositary receipts, the fund will be subject to the same risks as when investing directly in foreign securities, unless otherwise noted below. The holder of an unsponsored depositary receipt may have limited voting rights and may not receive as much information about the issuer of the underlying securities as would the holder of a sponsored depositary receipt. International investing involves risks not typically associated with U.S. investing. These risks include:

Currency Risk.  Because the foreign securities in which the funds invest, with the exception of American Depositary Receipts, generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. A strong U.S. dollar relative to these other currencies will adversely affect the value of the fund.

Foreign Securities Market Risk.  Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading, and greater spreads between bid and asked prices for securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

Foreign Tax Risk.  A fund’s income from foreign issuers may be subject to non-U.S. withholding taxes. In some countries, the fund also may be subject to taxes on trading profits and, on certain securities transactions, transfer or stamp duties tax. To the extent foreign income taxes are paid

Prospectus – First American Stock Funds

More about the Funds

Investment Risks continued

by the fund, U.S. shareholders may be entitled to a credit or deduction for U.S. tax purposes. See “Shareholder Information — Taxes — Foreign Tax Credits” below for details.

Information Risk.  Non-U.S. companies generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory requirements that apply to U.S. companies. As a result, less information may be available to investors concerning non-U.S. issuers. Accounting and Financial reporting standards in emerging markets may be especially lacking.

Investment Restriction Risk.  Some countries, particularly emerging markets, restrict to varying degrees foreign investment in their securities markets. In some circumstances, these restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.

Political and Economic Risks.  International investing is subject to the risk of political, social, or economic instability in the country of the issuer of a security, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, and nationalization of assets.

Infrastructure Sector Risk.    Because Global Infrastructure Fund concentrates its investments in infrastructure-related securities, the fund has greater exposure to adverse economic, regulatory, political, legal, and other changes affecting the issuers of such securities. Infrastructure-related businesses are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption and/or legal challenges due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. There is also the risk that corruption may negatively affect publicly-funded infrastructure projects, especially in emerging markets, resulting in delays and cost overruns.

Master Limited Partnership (MLP) Risk.    Global Infrastructure Fund may invest in MLPs. An MLP is an investment that combines the tax benefits of a limited partnership with the liquidity of publicly-traded securities. The risks of investing in an MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in an MLP than investors in a corporation. Investments held by MLPs may be relatively illiquid, limiting the MLPs’ ability to vary their portfolios promptly in response to changes in economic or other conditions. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly-based companies. The fund’s investment in MLPs also subjects the fund to the risks associated with the specific industry or industries in which the MLPs invest. Additionally, since MLPs generally conduct business in multiple states, the fund may be subject to income or franchise tax in each of the states in which the partnership does business. The additional cost of preparing and filing the tax returns and paying the related taxes may adversely impact the fund’s return on its investment in MLPs.

Mid-Cap Stock Risk.    While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk. Mid-cap companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of mid-cap companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Multi-Manager Risk.    Because each sub-advisor of International Fund and International Select Fund makes investment decisions independently, it is possible that the security selection process of the sub-advisors may not complement one another. As a result, each fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than would be the case if the fund was managed by a single sub-advisor. It is possible that one or more of the sub-advisors may, at any time, take positions that may be opposite of positions taken by other sub-advisors. In such cases, the funds will incur brokerage and other transaction costs, without accomplishing any net investment results. Sub-advisors also may be competing with one another for similar positions at the same time, which could have the result of increasing a security’s cost. The multi-manager approach could increase each fund’s portfolio turnover rates which may result in higher levels of realized capital gains or losses with respect to each fund’s portfolio securities, and higher brokerage commissions and other transaction costs. The sub-advisors selected may underperform the market generally or other sub-advisors that could have been selected for the funds.

Non-Diversification Risk.    Real Estate Securities Fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the fund’s assets may be invested in the securities of a limited number of issuers, and because those issuers generally will be in the real estate industry, the fund’s portfolio securities may be more susceptible to any single economic or regulatory occurrence than the portfolio securities of a diversified fund.

Non-Investment Grade Securities Risk.    Equity Income Fund may invest in securities which are rated lower than investment grade. These securities, which are commonly called “high-yield” securities or “junk bonds,” generally have more volatile prices and carry more risk to

Prospectus – First American Stock Funds

More about the Funds

Investment Risks continued

principal than investment grade securities. High-yield securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities. In addition, the secondary trading market may be less liquid.

Real Estate Investment Trust (REIT) Risk.    Real Estate Securities Fund invests a majority of its assets in REITs and Global Infrastructure Fund may also invest in REITs as a principal strategy. Equity REITs will be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. REITs are subject to other risks as well, including the fact that REITs are dependent on specialized management skills which may affect their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property.

A U.S. domestic REIT can pass its income through to shareholders or unitholders without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk that a REIT held by the fund will fail to qualify for this tax-free pass-through treatment of its income. Similarly, REITs formed under the laws of non-U.S. countries may fail to qualify for corporate tax benefits made available by the governments of such countries.

By investing in REITs indirectly through a fund, in addition to bearing a proportionate share of the expenses of the fund, shareholders of the fund will also indirectly bear similar expenses of the REITs in which the fund invests.

Real Estate Sector Risk.    The stocks of companies within specific industries or sectors of the economy can periodically perform differently than the overall stock market. This can be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions of a particular industry or sector. Real Estate Securities Fund invests primarily in equity securities of publicly traded companies in the real estate industry. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values and incomes from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies which own and operate real estate directly, companies which lend to them, and companies which service the real estate industry.

Small-Cap Stock Risk.    Stocks of small-cap companies involve substantial risk. These companies may lack the management expertise, financial resources, product diversification, and competitive strengths of larger companies. Prices of small-cap stocks may be subject to more abrupt or erratic movements than stock prices of larger, more established companies or the market averages in general. In addition, the frequency and volume of their trading may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling the stocks of small-cap companies at the desired time and price. Stocks at the bottom end of the capitalization range of small-cap companies sometimes are referred to as “micro-cap” stocks. These stocks may be subject to extreme price volatility, as well as limited liquidity and limited research.

Value Stock Risk.    There is a risk that value stocks may underperform other types of stocks and the market as a whole. Value stocks can continue to be undervalued by the market for long periods of time.

Prospectus – First American Stock Funds

Fund Management

Investment Advisor

FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, MN 55402

FAF Advisors provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of December 31, 2009, FAF Advisors had more than $      billion in assets under management, including investment company assets of more than $      billion. As investment advisor, FAF Advisors manages the funds’ business and investment activities, subject to the authority of the funds’ board of directors.

Each fund pays the investment advisor a monthly management fee for providing investment advisory services. The table below reflects management fees paid to the investment advisor, after taking into account any fee waivers, for the funds’ most recently completed fiscal year.

Management fee
as a % of average
daily net assets

Equity Income Fund		%
Large Cap Growth Opportunities Fund		%
Large Cap Select Fund		%
Large Cap Value Fund		%
Mid Cap Growth Opportunities Fund		%
Mid Cap Select Fund		%
Mid Cap Value Fund		%
Small Cap Growth Opportunities Fund		%
Small Cap Select Fund		%
Small Cap Value Fund		%
Real Estate Securities Fund		%
Global Infrastructure Fund		%
International Fund		%
International Select Fund		%

A discussion regarding the basis for the board’s approval of the funds’ investment advisory agreement appears in the funds’ annual report to shareholders for the fiscal year ended October 31, 2009.

Additional Compensation

FAF Advisors, U.S. Bank National Association (U.S. Bank) and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American funds. As described above, FAF Advisors receives compensation for acting as the funds’ investment advisor. FAF Advisors, U.S. Bank and their affiliates also receive compensation from the funds as set forth below.

Administration Services.  FAF Advisors and its affiliate, U.S. Bancorp Fund Services, LLC (Fund Services), act as the funds’ administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services and shareholder services. For such services, each fund pays FAF Advisors the fund’s pro rata portion of up to 0.25% of the aggregate average daily net assets of all open-end funds in the First American family of funds. FAF Advisors pays Fund Services a portion of its fee, as agreed to from time to time. In addition to these fees, the funds may reimburse FAF Advisors for any out-of-pocket expenses incurred in providing administration services.

Custody Services.  U.S. Bank provides custody services to each fund, except Global Infrastructure Fund, International Fund, and International Select Fund. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.005% of each fund’s average daily net assets.

Distribution Services.  Quasar Distributors, LLC, an affiliate of FAF Advisors, receives distribution and shareholder servicing fees for acting as the funds’ distributor.

Securities Lending Services.  In connection with lending their portfolio securities, the funds pay fees to U.S. Bank of up to 25% of each fund’s net income from these securities lending transactions. In addition, for each fund other than Global Infrastructure Fund, International Fund,

Prospectus – First American Stock Funds

Fund Management

Investment Advisor continued

and International Select Fund, collateral for securities on loan will be invested in a money market fund administered by FAF Advisors and FAF Advisors will receive an administration fee equal to 0.02% of such fund’s average daily net assets.

Transfer Agency Services.  Fund Services provides transfer agency and dividend disbursing services, as well as certain shareholder services, to the funds. Fund Services receives fees for transfer agency and dividend disbursing services on a per shareholder account basis, subject to a minimum fee per share class. In addition, the funds may reimburse Fund Services for any out-of-pocket expenses incurred in providing transfer agency services.

Other Compensation.  To the extent that fund shares are held through U.S. Bank or its broker-dealer affiliate, U.S. Bancorp Investments, Inc., those entities may receive distribution and/or shareholder servicing fees from the funds’ distributor as well as other payments from the funds’ distributor and/or advisor as described below under “Shareholder Information — Compensation Paid to Financial Intermediaries — Additional Payments to Financial Intermediaries.”

Sub-Advisors

Sub-advisors provide investment advisory services to International Fund and International Select Fund. Each fund operates under a manager-of-managers structure. Under this structure, the investment advisor is allowed to engage sub-advisors and materially amend sub-advisory agreements, upon approval of the funds’ board of directors, without obtaining shareholder approval. The funds are required to provide shareholders, in writing, with information about any new sub-advisor within 90 days of their hiring.

The investment advisor has ultimate responsibility (subject to oversight by the funds’ board of directors) to oversee sub-advisors and recommend their hiring, termination, and replacement. The investment advisor will monitor existing sub-advisors based on their investment styles, strategies, and results in managing their fund, or portion thereof. Each sub-advisor will have discretion to select portfolio securities for its fund, or portion thereof, but must select those securities according to the fund’s investment objective and restrictions. The sub-advisors’ fees are paid by the funds’ investment advisor.

The current sub-advisors for International Fund are Altrinsic Global Advisors, LLC (“Altrinsic”) and Hansberger Global Investors, Inc. (“HGI”). The current sub-advisors for International Select Fund are Altrinsic, HGI, and Lazard Asset Management LLC (“Lazard”).

Altrinsic Global Advisors, LLC
100 First Stamford Place
Stamford, Connecticut 06902

Established in 2000, Altrinsic is an employee-owned firm specializing in global and international investment management. As of December 31, 2009, Altrinsic had assets under management of approximately $      billion. Altrinsic’s investment philosophy is based on value creation and the belief that a company’s valuation is a function of its future financial productivity (i.e., sustainable returns-on-capital relative to cost of capital) adjusted for associated risk. In implementing its philosophy, Altrinsic’s team capitalizes on inefficiencies (i.e. mispriced securities) in the world’s equity markets by taking a long-term view and leveraging proprietary individual-company analysis, global industry knowledge, and a distinctive cross-border frame of reference. Predicated on the time-tested principles of fundamental value investing, Altrinsic’s investment approach is bottom-up, fundamentally driven, internationally focused, and all-cap.

Hansberger Global Investors, Inc.
Suite 1700
401 East Las Olas Boulevard
Fort Lauderdale, Florida 33301

HGI is a wholly owned subsidiary of Hansberger Group, Inc., which is a subsidiary of Natixis Global Asset Management. The firm was founded in 1994. As of December 31, 2009, HGI had assets under advisement of approximately $      billion, which includes $      billion in Advised Managed Accounts of other firms based on HGI models. HGI’s investment process begins with a series of quantitative screens that identify those companies with superior growth characteristics, including superior profitability, secular growth, sustainable competitive advantage, and strong capital structure. These screens are intended to identify those companies that have consistently been industry and market leaders. The result is HGI’s “Star List” of companies. The Star List companies are then rated based on their relative valuation and relative price momentum. Securities are then selected from the Star List on the basis of fundamental company-by-company analysis conducted on the top 100 to 125 stocks in the Star List. This fundamental analysis is meant to identify factors overlooked in the quantitative process, including the company’s product line, management, market share, product distribution and other elements that are prerequisites to the company’s success and staying power within its market. HGI generally sells a security if HGI’s price target is met, the company’s fundamentals change, or if the portfolio is fully invested and a better investment opportunity arises.

Prospectus – First American Stock Funds

Fund Management

Sub-Advisors continued

Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112

Lazard is a wholly owned subsidiary of Lazard Frères & Co., LLC. As of December 31, 2009, Lazard had assets under management of approximately $      billion. Lazard employs a bottom-up, relative value approach in selecting stocks that includes proprietary database screening, accounting validation, fundamental analysis, and portfolio construction/risk evaluation. Lazard seeks to identify individual stocks of companies whose principal activities are located in emerging market countries that are believed to be undervalued based on their earnings, cash flow or asset values.

Portfolio Managers

The portfolio managers primarily responsible for the funds’ management are:

Equity Income Fund.  Cori B. Johnson, CFA, Senior Equity Portfolio Manager. Ms. Johnson has served as the primary portfolio manager of the fund since January 1996. Ms. Johnson entered the financial services industry in 1981 and joined FAF Advisors in 1985.

Gerald C. Bren, CFA, Senior Equity Portfolio Manager. Mr. Bren has co-managed the fund since August 1994. Mr. Bren entered the financial services industry when he joined FAF Advisors in 1972.

Large Cap Growth Opportunities Fund.  Harold R. Goldstein, Senior Equity Portfolio Manager. Mr. Goldstein has served as the co-lead portfolio manager for the fund since March 2008 and previously co-managed the fund since July 2002. Mr. Goldstein entered the financial services industry in 1982 and joined FAF Advisors in 2002.

Scott Mullinix, CFA, Senior Equity Portfolio Manager. Mr. Mullinix has served as the co-lead portfolio manager for the fund since March 2008 and previously co-managed the fund since April 2006. Prior to joining FAF Advisors in 2006, Mr. Mullinix co-managed the Mid Cap Growth product and managed the Premier Portfolio growth and core equity products at RiverSource Investments. Prior to that, he was a senior research analyst for the retail/consumer products industry at RiverSource. He has also co-managed a hedge fund for Deephaven LLC in Minneapolis. Mr. Mullinix entered the financial services industry in 1989.

James A. Diedrich, CFA, Senior Equity Portfolio Manager. Mr. Diedrich has co-managed the fund since February 2006. Prior to joining FAF Advisors in 2006, Mr. Diedrich was the head of global equity and managed all U.S. and international equity portfolios at St. Paul Companies. Before his tenure with the St. Paul Companies, Mr. Diedrich was a portfolio manager of a U.S. large-cap product at Investment Advisors, Inc. Prior to that, he was an assistant portfolio manager of a corporate equity portfolio at Advantus Capital Management. Mr. Diedrich entered the financial services industry in 1984.

Large Cap Select Fund.  David A. Chalupnik, CFA, Senior Managing Director, Head of Equities. Mr. Chalupnik has served as the primary portfolio manager for the fund since January 2003. Mr. Chalupnik entered the financial services industry in 1984 and joined FAF Advisors in 2002.

Anthony R. Burger, CFA, Director, Quantitative Equity Research. Mr. Burger has co-managed the fund since October 2004. He entered the financial services industry in 1994 and joined FAF Advisors in 2003.

Large Cap Value Fund.  Brent D. Mellum, CFA, Senior Equity Portfolio Manager. Mr. Mellum has served as the co-lead portfolio manager for the fund since April 2004. Mr. Mellum entered the financial services industry when he joined FAF Advisors in 1993.

Kevin V. Earley, CFA, Senior Equity Portfolio Manager. Mr. Earley has co-managed the fund since September 2000 and co-lead managed the fund since April 2004. Mr. Earley entered the financial services industry in 1987 and joined FAF Advisors in 1997.

Terry F. Sloan, CFA, Equity Portfolio Manager. Mr. Sloan has co-managed the fund since January 2006. He previously was an equity research analyst for FAF Advisors. Prior to joining FAF Advisors in 2004, Mr. Sloan was an equity analyst for the State of Michigan Retirement System. He entered the financial services industry in 2001.

Mid Cap Growth Opportunities Fund.  James A. Diedrich has served as the primary portfolio manager for the fund since February 2006. Information on Mr. Diedrich appears above under “Large Cap Growth Opportunities Fund.”

Harold R. Goldstein has co-managed the fund since September 2005. Information on Mr. Goldstein appears above under “Large Cap Growth Opportunities Fund.”

Scott Mullinix has co-managed the fund since April 2006. Information on Mr. Mullinix appears above under “Large Cap Growth Opportunities Fund.”

Mid Cap Select Fund.  David A. Chalupnik, CFA, Senior Managing Director, Head of Equities. Mr. Chalupnik has served as the primary portfolio manager for the fund since January 2003. Information on Mr. Chalupnik appears above under “Large Cap Select Fund.”

Prospectus – First American Stock Funds

Fund Management

Portfolio Managers continued

Anthony R. Burger, CFA, Director, Quantitative Equity Research. Mr. Burger has co-managed the fund since October 2004. Information on Mr. Burger appears above under “Large Cap Select Fund.”

Mid Cap Value Fund.  Kevin V. Earley has served as the co-lead portfolio manager for the fund since October 1999. Information on Mr. Earley appears above under “Large Cap Value Fund.”

Brent D. Mellum has co-lead managed the fund since October 1999. Information on Mr. Mellum appears above under “Large Cap Value Fund.”

Terry F. Sloan has co-managed the fund since January 2006. Information on Mr. Sloan appears above under “Large Cap Value Fund.”

Small Cap Growth Opportunities Fund.  Robert S. McDougall, CFA, Equity Portfolio Manager. Mr. McDougall has served as the primary portfolio manager for the fund since January 2007 and previously co-managed the fund since May 2004. Prior to joining FAF Advisors in 2004, Mr. McDougall was a senior equity analyst for the Marshall Small Cap Growth Fund. He entered the financial services industry in 1988.

Jon Loth, CFA, Equity Portfolio Manager. Mr. Loth has co-managed the fund since October 2007. He previously was an equity analyst for FAF Advisors. Prior to joining FAF Advisors in 2004, Mr. Loth was an equity analyst at Sit Investment Associates. He also served four years as the manager of Sit Investment’s domestic equity trading desk. Mr. Loth entered the financial services industry in 1994.

Small Cap Select Fund.  Allen D. Steinkopf, CFA, Equity Portfolio Manager. Mr. Steinkopf has served as the primary portfolio manager for the fund since July 2004. He entered the financial services industry in 1993 and joined FAF Advisors in 2003.

Mark A. Traster, CFA, Equity Portfolio Manager. Mr. Traster has co-managed the fund since December 2008. Prior to his appointment as co-manager, he had been an equity research analyst for the Small Cap Select team, where he was responsible for research in the industrials and materials sectors. Prior to joining FAF Advisors in 2004, he served as a large- and mid-cap industrials and materials analyst for Principal Global Investors. Mr. Traster entered the financial services industry in 1992.

Small Cap Value Fund.  Karen L. Bowie, CFA, Equity Portfolio Manager. Ms. Bowie has served as primary portfolio manager for the fund since March 2006 and has co-managed the fund since July 2005. Ms. Bowie entered the financial services industry when she joined FAF Advisors in 1984, and she rejoined FAF Advisors in 1999.

Real Estate Securities Fund.  John G. Wenker, Head of Real Estate. Mr. Wenker has lead managed or co-lead managed the fund since October 1999. Mr. Wenker entered the financial services industry in 1983 and joined FAF Advisors in 1992.

Jay L. Rosenberg, Equity Portfolio Manager. Mr. Rosenberg has co-managed the fund since May 2005 and co-lead managed the fund since May 2006. Prior to joining FAF Advisors in 2005, Mr. Rosenberg was a vice president and real estate portfolio manager for Advantus Capital Management from 2000 to 2005. Mr. Rosenberg entered the financial services industry in 1995.

Global Infrastructure Fund.  Jay L. Rosenberg has served as the primary portfolio manager for the fund since its inception in December 2007. Information on Mr. Rosenberg appears above under “Real Estate Securities Fund.”

John G. Wenker has co-managed the fund since its inception in December 2007. Information on Mr. Wenker appears above under “Real Estate Securities Fund.”

International Fund.  The following individuals have been primarily responsible, since November 2008, for the day-to-day management of the portion of the fund managed by Altrinsic: John Hock, CFA, John I. DeVita, CFA and Rehan Chaudhri.

•	Mr. Hock founded Altrinsic Global Advisors in 2000 and has been its Chief Investment Officer since inception. Prior to Altrinsic, Mr. Hock was a portfolio manager with Hansberger Global Investors. He began his global equity career in 1990.
•	Mr. DeVita, Principal, has been a portfolio manager of Altrinsic Global Advisors since its founding in 2000. Prior to Altrinsic, Mr. DeVita was an equity analyst with Arnhold & S. Bleichroeder Advisors and Société Générale Asset Management. He began his global equity career in 1991.
•	Mr. Chaudhri, Principal, has been a portfolio manager of Altrinsic Global Advisors since 2003. Prior to Altrinsic, Mr. Chaudhri was a portfolio manager with Lazard Asset Management. He began his global equity career in 1993.

The following individuals have been primarily responsible, since November 2008, for the day-to-day management of the portion of the fund managed by HGI: Thomas R. H. Tibbles, CFA, Barry A. Lockhart, CFA, Trevor Graham, CFA, and Patrick Tan.

•	Mr. Tibbles joined HGI in 1999 as Managing Director of Canada. Prior to joining HGI, he was head of the Global Equity Team at Indago Capital Management in Toronto, which was an affiliate of Canada Life. He began his career in the investment industry in 1986.
•	Mr. Lockhart joined HGI in 1999 and serves as Senior Vice President. Prior to joining HGI, he was a portfolio manager of foreign equity securities for Indago Capital Management. He began his career in the investment industry in 1989.
•	Mr. Graham joined HGI in 2004 and serves as Vice President, Research. Prior to joining HGI, he maintained several different positions, including portfolio management and fundamental analyst for Phillips, Hager & North Investment Management Ltd., where he was employed from 1996 to 2004.

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Fund Management

Portfolio Managers continued

•	Mr. Tan, Research Analyst, joined HGI in 1999. Prior to joining HGI, he was an Analyst at Indago Capital Management from July 1997 to March 1999. He has more than five years of investment-related experience.

Mr. Tibbles, as team leader, has ultimate authority and veto power over all buy and sell decisions. All team members are responsible for research coverage which is assigned by global industry sectors, recommending stocks and recommending subsequent buy and sell decisions.

The fund’s investment advisor allocates International Fund’s assets between the sub-advisors and manages any fund assets that have not been allocated to the sub-advisors. Allocation of the fund’s assets between the sub-advisors is made by the investment advisor’s asset allocation committee, which currently consists of David Chalupnik, CFA, Keith B. Hembre, CFA, Tony Rodriguez, Thomas S. Schreier, and John G. Wenker. Walter A. French has been primarily responsible, since November 2008, for the day-to-day management of fund assets that have not been allocated to a sub-advisor.

•	Mr. Chalupnik is Senior Managing Director and Head of Equities. He has served as a co-manager of the fund since November 2008. Information on Mr. Chalupnik appears above under “Large Cap Select Fund.”
•	Mr. French is Senior Equity Portfolio Manager. He has served as a co-manager of the fund since November 2008. Mr. French entered the financial services industry in 1974 and joined FAF Advisors in 1999.
•	Mr. Hembre is the Chief Economist and Chief Investment Strategist. He has served as co-manager of the fund since November 2008. Mr. Hembre entered the financial services industry in 1992 and joined FAF Advisors in 1997.
•	Mr. Rodriguez is Senior Managing Director and Head of Fixed Income. He has served as co-manager of the fund since November 2008. He entered the financial services industry in 1984 and joined FAF Advisors in 2002.
•	Mr. Schreier, Chief Executive Officer and Chief Investment Officer, entered the financial services industry in 1986 and joined FAF Advisors in 2000.
•	Mr. Wenker is the Head of Real Estate. He has served as co-manager of the fund since November 2008. Information on Mr. Wenker appears above under “Real Estate Securities Fund.”

International Select Fund.  The following individuals have been primarily responsible, since International Select Fund’s inception in December 2006, for the day-to-day management of the portion of the fund managed by Altrinsic: John Hock, CFA, John I. DeVita, CFA, and Rehan Chaudhri. Information on Mr. Hock, Mr. DeVita, and Mr. Chaudhri appears above under “International Fund.”

The following individuals have been primarily responsible, since International Select Fund’s inception in December 2006, for the day-to-day management of the portion of the fund managed by HGI: Thomas R. H. Tibbles, CFA, Barry A. Lockhart, CFA, Trevor Graham, CFA, and Patrick Tan. Information on Mr. Tibbles, Mr. Lockhart, Mr. Graham, and Mr. Tan appears above under “International Fund.”

The following individuals have been primarily responsible, since International Select Fund’s inception in December 2006, for the day-to-day management of the portion of the fund managed by Lazard: James M. Donald and John R. Reinsberg.

•	Mr. Donald is a Managing Director and Head of the Emerging Markets Group at Lazard. He joined Lazard in 1996 and is a CFA Charterholder. Mr. Donald has been working in the investment industry for 21 years.
•	Mr. Reinsberg is a Deputy Chairman and Head of International and Global Products at Lazard. He also oversees the day-to-day operations of Lazard’s international equity investment team. He joined Lazard in 1992 and has 25 years investment experience.

The fund’s investment advisor allocates International Select Fund’s assets among the sub-advisors and manages any fund assets that have not been allocated to the sub-advisors. Allocation of the fund’s assets among the sub-advisors is made by the investment advisor’s asset allocation committee, which currently consists of David Chalupnik, CFA, Keith B. Hembre, CFA, Tony Rodriguez, Thomas S. Schreier, and John Wenker. Walter A. French has been primarily responsible, since the fund’s inception in December 2006, for the day-to-day management of fund assets that have not been allocated to a sub-advisor. Information on Mr. Chalupnik appears above under “Large Cap Select Fund.” Information on Mr. French, Mr. Hembre, Mr. Rodriguez, and Mr. Schreier appears above under “International Fund.” Information on Mr. Wenker appears above under “Real Estate Securities Fund.”

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the funds.

Prospectus – First American Stock Funds

Shareholder Information

Pricing of Fund Shares

You may purchase, redeem, or exchange shares of the funds on any day when the New York Stock Exchange (NYSE) is open, except that shares cannot be purchased by wire transfer on days that federally chartered banks are closed. Purchases, redemptions and exchanges may be restricted in the event of an early or unscheduled close of the NYSE, as permitted by the SEC.

The funds have authorized certain investment professionals and financial institutions (“financial intermediaries”) to accept purchase, redemption, or exchange orders on their behalf. Your purchase or redemption price will be based on the net asset value (NAV) per share next calculated by the funds after your order is received by the funds or an authorized financial intermediary in proper form. Exchanges are also based on the NAV per share next calculated by the fund after your exchange request is received in proper form. See “Additional Information on Purchasing, Redeeming and Exchanging Shares — Calculating Net Asset Value” below. Contact your financial intermediary to determine the time by which it must receive your order to be assured same day processing. To make sure your order is in proper form, you must follow the instructions set forth below under “Purchasing Fund Shares,” “Redeeming Fund Shares,” or “Exchanging Fund Shares.”

Some financial intermediaries may charge a fee for helping you purchase, redeem, or exchange shares. Contact your financial intermediary for more information. No such fee will be imposed if you purchase shares directly from the funds.

Choosing a Share Class

The funds issue their shares in five classes (four classes for Large Cap Select Fund, Mid Cap Select Fund, Small Cap Value Fund, Global Infrastructure Fund, and International Select Fund) with each class having a different cost structure. As noted below, only certain eligible investors can purchase Class R and Class Y shares of the funds, whereas Class A and Class C shares (the “Retail Share Classes”) are generally available to investors. You should decide which share class best suits your needs.

No new or additional investments, including investments through any systematic investment plan, are allowed in Class B shares of the First American funds, except through permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, exchange their Class B shares for Class B shares of another First American fund (as permitted by existing exchange privileges), and redeem their Class B shares as described in the prospectus. Any dividends or capital gains on Class B shares of a fund will be reinvested in Class B shares of the fund at net asset value, unless you have otherwise chosen to receive distributions in cash. All Class B share attributes, including the 12b-1 fee, contingent deferred sales charge schedule, and conversion feature remain unchanged. Class B shareholders wishing to make additional investments in the funds’ shares are permitted to invest in other classes of the funds, subject to the pricing and eligibility requirements of those classes.

Eligibility to Invest in Class R and Class Y Shares

Class R shares generally are available only to 401(k) plans, 457 plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans (“retirement plans”), and must be held in plan level or omnibus accounts. Class R shares are not available to retail retirement or nonretirement accounts, Traditional and Roth Individual Retirement Accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, and 529 college savings plans.

Class Y shares generally are offered to group retirement and employee benefit plans and to certain persons who are charged fees for advisory, investment, consulting or similar services by a financial intermediary or other service provider. Such persons may include, but are not limited to, individuals, corporations, and endowments.

Prospectus – First American Stock Funds

Shareholder Information

Choosing a Share Class continued

Class Share Overview

	Front-End		Contingent Deferred
	Sales Charge		Sales Charge		Annual 12b-1 Fees
	(FESC)		(CDSC)		(as a % of net assets)

Class A	5.50%	[1]	None	[2]	0.25%
Class B3	None		5.00%	[4]	1.00%
Class C5	None		1.00%	[6]	1.00%
Class R	None		None		0.50%
Class Y	None		None		None

[1]	The FESC is reduced for larger purchases. See “Determining Your Share Price — Class A Shares” below.
[2]	Class A share investments of $1 million or more on which no FESC is paid may be subject to a 1.00% CDSC.
[3]	Class B shares automatically convert to Class A shares eight years after purchase, which reduces future annual expenses since Class A shares have lower annual expenses.
[4]	A CDSC of up to 5.00% applies to Class B shares if you redeem shares within six years of purchase. The CDSC declines over the six years as described below under “Determining Your Share Price — Class B Shares.”
[5]	Class C shares do not convert to Class A shares so they will continue to have higher annual expenses than Class A shares for as long as you hold them.
[6]	A 1.00% CDSC applies if you redeem your Class C shares within 12 months of purchase.

Among the Retail Share Classes, Class A shares may be a better choice if your investment qualifies for a reduced sales charge. You should not place Class C share orders that would cause your total investment in First American funds Class A, Class B, and Class C shares (not including First American money market funds) to equal or exceed $1 million, using the aggregation principles discussed below under “Determining Your Share Price — Class A Shares — Reducing Your Sales Charge on Class A Shares.” To the extent operationally possible, these orders will be automatically rejected.

Class R or Class Y shares are generally a better choice than a Retail Share Class if you are eligible to purchase these share classes. However, if you intend to hold your shares for a long time, or if you are eligible to invest in Class A shares with a reduced or waived sales charge, Class A may be a better choice than an investment in Class R shares.

12b-1 Fees

Each fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act that allows the fund to pay its distributor an annual fee for the distribution and sale of its shares and/or for services provided to shareholders. The funds do not pay 12b-1 fees on Class Y shares. The 12b-1 fees paid by the funds are designated as distribution fees and/or shareholder servicing fees, as described here.

	Annual 12b-1 Fees
	(as a % of
	average daily net assets)
	Distribution	Shareholder
	Fee	Servicing Fee

Class A	None	0.25%
Class B	0.75%	0.25%
Class C	0.75%	0.25%
Class R	0.25%	0.25%
Class Y	None	None

Because 12b-1 fees are paid out of a fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Prospectus – First American Stock Funds

Shareholder Information

Determining Your Share Price

Because the current prospectus and SAI are available on First American Funds’ website free of charge, we do not disclose the following share class information separately on the website.

Class A Shares

Your purchase price for Class A shares is typically the net asset value of your shares, plus a front-end sales charge. Sales charges vary depending on the amount of your purchase. The sales charge you pay may differ slightly from the amount set forth below because of rounding that occurs in the calculation used to determine your sales charge.

	Sales Charge
	As a % of	As a % of Net
Purchase Amount	Offering Price	Amount Invested

Less than $50,000	5.50%	5.82%
$50,000 - $99,999	4.50%	4.71%
$100,000 - $249,999	3.50%	3.63%
$250,000 - $499,999	2.50%	2.56%
$500,000 - $999,999	2.00%	2.04%
$1 million and over	0.00%	0.00%

Reducing Your Sales Charge on Class A Shares.  As shown in the preceding table, larger purchases of Class A shares reduce the percentage sales charge you pay. In determining whether you are entitled to pay a reduced sales charge, you may aggregate certain other purchases with your current purchase, as follows.

Prior Purchases.  Prior purchases of Class A, Class B, and Class C shares of any First American Fund (except a money market fund) will be factored into your sales charge calculation. You will receive credit for the current net asset value of the other Class A, Class B, and Class C shares you hold at the time of your purchase, including shares held in individual retirement, custodial or personal trust accounts. For example, let’s say you’re making a $10,000 investment and you already own other First American fund Class A shares that are currently valued at $45,000. You will receive credit for the current value of these shares and your sales charge will be based on a total purchase amount of $55,000. If the current net asset value of your shares is less than their original purchase price, you may receive credit for their original purchase price instead, but only if you provide a written request to the funds and provide them with the records necessary to demonstrate the shares’ purchase price.

Purchases by Related Accounts.  Concurrent and prior purchases by certain other accounts of Class A, Class B, and Class C shares of any First American fund (except a money market fund) also will be combined with your purchase to determine your sales charge. The fund will combine purchases made by you, your spouse or domestic partner, and your dependent children when it calculates the sales charge, including purchases in individual retirement, custodial and personal trust accounts.

Letter of Intent.  If you plan to make an aggregate investment of $50,000 or more over a 13-month period in Class A or Class C shares of one or more First American funds, other than the money market funds, you may reduce your sales charge for Class A purchases by signing a non-binding letter of intent. If you do not fulfill the letter of intent, you must pay the applicable sales charge. In addition, if you reduce your sales charge to zero under a letter of intent and then sell your Class A shares within 18 months of their purchase, you may be charged a CDSC of 1%. See “Class A Share Investments of Over $1 Million” below.

It is your responsibility to determine whether you are entitled to pay a reduced sales charge. The fund is not responsible for making this determination. To receive a reduced sales charge, you must notify the fund at the time of the purchase order that a quantity discount may apply to your current purchase. If you purchase shares by mail, you must notify the fund in writing. Otherwise, simply inform your financial intermediary, or Investor Services if you are purchasing shares directly from the funds, and they will notify the fund.

You should provide your financial intermediary with information or records regarding any other accounts in which there are holdings eligible to be aggregated, including:

•	All of your accounts at your financial intermediary.
•	All of your accounts at any other financial intermediary.
•	All accounts of any related party (such as a spouse or dependent child) held with any financial intermediary.

You should keep the records necessary to demonstrate the purchase price of shares held in these accounts since neither the fund and its transfer agent nor your financial intermediary may have this information.

More information on these ways to reduce your sales charge appears in the SAI.

Prospectus – First American Stock Funds

Shareholder Information

Determining Your Share Price continued

Purchasing Class A Shares Without a Sales Charge.  The following persons may purchase a fund’s Class A shares at net asset value without a sales charge:

•	Directors, full-time employees and retirees of the advisor and its affiliates.
•	Current and retired officers and directors of the funds.
•	Full-time employees of any broker-dealer authorized to sell fund shares.
•	Full-time employees of the fund’s counsel.
•	Members of the immediate families of any of the foregoing (i.e., a spouse or domestic partner and any dependent children).
•	Persons who purchase the funds through “one-stop” mutual fund networks through which the funds are made available.
•	Persons participating in a fee-based program sponsored and maintained by a registered broker-dealer.
•	Trust companies and bank trust departments acting in a fiduciary, advisory, agency, custodial or similar capacity.
•	Group retirement and employee benefit plans.

In addition, persons who hold shares of a First American money market fund acquired pursuant to a prior arrangement under which the money market fund had served as a cash investment option for another mutual fund family may exchange those shares (including shares representing reinvested dividends) for Class A shares at net asset value without a sales charge.

You must notify the funds or your financial intermediary if you are eligible to purchase Class A shares without a sales charge.

Reinvesting After a Redemption.  If you redeem Class A shares of a First American fund (except money market fund shares on which you have not paid a sales charge), you may reinvest in Class A shares of that fund or another First American fund within 180 days without a sales charge. To reinvest in Class A shares at net asset value (without paying a sales charge), you must notify the fund directly in writing or notify your financial intermediary.

Class A Share Investments of Over $1 Million.  There is no initial sales charge on Class A share purchases of $1 million or more (including purchases that reach the $1 million level as a result of aggregating prior purchases and purchases by related accounts). However, your financial intermediary may receive a commission of up to 1% on your purchase. If such a commission is paid, you will be assessed a CDSC of up to 1% if you sell your shares within 18 months. The CDSC you pay may differ slightly from this amount because of rounding that occurs in the calculation used to determine your CDSC. To find out whether you will be assessed a CDSC, ask your financial intermediary.

The CDSC is based on the value of your shares at the time of purchase in the case of a partial redemption. If you redeem all of your shares, the CDSC is based on the value of your shares at the time of purchase or at the time of redemption, whichever is less. The charge does not apply to shares you acquired by reinvesting your dividend or capital gain distributions. To help lower your costs, Class A shares that are not subject to a CDSC will be redeemed first. The CDSC will be waived in the circumstances described below under “Waiving Contingent Deferred Sales Charges.”

Class B Shares

No new or additional investments are allowed in Class B shares of the First American funds, except in connection with permitted exchanges or the reinvestment of dividends or capital gains distributions on Class B shares. See “Choosing a Share Class” above.

Class B shares could previously be purchased at their net asset value — there was no front-end sales charge. However, if you redeem your shares within six years of purchase, you will pay a CDSC, as reflected in the following table.

CDSC as a % of the
Year Since Purchase	Value of Your Shares

First	5.00%
Second	5.00%
Third	4.00%
Fourth	3.00%
Fifth	2.00%
Sixth	1.00%
Seventh	0.00%
Eighth	0.00%

The CDSC you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your CDSC.

Your CDSC will be based on the value of your shares at the time of purchase or at the time of redemption, whichever is less. The charge does not apply to shares you acquired by reinvesting your dividend or capital gain distributions. To help lower your costs, Class B shares that are not subject

Prospectus – First American Stock Funds

Shareholder Information

Determining Your Share Price continued

to a CDSC will be redeemed first; other Class B shares will then be redeemed in an order that minimizes your CDSC. The CDSC will be waived in the circumstances described below under “Waiving Contingent Deferred Sales Charges.”

Your Class B shares and any related shares acquired by reinvesting your dividend or capital gain distributions will automatically convert to Class A shares eight years after the beginning of the month in which you purchased the shares.

Class C Shares

Your purchase price for Class C shares is their net asset value — there is no front-end sales charge. However, if you redeem your shares within 12 months of purchase, you will be assessed a CDSC of 1% of the value of your shares at the time of purchase or at the time of sale, whichever is less. The CDSC you pay may differ slightly from this amount because of rounding that occurs in the calculation used to determine your CDSC. The CDSC does not apply to shares you acquired by reinvesting your dividend or capital gain distributions. To help lower your costs, Class C shares that are not subject to a CDSC will be redeemed first. The CDSC will be waived in the circumstances described below under “Waiving Contingent Deferred Sales Charges.”

Unlike Class B shares, Class C shares do not convert to Class A shares after a specified period of time. Therefore, your shares will continue to have higher annual expenses than Class A shares.

Retirement Plan Availability of Class C Shares.  Class C shares are available to individual plans and certain smaller group plans, such as SIMPLE, SEP, and Solo 401(k) plans. Class C shares are not available to certain employer-sponsored plans, such as 401(k), employer-sponsored 403(b), money purchase and profit sharing plans, except for those plans invested in Class C shares of the First American funds prior to July 20, 2007.

Waiving Contingent Deferred Sales Charges

CDSCs on Class A, Class B, and Class C share redemptions will be waived for:

•	Redemptions following the death or disability (as defined in the Internal Revenue Code) of a shareholder.
•	Redemptions that equal the minimum required distribution from an IRA or other retirement plan to a shareholder who has reached the age of 70 1/2.
•	Redemptions through a systematic withdrawal plan, at a rate of up to 12% a year of your account’s value. The systematic withdrawal limit will be based on the market value of your account at the time of each withdrawal.
•	Redemptions required as a result of over-contribution to an IRA plan.

Class R and Class Y Shares

Your purchase price for Class R and Class Y shares is their net asset value. These share classes do not have a front-end sales charge or a CDSC.

Purchasing Fund Shares

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. As a result, when you open an account, we will ask for your name, permanent street address, date of birth, and social security or taxpayer identification number. Addresses containing a P.O. Box only will not be accepted. We may also ask for other identifying documents or information.

Purchasing Class A and Class C Shares

You can become a shareholder in any of the funds by making a minimum initial investment of $2,500 ($2,000 for Coverdell Education Savings Accounts). The minimum additional investment is $100.

The funds reserve the right to waive or lower purchase minimums under certain circumstances and to reject any purchase order.

By Phone.  You can purchase shares by calling your financial intermediary, if it has a sales agreement with the funds’ distributor. Once the initial minimum investment has been made, you can also place purchase orders in amounts equal to or greater than the minimum additional investment amount by calling Investor Services at 800 677-FUND. Funds will be transferred electronically from your bank account through the Automated Clearing House (ACH) network. Before making a purchase by electronic funds transfer, you must submit a new account form to the funds and elect this option. Be sure to include all of your banking information on the form.

Prospectus – First American Stock Funds

Shareholder Information

Purchasing Fund Shares continued

By Wire.  You can purchase shares by making a wire transfer from your bank. Before making an initial investment by wire, you must submit a new account form to the funds. After receiving your form, a service representative will contact you with your account number and wiring instructions. Your order will be priced at the next NAV, or public offering price as applicable based on your share class, calculated after the funds’ custodian receives your payment by wire. Before making any additional purchases by wire, you should call Investor Services at 800 677-FUND. You cannot purchase shares by wire on days when federally chartered banks are closed.

By Mail.  To purchase shares by mail, simply complete and sign a new account form, enclose a check made payable to the fund you wish to invest in, and mail both to:

Regular U.S. Mail:	Overnight Express Mail:

First American Funds	First American Funds
P.O. Box 3011	615 East Michigan Street
Milwaukee, WI 53201-3011	Milwaukee, WI 53202

After you have established an account, you may continue to purchase shares by mailing your check to First American Funds at the same address.

Please note the following:

•	All purchases must be drawn on a bank located within the United States and payable in U.S. dollars to First American Funds.
•	Cash, money orders, cashier’s checks in amounts less than $10,000, third-party checks, Treasury checks, credit card checks, traveler’s checks, starter checks, and credit cards will not be accepted. We are unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.
•	If a check or ACH transaction does not clear your bank, the funds reserve the right to cancel the purchase, and you may be charged a fee of $25 per check or transaction. You could be liable for any losses or fees incurred by the fund as a result of your check or ACH transaction failing to clear.

By Systematic Investment Plan.  After you have established an account, you may add to your investment on a regular basis:

•	by having $100 or more automatically withdrawn from your bank account on a periodic basis and invested in additional shares of the fund, or
•	through automatic monthly exchanges into the fund from another First American fund of the same class.

You may apply for participation in either of these programs through your financial intermediary or by calling Investor Services at 800 677-FUND.

Purchasing Class R Shares

Eligible retirement plans generally may open an account and purchase Class R shares by contacting any financial intermediary or plan administrator authorized to sell the funds’ shares. Participants in retirement plans generally must contact the plan’s administrator to purchase shares.

Share purchases by eligible retirement plans are generally made by wire transfer. You cannot purchase shares by wire on days when federally chartered banks are closed.

Purchase orders from a retirement plan or participant in the plan must be received by the financial intermediary or plan administrator by the time specified by that institution to be assured same day processing. In order for shares to be purchased at that day’s price, the funds must receive the purchase order from the financial intermediary or plan administrator by 3:00 p.m. Central time. It is the responsibility of the financial intermediary or plan administrator to promptly transmit orders to the funds.

Purchasing Class Y Shares

You may purchase Class Y shares by calling your financial intermediary. When purchasing shares, payment must generally be made by wire transfer, which can be arranged by your financial intermediary. You cannot purchase shares by wire on days when federally chartered banks are closed. The funds reserve the right to impose minimum investment amounts on clients of financial intermediaries that charge the funds or the advisor transaction or recordkeeping fees.

By Systematic Investment Plan.  You may add to your investment on a regular, automatic basis through a systematic investment plan. You may apply for participation in this program through your financial intermediary.

Prospectus – First American Stock Funds

Shareholder Information
Redeeming Fund Shares

Redeeming Class A, Class B, and Class C Shares

When you redeem shares, the proceeds are normally sent on the next business day, but in no event more than seven days, after your request is received in proper form.

By Phone.  If you purchased shares through a financial intermediary, simply call them to redeem your shares.

If you did not purchase shares through a financial intermediary, you may redeem your shares by calling Investor Services at 800 677-FUND. Proceeds can be wired to your bank account (if you have previously supplied your bank account information to the fund) or sent to you by check. The funds charge a $15 fee for wire redemptions, but have the right to waive this fee for shares redeemed through certain financial intermediaries and by certain accounts. Proceeds also can be sent directly to your bank or brokerage account via electronic funds transfer if your bank or brokerage firm is a member of the ACH network. Credit is usually available within two to three business days. The First American funds reserve the right to limit telephone redemptions to $50,000 per account per day.

If you recently purchased your shares by check or through the ACH network, proceeds from the sale of those shares may not be available until your check or ACH payment has cleared, which may take up to 15 calendar days from the date of purchase.

By Mail.  To redeem shares by mail, send a written request to your financial intermediary, or to the fund at the following address:

Regular U.S. Mail:	Overnight Express Mail:

First American Funds	First American Funds
P.O. Box 3011	615 East Michigan Street
Milwaukee, WI 53201-3011	Milwaukee, WI 53202

Your request should include the following information:

•	name of the fund
•	account number
•	dollar amount or number of shares redeemed
•	name on the account
•	signatures of all registered account owners

After you have established your account, signatures on a written request must be guaranteed if:

•	you would like redemption proceeds to be paid to any person, address, or bank account other than that on record.
•	you would like the redemption check mailed to an address other than the address on the fund’s records, or you have changed the address on the fund’s records within the last 30 days.
•	your redemption request is in excess of $50,000.
•	bank information related to an automatic investment plan, telephone purchase or telephone redemption has changed.

In addition to the situations described above, the funds reserve the right to require a signature guarantee in other instances based on the circumstances of a particular situation.

A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. Banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange may guarantee signatures. Call your financial intermediary to determine if it has this capability. A notary public is not an acceptable signature guarantor.

Proceeds from a written redemption request will be sent to you by check unless another form of payment is requested.

By Wire.  You can call or write to have redemption proceeds sent to a bank account. See the policies for redeeming shares by phone or by mail. Before requesting to have redemption proceeds sent to a bank account, please make sure the funds have your bank account information on file. If the funds do not have this information, you will need to send written instructions with your bank’s name and a voided check or pre-printed savings account deposit slip. You must provide written instructions signed by all fund and bank account owners, and each individual must have their signature guaranteed.

By Systematic Withdrawal Plan.  If your account has a value of $5,000 or more, you may redeem a specific dollar amount from your account on a regular basis. You may set up a systematic withdrawal when you complete a new account form or by calling your financial intermediary. You should not make systematic withdrawals if you plan to continue investing in a fund, due to sales charges and tax liabilities.

Prospectus – First American Stock Funds

Shareholder Information

Redeeming Fund Shares continued

Redeeming Class R Shares

Participants in retirement plans generally must contact the plan’s administrator to redeem Class R shares. Redemption requests from a retirement plan or participant in the plan must be received by the financial intermediary or plan administrator by the time specified by that institution to be assured same day processing. In order for shares to be sold at that day’s price, the funds must receive the redemption request from the financial intermediary or plan administrator by 3:00 p.m. Central time. It is the responsibility of the financial intermediary or plan administrator to promptly transmit orders to the funds.

If the funds receive a redemption request by 3:00 p.m. Central time, payment of the redemption proceeds will ordinarily be made by wire on the next business day. It is possible, however, that payment could be delayed by up to seven days.

Redeeming Class Y Shares

You may redeem Class Y shares by calling your financial intermediary. If the fund or an authorized financial intermediary receives your redemption request by 3:00 p.m. Central time, payment of your redemption proceeds will ordinarily be made by wire on the next business day. It is possible, however, that payment could be delayed by up to seven days.

By Systematic Withdrawal Plan.  You may redeem a specific dollar amount from your account, on a regular, automatic basis through a systematic withdrawal plan. You may apply for participation in this program through your financial intermediary. You should not make systematic withdrawals if you plan to continue investing in a fund, due to sales charges and tax liabilities.

Exchanging Fund Shares

Exchanging Class A, Class B, and Class C Shares

If your investment goals or your financial needs change, you may move from one First American fund to another First American fund. There is no fee to exchange shares. If you want to exchange into a fund you do not currently own, your initial purchase of the fund’s shares, whether by exchange or otherwise, must satisfy the fund’s minimum initial investment requirement.

Generally, you may exchange your shares only for the same class of shares of the other fund, with certain exceptions, including:

•	You may exchange your Class A shares for Class Y shares of the same or another First American fund if you subsequently become eligible to purchase Class Y shares.
•	If you are no longer eligible to hold Class Y shares, you may exchange your shares for Class A shares at net asset value. Class A shares have higher expenses than Class Y shares.

Exchanges are made based on the net asset value per share of each fund at the time of the exchange. When you exchange your Class A shares of one of the funds for Class A shares of another First American fund, you do not have to pay a sales charge. When you exchange your Class B or Class C shares for Class B or Class C shares of another First American fund, the time you held the shares of the “old” fund will be added to the time you hold the shares of the “new” fund for purposes of determining your CDSC or, in the case of Class B shares, calculating when your shares convert to Class A shares.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time upon notice to shareholders, which may be given by means of a new or supplemented prospectus. The funds have the right to limit exchanges that are deemed to constitute short-term trading. See “Additional Information on Purchasing, Redeeming and Exchanging Shares — Short-Term Trading of Fund Shares” below.

By Phone.  If both funds have identical shareholder registrations, you may exchange shares by calling your financial intermediary or by calling the funds directly at 800 677-FUND.

By Mail.  To exchange shares by written request, please follow the procedures under “Redeeming Class A, Class B, and Class C Shares” above. Be sure to include the names of both funds involved in the exchange.

By Systematic Exchange Plan.  You may add to your investment on a regular basis through automatic monthly exchanges of one First American fund into another First American fund of the same class. You may apply for participation in this program through your financial intermediary or by calling Investor Services at 800 677-FUND.

Prospectus – First American Stock Funds

Shareholder Information

Exchanging Fund Shares continued

Exchanging Class R Shares

If you are a plan participant and your investment goals or your financial needs change, you may exchange your Class R shares for Class R shares of another First American fund offered through your retirement plan. Exchanges are made at the net asset value per share of each fund at the time of the exchange. There is no fee to exchange shares.

To exchange your shares, call your financial intermediary or plan administrator. In order for your shares to be exchanged the same day, you must call your financial intermediary or plan administrator by the time specified by that institution and your exchange order must be received by the funds by 3:00 p.m. Central time. It is the responsibility of your financial intermediary or plan administrator to promptly transmit your exchange order to the funds.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies, or the funds offered through your retirement plan may change, at any time. You will be notified of any changes. The funds have the right to limit exchanges that are deemed to constitute short-term trading. See “Additional Information on Purchasing, Redeeming and Exchanging Shares — Short-Term Trading of Fund Shares” below.

Exchanging Class Y Shares

If your investment goals or your financial needs change, you may exchange your shares for Class Y shares of another First American fund. Exchanges are made at the net asset value per share of each fund at the time of the exchange. There is no fee to exchange shares. If you are no longer eligible to purchase Class Y shares, you may exchange your shares for Class A shares at net asset value. Class A shares have higher expenses than Class Y shares.

To exchange your shares, call your financial intermediary. Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges that are deemed to constitute short-term trading. See “Additional Information on Purchasing, Redeeming and Exchanging Shares — Short-Term Trading of Fund Shares” below.

By Systematic Exchange Plan.  You may move from one First American fund to another First American fund of the same class on a regular basis through automatic monthly exchanges. You may apply for participation in this program through your financial intermediary.

Additional Information on Purchasing, Redeeming, and Exchanging Fund Shares

Calculating Net Asset Value

The funds generally calculate their NAVs as of 3:00 p.m. Central time every day the New York Stock Exchange is open. The funds do not calculate their NAVs on national holidays, or any other days, on which the NYSE is closed for trading.

A fund’s NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares.

Investments and other assets will be valued at their market values. For securities traded on an exchange, we receive the price as reported by the exchange from one or more independent pricing services that have been approved by the funds’ board of directors. These independent pricing services also provide security valuations for certain other investments not traded on an exchange. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using procedures approved by the funds’ board of directors. Under these procedures, fair values are generally determined by a pricing committee appointed by the board of directors, except that Global Infrastructure Fund, International Fund, and International Select Fund may rely on the recommendations of a fair value pricing service approved by the funds’ board of directors in valuing foreign securities. The types of securities for which such fair value pricing might be required include, but are not limited to:

•	Securities, including securities traded in foreign markets, where an event occurs after the close of the market in which such security principally trades, but before NAV is determined, that will affect the value of such security, or the closing value is otherwise deemed unreliable;
•	Securities whose trading has been halted or suspended;
•	Fixed-income securities that have gone into default and for which there is no current market value quotation; and
•	Securities with limited liquidity, including certain high-yield securities or securities that are restricted as to transfer or resale.

Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a fund

Prospectus – First American Stock Funds

Shareholder Information

Additional Information on Purchasing, Redeeming and Exchanging Fund Shares continued

could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its NAV per share.

Global Infrastructure Fund, International Fund, and International Select Fund will hold portfolio securities that trade on weekends or other days when the funds do not price their shares. Therefore, the net asset value of the shares of these funds may change on days when shareholders will not be able to purchase or redeem their fund shares.

Short-Term Trading of Fund Shares

The funds discourage purchases and redemptions of their shares in response to short-term fluctuations in the securities markets. The funds’ board of directors has adopted policies and procedures designed to detect and deter short-term trading in the funds’ shares that may disadvantage long-term fund shareholders. These policies are described below. The funds will not knowingly accommodate trading in the funds’ shares in violation of these policies.

Risks Associated with Short-Term Trading.  Short-term trading in a fund’s shares, particularly in larger amounts, may be detrimental to long-term shareholders of the fund. Depending on various factors, including the size of a fund, the amount of assets the fund typically maintains in cash or cash equivalents, the dollar amount and number and frequency of trades, and the types of securities in which the fund typically invests, short-term trading may interfere with the efficient management of the fund’s portfolio, increase the fund’s transaction costs, administrative costs and taxes, and/or impact the fund’s performance.

In addition, the nature of a fund’s portfolio holdings may allow a shareholder engaging in a short-term trading strategy to take advantage of possible delays between the change in the value of a fund’s portfolio holdings and the reflection of that change in the net asset value of the fund’s shares. Such a delay may occur in funds that have significant investments in foreign securities, where the value of those securities is established some time before the fund calculates its own share price, or in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. This type of short-term trading is sometimes referred to as “arbitrage market timing,” and there is the possibility that such trading may dilute the value of fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based upon net asset values which do not reflect appropriate fair value prices.

Short-Term Trading Policies.  The funds’ advisor monitors trading in fund shares in an effort to identify short-term trading activity that may disadvantage long-term shareholders. Only transactions that exceed a certain dollar threshold that has been determined to be potentially disruptive to the management of a fund are subject to monitoring. It is the policy of the funds to permit no more than one round trip by an investor during any 90-calendar-day period. A round trip is defined as a purchase into or redemption out of a fund (including purchases or redemptions accomplished by an exchange) paired with an opposite direction redemption out of or purchase into the same fund within 10 calendar days, in a dollar amount that exceeds the monitoring threshold. If the advisor determines that a shareholder has made more than one round trip during any 90-calendar-day period, the shareholder conducting such trading will, in less serious instances, be given an initial warning to discontinue such trading. In more serious instances (generally involving larger dollar amounts), or in the case of a second violation after an initial warning has been given, the shareholder may be temporarily or permanently barred from making future purchases into one or all of the funds or, alternatively, the funds may limit the amount, number or frequency of any future purchases and/or the method by which the shareholder may request future purchases (including purchases by an exchange or transfer between a fund and any other fund). In addition to the foregoing sanctions, the funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason. In making determinations concerning the rejection of purchase orders and the revocation of exchange privileges, and in considering which sanctions to impose, the funds may consider an investor’s trading history in any of the First American funds, in non-First American mutual funds, or in accounts under a person’s common ownership or control.

Certain transactions are not subject to the funds’ short-term trading policies. These include transactions such as systematic redemptions and purchases; retirement plan contributions, loans and distributions (including hardship withdrawals); purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA re-characterizations; regular portfolio rebalancings in fee-based programs of registered investment advisors, financial planners and registered broker-dealers; and similar transactions.

Fund shares are frequently held through omnibus account arrangements, whereby a broker-dealer, investment advisor, retirement plan sponsor or other financial intermediary maintains an omnibus account with a fund for trading on behalf of its customers. The funds generally seek to apply their short-term trading policies and procedures to these omnibus account arrangements, and monitor trading activity at the omnibus account level to attempt to identify disruptive trades. Under agreements that the funds (or the funds’ distributor) have entered into with intermediaries, the funds may request transaction information from intermediaries at any time in order to determine whether there has been short-term trading by the intermediaries’ customers. The funds will request that the intermediary provide individual account level detail (or participant level detail in the case of retirement plans) to the funds if more than one round trip in any 90 day period is detected at the omnibus or plan level and such round trips appear to be (a) attributable to an individual shareholder or plan participant and (b) potentially detrimental to the respective fund and its shareholders based on such factors as the time between transactions, the size of the transactions and the type of fund involved. If short-term

Prospectus – First American Stock Funds

Shareholder Information

Additional Information on Purchasing, Redeeming and Exchanging Fund Shares continued

trading is detected at the individual account or participant level, the funds will request that the intermediary take appropriate action to curtail the activity. If the intermediary does not take action, the funds will take such steps as are reasonably practicable to curtail the excessive trading, including terminating the relationship with the intermediary if necessary. An intermediary may apply its own short-term trading policies and procedures, which may be more or less restrictive than the funds’ policies and procedures. If you purchase or sell fund shares through an intermediary, you should contact them to determine whether they impose different requirements or restrictions.

Telephone Transactions

The funds and their agents will not be responsible for any losses that may result from acting on wire or telephone instructions that they reasonably believe to be genuine. The funds and their agents will each follow reasonable procedures to confirm that instructions received by telephone are genuine, which may include recording telephone conversations.

Once a telephone transaction has been placed, it cannot be canceled or modified.

It may be difficult to reach the funds by telephone during periods of unusual market activity. If you are unable to reach the funds or their agents by telephone, please consider sending written instructions.

Accounts with Low Balances

The funds reserve the right to liquidate or assess a low balance fee to any account holding a balance that is less than the account balance minimum of $500 for any reason, including market fluctuation.

If the funds elect to liquidate or assess a low balance fee, then annually, on or about the second Wednesday of August, the funds will assess a $15 low balance account fee to certain retirement accounts, education savings plans, and UGMA/UTMA accounts that have balances under the account balance minimum. At the same time, other accounts with balances under the account balance minimum will be liquidated, with proceeds being mailed to the address of record. Prior to the assessment of any low balance fee or liquidation of low balance accounts, affected shareholders will receive a communication reminding them of the pending action, thereby providing time to ensure that balances are at or above the account balance minimum prior to any fee assessment or account liquidation.

An intermediary may apply its own procedures in attempting to comply with the funds’ low balance account policy.

Redemption in Kind

Generally, proceeds from redemption requests will be paid in cash. However, to minimize the effect of large redemption requests on a fund and its remaining shareholders, if you redeem more than $250,000 of a fund’s assets within a 30-day period, each fund reserves the right to pay part or all of the proceeds from a redemption request in a proportionate share of securities from the fund’s portfolio instead of cash. The advisor will value these securities in accordance with the pricing methods employed to calculate the fund’s net asset value per share. If you receive redemption proceeds in kind, you should expect to incur transaction costs upon disposition of the securities received in the redemption. In addition, you will bear the market risk associated with these securities until their disposition.

Dividends and Distributions

Dividends from net investment income are normally declared and paid quarterly for Equity Income Fund and Real Estate Securities Fund. For each other fund, dividends from net investment income, if any, are normally declared and paid annually. For each of the funds, any capital gains are normally distributed at least once each year.

On the ex-dividend date for a distribution, a fund’s share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you “buy the dividend.” You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.

Dividend and capital gain distributions will be reinvested in additional shares of the fund, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form, by contacting your financial intermediary, or by calling Investor Services at 800 677-FUND. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, or if a distribution check remains uncashed for six months, the undelivered or uncashed distributions and all future distributions will be reinvested in fund shares at the current NAV.

Prospectus – First American Stock Funds

Shareholder Information
Taxes

Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the SAI. However, because everyone’s tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

Taxes on Distributions

Each fund pays its shareholders dividends from its net investment income and any net capital gains that it has realized. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account).

Dividends paid from the net investment income of each fund may constitute “qualified dividends” taxable at the same rate as long-term capital gains (currently subject to a maximum rate of 15%). Each fund will inform its shareholders of the portion of its dividends (if any) that constitutes “qualified dividends.” Dividends paid from a fund’s net investment income that do not constitute “qualified dividends” and dividends paid from short-term capital gains are taxable as ordinary income. Distributions of a fund’s long-term capital gains are taxable as long-term gains, regardless of how long you have held your shares. A fund’s income from foreign issuers may be subject to withholding and other taxes imposed by foreign countries. Because of their investment objectives and strategies, distributions for Large Cap Growth Opportunities Fund, Large Cap Select Fund, Large Cap Value Fund, Mid Cap Growth Opportunities Fund, Mid Cap Select Fund, Mid Cap Value Fund, Small Cap Growth Opportunities Fund, Small Cap Select Fund, and Small Cap Value Fund are expected to consist primarily of capital gains. Distributions for Real Estate Securities Fund are expected to consist primarily of ordinary income. It is not expected that a significant portion of the dividends paid by Real Estate Securities Fund will constitute “qualified dividends.”

Taxes on Transactions

The sale of fund shares, or the exchange of one fund’s shares for shares of another fund, will be a taxable event and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

If, in redemption of his or her shares, a shareholder receives a distribution of securities instead of cash, the shareholder will be treated as receiving an amount equal to the fair market value of the securities at the time of the distribution for purposes of determining capital gain or loss on the redemption, and will also acquire a basis in the shares for federal income tax purposes equal to their fair market value.

The exchange of one class of shares for another class of shares in the same fund will not be taxable.

Foreign Tax Credits

If Global Infrastructure Fund, International Fund, or International Select Fund have more than 50% of their total assets invested in securities of foreign corporations at the end of its taxable year, they may make an election that will permit you either to claim a foreign tax credit with respect to foreign taxes paid by the fund or to deduct those amounts as an itemized deduction on your tax return. If Global Infrastructure Fund, International Fund, or International Select Fund make this election, you will be notified and provided with sufficient information to calculate the amount you may deduct as foreign taxes paid or your foreign tax credit.

Considerations for Retirement Plan Clients

A plan participant whose retirement plan invests in a fund generally is not taxed on fund dividends or distributions received by the plan or on sales or exchanges of fund shares by the plan for federal income tax purposes. However, distributions to plan participants from a retirement plan generally are taxable to plan participants as ordinary income. You should consult your tax professional about federal, state and local tax considerations.

More information about tax considerations that may affect the funds and their shareholders appears in the funds’ SAI.

Compensation Paid to Financial Intermediaries

The funds’ distributor receives any front-end sales charge or CDSC that you pay and any 12b-1 fees paid by the funds. From this revenue, the distributor will pay financial intermediaries for the services they provide. The funds’ advisor and/or distributor may make additional payments to intermediaries from their own assets, as described below under “Additional Payments to Financial Intermediaries.”

Prospectus – First American Stock Funds

Shareholder Information

Compensation Paid to Financial Intermediaries continued

Sales Charge Reallowance

The distributor pays (or “reallows”) a portion of the front-end sales charge on Class A shares to your financial intermediary, as follows:

Maximum Reallowance
Purchase Amount	as a % of Purchase Price

Less than $50,000	5.00%
$50,000 - $99,999	4.00%
$100,000 - $249,999	3.25%
$250,000 - $499,999	2.25%
$500,000 - $999,999	1.75%
$1 million and over	0.00%

Sales Commissions

There is no initial sales charge on Class A share purchases of $1 million or more. However, your financial intermediary may receive a commission of up to 1% on your purchase. Although you pay no front-end sales charge when you buy Class C shares, the funds’ distributor pays a sales commission of 1% of the amount invested to intermediaries selling Class C shares.

12b-1 Fees

The funds’ distributor uses the 12b-1 shareholder servicing fee to compensate financial intermediaries for administrative services performed on behalf of the intermediaries’ customers. These intermediaries receive shareholder servicing fees of up to 0.25% of a fund’s Class A, Class B, Class C, and Class R share average daily net assets attributable to shares sold through them. For Class A and Class R shares, the distributor begins to pay shareholder servicing fees to these intermediaries immediately after you purchase shares. For Class B and Class C shares, the distributor begins to pay shareholder servicing fees to these intermediaries one year after you purchase shares, but only if you continue to hold the shares at that time.

The funds’ distributor uses the 12b-1 distribution fee to compensate financial intermediaries for the sale of fund shares to their customers. The funds’ distributor pays intermediaries that sell Class C shares a 0.75% annual distribution fee beginning one year after the shares are sold. The funds’ distributor pays intermediaries that sell Class R shares a 0.25% annual distribution fee beginning immediately after you purchase shares. The funds’ distributor retains the Class B share 0.75% annual distribution fee in order to finance the payment of sales commissions to intermediaries that sold Class B shares.

In all cases, intermediaries continue to receive 12b-1 fees for as long as you hold fund shares.

Additional Payments to Financial Intermediaries

The advisor and/or the distributor may pay additional compensation to financial intermediaries out of their own resources to selected intermediaries for the purposes of promoting the sale of fund shares, maintaining share balances and/or for sub-accounting, administrative or shareholder processing services. The amounts of these payments could be significant, and may create an incentive for the intermediary or its representatives to recommend or offer shares of the funds to you. The intermediary may elevate the prominence or profile of the funds within the intermediary’s organization by, for example, placement on a list of preferred or recommended funds, and/or granting the advisor and/or the distributor preferential or enhanced opportunities to promote the funds in various ways within the intermediary’s organization. These payments are not reflected in the fees and expenses listed in the “Fund Summaries” section of the prospectus because they are not paid by the funds.

These payments are negotiated and may be based on such factors as the number or value of First American fund shares that the intermediary sells or may sell; the value of the assets invested in the First American funds by the intermediary’s customers; the type and nature of services or support furnished by the intermediary; and/or other measures as determined from time to time by the advisor and/or distributor. Such payments are generally asset based but also may include the payment of a lump sum for services provided. In addition, the advisor and/or the distributor may make payments to reimburse selected intermediaries for items such as ticket charges (i.e., fees that an intermediary charges its representatives for effecting transactions in fund shares), operational charges, literature printing and/or distribution costs, and networking fees.

The advisor and/or distributor may make other payments or allow other promotional incentives to financial intermediaries to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations.

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Compensation Paid to Financial Intermediaries continued

You can ask your financial intermediary for information about any payments it receives from the advisor and/or the distributor and from the funds, and any services your intermediary provides, as well as about fees and/or commissions your intermediary charges. You can also find more details about payments made by the advisor, and/or the distributor in the funds’ SAI.

Staying Informed

Shareholder Reports

Shareholder reports are mailed twice a year. They include financial statements and performance information, and, on an annual basis, a message from your portfolio managers and the report of independent registered public accounting firm. In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.

Statements and Confirmations

Statements summarizing activity in your account are mailed quarterly. Confirmations generally are mailed following each purchase or sale of fund shares, but some transactions, such as systematic purchases and dividend reinvestments, are reported on your account statement. Generally, the funds do not send statements for shares held in a brokerage account or to individuals who have their shares held in an omnibus account, such as retirement plan participants. Please review your statements and confirmations as soon as you receive them and promptly report any discrepancies to your financial intermediary or to Investor Services at 800 677-FUND.

Prospectus – First American Stock Funds

Financial Highlights

The tables that follow present performance information about the share classes of each fund offered during the most recently completed fiscal year. This information is intended to help you understand each fund’s financial performance for the past five years or, if shorter, the period of operations for the fund or class of shares. Some of this information reflects financial results for a single fund share held throughout the period. Total returns in the tables represent the rate that you would have earned or lost on an investment in the fund, assuming you reinvested all of your dividends and distributions.

The information below has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the funds’ financial statements, is included in the funds’ annual report, which is available upon request.

Equity Income Fund

							Fiscal period	Fiscal year
							ended	ended
	Fiscal year ended October 31,						October 31,	September 30,
Class A Shares	2009[1]			2008[1]	2007[1]	2006[1]	2005[1,2]	2005[1]

Per Share Data
Net Asset Value, Beginning of Period		$10.09		$16.43	$15.90	$13.67	$13.89	$12.77

Investment Operations:
Net Investment Income				0.33	0.29	0.20	0.01	0.20
Realized and Unrealized Gains (Losses) on Investments				(5.28)	1.96	2.32	(0.22)	1.15

Total From Investment Operations				(4.95)	2.25	2.52	(0.21)	1.35

Less Distributions:
Dividends (from net investment income)				(0.29)	(0.29)	(0.21)	(0.01)	(0.22)
Distributions (from net realized gains)				(1.10)	(1.43)	(0.08)	—	(0.01)

Total Distributions				(1.39)	(1.72)	(0.29)	(0.01)	(0.23)

Net Asset Value, End of Period	$			$10.09	$16.43	$15.90	$13.67	$13.89

Total Return[3]			%	(32.51)%	15.24%	18.66%	(1.53)%	10.65%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$100,824	$179,379	$171,814	$171,998	$176,878
Ratio of Expenses to Average Net Assets			%	1.17%	1.16%	1.18%	1.20%	1.16%
Ratio of Net Investment Income to Average Net Assets			%	2.45%	1.83%	1.40%	0.70%	1.51%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	1.17%	1.16%	1.18%	1.20%	1.19%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)			%	2.45%	1.83%	1.40%	0.70%	1.48%
Portfolio Turnover Rate			%	32%	20%	23%	—	27%

[1]	Per share data calculated using average shares outstanding method.
[2]	For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.
[3]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

Prospectus – First American Stock Funds

Financial Highlights
Equity Income Fund continued

							Fiscal period	Fiscal year
							ended	ended
	Fiscal year ended October 31,						October 31,	September 30,
Class B Shares	2009[1]			2008[1]	2007[1]	2006[1]	2005[1,2]	2005[1]

Per Share Data
Net Asset Value, Beginning of Period		$9.96		$16.23	$15.75	$13.57	$13.79	$12.68

Investment Operations:
Net Investment Income				0.22	0.17	0.09	—	0.10
Realized and Unrealized Gains (Losses) on Investments				(5.19)	1.94	2.30	(0.22)	1.14

Total From Investment Operations				(4.97)	2.11	2.39	(0.22)	1.24

Less Distributions:
Dividends (from net investment income)				(0.20)	(0.20)	(0.13)	—	(0.12)
Distributions (from net realized gains)				(1.10)	(1.43)	(0.08)	—	(0.01)

Total Distributions				(1.30)	(1.63)	(0.21)	—	(0.13)

Net Asset Value, End of Period	$			$9.96	$16.23	$15.75	$13.57	$13.79

Total Return[3]			%	(32.95)%	14.40%	17.76%	(1.60)%	9.86%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$9,113	$16,893	$19,845	$21,003	$21,639
Ratio of Expenses to Average Net Assets			%	1.92%	1.91%	1.93%	1.95%	1.91%
Ratio of Net Investment Income (Loss) to Average Net Assets			%	1.69%	1.09%	0.65%	(0.05)%	0.78%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	1.92%	1.91%	1.93%	1.95%	1.94%
Ratio of Net Investment Income (Loss) to Average Net Assets (excluding waivers)			%	1.69%	1.09%	0.65%	(0.05)%	0.75%
Portfolio Turnover Rate			%	32%	20%	23%	—	27%

Class C Shares

Per Share Data
Net Asset Value, Beginning of Period		$9.98		$16.26	$15.78	$13.59	$13.81	$12.70

Investment Operations:
Net Investment Income				0.22	0.17	0.10	—	0.11
Realized and Unrealized Gains (Losses) on Investments				(5.20)	1.94	2.30	(0.22)	1.13

Total From Investment Operations				(4.98)	2.11	2.40	(0.22)	1.24

Less Distributions:
Dividends (from net investment income)				(0.20)	(0.20)	(0.13)	—	(0.12)
Distributions (from net realized gains)				(1.10)	(1.43)	(0.08)	—	(0.01)

Total Distributions				(1.30)	(1.63)	(0.21)	—	(0.13)

Net Asset Value, End of Period	$			$9.98	$16.26	$15.78	$13.59	$13.81

Total Return[3]			%	(32.95)%	14.37%	17.80%	(1.59)%	9.84%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$4,625	$9,241	$11,225	$15,313	$16,128
Ratio of Expenses to Average Net Assets			%	1.92%	1.91%	1.93%	1.95%	1.91%
Ratio of Net Investment Income (Loss) to Average Net Assets			%	1.69%	1.09%	0.68%	(0.05)%	0.79%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	1.92%	1.91%	1.93%	1.95%	1.94%
Ratio of Net Investment Income (Loss) to Average Net Assets (excluding waivers)			%	1.69%	1.09%	0.68%	(0.05)%	0.76%
Portfolio Turnover Rate			%	32%	20%	23%	—	27%

[1]	Per share data calculated using average shares outstanding method.
[2]	For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.
[3]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

Prospectus – First American Stock Funds

Financial Highlights
Equity Income Fund continued

							Fiscal period	Fiscal year
							ended	ended
	Fiscal year ended October 31,						October 31,	September 30,
Class R Shares[1]	2009[2]			2008[2]	2007[2]	2006[2]	2005[2,3]	2005[2]

Per Share Data
Net Asset Value, Beginning of Period		$10.08		$16.41	$15.88	$13.66	$13.88	$12.78

Investment Operations:
Net Investment Income				0.29	0.23	0.17	0.01	0.11
Realized and Unrealized Gains (Losses) on Investments				(5.26)	1.98	2.31	(0.23)	1.20

Total From Investment Operations				(4.97)	2.21	2.48	(0.22)	1.31

Less Distributions:
Dividends (from net investment income)				(0.26)	(0.25)	(0.18)	—	(0.20)
Distributions (from net realized gains)				(1.10)	(1.43)	(0.08)	—	(0.01)

Total Distributions				(1.36)	(1.68)	(0.26)	—	(0.21)

Net Asset Value, End of Period	$			$10.08	$16.41	$15.88	$13.66	$13.88

Total Return[4]			%	(32.64)%	14.98%	18.33%	(1.55)%	10.33%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$535	$940	$511	$418	$415
Ratio of Expenses to Average Net Assets			%	1.42%	1.41%	1.43%	1.45%	1.41%
Ratio of Net Investment Income to Average Net Assets			%	2.20%	1.48%	1.14%	0.45%	0.83%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	1.42%	1.41%	1.57%	1.60%	1.59%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)			%	2.20%	1.48%	1.00%	0.30%	0.65%
Portfolio Turnover Rate			%	32%	20%	23%	—	27%

Class Y Shares

Per Share Data
Net Asset Value, Beginning of Period		$10.18		$16.55	$16.00	$13.76	$13.98	$12.85

Investment Operations:
Net Investment Income				0.36	0.33	0.24	0.01	0.24
Realized and Unrealized Gains (Losses) on Investments				(5.30)	1.98	2.33	(0.21)	1.15

Total From Investment Operations				(4.94)	2.31	2.57	(0.20)	1.39

Less Distributions:
Dividends (from net investment income)				(0.33)	(0.33)	(0.25)	(0.01)	(0.25)
Distributions (from net realized gains)				(1.10)	(1.43)	(0.08)	(0.01)	(0.01)

Total Distributions				(1.43)	(1.76)	(0.33)	(0.02)	(0.26)

Net Asset Value, End of Period	$			$10.18	$16.55	$16.00	$13.76	$13.98

Total Return[3]			%	(32.29)%	15.54%	18.89%	(1.50)%	10.94%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$574,162	$1,061,433	$1,129,971	$1,169,267	$1,206,483
Ratio of Expenses to Average Net Assets			%	0.92%	0.91%	0.93%	0.95%	0.91%
Ratio of Net Investment Income to Average Net Assets			%	2.70%	2.09%	1.65%	0.95%	1.80%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	0.92%	0.91%	0.93%	0.95%	0.94%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)			%	2.70%	2.09%	1.65%	0.95%	1.77%
Portfolio Turnover Rate			%	32%	20%	23%	—	27%

[1]	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

[2]	Per share data calculated using average shares outstanding method.

[3]	For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

[4]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

Prospectus – First American Stock Funds

Financial Highlights
Large Cap Growth Opportunities Fund

							Fiscal period	Fiscal year
							ended	ended
	Fiscal year ended October 31,						October 31,	September 30,
Class A Shares	2009[1]			2008[1]	2007[1]	2006[1]	2005[1,2]	2005[1]

Per Share Data
Net Asset Value, Beginning of Period		$21.52		$36.27	$29.58	$27.86	$28.02	$25.00

Investment Operations:
Net Investment Income (Loss)				0.02	(0.05)	(0.02)	(0.01)	(0.01)
Realized and Unrealized Gains (Losses) on Investments				(11.65)	7.08	1.74	(0.15)	3.08

Total From Investment Operations				(11.63)	7.03	1.72	(0.16)	3.07

Less Distributions:
Dividends (from net investment income)				—	—	—	—	(0.04)
Distributions (from net realized gains)				(3.12)	(0.34)	—	—	—
Distributions (from return of capital)				—	—	—	—	(0.01)

Total Distributions				(3.12)	(0.34)	—	—	(0.05)

Net Asset Value, End of Period	$			$21.52	$36.27	$29.58	$27.86	$28.02

Total Return[4]			%	(34.81)%	24.01%	6.17%	(0.57)%	12.30%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$53,430	$96,514	$90,285	$104,960	$107,079
Ratio of Expenses to Average Net Assets			%	1.20%	1.19%	1.19%	1.21%	1.17%
Ratio of Net Investment Income (Loss) to Average Net Assets			%	0.07%	(0.15)%	(0.07)%	(0.47)%	(0.03)%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	1.20%	1.19%	1.19%	1.21%	1.20%
Ratio of Net Investment Income (Loss) to Average Net Assets (excluding waivers)			%	0.07%	(0.15)%	(0.07)%	(0.47)%	(0.06)%
Portfolio Turnover Rate			%	92%	102%	94%	6%	103%

Class B Shares

Per Share Data
Net Asset Value, Beginning of Period		$19.93		$34.08	$28.01	$26.58	$26.75	$24.02

Investment Operations:
Net Investment Loss				(0.19)	(0.27)	(0.22)	(0.03)	(0.20)
Realized and Unrealized Gains (Losses) on Investments				(10.84)	6.68	1.65	(0.14)	2.96

Total From Investment Operations				(11.03)	6.41	1.43	(0.17)	2.76

Less Distributions:
Dividends (from net investment income)				—	—	—	—	(0.02)
Distributions (from net realized gains)				(3.12)	(0.34)	—	—	—
Distributions (from return of capital)				—	—	—	—	(0.01)

Total Distributions				(3.12)	(0.34)	—	—	(0.03)

Net Asset Value, End of Period	$			$19.93	$34.08	$28.01	$26.58	$26.75

Total Return[4]			%	(35.33)%	23.13%	5.38%	(0.64)%	11.47%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$5,907	$11,955	$13,990	$19,601	$20,239
Ratio of Expenses to Average Net Assets			%	1.95%	1.94%	1.94%	1.96%	1.92%
Ratio of Net Investment Loss to Average Net Assets			%	(0.68)%	(0.90)%	(0.82)%	(1.22)%	(0.77)%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	1.95%	1.94%	1.94%	1.96%	1.95%
Ratio of Net Investment Loss to Average Net Assets (excluding waivers)			%	(0.68)%	(0.90)%	(0.82)%	(1.22)%	(0.80)%
Portfolio Turnover Rate			%	92%	102%	94%	6%	103%

[1]	Per share data calculated using average shares outstanding method.
[2]	For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.
[3]	Includes a tax return of capital of less than $0.01.
[4]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

Prospectus – First American Stock Funds

Financial Highlights
Large Cap Growth Opportunities Fund continued

							Fiscal period	Fiscal year
							ended	ended
	Fiscal year ended October 31,						October 31,	September 30,
Class C Shares	2009[1]			2008[1]	2007[1]	2006[1]	2005[1,2]	2005[1]

Per Share Data
Net Asset Value, Beginning of Period		$20.38		$34.77	$28.58	$27.12	$27.29	$24.51

Investment Operations:
Net Investment Loss				(0.19)	(0.28)	(0.23)	(0.03)	(0.20)
Realized and Unrealized Gains (Losses) on Investments				(11.08)	6.81	1.69	(0.14)	3.00

Total From Investment Operations				(11.27)	6.53	1.46	(0.17)	2.80

Less Distributions:
Dividends (from net investment income)				—	—	—	—	(0.01)
Distributions (from net realized gains)				(3.12)	(0.34)	—	—	—
Distributions (from return of capital)				—	—	—	—	(0.01)

Total Distributions				(3.12)	(0.34)	—	—	(0.02)

Net Asset Value, End of Period	$			$20.38	$34.77	$28.58	$27.12	$27.29

Total Return[4]			%	(35.31)%	23.09%	5.38%	(0.62)%	11.44%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$4,368	$8,506	$8,424	$10,739	$11,147
Ratio of Expenses to Average Net Assets			%	1.95%	1.94%	1.94%	1.96%	1.92%
Ratio of Net Investment Loss to Average Net Assets			%	(0.68)%	(0.90)%	(0.82)%	(1.22)%	(0.78)%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	1.95%	1.94%	1.94%	1.96%	1.95%
Ratio of Net Investment Loss to Average Net Assets (excluding waivers)			%	(0.68)%	(0.90)%	(0.82)%	(1.22)%	(0.81)%
Portfolio Turnover Rate			%	92%	102%	94%	6%	103%

Class R Shares[5]

Per Share Data
Net Asset Value, Beginning of Period		$21.26		$35.97	$29.41	$27.78	$27.94	$24.98

Investment Operations:
Net Investment Loss				(0.05)	(0.12)	(0.09)	(0.02)	(0.16)
Realized and Unrealized Gains (Losses) on Investments				(11.54)	7.02	1.72	(0.14)	3.17

Total From Investment Operations				(11.59)	6.90	1.63	(0.16)	3.01

Less Distributions:
Dividends (from net investment income)				—	—	—	—	(0.05)
Distributions (from net realized gains)				(3.12)	(0.34)	—	—	—
Distributions (from return of capital)				—	—	—	—	— [3]

Total Distributions				(3.12)	(0.34)	—	—	(0.05)

Net Asset Value, End of Period	$			$21.26	$35.97	$29.41	$27.78	$27.94

Total Return[4]			%	(35.00)%	23.70%	5.87%	(0.57)%	12.04%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$454	$566	$558	$290	$290
Ratio of Expenses to Average Net Assets			%	1.45%	1.44%	1.44%	1.46%	1.42%
Ratio of Net Investment Loss to Average Net Assets			%	(0.18)%	(0.39)%	(0.32)%	(0.72)%	(0.57)%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	1.45%	1.44%	1.57%	1.61%	1.60%
Ratio of Net Investment Loss to Average Net Assets (excluding waivers)			%	(0.18)%	(0.39)%	(0.45)%	(0.87)%	(0.75)%
Portfolio Turnover Rate			%	92%	102%	94%	6%	103%

[1]	Per share data calculated using average shares outstanding method.
[2]	For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.
[3]	Includes a tax return of capital of less than $0.01.
[4]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
[5]	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

Prospectus – First American Stock Funds

Financial Highlights
Large Cap Growth Opportunities Fund continued

							Fiscal period	Fiscal year
							ended	ended
	Fiscal year ended October 31,						October 31,	September 30,
Class Y Shares	2009			2008[1]	2007[1]	2006[1]	2005[1,2]	2005[1]

Per Share Data
Net Asset Value, Beginning of Period		$22.31		$37.42	$30.48	$28.64	$28.79	$25.63

Investment Operations:
Net Investment Income (Loss)				0.10	0.03	0.05	(0.01)	0.07
Realized and Unrealized Gains (Losses) on Investments				(12.07)	7.30	1.79	(0.14)	3.15

Total From Investment Operations				(11.97)	7.33	1.84	(0.15)	3.22

Less Distributions:
Dividends (from net investment income)				(0.02)	(0.05)	—	—	(0.04)
Distributions (from net realized gains)				(3.12)	(0.34)	—	—	—
Distributions (from return of capital)				—	—	—	—	(0.02)

Total Distributions				(3.14)	(0.39)	—	—	(0.06)

Net Asset Value, End of Period	$			$22.31	$37.42	$30.48	$28.64	$28.79

Total Return[3]			%	(34.65)%	24.32%	6.42%	(0.52)%	12.58%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$417,337	$749,865	$793,853	$849,194	$849,382
Ratio of Expenses to Average Net Assets			%	0.95%	0.94%	0.94%	0.96%	0.92%
Ratio of Net Investment Income (Loss) to Average Net Assets			%	0.32%	0.11%	0.18%	(0.22)%	0.26%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	0.95%	0.94%	0.94%	0.96%	0.95%
Ratio of Net Investment Income (Loss) to Average Net Assets (excluding waivers)			%	0.32%	0.11%	0.18%	(0.22)%	0.23%
Portfolio Turnover Rate			%	92%	102%	94%	6%	103%

[1]	Per share data calculated using average shares outstanding method.
[2]	For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.
[3]	Total return would have been lower had certain expenses not been waived.

Prospectus – First American Stock Funds

Financial Highlights
Large Cap Select Fund

							Fiscal period	Fiscal year
							ended	ended
	Fiscal year ended October 31,						October 31,	September 30,
Class A Shares	2009[1]			2008[1]	2007[1]	2006[1]	2005[1,2]	2005[1]

Per Share Data
Net Asset Value, Beginning of Period		$8.83		$17.05	$15.18	$14.30	$14.47	$12.52

Investment Operations:
Net Investment Income				0.06	0.03	0.06	—	0.06
Realized and Unrealized Gains (Losses) on Investments				(6.04)	2.12	1.48	(0.17)	2.15

Total From Investment Operations				(5.98)	2.15	1.54	(0.17)	2.21

Less Distributions:
Dividends (from net investment income)				(0.04)	(0.03)	(0.06)	—	(0.06)
Distributions (from net realized gains)				(2.20)	(0.25)	(0.60)	—	(0.20)

Total Distributions				(2.24)	(0.28)	(0.66)	—	(0.26)

Net Asset Value, End of Period	$			$8.83	$17.05	$15.18	$14.30	$14.47

Total Return[3]			%	(39.81)%	14.36%	11.07%	(1.17)%	17.83%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$3,608	$7,998	$7,152	$5,682	$5,299
Ratio of Expenses to Average Net Assets			%	1.21%	1.19%	1.20%	1.19%	1.17%
Ratio of Net Investment Income (Loss) to Average Net Assets			%	0.49%	0.20%	0.41%	(0.20)%	0.41%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	1.21%	1.19%	1.20%	1.19%	1.22%
Ratio of Net Investment Income (Loss) to Average Net Assets (excluding waivers)			%	0.49%	0.20%	0.41%	(0.20)%	0.36%
Portfolio Turnover Rate			%	210%	138%	112%	8%	176%

Class C Shares

Per Share Data
Net Asset Value, Beginning of Period		$8.56		$16.69	$14.95	$14.13	$14.31	$12.43

Investment Operations:
Net Investment Loss				(0.03)	(0.09)	(0.05)	(0.01)	(0.05)
Realized and Unrealized Gains (Losses) on Investments				(5.90)	2.08	1.48	(0.17)	2.14

Total From Investment Operations				(5.93)	1.99	1.43	(0.18)	2.09

Less Distributions:
Dividends (from net investment income)				—	—	(0.01)	—	(0.01)
Distributions (from net realized gains)				(2.20)	(0.25)	(0.60)	—	(0.20)

Total Distributions				(2.20)	(0.25)	(0.61)	—	(0.21)

Net Asset Value, End of Period	$			$8.56	$16.69	$14.95	$14.13	$14.31

Total Return[3]			%	(40.38)%	13.45%	10.36%	(1.26)%	16.91%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$180	$325	$248	$180	$182
Ratio of Expenses to Average Net Assets			%	1.96%	1.94%	1.95%	1.94%	1.92%
Ratio of Net Investment Loss to Average Net Assets			%	(0.26)%	(0.57)%	(0.35)%	(0.95)%	(0.35)%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	1.96%	1.94%	1.95%	1.94%	1.97%
Ratio of Net Investment Loss to Average Net Assets (excluding waivers)			%	(0.26)%	(0.57)%	(0.35)%	(0.95)%	(0.40)%
Portfolio Turnover Rate			%	210%	138%	112%	8%	176%

[1]	Per share data calculated using average shares outstanding method.
[2]	For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.
[3]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

Prospectus – First American Stock Funds

Financial Highlights
Large Cap Select Fund continued

							Fiscal period	Fiscal year
							ended	ended
	Fiscal year ended October 31,						October 31,	September 30,
Class R Shares[4]	2009[1]			2008[1]	2007[1]	2006[1]	2005[1,2]	2005[1]

Per Share Data
Net Asset Value, Beginning of Period		$8.78		$16.97	$15.12	$14.26	$14.43	$12.49

Investment Operations:
Net Investment Income (Loss)				0.03	—	0.01	(0.01)	0.02
Realized and Unrealized Gains (Losses) on Investments				(6.00)	2.11	1.49	(0.16)	2.15

Total From Investment Operations				(5.97)	2.11	1.50	(0.17)	2.17

Less Distributions:
Dividends (from net investment income)				(0.02)	(0.01)	(0.04)	—	(0.03)
Distributions (from net realized gains)				(2.20)	(0.25)	(0.60)	—	(0.20)

Total Distributions				(2.22)	(0.26)	(0.64)	—	(0.23)

Net Asset Value, End of Period	$			$8.78	$16.97	$15.12	$14.26	$14.43

Total Return[3]			%	(39.94)%	14.09%	10.79%	(1.18)%	17.54%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$20	$37	$118	$2	$2
Ratio of Expenses to Average Net Assets			%	1.46%	1.44%	1.45%	1.44%	1.42%
Ratio of Net Investment Income (Loss) to Average Net Assets			%	0.24%	0.02%	0.08%	(0.45)%	0.14%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	1.46%	1.44%	1.57%	1.59%	1.62%
Ratio of Net Investment Income (Loss) to Average Net Assets (excluding waivers)			%	0.24%	0.02%	(0.04)%	(0.60)%	(0.06)%
Portfolio Turnover Rate			%	210%	138%	112%	8%	176%

Class Y Shares

Per Share Data
Net Asset Value, Beginning of Period		$8.87		$17.10	$15.22	$14.33	$14.49	$12.53

Investment Operations:
Net Investment Income				0.09	0.07	0.10	—	0.09
Realized and Unrealized Gains (Losses) on Investments				(6.05)	2.13	1.49	(0.16)	2.16

Total From Investment Operations				(5.96)	2.20	1.59	(0.16)	2.25

Less Distributions:
Dividends (from net investment income)				(0.07)	(0.07)	(0.10)	—	(0.09)
Distributions (from net realized gains)				(2.20)	(0.25)	(0.60)	—	(0.20)

Total Distributions				(2.27)	(0.32)	(0.70)	—	(0.29)

Net Asset Value, End of Period	$			$8.87	$17.10	$15.22	$14.33	$14.49

Total Return[3]			%	(39.63)%	14.65%	11.37%	(1.10)%	18.14%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$207,904	$449,201	$476,154	$341,061	$329,656
Ratio of Expenses to Average Net Assets			%	0.96%	0.94%	0.95%	0.94%	0.92%
Ratio of Net Investment Income to Average Net Assets			%	0.74%	0.45%	0.66%	0.05%	0.67%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	0.96%	0.94%	0.95%	0.94%	0.97%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)			%	0.74%	0.45%	0.66%	0.05%	0.62%
Portfolio Turnover Rate			%	210%	138%	112%	8%	176%

[1]	Per share data calculated using average shares outstanding method.
[2]	For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.
[3]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
[4]	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

Prospectus – First American Stock Funds

Financial Highlights
Large Cap Value Fund

							Fiscal period	Fiscal year
							ended	ended
	Fiscal year ended October 31,						October 31,	September 30,
Class A Shares	2009[1]			2008[1]	2007[1]	2006[1]	2005[1,2]	2005[1]

Per Share Data
Net Asset Value, Beginning of Period		$12.88		$22.61	$22.12	$19.56	$20.06	$17.21

Investment Operations:
Net Investment Income				0.25	0.23	0.21	—	0.17
Realized and Unrealized Gains (Losses) on Investments				(7.02)	2.19	3.19	(0.50)	2.85

Total From Investment Operations				(6.77)	2.42	3.40	(0.50)	3.02

Less Distributions:
Dividends (from net investment income)				(0.16)	(0.24)	(0.21)	—	(0.17)
Distributions (from net realized gains)				(2.80)	(1.69)	(0.63)	—	—

Total Distributions				(2.96)	(1.93)	(0.84)	—	(0.17)

Net Asset Value, End of Period	$			$12.88	$22.61	$22.12	$19.56	$20.06

Total Return[3]			%	(34.00)%	11.60%	17.93%	(2.48)%	17.62%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$60,870	$113,223	$115,438	$118,443	$121,809
Ratio of Expenses to Average Net Assets			%	1.19%	1.17%	1.19%	1.21%	1.17%
Ratio of Net Investment Income (Loss) to Average Net Assets			%	1.41%	1.05%	1.05%	(0.17)%	0.90%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	1.19%	1.17%	1.19%	1.21%	1.20%
Ratio of Net Investment Income (Loss) to Average Net Assets (excluding waivers)			%	1.41%	1.05%	1.05%	(0.17)%	0.87%
Portfolio Turnover Rate			%	90%	81%	55%	2%	61%

Class B Shares

Per Share Data
Net Asset Value, Beginning of Period		$12.39		$21.92	$21.54	$19.12	$19.62	$16.87

Investment Operations:
Net Investment Income (Loss)				0.11	0.07	0.06	(0.01)	0.03
Realized and Unrealized Gains (Losses) on Investments				(6.77)	2.12	3.11	(0.49)	2.78

Total From Investment Operations				(6.66)	2.19	3.17	(0.50)	2.81

Less Distributions:
Dividends (from net investment income)				(0.07)	(0.12)	(0.12)	—	(0.06)
Distributions (from net realized gains)				(2.80)	(1.69)	(0.63)	—	—

Total Distributions				(2.87)	(1.81)	(0.75)	—	(0.06)

Net Asset Value, End of Period	$			$12.39	$21.92	$21.54	$19.12	$19.62

Total Return[3]			%	(34.51)%	10.76%	17.04%	(2.55)%	16.70%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$3,750	$7,973	$9,815	$13,826	$14,876
Ratio of Expenses to Average Net Assets			%	1.94%	1.92%	1.94%	1.96%	1.92%
Ratio of Net Investment Income (Loss) to Average Net Assets			%	0.65%	0.31%	0.32%	(0.92)%	0.15%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	1.94%	1.92%	1.94%	1.96%	1.95%
Ratio of Net Investment Income (Loss) to Average Net Assets (excluding waivers)			%	0.65%	0.31%	0.32%	(0.92)%	0.12%
Portfolio Turnover Rate			%	90%	81%	55%	2%	61%

[1]	Per share data calculated using average shares outstanding method.
[2]	For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.
[3]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

Prospectus – First American Stock Funds

Financial Highlights
Large Cap Value Fund continued

							Fiscal period	Fiscal period
							ended	ended
	Fiscal year ended October 31,						October 31,	September 30,
Class C Shares	2009[1]			2008[1]	2007[1]	2006[1]	2005[1,2]	2005[1]

Per Share Data
Net Asset Value, Beginning of Period		$12.59		$22.21	$21.81	$19.35	$19.85	$17.07

Investment Operations:
Net Investment Income (Loss)				0.11	0.07	0.06	(0.01)	0.03
Realized and Unrealized Gains (Losses) on Investments				(6.86)	2.14	3.15	(0.49)	2.81

Total From Investment Operations				(6.75)	2.21	3.21	(0.50)	2.84

Less Distributions:
Dividends (from net investment income)				(0.07)	(0.12)	(0.12)	—	(0.06)
Distributions (from net realized gains)				(2.80)	(1.69)	(0.63)	—	—

Total Distributions				(2.87)	(1.81)	(0.75)	—	(0.06)

Net Asset Value, End of Period	$			$12.59	$22.21	$21.81	$19.35	$19.85

Total Return[3]			%	(34.46)%	10.71%	17.05%	(2.52)%	16.75%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$2,643	$4,587	$5,174	$5,399	$5,710
Ratio of Expenses to Average Net Assets			%	1.94%	1.92%	1.94%	1.96%	1.92%
Ratio of Net Investment Income (Loss) to Average Net Assets			%	0.66%	0.31%	0.30%	(0.92)%	0.15%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	1.94%	1.92%	1.94%	1.96%	1.95%
Ratio of Net Investment Income (Loss) to Average Net Assets (excluding waivers)			%	0.66%	0.31%	0.30%	(0.92)%	0.12%
Portfolio Turnover Rate			%	90%	81%	55%	2%	61%

Class R Shares[4]

Per Share Data
Net Asset Value, Beginning of Period		$12.85		$22.57	$22.10	$19.55	$20.06	$17.22

Investment Operations:
Net Investment Income (Loss)				0.20	0.17	0.12	(0.01)	0.12
Realized and Unrealized Gains (Losses) on Investments				(6.99)	2.17	3.23	(0.50)	2.85

Total From Investment Operations				(6.79)	2.34	3.35	(0.51)	2.97

Less Distributions:
Dividends (from net investment income)				(0.13)	(0.18)	(0.17)	—	(0.13)
Distributions (from net realized gains)				(2.80)	(1.69)	(0.63)	—	—

Total Distributions				(2.93)	(1.87)	(0.80)	—	(0.13)

Net Asset Value, End of Period	$			$12.85	$22.57	$22.10	$19.55	$20.06

Total Return[3]			%	(34.13)%	11.25%	17.63%	(2.54)%	17.34%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$174	$188	$164	$7	$7
Ratio of Expenses to Average Net Assets			%	1.44%	1.42%	1.44%	1.46%	1.42%
Ratio of Net Investment Income (Loss) to Average Net Assets			%	1.18%	0.78%	0.58%	(0.42)%	0.61%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	1.44%	1.42%	1.55%	1.61%	1.60%
Ratio of Net Investment Income (Loss) to Average Net Assets (excluding waivers)			%	1.18%	0.78%	0.47%	(0.57)%	0.43%
Portfolio Turnover Rate			%	90%	81%	55%	2%	61%

[1]	Per share data calculated using average shares outstanding method.
[2]	For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.
[3]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
[4]	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

Prospectus – First American Stock Funds

Financial Highlights
Large Cap Value Fund continued

							Fiscal period	Fiscal year
							ended	ended
	Fiscal year ended October 31,						October 31,	September 30,
Class Y Shares	2009[1]			2008[1]	2007[1]	2006[1]	2005[1,2]	2005[1]

Per Share Data
Net Asset Value, Beginning of Period		$12.95		$22.69	$22.19	$19.62	$20.12	$17.26

Investment Operations:
Net Investment Income				0.29	0.29	0.26	—	0.22
Realized and Unrealized Gains (Losses) on Investments				(7.04)	2.18	3.21	(0.50)	2.86

Total From Investment Operations				(6.75)	2.47	3.47	(0.50)	3.08

Less Distributions:
Dividends (from net investment income)				(0.19)	(0.28)	(0.27)	—	(0.22)
Distributions (from net realized gains)				(2.80)	(1.69)	(0.63)	—	—

Total Distributions				(2.99)	(1.97)	(0.90)	—	(0.22)

Net Asset Value, End of Period	$			$12.95	$22.69	$22.19	$19.62	$20.12

Total Return[3]			%	(33.80)%	11.83%	18.23%	(2.47)%	17.92%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$401,006	$726,512	$825,633	$740,511	$764,679
Ratio of Expenses to Average Net Assets			%	0.94%	0.92%	0.94%	0.96%	0.92%
Ratio of Net Investment Income to Average Net Assets			%	1.66%	1.30%	1.29%	0.08%	1.17%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	0.94%	0.92%	0.94%	0.96%	0.95%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)			%	1.66%	1.30%	1.29%	0.08%	1.14%
Portfolio Turnover Rate			%	90%	81%	55%	2%	61%

[1]	Per share data calculated using average shares outstanding method.
[2]	For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.
[3]	Total return would have been lower had certain expenses not been waived.

Prospectus – First American Stock Funds

Financial Highlights
Mid Cap Growth Opportunities Fund

							Fiscal period	Fiscal year
							ended	ended
	Fiscal year ended October 31,						October 31,	September 30,
Class A Shares	2009[1]			2008[1]	2007[1]	2006[1]	2005[1,2]	2005[1]

Per Share Data
Net Asset Value, Beginning of Period		$23.88		$46.57	$41.43	$40.77	$41.55	$38.19

Investment Operations:
Net Investment Loss				(0.16)	(0.24)	(0.11)	(0.02)	(0.24)
Realized and Unrealized Gains (Losses) on Investments				(17.86)	9.19	5.04	(0.76)	9.65

Total From Investment Operations				(18.02)	8.95	4.93	(0.78)	9.41

Less Distributions:
Distributions (from net realized gains)				(4.67)	(3.81)	(4.27)	—	(6.05)

Total Distributions				(4.67)	(3.81)	(4.27)	—	(6.05)

Net Asset Value, End of Period	$			$23.88	$46.57	$41.43	$40.77	$41.55

Total Return[3]			%	(42.75)%	23.36%	12.69%	(1.88)%	26.25%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$209,052	$425,995	$322,385	$314,830	$317,906
Ratio of Expenses to Average Net Assets			%	1.22%	1.21%	1.23%	1.23%	1.21%
Ratio of Net Investment Loss to Average Net Assets			%	(0.43)%	(0.56)%	(0.26)%	(0.72)%	(0.62)%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	1.22%	1.21%	1.23%	1.23%	1.24%
Ratio of Net Investment Loss to Average Net Assets (excluding waivers)			%	(0.43)%	(0.56)%	(0.26)%	(0.72)%	(0.65)%
Portfolio Turnover Rate			%	113%	96%	75%	9%	107%

Class B Shares

Per Share Data
Net Asset Value, Beginning of Period		$21.22		$42.21	$38.15	$38.12	$38.87	$36.31

Investment Operations:
Net Investment Loss				(0.38)	(0.51)	(0.38)	(0.05)	(0.51)
Realized and Unrealized Gains (Losses) on Investments				(15.94)	8.38	4.68	(0.70)	9.12

Total From Investment Operations				(16.32)	7.87	4.30	(0.75)	8.61

Less Distributions:
Distributions (from net realized gains)				(4.67)	(3.81)	(4.27)	—	(6.05)

Total Distributions				(4.67)	(3.81)	(4.27)	—	(6.05)

Net Asset Value, End of Period	$			$21.22	$42.21	$38.15	$38.12	$38.87

Total Return[3]			%	(43.18)%	22.47%	11.83%	(1.93)%	25.29%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$7,241	$15,820	$15,605	$14,586	$14,922
Ratio of Expenses to Average Net Assets			%	1.97%	1.96%	1.98%	1.98%	1.96%
Ratio of Net Investment Loss to Average Net Assets			%	(1.18)%	(1.31)%	(1.02)%	(1.47)%	(1.40)%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	1.97%	1.96%	1.98%	1.98%	1.99%
Ratio of Net Investment Loss to Average Net Assets (excluding waivers)			%	(1.18)%	(1.31)%	(1.02)%	(1.47)%	(1.43)%
Portfolio Turnover Rate			%	113%	96%	75%	9%	107%

[1]	Per share data calculated using average shares outstanding method.
[2]	For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.
[3]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

Prospectus – First American Stock Funds

Financial Highlights
Mid Cap Growth Opportunities Fund continued

							Fiscal period	Fiscal year
							ended	ended
	Fiscal year ended October 31,						October 31,	September 30,
Class C Shares	2009[1]			2008[1]	2007[1]	2006[1]	2005[1,2]	2005[1]

Per Share Data
Net Asset Value, Beginning of Period		$22.26		$44.03	$39.65	$39.46	$40.23	$37.40

Investment Operations:
Net Investment Loss				(0.40)	(0.53)	(0.40)	(0.05)	(0.53)
Realized and Unrealized Gains (Losses) on Investments				(16.70)	8.72	4.86	(0.72)	9.41

Total From Investment Operations				(17.10)	8.19	4.46	(0.77)	8.88

Less Distributions:
Distributions (from net realized gains)				(4.67)	(3.81)	(4.27)	—	(6.05)

Total Distributions				(4.67)	(3.81)	(4.27)	—	(6.05)

Net Asset Value, End of Period	$			$22.26	$44.03	$39.65	$39.46	$40.23

Total Return[3]			%	(43.16)%	22.42%	11.84%	(1.91)%	25.27%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$13,011	$28,891	$19,540	$15,435	$17,079
Ratio of Expenses to Average Net Assets			%	1.97%	1.96%	1.98%	1.98%	1.96%
Ratio of Net Investment Loss to Average Net Assets			%	(1.18)%	(1.31)%	(1.02)%	(1.47)%	(1.40)%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	1.97%	1.96%	1.98%	1.98%	1.99%
Ratio of Net Investment Loss to Average Net Assets (excluding waivers)			%	(1.18)%	(1.31)%	(1.02)%	(1.47)%	(1.43)%
Portfolio Turnover Rate			%	113%	96%	75%	9%	107%

Class R Shares[4]

Per Share Data
Net Asset Value, Beginning of Period		$23.56		$46.11	$41.15	$40.61	$41.40	$38.15

Investment Operations:
Net Investment Loss				(0.24)	(0.34)	(0.23)	(0.03)	(0.31)
Realized and Unrealized Gains (Losses) on Investments				(17.64)	9.11	5.04	(0.76)	9.61

Total From Investment Operations				(17.88)	8.77	4.81	(0.79)	9.30

Less Distributions:
Distributions (from net realized gains)				(4.67)	(3.81)	(4.27)	—	(6.05)

Total Distributions				(4.67)	(3.81)	(4.27)	—	(6.05)

Net Asset Value, End of Period	$			$23.56	$46.11	$41.15	$40.61	$41.40

Total Return[3]			%	(42.88)%	23.06%	12.41%	(1.91)%	25.95%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$21,246	$29,490	$17,853	$5,502	$5,501
Ratio of Expenses to Average Net Assets			%	1.47%	1.46%	1.48%	1.48%	1.46%
Ratio of Net Investment Loss to Average Net Assets			%	(0.69)%	(0.81)%	(0.57)%	(0.97)%	(0.77)%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	1.47%	1.46%	1.61%	1.63%	1.64%
Ratio of Net Investment Loss to Average Net Assets (excluding waivers)			%	(0.69)%	(0.81)%	(0.70)%	(1.12)%	(0.95)%
Portfolio Turnover Rate			%	113%	96%	75%	9%	107%

[1]	Per share data calculated using average shares outstanding method.
[2]	For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.
[3]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
[4]	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

Prospectus – First American Stock Funds

Financial Highlights
Mid Cap Growth Opportunities Fund continued

							Fiscal period	Fiscal year
							ended	ended
	Fiscal year ended October 31,						October 31,	September 30,
Class Y Shares	2009[1]			2008[1]	2007[1]	2006[1]	2005[1,2]	2005[1]

Per Share Data
Net Asset Value, Beginning of Period		$25.57		$49.40	$43.62	$42.61	$43.42	$39.58

Investment Operations:
Net Investment Loss				(0.07)	(0.14)	(0.01)	(0.02)	(0.16)
Realized and Unrealized Gains (Losses) on Investments				(19.09)	9.73	5.29	(0.79)	10.05

Total From Investment Operations				(19.16)	9.59	5.28	(0.81)	9.89

Less Distributions:
Distributions (from net realized gains)				(4.67)	(3.81)	(4.27)	—	(6.05)

Total Distributions				(4.67)	(3.81)	(4.27)	—	(6.05)

Net Asset Value, End of Period	$			$25.57	$49.40	$43.62	$42.61	$43.42

Total Return[3]			%	(42.59)%	23.68%	12.98%	(1.86)%	26.57%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$732,559	$1,478,374	$1,243,776	$1,238,595	$1,273,320
Ratio of Expenses to Average Net Assets			%	0.97%	0.96%	0.98%	0.98%	0.96%
Ratio of Net Investment Loss to Average Net Assets			%	(0.18)%	(0.31)%	(0.02)%	(0.47)%	(0.40)%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	0.97%	0.96%	0.98%	0.98%	0.99%
Ratio of Net Investment Loss to Average Net Assets (excluding waivers)			%	(0.18)%	(0.31)%	(0.02)%	(0.47)%	(0.43)%
Portfolio Turnover Rate			%	113%	96%	75%	9%	107%

[1]	Per share data calculated using average shares outstanding method.
[2]	For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.
[3]	Total return would have been lower had certain expenses not been waived.

Prospectus – First American Stock Funds

Financial Highlights
Mid Cap Select Fund1

							Fiscal period	Fiscal year
							ended	ended
	Fiscal year ended October 31,						October 31,	September 30,
Class A Shares	2009[2]			2008[2]	2007[2]	2006[2]	2005[2,3]	2005[2]

Per Share Data
Net Asset Value, Beginning of Period		$7.00		$10.64	$9.57	$8.03	$8.31	$7.40

Investment Operations:
Net Investment Income (Loss)				(0.01)	(0.02)	0.01	(0.01)	(0.07)
Realized and Unrealized Gains (Losses) on Investments				(3.63)	1.09	1.53	(0.27)	0.98

Total From Investment Operations				(3.64)	1.07	1.54	(0.28)	0.91

Less Distributions:
Distributions (from net realized gains)				—	—	—	—	—

Total Distributions				—	—	—	—	—

Net Asset Value, End of Period	$			$7.00	$10.64	$9.57	$8.03	$8.31

Total Return[4]			%	(34.21)%	11.18%	19.18%	(3.37)%	12.30%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$12,848	$21,817	$26,190	$22,339	$23,016
Ratio of Expenses to Average Net Assets			%	1.41%	1.41%	1.39%	1.34%	1.42%
Ratio of Net Investment Income (Loss) to Average Net Assets			%	(0.13)%	(0.20)%	0.12%	(0.86)%	(0.83)%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	1.60%	1.49%	1.46%	1.34%	1.50%
Ratio of Net Investment Income (Loss) to Average Net Assets (excluding waivers)			%	(0.32)%	(0.28)%	0.05%	(0.86)%	(0.91)%
Portfolio Turnover Rate			%	170%	151%	110%	80%	197%

Class B Shares

Per Share Data
Net Asset Value, Beginning of Period		$6.01		$9.21	$8.34	$7.06	$7.31	$6.55

Investment Operations:
Net Investment Loss				(0.07)	(0.08)	(0.04)	(0.01)	(0.11)
Realized and Unrealized Gains (Losses) on Investments				(3.13)	0.95	1.32	(0.24)	0.87

Total From Investment Operations				(3.20)	0.87	1.28	(0.25)	0.76

Less Distributions:
Distributions (from net realized gains)				—	—	—	—	—

Total Distributions				—	—	—	—	—

Net Asset Value, End of Period	$			$6.01	$9.21	$8.34	$7.06	$7.31

Total Return[4]			%	(34.74)%	10.43%	18.13%	(3.42)%	11.60%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$2,512	$6,883	$8,689	$10,054	$10,685
Ratio of Expenses to Average Net Assets			%	2.16%	2.16%	2.14%	2.09%	2.17%
Ratio of Net Investment Loss to Average Net Assets			%	(0.88)%	(0.94)%	(0.58)%	(1.61)%	(1.59)%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	2.35%	2.24%	2.21%	2.09%	2.25%
Ratio of Net Investment Loss to Average Net Assets (excluding waivers)			%	(1.07)%	(1.02)%	(0.65)%	(1.61)%	(1.67)%
Portfolio Turnover Rate			%	170%	151%	110%	80%	197%

[1]	The financial highlights for the period from October 3, 2005 through May 3, 2009 are those of Small-Mid Cap Core Fund, which changed its principal investment strategies and changed its name to Mid Cap Select Fund on May 4, 2009. The financial highlights prior to October 3, 2005 are those of the Technology Fund, which changed its principal investment strategies and changed its name to Small-Mid Cap Core Fund on that date.
[2]	Per share data calculated using average shares outstanding method.
[3]	For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.
[4]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

Prospectus – First American Stock Funds

Financial Highlights
Mid Cap Select Fund1 continued

							Fiscal period	Fiscal year
							ended	ended
	Fiscal year ended October 31,						October 31,	September 30,
Class C Shares	2009[2]			2008[2]	2007[2]	2006[2]	2005[2,3]	2005[2]

Per Share Data
Net Asset Value, Beginning of Period		$6.56		$10.04	$9.09	$7.69	$7.97	$7.14

Investment Operations:
Net Investment Loss				(0.08)	(0.09)	(0.05)	(0.01)	(0.12)
Realized and Unrealized Gains (Losses) on Investments				(3.40)	1.04	1.45	(0.27)	0.95

Total From Investment Operations				(3.48)	0.95	1.40	(0.28)	0.83

Less Distributions:
Distributions (from net realized gains)				—	—	—	—	—

Total Distributions				—	—	—	—	—

Net Asset Value, End of Period	$			$6.56	$10.04	$9.09	$7.69	$7.97

Total Return[4]			%	(34.66)%	10.45%	18.21%	(3.51)%	11.62%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$3,068	$5,190	$4,986	$4,253	$4,485
Ratio of Expenses to Average Net Assets			%	2.16%	2.16%	2.14%	2.09%	2.17%
Ratio of Net Investment Loss to Average Net Assets			%	(0.88)%	(0.96)%	(0.64)%	(1.61)%	(1.59)%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	2.35%	2.24%	2.21%	2.09%	2.25%
Ratio of Net Investment Loss to Average Net Assets (excluding waivers)			%	(1.07)%	(1.04)%	(0.71)%	(1.61)%	(1.67)%
Portfolio Turnover Rate			%	170%	151%	110%	80%	197%

Class Y Shares

Per Share Data
Net Asset Value, Beginning of Period		$7.31		$11.09	$9.95	$8.34	$8.63	$7.66

Investment Operations:
Net Investment Income (Loss)				0.01	—	0.04	—	(0.05)
Realized and Unrealized Gains (Losses) on Investments				(3.79)	1.15	1.57	(0.29)	1.02

Total From Investment Operations				(3.78)	1.15	1.61	(0.29)	0.97

Less Distributions:
Dividends (from net investment income)				—	(0.01)	—	—	—

Total Distributions				—	(0.01)	—	—	—

Net Asset Value, End of Period	$			$7.31	$11.09	$9.95	$8.34	$8.63

Total Return[4]			%	(34.08)%	11.62%	19.30%	(3.36)%	12.66%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$40,409	$79,574	$67,437	$31,381	$33,537
Ratio of Expenses to Average Net Assets			%	1.16%	1.16%	1.14%	1.09%	1.17%
Ratio of Net Investment Income (Loss) to Average Net Assets			%	0.12%	0.02%	0.35%	(0.61)%	(0.58)%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	1.35%	1.24%	1.21%	1.09%	1.25%
Ratio of Net Investment Income (Loss) to Average Net Assets (excluding waivers)			%	(0.07)%	(0.06)%	0.28%	(0.61)%	(0.66)%
Portfolio Turnover Rate			%	170%	151%	110%	80%	197%

[1]	The financial highlights for the period from October 3, 2005 through May 3, 2009 are those of Small-Mid Cap Core Fund, which changed its principal investment strategies and changed its name to Mid Cap Select Fund on May 4, 2009. The financial highlights prior to October 3, 2005 are those of the Technology Fund, which changed its principal investment strategies and changed its name to Small-Mid Cap Core Fund on that date.
[2]	Per share data calculated using average shares outstanding method.
[3]	For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.
[4]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

Prospectus – First American Stock Funds

Financial Highlights
Mid Cap Value Fund

							Fiscal period	Fiscal year
							ended	ended
	Fiscal year ended October 31,						October 31,	September 30,
Class A Shares	2009[1]			2008[1]	2007[1]	2006[1]	2005[1,2]	2005[1]

Per Share Data
Net Asset Value, Beginning of Period		$16.13		$27.83	$26.65	$24.04	$24.88	$20.09

Investment Operations:
Net Investment Income (Loss)				0.21	0.14	0.14	(0.01)	0.13
Realized and Unrealized Gains (Losses) on Investments				(9.92)	2.78	3.89	(0.83)	4.76

Total From Investment Operations				(9.71)	2.92	4.03	(0.84)	4.89

Less Distributions:
Dividends (from net investment income)				(0.16)	(0.16)	(0.16)	—	(0.10)
Distributions (from net realized gains)				(1.83)	(1.58)	(1.26)	—	—

Total Distributions				(1.99)	(1.74)	(1.42)	—	(0.10)

Net Asset Value, End of Period	$			$16.13	$27.83	$26.65	$24.04	$24.88

Total Return[3]			%	(37.32)%	11.47%	17.36%	(3.38)%	24.38%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$124,275	$254,342	$156,576	$56,125	$54,360
Ratio of Expenses to Average Net Assets			%	1.23%	1.22%	1.24%	1.23%	1.21%
Ratio of Net Investment Income (Loss) to Average Net Assets			%	0.90%	0.58%	0.50%	(0.48)%	0.59%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	1.23%	1.22%	1.24%	1.23%	1.25%
Ratio of Net Investment Income (Loss) to Average Net Assets (excluding waivers)			%	0.90%	0.58%	0.50%	(0.48)%	0.55%
Portfolio Turnover Rate			%	93%	95%	70%	10%	101%

Class B Shares

Per Share Data
Net Asset Value, Beginning of Period		$15.22		$26.48	$25.50	$23.12	$23.94	$19.39

Investment Operations:
Net Investment Income (Loss)				0.03	(0.05)	(0.03)	(0.02)	(0.05)
Realized and Unrealized Gains (Losses) on Investments				(9.39)	2.65	3.71	(0.80)	4.60

Total From Investment Operations				(9.36)	2.60	3.68	(0.82)	4.55

Less Distributions:
Dividends (from net investment income)				(0.07)	(0.04)	(0.04)	—	—
Distributions (from net realized gains)				(1.83)	(1.58)	(1.26)	—	—

Total Distributions				(1.90)	(1.62)	(1.30)	—	—

Net Asset Value, End of Period	$			$15.22	$26.48	$25.50	$23.12	$23.94

Total Return[3]			%	(37.82)%	10.67%	16.45%	(3.43)%	23.47%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$4,133	$8,360	$8,590	$9,252	$10,157
Ratio of Expenses to Average Net Assets			%	1.98%	1.97%	1.99%	1.98%	1.96%
Ratio of Net Investment Income (Loss) to Average Net Assets			%	0.14%	(0.13)%	(0.17)%	(1.25)%	(0.21)%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	1.98%	1.97%	1.99%	1.98%	2.00%
Ratio of Net Investment Income (Loss) to Average Net Assets (excluding waivers)			%	0.14%	(0.13)%	(0.17)%	(1.25)%	(0.25)%
Portfolio Turnover Rate			%	93%	95%	70%	10%	101%

[1]	Per share data calculated using average shares outstanding method.
[2]	For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.
[3]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

Prospectus – First American Stock Funds

Financial Highlights
Mid Cap Value Fund continued

							Fiscal period	Fiscal period
							ended	ended
	Fiscal year ended October 31,						October 31,	September 30,
Class C Shares	2009[1]			2008[1]	2007[1]	2006[1]	2005[1,2]	2005[1]

Per Share Data
Net Asset Value, Beginning of Period		$15.58		$27.05	$26.02	$23.57	$24.40	$19.77

Investment Operations:
Net Investment Income (Loss)				0.03	(0.06)	(0.04)	(0.02)	(0.03)
Realized and Unrealized Gains (Losses) on Investments				(9.60)	2.72	3.80	(0.81)	4.66

Total From Investment Operations				(9.57)	2.66	3.76	(0.83)	4.63

Less Distributions:
Dividends (from net investment income)				(0.07)	(0.05)	(0.05)	—	—
Distributions (from net realized gains)				(1.83)	(1.58)	(1.26)	—	—

Total Distributions				(1.90)	(1.63)	(1.31)	—	—

Net Asset Value, End of Period	$			$15.58	$27.05	$26.02	$23.57	$24.40

Total Return[3]			%	(37.80)%	10.66%	16.47%	(3.40)%	23.43%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$13,154	$26,141	$18,162	$7,439	$7,426
Ratio of Expenses to Average Net Assets			%	1.98%	1.97%	1.99%	1.98%	1.96%
Ratio of Net Investment Income (Loss) to Average Net Assets			%	0.14%	(0.18)%	(0.24)%	(1.24)%	(0.15)%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	1.98%	1.97%	1.99%	1.98%	2.00%
Ratio of Net Investment Income (Loss) to Average Net Assets (excluding waivers)			%	0.14%	(0.18)%	(0.24)%	(1.24)%	(0.19)%
Portfolio Turnover Rate			%	93%	95%	70%	10%	101%

Class R Shares[4]

Per Share Data
Net Asset Value, Beginning of Period		$16.04		$27.72	$26.56	$24.00	$24.83	$20.09

Investment Operations:
Net Investment Income (Loss)				0.15	0.06	0.05	(0.01)	0.12
Realized and Unrealized Gains (Losses) on Investments				(9.87)	2.78	3.91	(0.82)	4.70

Total From Investment Operations				(9.72)	2.84	3.96	(0.83)	4.82

Less Distributions:
Dividends (from net investment income)				(0.13)	(0.10)	(0.14)	—	(0.08)
Distributions (from net realized gains)				(1.83)	(1.58)	(1.26)	—	—

Total Distributions				(1.96)	(1.68)	(1.40)	—	(0.08)

Net Asset Value, End of Period	$			$16.04	$27.72	$26.56	$24.00	$24.83

Total Return[3]			%	(37.47)%	11.18%	17.06%	(3.34)%	24.04%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$23,423	$29,752	$17,724	$785	$380
Ratio of Expenses to Average Net Assets			%	1.49%	1.47%	1.49%	1.47%	1.46%
Ratio of Net Investment Income (Loss) to Average Net Assets			%	0.64%	0.29%	0.15%	(0.69)%	0.52%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	1.49%	1.47%	1.61%	1.62%	1.65%
Ratio of Net Investment Income (Loss) to Average Net Assets (excluding waivers)			%	0.64%	0.29%	0.03%	(0.84)%	0.33%
Portfolio Turnover Rate			%	93%	95%	70%	10%	101%

[1]	Per share data calculated using average shares outstanding method.
[2]	For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.
[3]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
[4]	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

Prospectus – First American Stock Funds

Financial Highlights
Mid Cap Value Fund continued

							Fiscal period	Fiscal year
							ended	ended
	Fiscal year ended October 31,						October 31,	September 30,
Class Y Shares	2009[1]			2008[1]	2007[1]	2006[1]	2005[1,2]	2005[1]

Per Share Data
Net Asset Value, Beginning of Period		$16.24		$27.98	$26.77	$24.14	$24.98	$20.17

Investment Operations:
Net Investment Income				0.27	0.22	0.22	—	0.18
Realized and Unrealized Gains (Losses) on Investments				(9.99)	2.80	3.89	(0.84)	4.78

Total From Investment Operations				(9.72)	3.02	4.11	(0.84)	4.96

Less Distributions:
Dividends (from net investment income)				(0.19)	(0.23)	(0.22)	—	(0.15)
Distributions (from net realized gains)				(1.83)	(1.58)	(1.26)	—	—

Total Distributions				(2.02)	(1.81)	(1.48)	—	(0.15)

Net Asset Value, End of Period	$			$16.24	$27.98	$26.77	$24.14	$24.98

Total Return[3]			%	(37.17)%	11.79%	17.63%	(3.36)%	24.68%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$415,486	$772,178	$728,014	$598,428	$621,172
Ratio of Expenses to Average Net Assets			%	0.99%	0.97%	0.99%	0.98%	0.96%
Ratio of Net Investment Income (Loss) to Average Net Assets			%	1.14%	0.86%	0.81%	(0.24)%	0.80%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	0.99%	0.97%	0.99%	0.98%	1.00%
Ratio of Net Investment Income (Loss) to Average Net Assets (excluding waivers)			%	1.14%	0.86%	0.81%	(0.24)%	0.76%
Portfolio Turnover Rate			%	93%	95%	70%	10%	101%

[1]	Per share data calculated using average shares outstanding method.
[2]	For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.
[3]	Total return would have been lower had certain expenses not been waived.

Prospectus – First American Stock Funds

Financial Highlights
Small Cap Growth Opportunities Fund

							Fiscal period	Fiscal year
							ended	ended
	Fiscal year ended October 31,						October 31,	September 30,
Class A Shares	2009[1]			2008[1]	2007[1]	2006[1]	2005[1,2]	2005[1]

Per Share Data
Net Asset Value, Beginning of Period		$11.96		$21.65	$20.49	$22.79	$23.75	$21.74

Investment Operations:
Net Investment Loss				(0.14)	(0.19)	(0.18)	(0.02)	(0.32)
Realized and Unrealized Gains (Losses) on Investments				(7.97)	2.67	2.37	(0.94)	5.28

Total From Investment Operations				(8.11)	2.48	2.19	(0.96)	4.96

Less Distributions:
Distributions (from net realized gains)				(1.58)	(1.32)	(4.49)	—	(2.95)

Total Distributions				(1.58)	(1.32)	(4.49)	—	(2.95)

Net Asset Value, End of Period	$			$11.96	$21.65	$20.49	$22.79	$23.75

Total Return[3]			%	(40.07)%[4]	12.81%[5]	9.91%	(4.04)%	24.21%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$29,022	$149,231	$138,786	$78,357	$84,567
Ratio of Expenses to Average Net Assets			%	1.46%	1.47%	1.47%	1.47%	1.82%
Ratio of Net Investment Loss to Average Net Assets			%	(0.82)%	(0.89)%	(0.88)%	(1.17)%	(1.42)%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	1.63%	1.59%	1.58%	1.56%	1.87%
Ratio of Net Investment Loss to Average Net Assets (excluding waivers)			%	(0.99)%	(1.01)%	(0.99)%	(1.26)%	(1.47)%
Portfolio Turnover Rate			%	138%	118%	209%	14%	190%

Class B Shares

Per Share Data
Net Asset Value, Beginning of Period		$10.62		$19.56	$18.76	$21.36	$22.27	$20.69

Investment Operations:
Net Investment Loss				(0.23)	(0.31)	(0.31)	(0.03)	(0.45)
Realized and Unrealized Gains (Losses) on Investments				(7.13)	2.43	2.20	(0.88)	4.98

Total From Investment Operations				(7.36)	2.12	1.89	(0.91)	4.53

Less Distributions:
Distributions (from net realized gains)				(1.58)	(1.32)	(4.49)	—	(2.95)

Total Distributions				(1.58)	(1.32)	(4.49)	—	(2.95)

Net Asset Value, End of Period	$			$10.62	$19.56	$18.76	$21.36	$22.27

Total Return[3]			%	(40.55)%[4]	12.03%[5]	9.03%	(4.09)%	23.27%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$1,978	$4,467	$6,540	$8,271	$8,760
Ratio of Expenses to Average Net Assets			%	2.21%	2.22%	2.22%	2.22%	2.57%
Ratio of Net Investment Loss to Average Net Assets			%	(1.57)%	(1.65)%	(1.62)%	(1.93)%	(2.16)%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	2.38%	2.34%	2.33%	2.31%	2.62%
Ratio of Net Investment Loss to Average Net Assets (excluding waivers)			%	(1.74)%	(1.77)%	(1.73)%	(2.02)%	(2.21)%
Portfolio Turnover Rate			%	138%	118%	209%	14%	190%

[1]	Per share data calculated using average shares outstanding method.
[2]	For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.
[3]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
[4]	During the period, the fund received a regulatory settlement, which had an impact on total return of 0.75% for Class A shares and 0.79% for Class B shares.
[5]	During the period, the fund received a regulatory settlement, which had an impact on total return of 0.05% for Class A shares and 0.06% for Class B shares.

Prospectus – First American Stock Funds

Financial Highlights
Small Cap Growth Opportunities Fund continued

							Fiscal period	Fiscal year
							ended	ended
	Fiscal year ended October 31,						October 31,	September 30,
Class C Shares	2009[1]			2008[1]	2007[1]	2006[1]	2005[1,2]	2005[1]

Per Share Data
Net Asset Value, Beginning of Period		$11.13		$20.41	$19.53	$22.05	$23.00	$21.28

Investment Operations:
Net Investment Loss				(0.24)	(0.33)	(0.32)	(0.04)	(0.48)
Realized and Unrealized Gains (Losses) on Investments				(7.46)	2.53	2.29	(0.91)	5.15

Total From Investment Operations				(7.70)	2.20	1.97	(0.95)	4.67

Less Distributions:
Distributions (from net realized gains)				(1.58)	(1.32)	(4.49)	—	(2.95)

Total Distributions				(1.58)	(1.32)	(4.49)	—	(2.95)

Net Asset Value, End of Period	$			$11.13	$20.41	$19.53	$22.05	$23.00

Total Return[3]			%	(40.53)%[4]	11.96%[5]	9.11%	(4.13)%	23.28%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$1,104	$2,295	$2,664	$2,962	$3,152
Ratio of Expenses to Average Net Assets			%	2.21%	2.22%	2.22%	2.22%	2.57%
Ratio of Net Investment Loss to Average Net Assets			%	(1.56)%	(1.64)%	(1.63)%	(1.93)%	(2.20)%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	2.38%	2.34%	2.33%	2.31%	2.62%
Ratio of Net Investment Loss to Average Net Assets (excluding waivers)			%	(1.73)%	(1.76)%	(1.74)%	(2.02)%	(2.25)%
Portfolio Turnover Rate			%	138%	118%	209%	14%	190%

Class R Shares[6]

Per Share Data
Net Asset Value, Beginning of Period		$11.83		$21.49	$20.39	$22.75	$23.72	$21.74

Investment Operations:
Net Investment Loss				(0.17)	(0.24)	(0.23)	(0.03)	(0.48)
Realized and Unrealized Gains (Losses) on Investments				(7.91)	2.66	2.36	(0.94)	5.41

Total From Investment Operations				(8.08)	2.42	2.13	(0.97)	4.93

Less Distributions:
Distributions (from net realized gains)				(1.58)	(1.32)	(4.49)	—	(2.95)

Total Distributions				(1.58)	(1.32)	(4.49)	—	(2.95)

Net Asset Value, End of Period	$			$11.83	$21.49	$20.39	$22.75	$23.72

Total Return[3]			%	(40.24)%[4]	12.56%[5]	9.62%	(4.09)%	24.06%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$433	$522	$1,323	$5	$5
Ratio of Expenses to Average Net Assets			%	1.72%	1.72%	1.72%	1.72%	2.07%
Ratio of Net Investment Loss to Average Net Assets			%	(1.04)%	(1.17)%	(1.16)%	(1.43)%	(2.14)%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	1.89%	1.84%	1.95%	1.96%	2.27%
Ratio of Net Investment Loss to Average Net Assets (excluding waivers)			%	(1.21)%	(1.29)%	(1.39)%	(1.67)%	(2.34)%
Portfolio Turnover Rate			%	138%	118%	209%	14%	190%

[1]	Per share data calculated using average shares outstanding method.

[2]	For the period October 1, 2005 to October 31, 2005. Effective in October 1, 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

[3]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

[4]	During the period, the fund received a regulatory settlement, which had an impact on total return of 0.75% for Class C shares and 0.76% for Class R shares.

[5]	During the period, the fund received a regulatory settlement, which had an impact on total return of 0.06% for Class C shares and 0.05% for Class R shares.

[6]	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

Prospectus – First American Stock Funds

Financial Highlights
Small Cap Growth Opportunities Fund continued

							Fiscal period	Fiscal year
							ended	ended
	Fiscal year ended October 31,						October 31,	September 30,
Class Y Shares	2009[1]			2008[1]	2007[1]	2006[1]	2005[1,2]	2005[1]

Per Share Data
Net Asset Value, Beginning of Period		$12.81		$23.03	$21.66	$23.81	$24.81	$22.55

Investment Operations:
Net Investment Loss				(0.10)	(0.15)	(0.13)	(0.02)	(0.27)
Realized and Unrealized Gains (Losses) on Investments				(8.54)	2.84	2.47	(0.98)	5.48

Total From Investment Operations				(8.64)	2.69	2.34	(1.00)	5.21

Less Distributions:
Distributions (from net realized gains)				(1.58)	(1.32)	(4.49)	—	(2.95)

Total Distributions				(1.58)	(1.32)	(4.49)	—	(2.95)

Net Asset Value, End of Period	$			$12.81	$23.03	$21.66	$23.81	$24.81

Total Return[3]			%	(39.97)%[4]	13.10%[5]	10.16%	(4.03)%	24.47%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$75,355	$154,456	$182,429	$210,769	$220,772
Ratio of Expenses to Average Net Assets			%	1.22%	1.22%	1.22%	1.22%	1.57%
Ratio of Net Investment Loss to Average Net Assets			%	(0.56)%	(0.64)%	(0.63)%	(0.92)%	(1.15)%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	1.39%	1.34%	1.33%	1.31%	1.62%
Ratio of Net Investment Loss to Average Net Assets (excluding waivers)			%	(0.73)%	(0.76)%	(0.74)%	(1.01)%	(1.20)%
Portfolio Turnover Rate			%	138%	118%	209%	14%	190%

[1]	Per share data calculated using average shares outstanding method.
[2]	For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.
[3]	Total return would have been lower had certain expenses not been waived.
[4]	During the period, the fund received a regulatory settlement, which had an impact on total return of 0.75% for Class Y shares.
[5]	During the period, the fund received a regulatory settlement, which had an impact on total return of 0.05% for Class Y shares.

Prospectus – First American Stock Funds

Financial Highlights
Small Cap Select Fund

							Fiscal period	Fiscal year
							ended	ended
	Fiscal year ended October 31,						October 31,	September 30,
Class A Shares	2009			2008[1]	2007[1]	2006[1]	2005[1,2]	2005[1]

Per Share Data
Net Asset Value, Beginning of Period		$8.27		$14.06	$15.12	$15.33	$15.82	$15.95

Investment Operations:
Net Investment Loss				(0.02)	(0.02)	(0.05)	(0.01)	(0.08)
Realized and Unrealized Gains (Losses) on Investments				(4.92)	1.04	3.05	(0.48)	3.10

Total From Investment Operations				(4.94)	1.02	3.00	(0.49)	3.02

Less Distributions:
Distributions (from net realized gains)				(0.85)	(2.08)	(3.21)	—	(3.15)

Total Distributions				(0.85)	(2.08)	(3.21)	—	(3.15)

Net Asset Value, End of Period	$			$8.27	$14.06	$15.12	$15.33	$15.82

Total Return[3]			%	(37.00)%	7.35%	22.46%	(3.10)%	20.46%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$166,698	$238,129	$222,293	$104,568	$107,270
Ratio of Expenses to Average Net Assets			%	1.26%	1.23%	1.24%	1.25%	1.22%
Ratio of Net Investment Loss to Average Net Assets			%	(0.15)%	(0.22)%	(0.38)%	(0.92)%	(0.53)%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	1.26%	1.23%	1.24%	1.25%	1.25%
Ratio of Net Investment Loss to Average Net Assets (excluding waivers)			%	(0.15)%	(0.22)%	(0.38)%	(0.92)%	(0.56)%
Portfolio Turnover Rate			%	92%	97%	111%	14%	122%

Class B Shares

Per Share Data
Net Asset Value, Beginning of Period		$6.64		$11.56	$12.88	$13.58	$14.02	$14.56

Investment Operations:
Net Investment Loss				(0.08)	(0.11)	(0.13)	(0.02)	(0.17)
Realized and Unrealized Gains (Losses) on Investments				(3.99)	0.87	2.64	(0.42)	2.78

Total From Investment Operations				(4.07)	0.76	2.51	(0.44)	2.61

Less Distributions:
Distributions (from net realized gains)				(0.85)	(2.08)	(3.21)	—	(3.15)

Total Distributions				(0.85)	(2.08)	(3.21)	—	(3.15)

Net Asset Value, End of Period	$			$6.64	$11.56	$12.88	$13.58	$14.02

Total Return[3]			%	(37.52)%	6.51%	21.59%	(3.14)%	19.45%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$6,249	$13,720	$15,077	$13,406	$14,023
Ratio of Expenses to Average Net Assets			%	2.01%	1.98%	1.99%	2.00%	1.97%
Ratio of Net Investment Loss to Average Net Assets			%	(0.90)%	(0.97)%	(1.14)%	(1.67)%	(1.28)%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	2.01%	1.98%	1.99%	2.00%	2.00%
Ratio of Net Investment Loss to Average Net Assets (excluding waivers)			%	(0.90)%	(0.97)%	(1.14)%	(1.67)%	(1.31)%
Portfolio Turnover Rate			%	92%	97%	111%	14%	122%

[1]	Per share data calculated using average shares outstanding method.
[2]	For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.
[3]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

Prospectus – First American Stock Funds

Financial Highlights
Small Cap Select Fund continued

							Fiscal period	Fiscal year
							ended	ended
	Fiscal year ended October 31,						October 31,	September 30,
Class C Shares	2009[1]			2008[1]	2007[1]	2006[1]	2005[1,2]	2005[1]

Per Share Data
Net Asset Value, Beginning of Period		$7.63		$13.13	$14.36	$14.79	$15.28	$15.60

Investment Operations:
Net Investment Loss				(0.09)	(0.12)	(0.16)	(0.02)	(0.19)
Realized and Unrealized Gains (Losses) on Investments				(4.56)	0.97	2.94	(0.47)	3.02

Total From Investment Operations				(4.65)	0.85	2.78	(0.49)	2.83

Less Distributions:
Distributions (from net realized gains)				(0.85)	(2.08)	(3.21)	—	(3.15)

Total Distributions				(0.85)	(2.08)	(3.21)	—	(3.15)

Net Asset Value, End of Period	$			$7.63	$13.13	$14.36	$14.79	$15.28

Total Return[3]			%	(37.44)%	6.46%	21.64%	(3.21)%	19.58%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$17,062	$34,505	$18,794	$13,453	$14,418
Ratio of Expenses to Average Net Assets			%	2.01%	1.98%	1.99%	2.00%	1.97%
Ratio of Net Investment Loss to Average Net Assets			%	(0.90)%	(0.95)%	(1.14)%	(1.67)%	(1.28)%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	2.01%	1.98%	1.99%	2.00%	2.00%
Ratio of Net Investment Loss to Average Net Assets (excluding waivers)			%	(0.90)%	(0.95)%	(1.14)%	(1.67)%	(1.31)%
Portfolio Turnover Rate			%	92%	97%	111%	14%	122%

Class R Shares[4]

Per Share Data
Net Asset Value, Beginning of Period		$8.12		$13.86	$14.98	$15.24	$15.73	$15.91

Investment Operations:
Net Investment Loss				(0.04)	(0.05)	(0.09)	(0.01)	(0.08)
Realized and Unrealized Gains (Losses) on Investments				(4.85)	1.01	3.04	(0.48)	3.05

Total From Investment Operations				(4.89)	0.96	2.95	(0.49)	2.97

Less Distributions:
Distributions (from net realized gains)				(0.85)	(2.08)	(3.21)	—	(3.15)

Total Distributions				(0.85)	(2.08)	(3.21)	—	(3.15)

Net Asset Value, End of Period	$			$8.12	$13.86	$14.98	$15.24	$15.73

Total Return[3]			%	(37.19)%	6.99%	22.23%	(3.11)%	20.16%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$23,069	$38,181	$2,697	$333	$312
Ratio of Expenses to Average Net Assets			%	1.51%	1.48%	1.49%	1.50%	1.47%
Ratio of Net Investment Loss to Average Net Assets			%	(0.40)%	(0.43)%	(0.59)%	(1.14)%	(0.53)%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	1.51%	1.48%	1.62%	1.65%	1.65%
Ratio of Net Investment Loss to Average Net Assets (excluding waivers)			%	(0.40)%	(0.43)%	(0.72)%	(1.29)%	(0.71)%
Portfolio Turnover Rate			%	92%	97%	111%	14%	122%

[1]	Per share data calculated using average shares outstanding method.

[2]	For the period October 1, 2005 to October 31, 2005. Effective in October 1, 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.
[3]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
[4]	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

Prospectus – First American Stock Funds

Financial Highlights
Small Cap Select Fund continued

							Fiscal period	Fiscal year
							ended	ended
	Fiscal year ended October 31,						October 31,	September 30,
Class Y Shares	2009[1]			2008[1]	2007[1]	2006[1]	2005[1,2]	2005[1]

Per Share Data
Net Asset Value, Beginning of Period		$8.94		$15.10	$16.06	$16.06	$16.57	$16.54

Investment Operations:
Net Investment Income (Loss)				0.01	0.01	(0.01)	(0.01)	(0.04)
Realized and Unrealized Gains (Losses) on Investments				(5.31)	1.11	3.22	(0.50)	3.22

Total From Investment Operations				(5.30)	1.12	3.21	(0.51)	3.18

Less Distributions:
Dividends (from net investment income)				(0.01)	—	—	—	—
Distributions (from net realized gains)				(0.85)	(2.08)	(3.21)	—	(3.15)

Total Distributions				(0.86)	(2.08)	(3.21)	—	(3.15)

Net Asset Value, End of Period	$			$8.94	$15.10	$16.06	$16.06	$16.57

Total Return[3]				(36.86)%	7.58%	22.81%	(3.08)%	20.73%

Ratios/Supplemental Data	$
Net Assets, End of Period (000)			%	$289,685	$691,488	$732,252	$682,088	$715,496
Ratio of Expenses to Average Net Assets			%	1.01%	0.98%	0.99%	1.00%	0.97%
Ratio of Net Investment Income (Loss) to Average Net Assets			%	0.10%	0.03%	(0.15)%	(0.67)%	(0.28)%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	1.01%	0.98%	0.99%	1.00%	1.00%
Ratio of Net Investment Income (Loss) to Average Net Assets (excluding waivers)			%	0.10%	0.03%	(0.15)%	(0.67)%	(0.31)%
Portfolio Turnover Rate				92%	97%	111%	14%	122%

[1]	Per share data calculated using average shares outstanding method.
[2]	For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.
[3]	Total return would have been lower had certain expenses not been waived.

Prospectus – First American Stock Funds

Financial Highlights
Small Cap Value Fund

							Fiscal period	Fiscal year
							ended	ended
	Fiscal year ended October 31,						October 31,	September 30,
Class A Shares	2009[1]			2008[1]	2007[1]	2006[1]	2005[1,2]	2005[1]

Per Share Data
Net Asset Value, Beginning of Period		$8.12		$13.52	$15.38	$16.34	$16.78	$16.84

Investment Operations:
Net Investment Income				0.08	0.12	0.03	0.01	0.03
Realized and Unrealized Gains (Losses) on Investments				(3.97)	0.48	2.86	(0.45)	2.63

Total From Investment Operations				(3.89)	0.60	2.89	(0.44)	2.66

Less Distributions:
Dividends (from net investment income)				(0.14)	(0.02)	(0.04)	—	(0.06)
Distributions (from net realized gains)				(1.37)	(2.44)	(3.81)	—	(2.66)

Total Distributions				(1.51)	(2.46)	(3.85)	—	(2.72)

Net Asset Value, End of Period	$			$8.12	$13.52	$15.38	$16.34	$16.78

Total Return[3]			%	(31.75)%	4.18%	20.78%	(2.62)%	16.78%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$28,344	$53,498	$57,922	$46,467	$48,128
Ratio of Expenses to Average Net Assets			%	1.31%	1.26%	1.26%	1.25%	1.24%
Ratio of Net Investment Income to Average Net Assets			%	0.75%	0.90%	0.21%	0.78%	0.19%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	1.31%	1.26%	1.26%	1.25%	1.26%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)			%	0.75%	0.90%	0.21%	0.78%	0.17%
Portfolio Turnover Rate			%	49%	63%	96%	15%	72%

Class C Shares

Per Share Data
Net Asset Value, Beginning of Period		$7.22		$12.19	$14.17	$15.39	$15.82	$16.10

Investment Operations:
Net Investment Income (Loss)				—	0.02	(0.07)	—	(0.09)
Realized and Unrealized Gains (Losses) on Investments				(3.54)	0.44	2.66	(0.43)	2.50

Total From Investment Operations				(3.54)	0.46	2.59	(0.43)	2.41

Less Distributions:
Dividends (from net investment income)				(0.06)	—	—	—	(0.03)
Distributions (from net realized gains)				(1.37)	(2.44)	(3.81)	—	(2.66)

Total Distributions				(1.43)	(2.44)	(3.81)	—	(2.69)

Net Asset Value, End of Period	$			$7.22	$12.19	$14.17	$15.39	$15.82

Total Return[3]			%	(32.23)%	3.42%	19.89%	(2.72)%	15.92%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$2,373	$4,006	$4,405	$4,590	$4,808
Ratio of Expenses to Average Net Assets			%	2.06%	2.01%	2.01%	2.00%	1.99%
Ratio of Net Investment Income (Loss) to Average Net Assets			%	0.00%	0.14%	(0.53)%	0.03%	(0.56)%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	2.06%	2.01%	2.01%	2.00%	2.01%
Ratio of Net Investment Income (Loss) to Average Net Assets (excluding waivers)			%	0.00%	0.14%	(0.53)%	0.03%	(0.58)%
Portfolio Turnover Rate			%	49%	63%	96%	15%	72%

[1]	Per share data calculated using average shares outstanding method.
[2]	For the period October 1, 2005 to October 31, 2005. Effective in October 1, 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.
[3]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

Prospectus – First American Stock Funds

Financial Highlights
Small Cap Value Fund continued

							Fiscal period	Fiscal period
							ended	ended
	Fiscal year ended October 31,						October 31,	September 30,
Class R Shares[4]	2009[1]			2008[1]	2007[1]	2006[1]	2005[1,2]	2005[1]

Per Share Data
Net Asset Value, Beginning of Period		$8.00		$13.35	$15.24	$16.29	$16.74	$16.83

Investment Operations:
Net Investment Income (Loss)				0.05	0.10	(0.01)	0.01	(0.01)
Realized and Unrealized Gains (Losses) on Investments				(3.91)	0.47	2.84	(0.46)	2.64

Total From Investment Operations				(3.86)	0.57	2.83	(0.45)	2.63

Less Distributions:
Dividends (from net investment income)				(0.12)	(0.02)	(0.07)	—	(0.06)
Distributions (from net realized gains)				(1.37)	(2.44)	(3.81)	—	(2.66)

Total Distributions				(1.49)	(2.46)	(3.88)	—	(2.72)

Net Asset Value, End of Period	$			$8.00	$13.35	$15.24	$16.29	$16.74

Total Return[3]			%	(31.90)%	3.96%	20.44%	(2.69)%	16.60%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$2,159	$3,263	$1,849	$4	$4
Ratio of Expenses to Average Net Assets			%	1.56%	1.51%	1.51%	1.50%	1.49%
Ratio of Net Investment Income (Loss) to Average Net Assets			%	0.50%	0.72%	(0.09)%	0.59%	(0.04)%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	1.56%	1.51%	1.63%	1.65%	1.66%
Ratio of Net Investment Income (Loss) to Average Net Assets (excluding waivers)			%	0.50%	0.72%	(0.21)%	0.44%	(0.21)%
Portfolio Turnover Rate			%	49%	63%	96%	15%	72%

Class Y Shares

Per Share Data
Net Asset Value, Beginning of Period		$8.36		$13.87	$15.71	$16.62	$17.06	$17.05

Investment Operations:
Net Investment Income				0.11	0.16	0.07	0.01	0.07
Realized and Unrealized Gains (Losses) on Investments				(4.08)	0.49	2.90	(0.45)	2.67

Total From Investment Operations				(3.97)	0.65	2.97	(0.44)	2.74

Less Distributions:
Dividends (from net investment income)				(0.17)	(0.05)	(0.07)	—	(0.07)
Distributions (from net realized gains)				(1.37)	(2.44)	(3.81)	—	(2.66)

Total Distributions				(1.54)	(2.49)	(3.88)	—	(2.73)

Net Asset Value, End of Period	$			$8.36	$13.87	$15.71	$16.62	$17.06

Total Return[3]			%	(31.56)%	4.45%	21.01%	(2.58)%	17.08%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$158,112	$302,683	$355,148	$348,166	$363,261
Ratio of Expenses to Average Net Assets			%	1.06%	1.01%	1.01%	1.00%	0.99%
Ratio of Net Investment Income to Average Net Assets			%	1.00%	1.15%	0.47%	1.03%	0.44%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	1.06%	1.01%	1.01%	1.00%	1.01%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)			%	1.00%	1.15%	0.47%	1.03%	0.42%
Portfolio Turnover Rate			%	49%	63%	96%	15%	72%

[1]	Per share data calculated using average shares outstanding method.
[2]	For the one-month period ended October 31, 2005. Effective October 1, 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return.
[3]	Total return would have been lower had certain expenses not been waived.

Prospectus – First American Stock Funds

Financial Highlights
Real Estate Securities Fund

							Fiscal period	Fiscal year
							ended	ended
	Fiscal year ended October 31,						October 31,	September 30,
Class A Shares	2009[1]			2008[1]	2007[1]	2006[1]	2005[1,2]	2005[1]

Per Share Data
Net Asset Value, Beginning of Period		$12.67		$23.99	$26.49	$21.42	$21.81	$18.62

Investment Operations:
Net Investment Income				0.60	0.47	0.47	0.03	0.69
Realized and Unrealized Gains (Losses) on Investments				(8.78)	(0.24)	7.77	(0.42)	4.47

Total From Investment Operations				(8.18)	0.23	8.24	(0.39)	5.16

Less Distributions:
Dividends (from net investment income)				(0.40)	(0.36)	(0.58)	—	(0.55)
Distributions (from net realized gains)				(2.74)	(2.37)	(2.59)	—	(1.42)

Total Distributions				(3.14)	(2.73)	(3.17)	—	(1.97)

Net Asset Value, End of Period	$			$12.67	$23.99	$26.49	$21.42	$21.81

Total Return[3]			%	(37.71)%	0.78%	43.25%	(1.79)%	28.99%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$133,162	$203,101	$228,186	$133,339	$135,745
Ratio of Expenses to Average Net Assets			%	1.23%	1.22%	1.23%	1.23%	1.23%
Ratio of Net Investment Income to Average Net Assets			%	3.31%	1.87%	2.06%	1.48%	3.43%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	1.23%	1.22%	1.23%	1.23%	1.25%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)			%	3.31%	1.87%	2.06%	1.48%	3.41%
Portfolio Turnover Rate			%	150%	210%	161%	11%	118%

Class B Shares

Per Share Data
Net Asset Value, Beginning of Period		$12.39		$23.53	$26.08	$21.14	$21.53	$18.41

Investment Operations:
Net Investment Income				0.46	0.27	0.29	0.01	0.54
Realized and Unrealized Gains (Losses) on Investments				(8.60)	(0.22)	7.66	(0.40)	4.40

Total From Investment Operations				(8.14)	0.05	7.95	(0.39)	4.94

Less Distributions:
Dividends (from net investment income)				(0.26)	(0.23)	(0.42)	—	(0.40)
Distributions (from net realized gains)				(2.74)	(2.37)	(2.59)	—	(1.42)

Total Distributions				(3.00)	(2.60)	(3.01)	—	(1.82)

Net Asset Value, End of Period	$			$12.39	$23.53	$26.08	$21.14	$21.53

Total Return[3]			%	(38.18)%	0.00%	42.17%	(1.81)%	27.98%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$3,276	$7,391	$7,288	$4,419	$4,700
Ratio of Expenses to Average Net Assets			%	1.98%	1.97%	1.98%	1.98%	1.98%
Ratio of Net Investment Income to Average Net Assets			%	2.57%	1.12%	1.30%	0.74%	2.69%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	1.98%	1.97%	1.98%	1.98%	2.00%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)			%	2.57%	1.12%	1.30%	0.74%	2.67%
Portfolio Turnover Rate			%	150%	210%	161%	11%	118%

[1]	Per share data calculated using average shares outstanding method.
[2]	For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.
[3]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

Prospectus – First American Stock Funds

Financial Highlights
Real Estate Securities Fund continued

							Fiscal period	Fiscal year
							ended	ended
	Fiscal year ended October 31,						October 31,	September 30,
Class C Shares	2009[1]			2008[1]	2007[1]	2006[1]	2005[1,2]	2005[1]

Per Share Data
Net Asset Value, Beginning of Period		$12.44		$23.62	$26.17	$21.21	$21.61	$18.47

Investment Operations:
Net Investment Income				0.45	0.26	0.28	0.01	0.54
Realized and Unrealized Gains (Losses) on Investments				(8.63)	(0.21)	7.70	(0.41)	4.42

Total From Investment Operations				(8.18)	0.05	7.98	(0.40)	4.96

Less Distributions:
Dividends (from net investment income)				(0.26)	(0.23)	(0.43)	—	(0.40)
Distributions (from net realized gains)				(2.74)	(2.37)	(2.59)	—	(1.42)

Total Distributions				(3.00)	(2.60)	(3.02)	—	(1.82)

Net Asset Value, End of Period	$			$12.44	$23.62	$26.17	$21.21	$21.61

Total Return[3]			%	(38.19)%	0.03%	42.16%	(1.85)%	28.00%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$11,458	$18,403	$12,281	$4,669	$4,954
Ratio of Expenses to Average Net Assets			%	1.98%	1.97%	1.98%	1.98%	1.98%
Ratio of Net Investment Income to Average Net Assets			%	2.56%	1.06%	1.25%	0.75%	2.68%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	1.98%	1.97%	1.98%	1.98%	2.00%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)			%	2.56%	1.06%	1.25%	0.75%	2.66%
Portfolio Turnover Rate			%	150%	210%	161%	11%	118%

Class R Shares[4]

Net Asset Value, Beginning of Period		$12.79		$24.20	$26.72	$21.61	$22.00	$18.80

Investment Operations:
Net Investment Income				0.54	0.38	0.35	0.02	0.72
Realized and Unrealized Gains (Losses) on Investments				(8.85)	(0.21)	7.90	(0.41)	4.43

Total From Investment Operations				(8.31)	0.17	8.25	(0.39)	5.15

Less Distributions:
Dividends (from net investment income)				(0.36)	(0.32)	(0.55)	—	(0.53)
Distributions (from net realized gains)				(2.74)	(2.37)	(2.59)	—	(1.42)

Total Distributions				(3.10)	(2.69)	(3.14)	—	(1.95)

Net Asset Value, End of Period	$			$12.79	$24.20	$26.72	$21.61	$22.00

Total Return[3]			%	(37.90)%	0.52%	42.87%	(1.77)%	28.60%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$22,813	$18,493	$9,423	$57	$36
Ratio of Expenses to Average Net Assets			%	1.48%	1.47%	1.48%	1.48%	1.48%
Ratio of Net Investment Income to Average Net Assets			%	3.01%	1.52%	1.50%	1.23%	3.37%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	1.48%	1.47%	1.60%	1.63%	1.65%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)			%	3.01%	1.52%	1.38%	1.08%	3.20%
Portfolio Turnover Rate			%	150%	210%	161%	11%	118%

[1]	Per share data calculated using average shares outstanding method.
[2]	For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.
[3]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
[4]	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

Prospectus – First American Stock Funds

Financial Highlights
Real Estate Securities Fund continued

							Fiscal period	Fiscal year
							ended	ended
	Fiscal year ended October 31,						October 31,	September 30,
Class Y Shares	2009[1]			2008[1]	2007[1]	2006[1]	2005[1,2]	2005[1]

Per Share Data
Net Asset Value, Beginning of Period		$12.79		$24.18	$26.67	$21.54	$21.92	$18.71

Investment Operations:
Net Investment Income				0.64	0.53	0.53	0.03	0.74
Realized and Unrealized Gains (Losses) on Investments				(8.84)	(0.24)	7.82	(0.41)	4.49

Total From Investment Operations				(8.20)	0.29	8.35	(0.38)	5.23

Less Distributions:
Dividends (from net investment income)				(0.45)	(0.41)	(0.63)	—	(0.60)
Distributions (from net realized gains)				(2.74)	(2.37)	(2.59)	—	(1.42)

Total Distributions				(3.19)	(2.78)	(3.22)	—	(2.02)

Net Asset Value, End of Period	$			$12.79	$24.18	$26.67	$21.54	$21.92

Total Return[3]			%	(37.56)%	1.01%	43.58%	(1.73)%	29.25%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$526,386	$652,579	$756,868	$504,655	$525,196
Ratio of Expenses to Average Net Assets			%	0.98%	0.97%	0.98%	0.98%	0.98%
Ratio of Net Investment Income to Average Net Assets			%	3.51%	2.12%	2.31%	1.74%	3.66%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	0.98%	0.97%	0.98%	0.98%	1.00%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)			%	3.51%	2.12%	2.31%	1.74%	3.64%
Portfolio Turnover Rate			%	150%	210%	161%	11%	118%

[1]	Per share data calculated using average shares outstanding method.
[2]	For the one-month period ended October 31, 2005. Effective October 1, 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return.
[3]	Total return would have been lower had certain expenses not been waived.

Prospectus – First American Stock Funds

Financial Highlights
Global Infrastructure Fund

	Fiscal year		Fiscal period
	ended		ended
Class A Shares	October 31, 2009[1]		October 31, 2008[1,2]

Per Share Data
Net Asset Value, Beginning of Period	$6.43		$10.00

Investment Operations:
Net Investment Income			0.05
Realized and Unrealized Losses on Investments			(3.62)

Total From Investment Operations			(3.57)

Less Distributions:
Dividends (from net investment income)			—

Total Distributions			—

Net Asset Value, End of Period	$		$6.43

Total Return[3]		%	(35.70)%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$		$4,022
Ratio of Expenses to Average Net Assets		%	1.25%
Ratio of Net Investment Income to Average Net Assets		%	0.80%
Ratio of Expenses to Average Net Assets (excluding waivers)		%	4.16%
Ratio of Net Investment Loss to Average Net Assets (excluding waivers)		%	(2.11)%
Portfolio Turnover Rate		%	304%

Class Y Shares

Per Share Data
Net Asset Value, Beginning of Period	$6.43		$10.00

Investment Operations:
Net Investment Income			0.16
Realized and Unrealized Losses on Investments			(3.73)

Total From Investment Operations			(3.57)

Less Distributions:
Dividends (from net investment income)			—

Total Distributions			—

Net Asset Value, End of Period	$		$6.43

Total Return[3]		%	(35.70)%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$		$17,221
Ratio of Expenses to Average Net Assets		%	0.99%
Ratio of Net Investment Income to Average Net Assets		%	2.18%
Ratio of Expenses to Average Net Assets (excluding waivers)		%	3.90%
Ratio of Net Investment Loss to Average Net Assets (excluding waivers)		%	(0.73)%
Portfolio Turnover Rate		%	304%

[1]	Per share data calculated using average shares outstanding method.
[2]	Commenced operations on December 17, 2007. All ratios for the period have been annualized, except total return and portfolio turnover.
[3]	Total return would have been lower had certain expenses not been waived.

Prospectus – First American Stock Funds

Financial Highlights
International Fund

							Fiscal period	Fiscal year
							ended	ended
	Fiscal year ended October 31,						October 31,	September 30,
Class A Shares	2009[1]			2008[1]	2007[1]	2006[1]	2005[1,2]	2005[1]

Per Share Data
Net Asset Value, Beginning of Period		$8.68		$17.15	$14.80	$12.01	$12.24	$10.19

Investment Operations:
Net Investment Income				0.26	0.15	0.12	0.01	0.09
Realized and Unrealized Gains (Losses) on Investments				(7.14)	2.59	2.80	(0.24)	2.02

Total From Investment Operations				(6.88)	2.74	2.92	(0.23)	2.11

Less Distributions:
Dividends (from net investment income)				(0.14)	(0.13)	(0.13)	—	(0.06)
Distributions (from net realized gains)				(1.45)	(0.26)	—	—	—

Total Distributions				(1.59)	(0.39)	(0.13)	—	(0.06)

Net Asset Value, End of Period	$			$8.68	$17.15	$14.80	$12.01	$12.24

Total Return[3]			%	(43.82)%	18.92%	24.50%	(1.88)%	20.80%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$25,342	$56,705	$52,489	$48,439	$48,851
Ratio of Expenses to Average Net Assets			%	1.49%	1.49%	1.51%	1.51%	1.56%
Ratio of Net Investment Income to Average Net Assets			%	1.92%	0.97%	0.89%	0.58%	0.77%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	1.54%	1.53%	1.54%	1.55%	1.61%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)			%	1.87%	0.93%	0.86%	0.54%	0.72%
Portfolio Turnover Rate			%	18%	14%	17%	—	74%

Class B Shares

Per Share Data
Net Asset Value, Beginning of Period		$7.92		$15.78	$13.65	$11.09	$11.31	$9.43

Investment Operations:
Net Investment Income (Loss)				0.14	0.03	0.02	—	—
Realized and Unrealized Gains (Losses) on Investments				(6.52)	2.39	2.58	(0.22)	1.88

Total From Investment Operations				(6.38)	2.42	2.60	(0.22)	1.88

Less Distributions:
Dividends (from net investment income)				(0.03)	(0.03)	(0.04)	—	—
Distributions (from net realized gains)				(1.45)	(0.26)	—	—	—

Total Distributions				(1.48)	(0.29)	(0.04)	—	—

Net Asset Value, End of Period	$			$7.92	$15.78	$13.65	$11.09	$11.31

Total Return[3]			%	(44.19)%	18.05%	23.50%	(1.95)%	19.94%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$2,499	$6,668	$7,172	$6,632	$6,819
Ratio of Expenses to Average Net Assets			%	2.24%	2.24%	2.26%	2.26%	2.31%
Ratio of Net Investment Income (Loss) to Average Net Assets			%	1.16%	0.22%	0.15%	(0.17)%	0.00%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	2.29%	2.28%	2.29%	2.30%	2.36%
Ratio of Net Investment Income (Loss) to Average Net Assets (excluding waivers)			%	1.11%	0.18%	0.12%	(0.21)%	(0.05)%
Portfolio Turnover Rate			%	18%	14%	17%	—	74%

[1]	Per share data calculated using average shares outstanding method.
[2]	For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.
[3]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

Prospectus – First American Stock Funds

Financial Highlights
International Fund continued

							Fiscal period	Fiscal year
							ended	ended
	Fiscal year ended October 31,						October 31,	September 30,
Class C Shares	2009[1]			2008[1]	2007[1]	2006[1]	2005[1,2]	2005[1]

Per Share Data
Net Asset Value, Beginning of Period		$8.25		$16.36	$14.13	$11.47	$11.70	$9.76

Investment Operations:
Net Investment Income (Loss)				0.15	0.03	0.02	—	—
Realized and Unrealized Gains (Losses) on Investments				(6.79)	2.48	2.67	(0.23)	1.94

Total From Investment Operations				(6.64)	2.51	2.69	(0.23)	1.94

Less Distributions:
Dividends (from net investment income)				(0.02)	(0.02)	(0.03)	—	—
Distributions (from net realized gains)				(1.45)	(0.26)	—	—	—

Total Distributions				(1.47)	(0.28)	(0.03)	—	—

Net Asset Value, End of Period	$			$8.25	$16.36	$14.13	$11.47	$11.70

Total Return[3]			%	(44.21)%	18.09%	23.53%	(1.97)%	19.88%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$3,232	$7,173	$8,049	$7,520	$7,915
Ratio of Expenses to Average Net Assets			%	2.24%	2.24%	2.26%	2.26%	2.31%
Ratio of Net Investment Income (Loss) to Average Net Assets			%	1.20%	0.20%	0.16%	(0.17)%	(0.01)%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	2.29%	2.28%	2.29%	2.30%	2.36%
Ratio of Net Investment Income (Loss) to Average Net Assets (excluding waivers)			%	1.15%	0.16%	0.13%	(0.21)%	(0.06)%
Portfolio Turnover Rate			%	18%	14%	17%	—	74%

[1]	Per share data calculated using average shares outstanding method.
[2]	For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.
[3]	Total return would have been lower had certain expenses not been waived.

Prospectus – First American Stock Funds

Financial Highlights
International Fund continued

							Fiscal period	Fiscal year
							ended	ended
	Fiscal year ended October 31,						October 31,	September 30,
Class R Shares[4]	2009[1]			2008[1]	2007[1]	2006[1]	2005[1,2]	2005[1]

Per Share Data
Net Asset Value, Beginning of Period		$8.67		$17.17	$14.81	$11.94	$12.17	$10.11

Investment Operations:
Net Investment Income (Loss)				0.19	0.10	0.05	(0.02)	0.09
Realized and Unrealized Gains (Losses) on Investments				(7.10)	2.61	2.82	(0.21)	1.97

Total From Investment Operations				(6.91)	2.71	2.87	(0.23)	2.06

Less Distributions:
Dividends (from net investment income)				(0.14)	(0.09)	—	—	—
Distributions (from net realized gains)				(1.45)	(0.26)	—	—	—

Total Distributions				(1.59)	(0.35)	—	—	—

Net Asset Value, End of Period	$			$8.67	$17.17	$14.81	$11.94	$12.17

Total Return[3]			%	(43.94)%	18.66%	24.04%	(1.89)%	20.38%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$2	$4	$1	$1	$163
Ratio of Expenses to Average Net Assets			%	1.74%	1.74%	1.76%	1.76%	1.81%
Ratio of Net Investment Income (Loss) to Average Net Assets			%	1.40%	0.60%	0.39%	0.33%	0.77%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	1.79%	1.78%	1.91%	1.95%	2.01%
Ratio of Net Investment Income (Loss) to Average Net Assets (excluding waivers)			%	1.35%	0.56%	0.24%	0.14%	0.57%
Portfolio Turnover Rate			%	18%	14%	17%	—	74%

Class Y Shares

Per Share Data
Net Asset Value, Beginning of Period		$8.81		$17.38	$14.99	$12.16	$12.39	$10.31

Investment Operations:
Net Investment Income				0.30	0.19	0.16	0.01	0.12
Realized and Unrealized Gains (Losses) on Investments				(7.24)	2.62	2.83	(0.24)	2.05

Total From Investment Operations				(6.94)	2.81	2.99	(0.23)	2.17

Less Distributions:
Dividends (from net investment income)				(0.18)	(0.16)	(0.16)	—	(0.09)
Distributions (from net realized gains)				(1.45)	(0.26)	—	—	—

Total Distributions				(1.63)	(0.42)	(0.16)	—	(0.09)

Net Asset Value, End of Period	$			$8.81	$17.38	$14.99	$12.16	$12.39

Total Return[3]			%	(43.68)%	19.23%	24.81%	(1.86)%	21.12%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$658,276	$1,670,810	$1,738,254	$1,516,510	$1,523,057
Ratio of Expenses to Average Net Assets			%	1.24%	1.24%	1.26%	1.26%	1.31%
Ratio of Net Investment Income to Average Net Assets			%	2.19%	1.21%	1.16%	0.83%	1.07%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	1.29%	1.28%	1.29%	1.30%	1.36%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)			%	2.14%	1.17%	1.13%	0.79%	1.02%
Portfolio Turnover Rate			%	18%	14%	17%	—	74%

[1]	Per share data calculated using average shares outstanding method.
[2]	For the one-month period ended October 31, 2005. Effective October 1, 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return.
[3]	Total return would have been lower had certain expenses not been waived.
[4]	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

Prospectus – First American Stock Funds

Financial Highlights
International Select Fund

	Fiscal year ended October 31,				Fiscal period ended
Class A Shares	2009[1]			2008[1]	October 31, 2007[1,2]

Per Share Data
Net Asset Value, Beginning of Period		$6.53		$12.15	$10.00

Investment Operations:
Net Investment Income				0.15	0.09
Realized and Unrealized Gains (Losses) on Investments				(5.52)	2.07

Total From Investment Operations				(5.37)	2.16

Less Distributions:
Dividends (from net investment income)				(0.06)	(0.01)
Distributions (from net realized gains)				(0.19)	—

Total Distributions				(0.25)	(0.01)

Net Asset Value, End of Period	$			$6.53	$12.15

Total Return[3]			%	(45.00)%	21.58%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$1,904	$3,228
Ratio of Expenses to Average Net Assets			%	1.49%	1.49%
Ratio of Net Investment Income to Average Net Assets			%	1.52%	0.95%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	1.70%	1.89%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)			%	1.31%	0.55%
Portfolio Turnover Rate			%	63%	45%

Class C Shares

Per Share Data
Net Asset Value, Beginning of Period		$6.46		$12.07	$10.00

Investment Operations:
Net Investment Income				0.09	0.03
Realized and Unrealized Gains (Losses) on Investments				(5.48)	2.04

Total From Investment Operations				(5.39)	2.07

Less Distributions:
Dividends (from net investment income)				(0.03)	—
Distributions (from net realized gains)				(0.19)	—

Total Distributions				(0.22)	—

Net Asset Value, End of Period	$			$6.46	$12.07

Total Return[3]			%	(45.39)%	20.75%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$226	$287
Ratio of Expenses to Average Net Assets			%	2.24%	2.24%
Ratio of Net Investment Income to Average Net Assets			%	0.92%	0.30%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	2.45%	2.64%
Ratio of Net Investment Income (Loss) to Average Net Assets (excluding waivers)			%	0.71%	(0.10)%
Portfolio Turnover Rate			%	63%	45%

[1]	Per share data calculated using average shares outstanding method.
[2]	Commenced operations on December 21, 2006. All ratios for the period ended October 31, 2007 have been annualized, except total return and portfolio turnover.
[3]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

Prospectus – First American Stock Funds

Financial Highlights
International Select Fund continued

					Fiscal period
	Fiscal year ended October 31,				ended
Class R Shares	2009			2008[1]	October 31, 2007[1,2]

Per Share Data
Net Asset Value, Beginning of Period		$6.52		$12.12	$10.00

Investment Operations:
Net Investment Income				0.08	0.07
Realized and Unrealized Gains (Losses) on Investments				(5.46)	2.06

Total From Investment Operations				(5.38)	2.13

Less Distributions:
Dividends (from net investment income)				(0.03)	(0.01)
Distributions (from net realized gains)				(0.19)	—

Total Distributions				(0.22)	(0.01)

Net Asset Value, End of Period	$			$6.52	$12.12

Total Return[3]			%	(45.10)%	21.27%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$48	$17
Ratio of Expenses to Average Net Assets			%	1.74%	1.74%
Ratio of Net Investment Income to Average Net Assets			%	0.90%	0.77%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	1.95%	2.14%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)			%	0.69%	0.37%
Portfolio Turnover Rate			%	63%	45%

Class Y Shares

Per Share Data
Net Asset Value, Beginning of Period		$6.55		$12.17	$10.00

Investment Operations:
Net Investment Income				0.17	0.13
Realized and Unrealized Gains (Losses) on Investments				(5.52)	2.05

Total From Investment Operations				(5.35)	2.18

Less Distributions:
Dividends (from net investment income)				(0.08)	(0.01)
Distributions (from net realized gains)				(0.19)	—

Total Distributions				(0.27)	(0.01)

Net Asset Value, End of Period	$			$6.55	$12.17

Total Return[3]			%	(44.86)%	21.78%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$249,805	$343,161
Ratio of Expenses to Average Net Assets			%	1.24%	1.24%
Ratio of Net Investment Income to Average Net Assets			%	1.72%	1.36%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	1.45%	1.64%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)			%	1.51%	0.96%
Portfolio Turnover Rate			%	63%	45%

[1]	Per share data calculated using average shares outstanding method.
[2]	Commenced operations on December 21, 2006. All ratios for the period ended October 31, 2007 have been annualized, except total return and portfolio turnover.
[3]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

Prospectus – First American Stock Funds

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

The Statement of Additional Information (SAI) provides more details about the funds and their policies and is incorporated into this prospectus by reference (which means that it is legally part of this prospectus).

Additional information about the funds’ investments is available in the funds’ annual and semi-annual reports to shareholders. In the funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds’ performance during their last fiscal year.

You can obtain a free copy of the funds’ most recent annual or semi-annual reports or the SAI, request other information about the funds, or make other shareholder inquiries by calling Investor Services at 800 677-3863 (FUND) or by contacting the funds at the address [below]. Annual or semi-annual reports and the SAI are also available on the funds’ Internet site at www.firstamericanfunds.com.

Information about the funds (including the SAI) can also be reviewed and copied at the Securities and Exchange Commission’s (SEC) Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 1-202-551-8090. Reports and other information about the funds are also available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, or you can obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

SEC file number: 811-05309	PROSTOCK 2/10

First American Index Funds

February 26, 2010	Prospectus
First American Investment Funds, Inc.

Share Classes/Ticker Symbols
Fund	Class A	Class B	Class C	Class R	Class Y

Equity Index Fund	FAEIX	FAEQX	FCEIX	FADSX	FEIIX
Mid Cap Index Fund	FDXAX	—	FDXCX	FMCYX	FIMEX
Small Cap Index Fund	FMDAX	—	FPXCX	ARSCX	ASETX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of these funds, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

Table of
Contents

Fund Summaries	1

Equity Index Fund	1

Mid Cap Index Fund	4

Small Cap Index Fund	8

Additional Summary Information	12

More about the Funds	13

Investment Objectives	13

Investment Strategies	13

Investment Risks	13

Fund Management	15

Investment Advisor	15

Portfolio Managers	16

Shareholder Information	17

Pricing of Fund Shares	17

Choosing a Share Class	17

Determining Your Share Price	19

Purchasing Fund Shares	21

Redeeming Fund Shares	23

Exchanging Fund Shares	24

Additional Information on Purchasing, Redeeming, and Exchanging Shares	25

Dividends and Distributions	28

Taxes	28

Compensation Paid to Financial Intermediaries	29

Staying Informed	30

Financial Highlights	31

Fund Summaries

Equity Index Fund

Investment Objective

Equity Index Fund’s objective is to provide investment results that correspond to the performance of the Standard & Poor’s 500 Index (S&P 500 Index).

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in First American funds. More information about these and other discounts is available from your financial professional and under “Determining Your Share Price” on page    of the prospectus and “Reducing Class A Sales Charges” on page    of the statement of additional information.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class B	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)[1]	None	5.00%	1.00%	None	None

Annual Low Balance Account Fee (for accounts under $500)	$15	$15	$15	$15	$15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.25%	0.25%	0.25%	0.25%	0.25%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	None

Other Expenses	. %	. %	. %	. %	. %

Acquired Fund Fees and Expenses[2]	. %	. %	. %	. %	. %

Total Annual Fund Operating Expenses	. %	. %	. %	. %	. %

Less Fee Waivers[3]	( . )%	( . )%	( . )%	( . )%	( . )%

Net Expenses[3]	. %	. %	. %	. %	. %

Example:  This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, the fund’s operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond the first year of each period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		Class B	Class B	Class C	Class C
		assuming	assuming no	assuming	assuming no
		redemption	redemption	redemption	redemption
		at end of	at end of	at end of	at end of
	Class A	each period	each period	each period	each period	Class R	Class Y
1 year	$	$	$	$	$	$	$

3 years	$	$	$	$	$	$	$

5 years	$	$	$	$	$	$	$

10 years	$	$	$	$	$	$	$

[1]	Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge (CDSC). The CDSC on Class B shares declines over a six-year period from purchase. The CDSC on Class C shares applies only to redemptions within one year of purchase.

[2]	In addition to the operating expenses that the fund bears directly, the fund’s shareholders indirectly bear the expenses of affiliated and unaffiliated funds in which the fund invests (the “acquired funds”). Since acquired fund fees and expenses are not directly borne by the fund, they are not reflected in the fund’s financial statements, with the result that the information presented in the expense table will differ from that presented in the “Financial Highlights” section of the prospectus.

[3]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through February 28, 2011, so that total annual fund operating expenses, after waivers and excluding acquired fund fees and expenses, do not exceed 0.62%, 1.37%, 1.37%, 0.87%, and 0.37%, respectively, for Class A, Class B, Class C, Class R, and Class Y shares. These fee waivers and expense reimbursements may be terminated at any time after February 28, 2011, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.

1
Prospectus – First American Index Funds

Fund Summaries

Equity Index Fund continued

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was     % of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, Equity Index Fund generally invests at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks included in the S&P 500 Index. The S&P 500 Index is an unmanaged market-value weighted index consisting of 500 stocks chosen for market size, liquidity, sector performance and other factors. The index tracks the performance of the large cap U.S. equity market. As of December 31, 2009, market capitalizations of companies in the S&P 500 Index ranged from approximately $      million to $      billion.

The fund’s advisor believes that the fund’s objective can best be achieved by investing in common stocks of approximately 90% to 100% of the issues included in the S&P 500 Index, depending on the size of the fund. A computer program is used to identify which stocks should be purchased or sold in order to replicate, as closely as possible, the composition of the S&P 500 Index.

Because the fund may not always hold all of the stocks included in the S&P 500 Index, and because the fund has expenses and the index does not, the fund will not duplicate the index’s performance precisely. However, the fund’s advisor believes there should be a close correlation between the fund’s performance and that of the S&P 500 Index in both rising and falling markets. The fund will attempt to achieve a correlation between the performance of its portfolio and that of the S&P 500 Index of at least 95%, without taking into account expenses of the fund. A perfect correlation would be indicated by a figure of 100%, which would be achieved if the fund’s net asset value, including the value of its dividends and capital gains distributions, increased or decreased in exact proportion to changes in the S&P 500 Index. If the fund is unable to achieve a correlation of 95% over time, the fund’s board of directors will consider alternative strategies for the fund.

The fund may invest in stock index futures contracts, options on stock indices, and options on stock index futures (“derivatives”) on the S&P 500 Index. The fund makes these investments to maintain the liquidity needed to meet redemption requests, to increase the level of fund assets devoted to replicating the composition of the S&P 500 Index, and to reduce transaction costs.

Principal Risks

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Common Stock Risk — Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Derivatives Risk — The use of derivatives involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance.

Failure to Match Index Performance — The fund may not replicate the performance of the S&P 500 Index.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-FUND.

The bar chart shows you the variability of the fund’s performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. Sales charges are not reflected in the chart; if they were, returns would be lower.

The table shows the variability of the fund’s average annual returns and how they compare over different time periods to that of the fund’s benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements,

2
Prospectus – First American Index Funds

Fund Summaries

Equity Index Fund continued

such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

Prior to July 1, 2004, Class R shares were designated Class S shares, which had lower fees and expenses. The performance information in the table prior to July 1, 2004 is based on the performance of the Class S shares. If current fees and expenses had been in effect, performance would have been lower.

Since
AVERAGE ANNUAL TOTAL RETURNS	Inception					Inception
AS OF 12/31/09	Date	One Year	Five Years	Ten Years		(Class R)

Equity Index Fund

Class A (return before taxes)	12/14/92	%	%		%	N/A

Class A (return after taxes on distributions)		%	%		%	N/A

Class A (return after taxes on distributions and sale of fund shares)		%	%		%	N/A

Class B (return before taxes)	8/15/94	%	%		%	N/A

Class C (return before taxes)	2/1/99	%	%		%	N/A

Class R (return before taxes)	9/24/01	%	%	N/A		%

Class Y (return before taxes)	2/4/94	%	%		%	N/A

S&P 500 Index[1] (reflects no deduction for fees, expenses, or taxes)		%	%		%	%

[1]	An unmanaged market-capitalization weighted index based on the average weighted performance of 500 widely held large-cap common stocks.

Investment Advisor

FAF Advisors, Inc.

Portfolio Managers

	Title	Portfolio manager of fund since:

Walter A. French	Senior Equity Portfolio Manager	October 1999
David A. Friar	Equity Portfolio Manager	September 2000

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page    of the prospectus.

3
Prospectus – First American Index Funds

Fund Summaries

Mid Cap Index Fund

Investment Objective

Mid Cap Index Fund’s objective is to provide investment results that correspond to the performance of the Standard & Poor’s MidCap 400 Composite Index (S&P MidCap 400 Index).

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in First American Funds. More information about these and other discounts is available from your financial professional and under “Determining Your Share Price” on page    of the prospectus and “Reducing Class A Sales Charges” on page    of the statement of additional information.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)[1]	None	1.00%	None	None

Annual Low Balance Account Fee (for accounts under $500)	$15	$15	$15	$15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.25%	0.25%	0.25%	0.25%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	None

Other Expenses	. %	. %	. %	. %

Acquired Fund Fees and Expenses[2]	. %	. %	. %	. %

Total Annual Fund Operating Expenses	. %	. %	. %	. %

Less Fee Waivers[3]	( . )%	( . )%	( . )%	( . )%

Net Expenses[3]	. %	. %	. %	. %

Example:  This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, the fund’s operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond the first year of each period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		Class C	Class C
		assuming	assuming no
		redemption	redemption
		at end of	at end of
	Class A	each period	each period	Class R	Class Y
1 year	$	$	$	$	$

3 years	$	$	$	$	$

5 years	$	$	$	$	$

10 years	$	$	$	$	$

[1]	Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge (CDSC). The CDSC on Class C shares applies only to redemptions within one year of purchase.

[2]	In addition to the operating expenses that the fund bears directly, the fund’s shareholders indirectly bear the expenses of affiliated and unaffiliated funds in which the fund invests (the “acquired funds”). Since acquired fund fees and expenses are not directly borne by the fund, they are not reflected in the fund’s financial statements, with the result that the information presented in the expense table will differ from that presented in the “Financial Highlights” section of the prospectus.

[3]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through February 28, 2011, so that total annual fund operating expenses, after waivers and excluding acquired fund fees and expenses, do not exceed 0.75%, 1.50%, 1.00%, and 0.50%, respectively, for Class A, Class C, Class R, and Class Y shares. These fee waivers and expense reimbursements may be terminated at any time after February 28, 2011, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.

4
Prospectus – First American Index Funds

Fund Summaries

Mid Cap Index Fund continued

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was     % of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, Mid Cap Index Fund generally invests at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks included in the S&P MidCap 400 Index. This index is an unmanaged market-value weighted index consisting of 400 stocks chosen for market size, liquidity, sector representation and other factors that represents the mid range sector of the U.S. stock market. As of December 31, 2009, market capitalizations of companies in the S&P MidCap 400 Index ranged from approximately $      million to $      billion.

The fund’s advisor believes that the fund’s objective can best be achieved by investing in common stocks of approximately 90% to 100% of the issues included in the S&P MidCap 400 Index, depending on the size of the fund. A computer program is used to identify which stocks should be purchased or sold in order to replicate, as closely as practicable, the composition of the S&P MidCap 400 Index.

Because the fund may not always hold all of the stocks included in the S&P MidCap 400 Index, and because the fund has expenses and the index does not, the fund will not duplicate the index’s performance precisely. However, the fund’s advisor believes there should be a close correlation between the fund’s performance and that of the S&P MidCap 400 Index in both rising and falling markets. The fund will attempt to achieve a correlation between the performance of its portfolio and that of the S&P MidCap 400 Index of at least 95%, without taking into account expenses of the fund. A perfect correlation would be indicated by a figure of 100%, which would be achieved if the fund’s net asset value, including the value of its dividends and capital gains distributions, increased or decreased in exact proportion to changes in the S&P MidCap 400 Index. If the fund is unable to achieve a correlation of 95% over time, the fund’s board of directors will consider alternative strategies for the fund.

The fund may invest in stock index futures contracts, options on stock indices, and options on stock index futures (“derivatives”) on the S&P MidCap 400 Index. The fund makes these investments to maintain the liquidity needed to meet redemption requests, to increase the level of fund assets devoted to replicating the composition of the S&P MidCap 400 Index, and to reduce transaction costs.

Principal Risks

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Common Stock Risk — Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Derivatives Risk — The use of derivatives involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance.

Failure to Match Index Performance — The fund may not replicate the performance of the S&P 400 Index.

Mid-Cap Stock Risk — Stocks of mid-cap companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-FUND.

The bar chart shows you the variability of the fund’s performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. Sales charges are not reflected in the chart; if they were, returns would be lower.

The table shows the variability of the fund’s average annual returns and how they compare over different time periods to that of the fund’s benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual

5
Prospectus – First American Index Funds

Fund Summaries

Mid Cap Index Fund continued

federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

Prior to July 1, 2004, Class R shares were designated Class S shares, which had lower fees and expenses. The performance information in the table prior to July 1, 2004 is based on the performance of the Class S shares. If current fees and expenses had been in effect, performance would have been lower.

						Since	Since
AVERAGE ANNUAL TOTAL RETURNS	Inception					Inception	Inception
AS OF 12/31/09[1]	Date	One Year	Five Years	Ten Years		(Class C)	(Class R)

Mid Cap Index Fund

Class A (return before taxes)	11/4/99	%	%		%	N/A	N/A

Class A (return after taxes on distributions)		%	%		%	N/A	N/A

Class A (return after taxes on distributions and sale of fund shares)		%	%		%	N/A	N/A

Class C (return before taxes)	9/24/01	%	%	N/A		%	N/A

Class R (return before taxes)	11/27/00	%	%	N/A		N/A	%

Class Y (return before taxes)	11/4/99	%	%		%	N/A	N/A

S&P MidCap 400 Index[2] (reflects no deduction for fees, expenses, or taxes)		%	%		%	%	%

[1]	Performance presented prior to 9/24/01 represents that of the Firstar Mid Cap Index Fund, a series of Firstar Funds, Inc., which merged into the fund on that date.

[2]	An unmanaged market-value weighted index of 400 mid-cap companies.

6
Prospectus – First American Index Funds

Fund Summaries

Mid Cap Index Fund continued

Investment Advisor

FAF Advisors, Inc.

Portfolio Managers

	Title	Portfolio manager of fund since:

Walter A. French	Senior Equity Portfolio Manager	March 2001
David A. Friar	Equity Portfolio Manager	March 2001

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page    of the prospectus.

7
Prospectus – First American Index Funds

Fund Summaries

Small Cap Index Fund

Investment Objective

Small Cap Index Fund’s objective is to provide investment results that correspond to the performance of the Russell 2000 Index.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in First American Funds. More information about these and other discounts is available from your financial professional and under “Determining Your Share Price” on page    of the prospectus and “Reducing Class A Sales Charges” on page    of the statement of additional information.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)[1]	None	1.00%	None	None

Annual Low Balance Account Fee (for accounts under $500)	$15	$15	$15	$15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.40%	0.40%	0.40%	0.40%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	None

Other Expenses	.—%	.—%	.—%	.—%

Acquired Fund Fees and Expenses[2]	.—%	.—%	.—%	.—%

Total Annual Fund Operating Expenses	.—%	..—%	.—%	.—%

Less Fee Waivers[3]	(.__)%	(.__)%	(.__)%	(.__)%

Net Expenses[3]	.—%	.—%	.—%	.—%

Example:  This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, the fund’s operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond the first year of each period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		Class C	Class C
		assuming	assuming no
		redemption	redemption at
		at end of	end of each
	Class A	each period	period	Class R	Class Y

1 year	$	$	$	$	$

3 years	$	$	$	$	$

5 years	$	$	$	$	$

10 years	$	$	$	$	$

[1]	Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge (CDSC). The CDSC on Class C shares applies only to redemptions within one year of purchase.
[2]	In addition to the operating expenses that the fund bears directly, the fund’s shareholders indirectly bear the expenses of affiliated and unaffiliated funds in which the fund invests (the “acquired funds”). Since acquired fund fees and expenses are not directly borne by the fund, they are not reflected in the fund’s financial statements, with the result that the information presented in the expense table will differ from that presented in the “Financial Highlights” section of the prospectus.
[3]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through February 28, 2011, so that total annual fund operating expenses, after waivers and excluding acquired fund fees and expenses, do not exceed 0.83%, 1.58%, 1.08%, and 0.58%, respectively, for Class A, Class C, Class R, and Class Y shares. These fee waivers and expense reimbursements may be terminated at any time after February 28, 2011, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.

8
Prospectus – First American Index Funds

Fund Summaries

Small Cap Index Fund continued

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was     % of the average value of its portfolio. The fund trades portfolio securities frequently, generally resulting in an annual portfolio turnover rate in excess of 100%.

Principal Investment Strategies

Under normal market conditions, Small Cap Index Fund generally invests at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks included in the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of December 31, 2009, market capitalizations of companies in the Russell 2000 Index ranged from approximately $      million to $      billion.

The fund’s advisor believes that the fund’s objective can best be achieved by investing in common stocks of at least 90% of the issues included in the Russell 2000 Index, depending on the size of the fund. A computer program is used to identify which stocks should be purchased or sold in order to replicate, as closely as practicable, the composition of the Russell 2000 Index.

Because the fund may not always hold all of the stocks included in the Russell 2000 Index, and because the fund has expenses and the index does not, the fund will not duplicate the index’s performance precisely. However, the fund’s advisor believes there should be a close correlation between the fund’s performance and that of the Russell 2000 Index in both rising and falling markets. The fund will attempt to achieve a correlation between the performance of its portfolio and that of the Russell 2000 Index of at least 95%, without taking into account expenses of the fund. A perfect correlation would be indicated by a figure of 100%, which would be achieved if the fund’s net asset value, including the value of its dividends and capital gains distributions, increased or decreased in exact proportion to changes in the Russell 2000 Index. If the fund is unable to achieve a correlation of 95% over time, the fund’s board of directors will consider alternative strategies for the fund.

The fund may invest in stock index futures contracts, options on stock indices, and options on stock index futures (“derivatives”) on the Russell 2000 Index. The fund makes these investments to maintain the liquidity needed to meet redemption requests, to increase the level of fund assets devoted to replicating the composition of the Russell 2000 Index, and to reduce transaction costs.

Principal Risks

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Common Stock Risk — Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Derivatives Risk — The use of derivatives involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance.

Failure to Match Index Performance — The fund may not replicate the performance of the Russell 2000 Index.

Small-Cap Stock Risk — Small-cap stocks involve substantial risk. Prices of small-cap stocks may be subject to more abrupt or erratic movements, and to wider fluctuations, than stock prices of larger, more established companies or the market averages in general. It may be difficult to sell small-cap stocks at the desired time and price.

9
Prospectus – First American Index Funds

Fund Summaries

Small Cap Index Fund continued

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-FUND.

The bar chart shows you the variability of the fund’s performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. Sales charges are not reflected in the chart; if they were, returns would be lower.

The table shows the variability of the fund’s average annual returns and how they compare over different time periods to that of the fund’s benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

Prior to July 1, 2004, Class R shares were designated Class S shares, which had lower fees and expenses. The performance information in the table prior to July 1, 2004 is based on the performance of the Class S shares. If current fees and expenses had been in effect, performance would have been lower.

						Since	Since
AVERAGE ANNUAL TOTAL RETURNS	Inception					Inception	Inception
AS OF 12/31/09[1]	Date	One Year	Five Years	Ten Years		(Class B)	(Class C)

Small Cap Index Fund

Class A (return before taxes)	12/30/98	%	%		%	N/A	N/A

Class A (return after taxes on distributions)		%	%		%	N/A	N/A

Class A (return after taxes on distributions and sale of fund shares)		%	%		%	N/A	N/A

Class C (return before taxes)	9/24/01	%	%	N/A		N/A	%

Class R (return before taxes)	12/30/98	%	%		%	N/A	N/A

Class Y (return before taxes)	12/30/98	%	%		%	N/A	N/A

Russell 2000 Index[2] (reflects no deduction for fees, expenses, or taxes)		%	%		%	%	%

[1]	Performance presented prior to 9/24/01 represents that of the Firstar Small Cap Index Fund, a series of Firstar Funds, Inc., which merged into the fund on that date. The Firstar Small Cap Index Fund was organized on 12/11/00 and, prior to that, was a separate series of Mercantile Mutual Funds, Inc.
[2]	An unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index.

10
Prospectus – First American Index Funds

Fund Summaries

Small Cap Index Fund continued

Investment Advisor

FAF Advisors, Inc.

Portfolio Managers

	Title	Portfolio manager of fund since:

Walter A. French	Senior Equity Portfolio Manager	March 2001
David A. Friar	Equity Portfolio Manager	March 2001

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page    of the prospectus.

11
Prospectus – First American Index Funds

Additional Summary Information

Purchase and Sale of Fund Shares

You may purchase or redeem shares of a fund on any day when the New York Stock Exchange (NYSE) is open, except that shares cannot be purchased by wire transfer on days that federally chartered banks are closed. Purchases, redemptions, and exchanges may be restricted in the event of an early or unscheduled close of the NYSE, as permitted by the Securities and Exchange Commission (SEC).

You can become a shareholder in any of the funds by making a minimum initial investment of $2,500 ($2,000 for Coverdell Education Savings Accounts). The minimum additional investment is $100. The funds reserve the right to waive or lower purchase minimums under certain circumstances and to reject any purchase order.

You can redeem shares through your financial intermediary or by contacting the funds at:

Phone	Regular Mail	Overnight Express Mail

800-677-FUND	First American Funds	First American Funds
	P.O. Box 3011	615 East Michigan Street
	Milwaukee, WI 53201-3011	Milwaukee, WI 53202

Tax Information

Dividends and capital gain distributions you receive from a fund are subject to federal income taxes and may also be subject to state and local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

12
Prospectus – First American Index Funds

More about the Funds

Investment Objectives

The funds’ objectives, which are described in the “Fund Summaries” section, may be changed without shareholder approval. If a fund’s objective changes, you will be notified at least 60 days in advance. Please remember, there is no guarantee that any fund will achieve its objective.

Investment Strategies

The funds’ principal investment strategies are discussed in the “Fund Summaries” section. These are the strategies that the funds’ investment advisor believes are most likely to be important in trying to achieve the funds’ objectives. This section provides information about some additional strategies that the funds’ investment advisor uses, or may use, to achieve the funds’ objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the statement of additional information (SAI). For a copy of the SAI, call Investor Services at 800 677-FUND.

Securities Lending

Each fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions to generate additional income. When a fund loans its portfolio securities, it will receive cash collateral equal to at least 100% of the value of the loaned securities. Under the funds’ securities lending agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. The funds, however, will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. A fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet its obligations to the borrower.

Temporary Investments

In an attempt to respond to adverse market, economic, political, or other conditions, each fund may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities, including money market funds advised by the funds’ advisor. Being invested in these securities may keep a fund from participating in a market upswing and prevent the fund from achieving its investment objectives.

Investment Risks

The principal risks of investing in each fund are identified in the “Fund Summaries” section. These risks are further described below.

Common Stock Risk.  Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market. In addition, the types of stocks in which a particular fund invests, such as large-capitalization stocks, mid-capitalization stocks, and small-capitalization stocks, may underperform the market as a whole.

Derivatives Risk.  A small investment in derivatives could have a potentially large impact on a fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by a fund will not correlate with the underlying instruments or the fund’s other investments. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments’ terms. Some derivatives also involve leverage, which could increase the volatility of these investments as they may fluctuate in value more than the underlying instrument.

Failure to Match Index Performance.  The ability of the funds to replicate the performance of their respective indices may be affected by, among other things, changes in securities markets, the manner in which performance of the index is calculated, changes in the composition of the index, the amount and timing of cash flows into and out of the fund, commissions, sales charges (if any), and other expenses.

Mid-Cap Stock Risk.  While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk. Mid-cap companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of mid-cap companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Small-Cap Stock Risk.  Stocks of small-cap companies involve substantial risk. These companies may lack the management expertise, financial resources, product diversification, and competitive strengths of larger companies. Prices of small-cap stocks may be subject to more abrupt or erratic movements than stock prices of larger, more established companies or the market averages in general. In addition, the frequency

13
Prospectus – First American Index Funds

More about the Funds

Investment Risks continued

and volume of their trading may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling the stocks of small-cap companies at the desired time and price. Stocks at the bottom end of the capitalization range in which Small Cap Index Fund may invest sometimes are referred to as “micro-cap” stocks. These stocks may be subject to extreme price volatility, as well as limited liquidity and limited research.

14
Prospectus – First American Index Funds

Fund Management

Investment Advisor

FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, MN 55402

FAF Advisors provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of December 31, 2009, FAF Advisors had more than $      billion in assets under management, including investment company assets of more than $      billion. As investment advisor, FAF Advisors manages the funds’ business and investment activities, subject to the authority of the funds’ board of directors.

Each fund pays the investment advisor a monthly management fee for providing investment advisory services. The table below reflects management fees paid to the investment advisor, after taking into account any fee waivers, for the funds’ most recently completed fiscal year.

Management fee
as a % of average
daily net assets

Equity Index Fund		%
Mid Cap Index Fund		%
Small Cap Index Fund		%

A discussion regarding the basis for the board’s approval of the funds’ investment advisory agreement appears in the funds’ annual report to shareholders for the fiscal year ended October 31, 2009.

Additional Compensation

FAF Advisors, U.S. Bank National Association (U.S. Bank) and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American funds. As described above, FAF Advisors receives compensation for acting as the funds’ investment advisor. FAF Advisors, U.S. Bank and their affiliates also receive compensation from the funds as set forth below.

Administration Services.  FAF Advisors and its affiliate, U.S. Bancorp Fund Services, LLC (Fund Services), act as the funds’ administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services and shareholder services. For such services, each fund pays FAF Advisors the fund’s pro rata portion of up to 0.25% of the aggregate average daily net assets of all open-end funds in the First American family of funds. FAF Advisors pays Fund Services a portion of its fee, as agreed to from time to time. In addition to these fees, the funds may reimburse FAF Advisors for any out-of-pocket expenses incurred in providing administration services.

Custody Services.  U.S. Bank provides custody services to each fund and is paid monthly fees equal, on an annual basis, to 0.005% of each fund’s average daily net assets.

Distribution Services.  Quasar Distributors, LLC, an affiliate of FAF Advisors, receives distribution and shareholder servicing fees for acting as the funds’ distributor.

Securities Lending Services.  In connection with lending their portfolio securities, the funds pay fees to U.S. Bank of up to 25% of each fund’s net income from these securities lending transactions. In addition, collateral for securities on loan will be invested in a money market fund administered by FAF Advisors and FAF Advisors will receive an administration fee equal to 0.02% of such fund’s average daily net assets.

Transfer Agency Services.  Fund Services provides transfer agency and dividend disbursing services, as well as certain shareholder services, to the funds. Fund Services receives fees for transfer agency and dividend disbursing services on a per shareholder account basis, subject to a minimum fee per share class. In addition, the funds may reimburse Fund Services for any out-of-pocket expenses incurred in providing transfer agency services.

Other Compensation.  To the extent that fund shares are held through U.S. Bank or its broker-dealer affiliate, U.S. Bancorp Investments, Inc., those entities may receive distribution and/or shareholder servicing fees from the funds’ distributor as well as other payments from the funds’ distributor and/or advisor as described below under “Shareholder Information — Compensation Paid to Financial Intermediaries — Additional Payments to Financial Intermediaries.”

15
Prospectus – First American Index Funds

Fund Management

Portfolio Managers

The portfolio managers primarily responsible for the each fund’s management are Walter A. French and David A. Friar.

•	Walter A. French is Senior Equity Portfolio Manager. He has served as the primary portfolio manager for each fund since the funds’ inception in July 2007. Mr. French entered the financial services industry in 1974 and joined FAF Advisors in 1999.
•	David A. Friar is Equity Portfolio Manager. He has served as a co-manager for each fund since the funds’ inception in July 2007. Mr. Friar entered the financial services industry in 1998 and joined FAF Advisors in 1999.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the funds.

16
Prospectus – First American Index Funds

Shareholder Information

Pricing of Fund Shares

You may purchase, redeem, or exchange shares of the funds on any day when the New York Stock Exchange (NYSE) is open, except that shares cannot be purchased by wire transfer on days that federally chartered banks are closed. Purchases, redemptions and exchanges may be restricted in the event of an early or unscheduled close of the NYSE, as permitted by the SEC.

The funds have authorized certain investment professionals and financial institutions (“financial intermediaries”) to accept purchase, redemption, or exchange orders on their behalf. Your purchase or redemption price will be based on the net asset value (NAV) per share next calculated by the funds after your order is received by the funds or an authorized financial intermediary in proper form. Exchanges are also based on the NAV per share next calculated by the fund after your exchange request is received in proper form. See “Additional Information on Purchasing, Redeeming and Exchanging Shares — Calculating Net Asset Value” below. Contact your financial intermediary to determine the time by which it must receive your order to be assured same day processing. To make sure your order is in proper form, you must follow the instructions set forth below under “Purchasing Fund Shares,” “Redeeming Fund Shares,” or “Exchanging Fund Shares.”

Some financial intermediaries may charge a fee for helping you purchase, redeem, or exchange shares. Contact your financial intermediary for more information. No such fee will be imposed if you purchase shares directly from the funds.

Choosing a Share Class

The funds issue their shares in up to five classes with each class having a different cost structure. As noted below, only certain eligible investors can purchase Class R and Class Y shares of the funds, whereas Class A and Class C shares (the “Retail Share Classes”) are generally available to investors. You should decide which share class best suits your needs.

No new or additional investments, including investments through any systematic investment plan, are allowed in Class B shares of the First American funds, except through permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, exchange their Class B shares for Class B shares of another First American fund (as permitted by existing exchange privileges), and redeem their Class B shares as described in the prospectus. Any dividends or capital gains on Class B shares of a fund will be reinvested in Class B shares of the fund at net asset value, unless you have otherwise chosen to receive distributions in cash. All Class B share attributes, including the 12b-1 fee, contingent deferred sales charge schedule, and conversion feature remain unchanged. Class B shareholders wishing to make additional investments in the funds’ shares are permitted to invest in other classes of the funds, subject to the pricing and eligibility requirements of those classes.

Eligibility to Invest in Class R and Class Y Shares

Class R shares generally are available only to 401(k) plans, 457 plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans (“retirement plans”), and must be held in plan level or omnibus accounts. Class R shares are not available to retail retirement or nonretirement accounts, Traditional and Roth Individual Retirement Accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, and 529 college savings plans.

Class Y shares generally are offered to group retirement and employee benefit plans and to certain persons who are charged fees for advisory, investment, consulting or similar services by a financial intermediary or other service provider. Such persons may include, but are not limited to, individuals, corporations, and endowments.

17
Prospectus – First American Index Funds

Shareholder Information

Choosing a Share Class continued

Class Share Overview

	Front-End	Contingent Deferred
	Sales Charge	Sales Charge		Annual 12b-1 Fees
	(FESC)	(CDSC)		(as a % of net assets)

Class A	5.50%[1]	None	[2]	0.25%
Class B3	None	5.00%	[4]	1.00%
Class C5	None	1.00%	[6]	1.00%
Class R	None	None		0.50%
Class Y	None	None		None

[1]	The FESC is reduced for larger purchases. See “Determining Your Share Price — Class A Shares” below.
[2]	Class A share investments of $1 million or more on which no FESC is paid may be subject to a 1.00% CDSC.
[3]	Class B shares automatically convert to Class A shares eight years after purchase, which reduces future annual expenses since Class A shares have lower annual expenses.
[4]	A CDSC of up to 5.00% applies to Class B shares if you redeem shares within six years of purchase. The CDSC declines over the six years as described below under “Determining Your Share Price — Class B Shares.”
[5]	Class C shares do not convert to Class A shares so they will continue to have higher annual expenses than Class A shares for as long as you hold them.
[6]	A 1.00% CDSC applies if you redeem your Class C shares within 12 months of purchase.

Among the Retail Share Classes, Class A shares may be a better choice if your investment qualifies for a reduced sales charge. You should not place Class C share orders that would cause your total investment in First American funds Class A, Class B, and Class C shares (not including First American money market funds) to equal or exceed $1 million, using the aggregation principles discussed below under “Determining Your Share Price — Class A Shares — Reducing Your Sales Charge on Class A Shares.” To the extent operationally possible, these orders will be automatically rejected.

Class R or Class Y shares are generally a better choice than a Retail Share Class if you are eligible to purchase these share classes. However, if you intend to hold your shares for a long time, or if you are eligible to invest in Class A shares with a reduced or waived sales charge, Class A may be a better choice than an investment in Class R shares.

12b-1 Fees

Each fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act that allows the fund to pay its distributor an annual fee for the distribution and sale of its shares and/or for services provided to shareholders. The funds do not pay 12b-1 fees on Class Y shares. The 12b-1 fees paid by the funds are designated as distribution fees and/or shareholder servicing fees, as described here.

	Annual 12b-1 Fees
	(as a % of
	average daily net assets)
	Distribution	Shareholder
	Fee	Servicing Fee

Class A	None	0.25%
Class B	0.75%	0.25%
Class C	0.75%	0.25%
Class R	0.25%	0.25%
Class Y	None	None

Because 12b-1 fees are paid out of a fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

18
Prospectus – First American Index Funds

Shareholder Information

Determining Your Share Price

Because the current prospectus and SAI are available on First American Funds’ website free of charge, we do not disclose the following share class information separately on the website.

Class A Shares

Your purchase price for Class A shares is typically the net asset value of your shares, plus a front-end sales charge. Sales charges vary depending on the amount of your purchase. The sales charge you pay may differ slightly from the amount set forth below because of rounding that occurs in the calculation used to determine your sales charge.

	Sales Charge
	As a % of	As a % of Net
Purchase Amount	Offering Price	Amount Invested

Less than $50,000	5.50%	5.82%
$50,000 - $99,999	4.50%	4.71%
$100,000 - $249,999	3.50%	3.63%
$250,000 - $499,999	2.50%	2.56%
$500,000 - $999,999	2.00%	2.04%
$1 million and over	0.00%	0.00%

Reducing Your Sales Charge on Class A Shares.  As shown in the preceding table, larger purchases of Class A shares reduce the percentage sales charge you pay. In determining whether you are entitled to pay a reduced sales charge, you may aggregate certain other purchases with your current purchase, as follows.

Prior Purchases.  Prior purchases of Class A, Class B, and Class C shares of any First American Fund (except a money market fund) will be factored into your sales charge calculation. You will receive credit for the current net asset value of the other Class A, Class B, and Class C shares you hold at the time of your purchase, including shares held in individual retirement, custodial or personal trust accounts. For example, let’s say you’re making a $10,000 investment and you already own other First American fund Class A shares that are currently valued at $45,000. You will receive credit for the current value of these shares and your sales charge will be based on a total purchase amount of $55,000. If the current net asset value of your shares is less than their original purchase price, you may receive credit for their original purchase price instead, but only if you provide a written request to the funds and provide them with the records necessary to demonstrate the shares’ purchase price.

Purchases by Related Accounts.  Concurrent and prior purchases by certain other accounts of Class A, Class B, and Class C shares of any First American fund (except a money market fund) also will be combined with your purchase to determine your sales charge. The fund will combine purchases made by you, your spouse or domestic partner, and your dependent children when it calculates the sales charge, including purchases in individual retirement, custodial and personal trust accounts.

Letter of Intent.  If you plan to make an aggregate investment of $50,000 or more over a 13-month period in Class A or Class C shares of one or more First American funds, other than the money market funds, you may reduce your sales charge for Class A purchases by signing a non-binding letter of intent. If you do not fulfill the letter of intent, you must pay the applicable sales charge. In addition, if you reduce your sales charge to zero under a letter of intent and then sell your Class A shares within 18 months of their purchase, you may be charged a CDSC of 1%. See “Class A Share Investments of Over $1 Million” below.

It is your responsibility to determine whether you are entitled to pay a reduced sales charge. The fund is not responsible for making this determination. To receive a reduced sales charge, you must notify the fund at the time of the purchase order that a quantity discount may apply to your current purchase. If you purchase shares by mail, you must notify the fund in writing. Otherwise, simply inform your financial intermediary, or Investor Services if you are purchasing shares directly from the funds, and they will notify the fund.

You should provide your financial intermediary with information or records regarding any other accounts in which there are holdings eligible to be aggregated, including:

•	All of your accounts at your financial intermediary.
•	All of your accounts at any other financial intermediary.
•	All accounts of any related party (such as a spouse or dependent child) held with any financial intermediary.

You should keep the records necessary to demonstrate the purchase price of shares held in these accounts since neither the fund and its transfer agent nor your financial intermediary may have this information.

More information on these ways to reduce your sales charge appears in the SAI.

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Purchasing Class A Shares Without a Sales Charge.  The following persons may purchase a fund’s Class A shares at net asset value without a sales charge:

•	Directors, full-time employees and retirees of the advisor and its affiliates.
•	Current and retired officers and directors of the funds.
•	Full-time employees of any broker-dealer authorized to sell fund shares.
•	Full-time employees of the fund’s counsel.
•	Members of the immediate families of any of the foregoing (i.e., a spouse or domestic partner and any dependent children).
•	Persons who purchase the funds through “one-stop” mutual fund networks through which the funds are made available.
•	Persons participating in a fee-based program sponsored and maintained by a registered broker-dealer.
•	Trust companies and bank trust departments acting in a fiduciary, advisory, agency, custodial or similar capacity.
•	Group retirement and employee benefit plans.

In addition, persons who hold shares of a First American money market fund acquired pursuant to a prior arrangement under which the money market fund had served as a cash investment option for another mutual fund family may exchange those shares (including shares representing reinvested dividends) for Class A shares at net asset value without a sales charge.

You must notify the funds or your financial intermediary if you are eligible to purchase Class A shares without a sales charge.

Reinvesting After a Redemption.  If you redeem Class A shares of a First American fund (except money market fund shares on which you have not paid a sales charge), you may reinvest in Class A shares of that fund or another First American fund within 180 days without a sales charge. To reinvest in Class A shares at net asset value (without paying a sales charge), you must notify the fund directly in writing or notify your financial intermediary.

Class B Shares

No new or additional investments are allowed in Class B shares of the First American funds, except in connection with permitted exchanges or the reinvestment of dividends or capital gains distributions on Class B shares. See “Choosing a Share Class above.”

Class B shares could previously be purchased at their net asset value — there was no front-end sales charge. However, if you redeem your shares within six years of purchase, you will pay a CDSC, as reflected in the following table.

CDSC as a % of the
Year Since Purchase	Value of Your Shares

First	5.00%
Second	5.00%
Third	4.00%
Fourth	3.00%
Fifth	2.00%
Sixth	1.00%
Seventh	0.00%
Eighth	0.00%

The CDSC you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your CDSC.

Your CDSC will be based on the value of your shares at the time of purchase or at the time of redemption, whichever is less. The charge does not apply to shares you acquired by reinvesting your dividend or capital gain distributions. To help lower your costs, Class B shares that are not subject to a CDSC will be redeemed first; other Class B shares will then be redeemed in an order that minimizes your CDSC. The CDSC will be waived in the circumstances described below under “Waiving Contingent Deferred Sales Charges.”

Your Class B shares and any related shares acquired by reinvesting your dividend or capital gain distributions will automatically convert to Class A shares eight years after the beginning of the month in which you purchased the shares.

Class C Shares

Your purchase price for Class C shares is their net asset value — there is no front-end sales charge. However, if you redeem your shares within 12 months of purchase, you will be assessed a CDSC of 1% of the value of your shares at the time of purchase or at the time of sale, whichever is less. The CDSC you pay may differ slightly from this amount because of rounding that occurs in the calculation used to determine your CDSC. The

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CDSC does not apply to shares you acquired by reinvesting your dividend or capital gain distributions. To help lower your costs, Class C shares that are not subject to a CDSC will be redeemed first. The CDSC will be waived in the circumstances described below under “Waiving Contingent Deferred Sales Charges.”

Unlike Class B shares, Class C shares do not convert to Class A shares after a specified period of time. Therefore, your shares will continue to have higher annual expenses than Class A shares.

Retirement Plan Availability of Class C Shares.  Class C shares are available to individual plans and certain smaller group plans, such as SIMPLE, SEP, and Solo 401(k) plans. Class C shares are not available to certain employer-sponsored plans, such as 401(k), employer-sponsored 403(b), money purchase and profit sharing plans, except for those plans invested in Class C shares of the First American funds prior to July 20, 2007.

Waiving Contingent Deferred Sales Charges

CDSCs on Class A, Class B, and Class C share redemptions will be waived for:

•	Redemptions following the death or disability (as defined in the Internal Revenue Code) of a shareholder.
•	Redemptions that equal the minimum required distribution from an IRA or other retirement plan to a shareholder who has reached the age of 70 1/2.
•	Redemptions through a systematic withdrawal plan, at a rate of up to 12% a year of your account’s value. The systematic withdrawal limit will be based on the market value of your account at the time of each withdrawal.
•	Redemptions required as a result of over-contribution to an IRA plan.

Class R and Class Y Shares

Your purchase price for Class R and Class Y shares is their net asset value. These share classes do not have a front-end sales charge or a CDSC.

Purchasing Fund Shares

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. As a result, when you open an account, we will ask for your name, permanent street address, date of birth, and social security or taxpayer identification number. Addresses containing a P.O. Box only will not be accepted. We may also ask for other identifying documents or information.

Purchasing Class A and Class C Shares

You can become a shareholder in any of the funds by making a minimum initial investment of $2,500 ($2,000 for Coverdell Education Savings Accounts). The minimum additional investment is $100.

The funds reserve the right to waive or lower purchase minimums under certain circumstances and to reject any purchase order.

By Phone.  You can purchase shares by calling your financial intermediary, if it has a sales agreement with the funds’ distributor. Once the initial minimum investment has been made, you can also place purchase orders in amounts equal to or greater than the minimum additional investment amount by calling Investor Services at 800 677-FUND. Funds will be transferred electronically from your bank account through the Automated Clearing House (ACH) network. Before making a purchase by electronic funds transfer, you must submit a new account form to the funds and elect this option. Be sure to include all of your banking information on the form.

By Wire.  You can purchase shares by making a wire transfer from your bank. Before making an initial investment by wire, you must submit a new account form to the funds. After receiving your form, a service representative will contact you with your account number and wiring instructions. Your order will be priced at the next NAV, or public offering price as applicable based on your share class, calculated after the funds’ custodian receives your payment by wire. Before making any additional purchases by wire, you should call Investor Services at 800 677-FUND. You cannot purchase shares by wire on days when federally chartered banks are closed.

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By Mail.  To purchase shares by mail, simply complete and sign a new account form, enclose a check made payable to the fund you wish to invest in, and mail both to:

Regular U.S. Mail:	Overnight Express Mail:

First American Funds	First American Funds
P.O. Box 3011	615 East Michigan Street
Milwaukee, WI 53201-3011	Milwaukee, WI 53202

After you have established an account, you may continue to purchase shares by mailing your check to First American Funds at the same address.

Please note the following:

•	All purchases must be drawn on a bank located within the United States and payable in U.S. dollars to First American Funds.
•	Cash, money orders, cashier’s checks in amounts less than $10,000, third-party checks, Treasury checks, credit card checks, traveler’s checks, starter checks, and credit cards will not be accepted. We are unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.
•	If a check or ACH transaction does not clear your bank, the funds reserve the right to cancel the purchase, and you may be charged a fee of $25 per check or transaction. You could be liable for any losses or fees incurred by the fund as a result of your check or ACH transaction failing to clear.

By Systematic Investment Plan.  After you have established an account, you may add to your investment on a regular basis:

•	by having $100 or more automatically withdrawn from your bank account on a periodic basis and invested in additional shares of the fund, or
•	through automatic monthly exchanges into the fund from another First American fund of the same class.

You may apply for participation in either of these programs through your financial intermediary or by calling Investor Services at 800 677-FUND.

Purchasing Class R Shares

Eligible retirement plans generally may open an account and purchase Class R shares by contacting any financial intermediary or plan administrator authorized to sell the funds’ shares. Participants in retirement plans generally must contact the plan’s administrator to purchase shares.

Share purchases by eligible retirement plans are generally made by wire transfer. You cannot purchase shares by wire on days when federally chartered banks are closed.

Purchase orders from a retirement plan or participant in the plan must be received by the financial intermediary or plan administrator by the time specified by that institution to be assured same day processing. In order for shares to be purchased at that day’s price, the funds must receive the purchase order from the financial intermediary or plan administrator by 3:00 p.m. Central time. It is the responsibility of the financial intermediary or plan administrator to promptly transmit orders to the funds.

Purchasing Class Y Shares

You may purchase Class Y shares by calling your financial intermediary. When purchasing shares, payment must generally be made by wire transfer, which can be arranged by your financial intermediary. You cannot purchase shares by wire on days when federally chartered banks are closed. The funds reserve the right to impose minimum investment amounts on clients of financial intermediaries that charge the funds or the advisor transaction or recordkeeping fees.

By Systematic Investment Plan.  You may add to your investment on a regular, automatic basis through a systematic investment plan. You may apply for participation in this program through your financial intermediary.

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Shareholder Information

Redeeming Fund Shares

Redeeming Class A, Class B, and Class C Shares

When you redeem shares, the proceeds are normally sent on the next business day, but in no event more than seven days, after your request is received in proper form.

By Phone.  If you purchased shares through a financial intermediary, simply call them to redeem your shares.

If you did not purchase shares through a financial intermediary, you may redeem your shares by calling Investor Services at 800 677-FUND. Proceeds can be wired to your bank account (if you have previously supplied your bank account information to the fund) or sent to you by check. The funds charge a $15 fee for wire redemptions, but have the right to waive this fee for shares redeemed through certain financial intermediaries and by certain accounts. Proceeds also can be sent directly to your bank or brokerage account via electronic funds transfer if your bank or brokerage firm is a member of the ACH network. Credit is usually available within two to three business days. The First American funds reserve the right to limit telephone redemptions to $50,000 per account per day.

If you recently purchased your shares by check or through the ACH network, proceeds from the sale of those shares may not be available until your check or ACH payment has cleared, which may take up to 15 calendar days from the date of purchase.

By Mail.  To redeem shares by mail, send a written request to your financial intermediary, or to the fund at the following address:

Regular U.S. Mail:	Overnight Express Mail:

First American Funds	First American Funds
P.O. Box 3011	615 East Michigan Street
Milwaukee, WI 53201-3011	Milwaukee, WI 53202

Your request should include the following information:

•	name of the fund
•	account number
•	dollar amount or number of shares redeemed
•	name on the account
•	signatures of all registered account owners

After you have established your account, signatures on a written request must be guaranteed if:

•	you would like redemption proceeds to be paid to any person, address, or bank account other than that on record.
•	you would like the redemption check mailed to an address other than the address on the fund’s records, or you have changed the address on the fund’s records within the last 30 days.
•	your redemption request is in excess of $50,000.
•	bank information related to an automatic investment plan, telephone purchase or telephone redemption has changed.

In addition to the situations described above, the funds reserve the right to require a signature guarantee in other instances based on the circumstances of a particular situation.

A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. Banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange may guarantee signatures. Call your financial intermediary to determine if it has this capability. A notary public is not an acceptable signature guarantor.

Proceeds from a written redemption request will be sent to you by check unless another form of payment is requested.

By Wire.  You can call or write to have redemption proceeds sent to a bank account. See the policies for redeeming shares by phone or by mail. Before requesting to have redemption proceeds sent to a bank account, please make sure the funds have your bank account information on file. If the funds do not have this information, you will need to send written instructions with your bank’s name and a voided check or pre-printed savings account deposit slip. You must provide written instructions signed by all fund and bank account owners, and each individual must have their signature guaranteed.

By Systematic Withdrawal Plan.  If your account has a value of $5,000 or more, you may redeem a specific dollar amount from your account on a regular basis. You may set up a systematic withdrawal when you complete a new account form or by calling your financial intermediary. You should not make systematic withdrawals if you plan to continue investing in a fund, due to sales charges and tax liabilities.

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Redeeming Class R Shares

Participants in retirement plans generally must contact the plan’s administrator to redeem Class R shares. Redemption requests from a retirement plan or participant in the plan must be received by the financial intermediary or plan administrator by the time specified by that institution to be assured same day processing. In order for shares to be sold at that day’s price, the funds must receive the redemption request from the financial intermediary or plan administrator by 3:00 p.m. Central time. It is the responsibility of the financial intermediary or plan administrator to promptly transmit orders to the funds.

If the funds receive a redemption request by 3:00 p.m. Central time, payment of the redemption proceeds will ordinarily be made by wire on the next business day. It is possible, however, that payment could be delayed by up to seven days.

Redeeming Class Y Shares

You may redeem Class Y shares by calling your financial intermediary. If the fund or an authorized financial intermediary receives your redemption request by 3:00 p.m. Central time, payment of your redemption proceeds will ordinarily be made by wire on the next business day. It is possible, however, that payment could be delayed by up to seven days.

By Systematic Withdrawal Plan.  You may redeem a specific dollar amount from your account, on a regular, automatic basis through a systematic withdrawal plan. You may apply for participation in this program through your financial intermediary. You should not make systematic withdrawals if you plan to continue investing in a fund, due to sales charges and tax liabilities.

Exchanging Fund Shares

Exchanging Class A, Class B, and Class C Shares

If your investment goals or your financial needs change, you may move from one First American fund to another First American fund. There is no fee to exchange shares. If you want to exchange into a fund you do not currently own, your initial purchase of the fund’s shares, whether by exchange or otherwise, must satisfy the fund’s minimum initial investment requirement.

Generally, you may exchange your shares only for the same class of shares of the other fund, with certain exceptions, including:

•	You may exchange your Class A shares for Class Y shares of the same or another First American fund if you subsequently become eligible to purchase Class Y shares.
•	If you are no longer eligible to hold Class Y shares, you may exchange your shares for Class A shares at net asset value. Class A shares have higher expenses than Class Y shares.

Exchanges are made based on the net asset value per share of each fund at the time of the exchange. When you exchange your Class A shares of one of the funds for Class A shares of another First American fund, you do not have to pay a sales charge. When you exchange your Class B or Class C shares for Class B or Class C shares of another First American fund, the time you held the shares of the “old” fund will be added to the time you hold the shares of the “new” fund for purposes of determining your CDSC or, in the case of Class B shares, calculating when your shares convert to Class A shares.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time upon notice to shareholders, which may be given by means of a new or supplemented prospectus. The funds have the right to limit exchanges that are deemed to constitute short-term trading. See “Additional Information on Purchasing, Redeeming and Exchanging Shares — Short-Term Trading of Fund Shares” below.

By Phone.  If both funds have identical shareholder registrations, you may exchange shares by calling your financial intermediary or by calling the funds directly at 800 677-FUND.

By Mail.  To exchange shares by written request, please follow the procedures under “Redeeming Class A, Class B, and Class C Shares” above. Be sure to include the names of both funds involved in the exchange.

By Systematic Exchange Plan.  You may add to your investment on a regular basis through automatic monthly exchanges of one First American fund into another First American fund of the same class. You may apply for participation in this program through your financial intermediary or by calling Investor Services at 800 677-FUND.

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Exchanging Class R Shares

If you are a plan participant and your investment goals or your financial needs change, you may exchange your Class R shares for Class R shares of another First American fund offered through your retirement plan. Exchanges are made at the net asset value per share of each fund at the time of the exchange. There is no fee to exchange shares.

To exchange your shares, call your financial intermediary or plan administrator. In order for your shares to be exchanged the same day, you must call your financial intermediary or plan administrator by the time specified by that institution and your exchange order must be received by the funds by 3:00 p.m. Central time. It is the responsibility of your financial intermediary or plan administrator to promptly transmit your exchange order to the funds.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies, or the funds offered through your retirement plan may change, at any time. You will be notified of any changes. The funds have the right to limit exchanges that are deemed to constitute short-term trading. See “Additional Information on Purchasing, Redeeming and Exchanging Shares — Short-Term Trading of Fund Shares” below.

Exchanging Class Y Shares

If your investment goals or your financial needs change, you may exchange your shares for Class Y shares of another First American fund. Exchanges are made at the net asset value per share of each fund at the time of the exchange. There is no fee to exchange shares. If you are no longer eligible to purchase Class Y shares, you may exchange your shares for Class A shares at net asset value. Class A shares have higher expenses than Class Y shares.

To exchange your shares, call your financial intermediary. Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges that are deemed to constitute short-term trading. See “Additional Information on Purchasing, Redeeming and Exchanging Shares — Short-Term Trading of Fund Shares” below.

By Systematic Exchange Plan.  You may move from one First American fund to another First American fund of the same class on a regular basis through automatic monthly exchanges. You may apply for participation in this program through your financial intermediary.

Additional Information on Purchasing, Redeeming, and Exchanging Fund Shares

Calculating Net Asset Value

The funds generally calculate their NAVs as of 3:00 p.m. Central time every day the New York Stock Exchange is open. The funds do not calculate their NAVs on national holidays, or any other days, on which the NYSE is closed for trading.

A fund’s NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares.

Investments and other assets will be valued at their market values. For securities traded on an exchange, we receive the price as reported by the exchange from one or more independent pricing services that have been approved by the funds’ board of directors. These independent pricing services also provide security valuations for certain other investments not traded on an exchange. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using procedures approved by the funds’ board of directors. Under these procedures, fair values are generally determined by a pricing committee appointed by the board of directors, except that Global Infrastructure Fund, International Fund, and International Select Fund may rely on the recommendations of a fair value pricing service approved by the funds’ board of directors in valuing foreign securities. The types of securities for which such fair value pricing might be required include, but are not limited to:

•	Securities, including securities traded in foreign markets, where an event occurs after the close of the market in which such security principally trades, but before NAV is determined, that will affect the value of such security, or the closing value is otherwise deemed unreliable;
•	Securities whose trading has been halted or suspended;
•	Fixed-income securities that have gone into default and for which there is no current market value quotation; and
•	Securities with limited liquidity, including certain high-yield securities or securities that are restricted as to transfer or resale.

Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a fund

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could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its NAV per share.

Global Infrastructure Fund, International Fund, and International Select Fund will hold portfolio securities that trade on weekends or other days when the funds do not price their shares. Therefore, the net asset value of the shares of these funds may change on days when shareholders will not be able to purchase or redeem their fund shares.

Short-Term Trading of Fund Shares

The funds discourage purchases and redemptions of their shares in response to short-term fluctuations in the securities markets. The funds’ board of directors has adopted policies and procedures designed to detect and deter short-term trading in the funds’ shares that may disadvantage long-term fund shareholders. These policies are described below. The funds will not knowingly accommodate trading in the funds’ shares in violation of these policies.

Risks Associated with Short-Term Trading.  Short-term trading in a fund’s shares, particularly in larger amounts, may be detrimental to long-term shareholders of the fund. Depending on various factors, including the size of a fund, the amount of assets the fund typically maintains in cash or cash equivalents, the dollar amount and number and frequency of trades, and the types of securities in which the fund typically invests, short-term trading may interfere with the efficient management of the fund’s portfolio, increase the fund’s transaction costs, administrative costs and taxes, and/or impact the fund’s performance.

In addition, the nature of a fund’s portfolio holdings may allow a shareholder engaging in a short-term trading strategy to take advantage of possible delays between the change in the value of a fund’s portfolio holdings and the reflection of that change in the net asset value of the fund’s shares. Such a delay may occur in funds that have significant investments in foreign securities, where the value of those securities is established some time before the fund calculates its own share price, or in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. This type of short-term trading is sometimes referred to as “arbitrage market timing,” and there is the possibility that such trading may dilute the value of fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based upon net asset values which do not reflect appropriate fair value prices.

Short-Term Trading Policies.  The funds’ advisor monitors trading in fund shares in an effort to identify short-term trading activity that may disadvantage long-term shareholders. Only transactions that exceed a certain dollar threshold that has been determined to be potentially disruptive to the management of a fund are subject to monitoring. It is the policy of the funds to permit no more than one round trip by an investor during any 90-calendar-day period. A round trip is defined as a purchase into or redemption out of a fund (including purchases or redemptions accomplished by an exchange) paired with an opposite direction redemption out of or purchase into the same fund within 10 calendar days, in a dollar amount that exceeds the monitoring threshold. If the advisor determines that a shareholder has made more than one round trip during any 90-calendar-day period, the shareholder conducting such trading will, in less serious instances, be given an initial warning to discontinue such trading. In more serious instances (generally involving larger dollar amounts), or in the case of a second violation after an initial warning has been given, the shareholder may be temporarily or permanently barred from making future purchases into one or all of the funds or, alternatively, the funds may limit the amount, number or frequency of any future purchases and/or the method by which the shareholder may request future purchases (including purchases by an exchange or transfer between a fund and any other fund). In addition to the foregoing sanctions, the funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason. In making determinations concerning the rejection of purchase orders and the revocation of exchange privileges, and in considering which sanctions to impose, the funds may consider an investor’s trading history in any of the First American funds, in non-First American mutual funds, or in accounts under a person’s common ownership or control.

Certain transactions are not subject to the funds’ short-term trading policies. These include transactions such as systematic redemptions and purchases; retirement plan contributions, loans and distributions (including hardship withdrawals); purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA re-characterizations; regular portfolio rebalancings in fee-based programs of registered investment advisors, financial planners and registered broker-dealers; and similar transactions.

Fund shares are frequently held through omnibus account arrangements, whereby a broker-dealer, investment advisor, retirement plan sponsor or other financial intermediary maintains an omnibus account with a fund for trading on behalf of its customers. The funds generally seek to apply their short-term trading policies and procedures to these omnibus account arrangements, and monitor trading activity at the omnibus account level to attempt to identify disruptive trades. Under agreements that the funds (or the funds’ distributor) have entered into with intermediaries, the funds may request transaction information from intermediaries at any time in order to determine whether there has been short-term trading by the intermediaries’ customers. The funds will request that the intermediary provide individual account level detail (or participant level detail in the case of retirement plans) to the funds if more than one round trip in any 90 day period is detected at the omnibus or plan level and such round trips

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appear to be (a) attributable to an individual shareholder or plan participant and (b) potentially detrimental to the respective fund and its shareholders based on such factors as the time between transactions, the size of the transactions and the type of fund involved. If short-term trading is detected at the individual account or participant level, the funds will request that the intermediary take appropriate action to curtail the activity. If the intermediary does not take action, the funds will take such steps as are reasonably practicable to curtail the excessive trading, including terminating the relationship with the intermediary if necessary. An intermediary may apply its own short-term trading policies and procedures, which may be more or less restrictive than the funds’ policies and procedures. If you purchase or sell fund shares through an intermediary, you should contact them to determine whether they impose different requirements or restrictions.

Telephone Transactions

The funds and their agents will not be responsible for any losses that may result from acting on wire or telephone instructions that they reasonably believe to be genuine. The funds and their agents will each follow reasonable procedures to confirm that instructions received by telephone are genuine, which may include recording telephone conversations.

Once a telephone transaction has been placed, it cannot be canceled or modified.

It may be difficult to reach the funds by telephone during periods of unusual market activity. If you are unable to reach the funds or their agents by telephone, please consider sending written instructions.

Accounts with Low Balances

The funds reserve the right to liquidate or assess a low balance fee to any account holding a balance that is less than the account balance minimum of $500 for any reason, including market fluctuation.

If the funds elect to liquidate or assess a low balance fee, then annually, on or about the second Wednesday of August, the funds will assess a $15 low balance account fee to certain retirement accounts, education savings plans, and UGMA/UTMA accounts that have balances under the account balance minimum. At the same time, other accounts with balances under the account balance minimum will be liquidated, with proceeds being mailed to the address of record. Prior to the assessment of any low balance fee or liquidation of low balance accounts, affected shareholders will receive a communication reminding them of the pending action, thereby providing time to ensure that balances are at or above the account balance minimum prior to any fee assessment or account liquidation.

Redemption in Kind

Generally, proceeds from redemption requests will be paid in cash. However, to minimize the effect of large redemption requests on a fund and its remaining shareholders, if you redeem more than $250,000 of a fund’s assets within a 30-day period, each fund reserves the right to pay part or all of the proceeds from a redemption request in a proportionate share of securities from the fund’s portfolio instead of cash. The advisor will value these securities in accordance with the pricing methods employed to calculate the fund’s net asset value per share. If you receive redemption proceeds in kind, you should expect to incur transaction costs upon disposition of the securities received in the redemption. In addition, you will bear the market risk associated with these securities until their disposition.

An intermediary may apply its own procedures in attempting to comply with the funds’ low balance account policy.

27
Prospectus – First American Index Funds

Shareholder Information
Dividends and Distributions

Dividends from a fund’s net investment income are normally declared and paid quarterly for Equity Index Fund, and annually for Mid Cap Index Fund and Small Cap Index Fund. Any capital gains are normally distributed at least once each year.

On the ex-dividend date for a distribution, a fund’s share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you “buy the dividend.” You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.

Dividend and capital gain distributions will be reinvested in additional shares of the fund, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form, by contacting your financial intermediary, or by calling Investor Services at 800 677-FUND. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, or if a distribution check remains uncashed for six months, the undelivered or uncashed distributions and all future distributions will be reinvested in fund shares at the current NAV.

Taxes

Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the SAI. However, because everyone’s tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

Taxes on Distributions

Each fund pays its shareholders dividends from its net investment income and any net capital gains that it has realized. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account).

Dividends paid from the net investment income of each fund may constitute “qualified dividends” taxable at the same rate as long-term capital gains (currently subject to a maximum rate of 15%). Each fund will inform its shareholders of the portion of its dividends (if any) that constitutes “qualified dividends.” Dividends paid from a fund’s net investment income that do not constitute “qualified dividends” and dividends paid from short-term capital gains are taxable as ordinary income. Distributions of a fund’s long-term capital gains are taxable as long-term gains, regardless of how long you have held your shares. Mid Cap Index Fund and Small Cap Index Fund expect that, as a result of their investment objectives and strategies, their distributions will consist primarily or capital gains.

Taxes on Transactions

The sale of fund shares, or the exchange of one fund’s shares for shares of another fund, will be a taxable event and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

If, in redemption of his or her shares, a shareholder receives a distribution of securities instead of cash, the shareholder will be treated as receiving an amount equal to the fair market value of the securities at the time of the distribution for purposes of determining capital gain or loss on the redemption, and will also acquire a basis in the shares for federal income tax purposes equal to their fair market value.

The exchange of one class of shares for another class of shares in the same fund will not be taxable.

Considerations for Retirement Plan Clients

A plan participant whose retirement plan invests in a fund generally is not taxed on fund dividends or distributions received by the plan or on sales or exchanges of fund shares by the plan for federal income tax purposes. However, distributions to plan participants from a retirement plan generally are taxable to plan participants as ordinary income. You should consult your tax professional about federal, state and local tax considerations.

More information about tax considerations that may affect the funds and their shareholders appears in the funds’ SAI.

28
Prospectus – First American Index Funds

Shareholder Information

Compensation Paid to Financial Intermediaries

The funds’ distributor receives any front-end sales charge or CDSC that you pay and any 12b-1 fees paid by the funds. From this revenue, the distributor will pay financial intermediaries for the services they provide. The funds’ advisor and/or distributor may make additional payments to intermediaries from their own assets, as described below under “Additional Payments to Financial Intermediaries.”

Sales Charge Reallowance

The distributor pays (or “reallows”) a portion of the front-end sales charge on Class A shares to your financial intermediary, as follows:

Maximum Reallowance
Purchase Amount	as a % of Purchase Price

Less than $50,000	5.00%
$50,000 - $99,999	4.00%
$100,000 - $249,999	3.25%
$250,000 - $499,999	2.25%
$500,000 - $999,999	1.75%
$1 million and over	0.00%

Sales Commissions

Although you pay no front-end sales charge when you buy Class C shares, the funds’ distributor pays a sales commission of 1% of the amount invested to intermediaries selling Class C shares.

12b-1 Fees

The funds’ distributor uses the 12b-1 shareholder servicing fee to compensate financial intermediaries for administrative services performed on behalf of the intermediaries’ customers. These intermediaries receive shareholder servicing fees of up to 0.25% of a fund’s Class A, Class B, Class C, and Class R share average daily net assets attributable to shares sold through them. For Class A and Class R shares, the distributor begins to pay shareholder servicing fees to these intermediaries immediately after you purchase shares. For Class B and Class C shares, the distributor begins to pay shareholder servicing fees to these intermediaries one year after you purchase shares, but only if you continue to hold the shares at that time.

The funds’ distributor uses the 12b-1 distribution fee to compensate financial intermediaries for the sale of fund shares to their customers. The funds’ distributor pays intermediaries that sell Class C shares a 0.75% annual distribution fee beginning one year after the shares are sold. The funds’ distributor pays intermediaries that sell Class R shares a 0.25% annual distribution fee beginning immediately after you purchase shares. The funds’ distributor retains the Class B share 0.75% annual distribution fee in order to finance the payment of sales commissions to intermediaries that sold Class B shares.

In all cases, intermediaries continue to receive 12b-1 fees for as long as you hold fund shares.

Additional Payments to Financial Intermediaries

The advisor and/or the distributor may pay additional compensation to financial intermediaries out of their own resources to selected intermediaries for the purposes of promoting the sale of fund shares, maintaining share balances and/or for sub-accounting, administrative or shareholder processing services. The amounts of these payments could be significant, and may create an incentive for the intermediary or its representatives to recommend or offer shares of the funds to you. The intermediary may elevate the prominence or profile of the funds within the intermediary’s organization by, for example, placement on a list of preferred or recommended funds, and/or granting the advisor and/or the distributor preferential or enhanced opportunities to promote the funds in various ways within the intermediary’s organization. These payments are not reflected in the fees and expenses listed in the “Fund Summaries” section of the prospectus because they are not paid by the funds.

These payments are negotiated and may be based on such factors as the number or value of First American fund shares that the intermediary sells or may sell; the value of the assets invested in the First American funds by the intermediary’s customers; the type and nature of services or support furnished by the intermediary; and/or other measures as determined from time to time by the advisor and/or distributor. Such payments are generally asset based but also may include the payment of a lump sum for services provided. In addition, the advisor and/or the distributor may make payments to reimburse selected intermediaries for items such as ticket charges (i.e., fees that an intermediary charges its representatives for effecting transactions in fund shares), operational charges, literature printing and/or distribution costs, and networking fees.

29
Prospectus – First American Index Funds

Shareholder Information

Compensation Paid to Financial Intermediaries continued

The advisor and/or distributor may make other payments or allow other promotional incentives to financial intermediaries to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations.

You can ask your financial intermediary for information about any payments it receives from the advisor and/or the distributor and from the funds, and any services your intermediary provides, as well as about fees and/or commissions your intermediary charges. You can also find more details about payments made by the advisor, and/or the distributor in the funds’ SAI.

Staying Informed

Shareholder Reports

Shareholder reports are mailed twice a year. They include financial statements and performance information, and, on an annual basis, a message from your portfolio managers and the report of independent registered public accounting firm. In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.

Statements and Confirmations

Statements summarizing activity in your account are mailed quarterly. Confirmations generally are mailed following each purchase or sale of fund shares, but some transactions, such as systematic purchases and dividend reinvestments, are reported on your account statement. Generally, the funds do not send statements for shares held in a brokerage account or to individuals who have their shares held in an omnibus account, such as retirement plan participants. Please review your statements and confirmations as soon as you receive them and promptly report any discrepancies to your financial intermediary or to Investor Services at 800 677-FUND.

30
Prospectus – First American Index Funds

Financial Highlights

The tables that follow present performance information about the share classes of each fund offered during the most recently completed fiscal year. This information is intended to help you understand each fund’s financial performance for the past five years or, if shorter, the period of operations for the fund or class of shares. Some of this information reflects financial results for a single fund share held throughout the period. Total returns in the tables represent the rate that you would have earned or lost on an investment in the fund, assuming you reinvested all of your dividends and distributions.

The information below has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the funds’ financial statements, is included in the funds’ annual report, which is available upon request.

Equity Index Fund

							Fiscal period	Fiscal year
							ended	ended
	Fiscal year ended October 31,						October 31,	September 30,
Class A Shares	2009[1]			2008[1]	2007[1]	2006[1]	2005[1,2]	2005[1]
Per Share Data
Net Asset Value, Beginning of Period		$17.61		$28.67	$25.80	$22.59	$23.00	$20.91

Investment Operations:
Net Investment Income				0.42	0.37	0.33	0.01	0.34
Realized and Unrealized Gains (Losses) on Investments				(10.57)	3.16	3.21	(0.40)	2.09

Total From Investment Operations				(10.15)	3.53	3.54	(0.39)	2.43

Less Distributions:
Dividends (from net investment income)				(0.38)	(0.36)	(0.33)	(0.02)	(0.34)
Distributions (from net realized gains)				(0.53)	(0.30)	—	—	—

Total Distributions				(0.91)	(0.66)	(0.33)	(0.02)	(0.34)

Net Asset Value, End of Period	$			$17.61	$28.67	$25.80	$22.59	$23.00

Total Return[3]			%	(36.35)%	13.93%	15.76%	(1.70)%	11.69%

Ratio/Supplemental Data
Net Assets, End of Period (000)	$			$114,654	$213,957	$229,185	$234,629	$238,379
Ratio of Expenses to Average Net Assets			%	0.62%	0.62%	0.62%	0.62%	0.62%
Ratio of Net Investment Income to Average Net Assets			%	1.74%	1.37%	1.36%	0.69%	1.53%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	0.78%	0.76%	0.77%	0.79%	0.79%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)			%	1.58%	1.23%	1.21%	0.52%	1.36%
Portfolio Turnover Rate			%	4%	4%	3%	—	4%

[1]	Per share data calculated using average shares outstanding method.
[2]	For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.
[3]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

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Prospectus – First American Index Funds

Financial Highlights
Equity Index Fund continued

							Fiscal period	Fiscal year
							ended	ended
	Fiscal year ended October 31,						October 31,	September 30,
Class B Shares	2009[1]			2008[1]	2007[1]	2006[1]	2005[1,2]	2005[1]
Per Share Data
Net Asset Value, Beginning of Period		$17.35		$28.27	$25.47	$22.31	$22.72	$20.66

Investment Operations:
Net Investment Income				0.24	0.17	0.15	—	0.18
Realized and Unrealized Gains (Losses) on Investments				(10.42)	3.11	3.17	(0.40)	2.06

Total From Investment Operations				(10.18)	3.28	3.32	(0.40)	2.24

Less Distributions:
Dividends (from net investment income)				(0.21)	(0.18)	(0.16)	(0.01)	(0.18)
Distributions (from net realized gains)				(0.53)	(0.30)	—	—	—

Total Distributions				(0.74)	(0.48)	(0.16)	(0.01)	(0.18)

Net Asset Value, End of Period	$			$17.35	$28.27	$25.47	$22.31	$22.72

Total Return[3]			%	(36.82)%	13.05%	14.94%	(1.78)%	10.86%

Ratio/Supplemental Data
Net Assets, End of Period (000)	$			$12,856	$31,343	$43,369	$56,097	$58,857
Ratio of Expenses to Average Net Assets			%	1.37%	1.37%	1.37%	1.37%	1.37%
Ratio of Net Investment Income (Loss) to Average Net Assets			%	0.99%	0.63%	0.63%	(0.06)%	0.79%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	1.53%	1.51%	1.52%	1.54%	1.54%
Ratio of Net Investment Income (Loss) to Average Net Assets (excluding waivers)			%	0.83%	0.49%	0.48%	(0.23)%	0.62%
Portfolio Turnover Rate			%	4%	4%	3%	—	4%

Class C Shares

Per Share Data
Net Asset Value, Beginning of Period		$17.46		$28.45	$25.62	$22.44	$22.85	$20.78

Investment Operations:
Net Investment Income				0.24	0.17	0.15	—	0.18
Realized and Unrealized Gains (Losses) on Investments				(10.48)	3.14	3.19	(0.40)	2.07

Total From Investment Operations				(10.24)	3.31	3.34	(0.40)	2.25

Less Distributions:
Dividends (from net investment income)				(0.22)	(0.18)	(0.16)	(0.01)	(0.18)
Distributions (from net realized gains)				(0.53)	(0.30)	—	—	—

Total Distributions				(0.75)	(0.48)	(0.16)	(0.01)	(0.18)

Net Asset Value, End of Period	$			$17.46	$28.45	$25.62	$22.44	$22.85

Total Return[3]			%	(36.83)%	13.09%	14.93%	(1.78)%	10.84%

Ratio/Supplemental Data
Net Assets, End of Period (000)	$			$9,784	$19,585	$20,714	$24,195	$26,258
Ratio of Expenses to Average Net Assets			%	1.37%	1.37%	1.37%	1.37%	1.37%
Ratio of Net Investment Income (Loss) to Average Net Assets			%	0.99%	0.62%	0.62%	(0.05)%	0.79%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	1.53%	1.51%	1.52%	1.54%	1.54%
Ratio of Net Investment Income (Loss) to Average Net Assets (excluding waivers)			%	0.83%	0.48%	0.47%	(0.22)%	0.62%
Portfolio Turnover Rate			%	4%	4%	3%	—	4%

[1]	Per share data calculated using average shares outstanding method.
[2]	For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.
[3]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

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Prospectus – First American Index Funds

Financial Highlights
Equity Index Fund continued

							Fiscal period	Fiscal year
							ended	ended
	Fiscal year ended October 31,						October 31,	September 30,
Class R Shares[1]	2009[2]			2008[2]	2007[2]	2006[2]	2005[2,3]	2005[2]
Per Share Data
Net Asset Value, Beginning of Period		$17.58		$28.63	$25.77	$22.57	$22.98	$20.91

Investment Operations:
Net Investment Income				0.35	0.29	0.26	0.01	0.26
Realized and Unrealized Gains (Losses) on Investments				(10.54)	3.17	3.21	(0.40)	2.11

Total From Investment Operations				(10.19)	3.46	3.47	(0.39)	2.37

Less Distributions:
Dividends (from net investment income)				(0.33)	(0.30)	(0.27)	(0.02)	(0.30)
Distributions (from net realized gains)				(0.53)	(0.30)	—	—	—

Total Distributions				(0.86)	(0.60)	(0.27)	(0.02)	(0.30)

Net Asset Value, End of Period	$			$17.58	$28.63	$25.77	$22.57	$22.98

Total Return[4]			%	(36.51)%	13.65%	15.47%	(1.72)%	11.38%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$9,463	$7,230	$3,419	$1,715	$1,663
Ratio of Expenses to Average Net Assets			%	0.87%	0.87%	0.87%	0.87%	0.87%
Ratio of Net Investment Income to Average Net Assets			%	1.49%	1.07%	1.08%	0.44%	1.14%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	1.03%	1.01%	1.15%	1.19%	1.19%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)			%	1.33%	0.93%	0.80%	0.12%	0.82%
Portfolio Turnover Rate			%	4%	4%	3%	—	4%

Class Y Shares

Per Share Data
Net Asset Value, Beginning of Period		$17.61		$28.66	$25.79	$22.58	$22.99	$20.91

Investment Operations:
Net Investment Income				0.48	0.44	0.39	0.02	0.40
Realized and Unrealized Gains (Losses) on Investments				(10.56)	3.16	3.21	(0.41)	2.08

Total From Investment Operations				(10.08)	3.60	3.60	(0.39)	2.48

Less Distributions:
Dividends (from net investment income)				(0.44)	(0.43)	(0.39)	(0.02)	(0.40)
Distributions (from net realized gains)				(0.53)	(0.30)	—	—	—

Total Distributions				(0.97)	(0.73)	(0.39)	(0.02)	(0.40)

Net Asset Value, End of Period	$			$17.61	$28.66	$25.79	$22.58	$22.99

Total Return[4]			%	(36.18)%	14.22%	16.07%	(1.69)%	11.92%

Ratio/Supplemental Data
Net Assets, End of Period (000)	$			$954,582	$1,714,008	$1,935,614	$1,882,517	$1,940,567
Ratio of Expenses to Average Net Assets			%	0.37%	0.37%	0.37%	0.37%	0.37%
Ratio of Net Investment Income to Average Net Assets			%	1.99%	1.62%	1.61%	0.94%	1.78%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	0.53%	0.51%	0.52%	0.54%	0.54%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)			%	1.83%	1.48%	1.46%	0.77%	1.61%
Portfolio Turnover Rate			%	4%	4%	3%	—	4%

[1]	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.
[2]	Per share data calculated using average shares outstanding method.
[3]	For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.
[4]	Total return would have been lower had certain expenses not been waived.

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Prospectus – First American Index Funds

Financial Highlights

Mid Cap Index Fund

							Fiscal period	Fiscal year
							ended	ended
	Fiscal year ended October 31,						October 31,	September 30,
Class A Shares	2009[1]			2008[1]	2007[1]	2006[1]	2005[1,2]	2005[1]
Per Share Data
Net Asset Value, Beginning of Period		$8.83		$15.69	$14.25	$13.52	$13.82	$11.84

Investment Operations:
Net Investment Income				0.13	0.15	0.11	—	0.09
Realized and Unrealized Gains (Losses) on Investments				(5.30)	2.08	1.55	(0.30)	2.40

Total From Investment Operations				(5.17)	2.23	1.66	(0.30)	2.49

Less Distributions:
Dividends (from net investment income)				(0.10)	(0.13)	(0.11)	—	(0.09)
Distributions (from net realized gains)				(1.59)	(0.66)	(0.82)	—	(0.42)

Total Distributions				(1.69)	(0.79)	(0.93)	—	(0.51)

Net Asset Value, End of Period	$			$8.83	$15.69	$14.25	$13.52	$13.82

Total Return[3]			%	(36.46)%	16.32%	12.70%	(2.17)%	21.43%

Ratio/Supplemental Data
Net Assets, End of Period (000)	$			$11,374	$17,868	$14,722	$14,318	$14,827
Ratio of Expenses to Average Net Assets			%	0.74%	0.75%	0.75%	0.75%	0.75%
Ratio of Net Investment Income to Average Net Assets			%	1.04%	1.02%	0.77%	0.26%	0.68%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	0.84%	0.81%	0.81%	0.80%	0.82%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)			%	0.94%	0.96%	0.71%	0.21%	0.61%
Portfolio Turnover Rate			%	15%	15%	7%	1%	15%

Class C Shares

Per Share Data
Net Asset Value, Beginning of Period		$8.64		$15.41	$14.03	$13.32	$13.63	$11.70

Investment Operations:
Net Investment Income (Loss)				0.04	0.04	—	(0.01)	(0.01)
Realized and Unrealized Gains (Losses) on Investments				(5.19)	2.03	1.55	(0.30)	2.38

Total From Investment Operations				(5.15)	2.07	1.55	(0.31)	2.37

Less Distributions:
Dividends (from net investment income)				(0.03)	(0.03)	(0.02)	—	(0.02)
Distributions (from net realized gains)				(1.59)	(0.66)	(0.82)	—	(0.42)

Total Distributions				(1.62)	(0.69)	(0.84)	—	(0.44)

Net Asset Value, End of Period	$			$8.64	$15.41	$14.03	$13.32	$13.63

Total Return[3]			%	(36.91)%	15.39%	11.96%	(2.27)%	20.60%

Ratio/Supplemental Data
Net Assets, End of Period (000)	$			$3,101	$5,287	$4,320	$3,388	$3,533
Ratio of Expenses to Average Net Assets			%	1.48%	1.50%	1.50%	1.50%	1.50%
Ratio of Net Investment Income (Loss) to Average Net Assets			%	0.30%	0.28%	0.02%	(0.49)%	(0.08)%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	1.58%	1.56%	1.56%	1.55%	1.57%
Ratio of Net Investment Income (Loss) to Average Net Assets (excluding waivers)			%	0.20%	0.22%	(0.04)%	(0.54)%	(0.15)%
Portfolio Turnover Rate			%	15%	15%	7%	1%	15%

[1]	Per share data calculated using average shares outstanding method.
[2]	For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.
[3]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

34
Prospectus – First American Index Funds

Financial Highlights

Mid Cap Index Fund continued

							Fiscal period	Fiscal year
							ended	ended
	Fiscal year ended October 31,						October 31,	September 30,
Class R Shares[4]	2009[1]			2008[1]	2007[1]	2006[1]	2005[1,2]	2005[1]
Per Share Data
Net Asset Value, Beginning of Period		$8.76		$15.60	$14.19	$13.48	$13.78	$11.83

Investment Operations:
Net Investment Income				0.10	0.11	0.07	—	0.04
Realized and Unrealized Gains (Losses) on Investments				(5.27)	2.07	1.55	(0.30)	2.41

Total From Investment Operations				(5.17)	2.18	1.62	(0.30)	2.45

Less Distributions:
Dividends (from net investment income)				(0.08)	(0.11)	(0.09)	—	(0.08)
Distributions (from net realized gains)				(1.59)	(0.66)	(0.82)	—	(0.42)

Total Distributions				(1.67)	(0.77)	(0.91)	—	(0.50)

Net Asset Value, End of Period	$			$8.76	$15.60	$14.19	$13.48	$13.78

Total Return[3]			%	(36.66)%	16.01%	12.40%	(2.18)%	21.09%

Ratio/Supplemental Data
Net Assets, End of Period (000)	$			$8,157	$5,913	$4,032	$131	$122
Ratio of Expenses to Average Net Assets			%	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of Net Investment Income to Average Net Assets			%	0.80%	0.78%	0.47%	0.01%	0.28%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	1.10%	1.06%	1.17%	1.20%	1.22%
Ratio of Net Investment Income (Loss) to Average Net Assets (excluding waivers)			%	0.70%	0.72%	0.30%	(0.19)%	0.06%
Portfolio Turnover Rate			%	15%	15%	7%	1%	15%

Class Y Shares

Per Share Data
Net Asset Value, Beginning of Period		$8.84		$15.70	$14.27	$13.53	$13.83	$11.84

Investment Operations:
Net Investment Income				0.17	0.19	0.15	0.01	0.12
Realized and Unrealized Gains (Losses) on Investments				(5.31)	2.07	1.56	(0.31)	2.41

Total From Investment Operations				(5.14)	2.26	1.71	(0.30)	2.53

Less Distributions:
Dividends (from net investment income)				(0.13)	(0.17)	(0.15)	—	(0.12)
Distributions (from net realized gains)				(1.59)	(0.66)	(0.82)	—	(0.42)

Total Distributions				(1.72)	(0.83)	(0.97)	—	(0.54)

Net Asset Value, End of Period	$			$8.84	$15.70	$14.27	$13.53	$13.83

Total Return[3]			%	(36.31)%	16.52%	13.05%	(2.17)%	21.82%

Ratio/Supplemental Data
Net Assets, End of Period (000)	$			$177,038	$333,784	$333,636	$342,072	$353,354
Ratio of Expenses to Average Net Assets			%	0.49%	0.50%	0.50%	0.50%	0.50%
Ratio of Net Investment Income to Average Net Assets			%	1.29%	1.29%	1.03%	0.51%	0.92%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	0.59%	0.56%	0.56%	0.55%	0.57%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)			%	1.19%	1.23%	0.97%	0.46%	0.85%
Portfolio Turnover Rate			%	15%	15%	7%	1%	15%

[1]	Per share data calculated using average shares outstanding method.
[2]	For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.
[3]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
[4]	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

35
Prospectus – First American Index Funds

Financial Highlights

Small Cap Index Fund

							Fiscal period	Fiscal year
							ended	ended
	Fiscal year ended October 31,						October 31,	September 30,
Class A Shares	2009[1]			2008[1]	2007[1]	2006[1]	2005[1,2]	2005[1]
Per Share Data
Net Asset Value, Beginning of Period		$8.91		$15.37	$16.23	$14.12	$14.57	$13.38

Investment Operations:
Net Investment Income				0.13	0.14	0.07	—	0.07
Realized and Unrealized Gains (Losses) on Investments				(4.88)	1.13	2.56	(0.45)	2.17

Total From Investment Operations				(4.75)	1.27	2.63	(0.45)	2.24

Less Distributions:
Dividends (from net investment income)				(0.10)	(0.12)	(0.10)	—	(0.06)
Distributions (from net realized gains)				(1.61)	(2.01)	(0.42)	—	(0.99)

Total Distributions				(1.71)	(2.13)	(0.52)	—	(1.05)

Net Asset Value, End of Period	$			$8.91	$15.37	$16.23	$14.12	$14.57

Total Return[3]			%	(34.15)%	8.56%	19.02%	(3.09)%	17.08%

Ratio/Supplemental Data
Net Assets, End of Period (000)	$			$6,043	$9,109	$10,639	$10,067	$10,323
Ratio of Expenses to Average Net Assets			%	0.82%	0.83%	0.83%	0.83%	0.90%
Ratio of Net Investment Income to Average Net Assets			%	1.09%	0.92%	0.47%	0.27%	0.53%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	1.31%	1.12%	1.08%	1.01%	1.03%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)			%	0.60%	0.63%	0.22%	0.09%	0.40%
Portfolio Turnover Rate			%	19%	12%	17%	—	23%

Class C Shares

Per Share Data
Net Asset Value, Beginning of Period		$8.66		$15.02	$15.92	$13.88	$14.34	$13.26

Investment Operations:
Net Investment Income (Loss)				0.04	0.03	(0.04)	(0.01)	(0.03)
Realized and Unrealized Gains (Losses) on Investments				(4.76)	1.10	2.51	(0.45)	2.10

Total From Investment Operations				(4.72)	1.13	2.47	(0.46)	2.07

Less Distributions:
Dividends (from net investment income)				(0.03)	(0.02)	(0.01)	—	—
Distributions (from net realized gains)				(1.61)	(2.01)	(0.42)	—	(0.99)

Total Distributions				(1.64)	(2.03)	(0.43)	—	(0.99)

Net Asset Value, End of Period	$			$8.66	$15.02	$15.92	$13.88	$14.34

Total Return[3]			%	(34.67)%	7.78%	18.15%	(3.21)%	15.84%

Ratio/Supplemental Data
Net Assets, End of Period (000)	$			$1,531	$2,916	$2,662	$2,068	$2,256
Ratio of Expenses to Average Net Assets			%	1.57%	1.58%	1.58%	1.58%	1.65%
Ratio of Net Investment Income (Loss) to Average Net Assets			%	0.34%	0.17%	(0.28)%	(0.48)%	(0.23)%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	2.06%	1.87%	1.83%	1.76%	1.78%
Ratio of Net Investment Loss to Average Net Assets (excluding waivers)			%	(0.15)%	(0.12)%	(0.53)%	(0.66)%	(0.36)%
Portfolio Turnover Rate			%	19%	12%	17%	—	23%

[1]	Per share data calculated using average shares outstanding method.
[2]	For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.
[3]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

36
Prospectus – First American Index Funds

Financial Highlights

Small Cap Index Fund continued

							Fiscal period	Fiscal year
							ended	ended
	Fiscal year ended October 31,						October 31,	September 30,
Class R Shares[4]	2009[1]			2008[1]	2007[1]	2006[1]	2005[1,2]	2005[1]
Per Share Data
Net Asset Value, Beginning of Period		$8.76		$15.16	$16.04	$13.97	$14.43	$13.31

Investment Operations:
Net Investment Income				0.10	0.11	0.03	—	0.04
Realized and Unrealized Gains (Losses) on Investments				(4.81)	1.11	2.53	(0.46)	2.11

Total From Investment Operations				(4.71)	1.22	2.56	(0.46)	2.15

Less Distributions:
Dividends (from net investment income)				(0.08)	(0.09)	(0.07)	—	(0.04)
Distributions (from net realized gains)				(1.61)	(2.01)	(0.42)	—	(0.99)

Total Distributions				(1.69)	(2.10)	(0.49)	—	(1.03)

Net Asset Value, End of Period	$			$8.76	$15.16	$16.04	$13.97	$14.43

Total Return[3]			%	(34.33)%	8.34%	18.75%	(3.19)%	16.45%

Ratio/Supplemental Data
Net Assets, End of Period (000)	$			$1,121	$703	$280	$23	$11
Ratio of Expenses to Average Net Assets			%	1.08%	1.08%	1.08%	1.08%	1.15%
Ratio of Net Investment Income to Average Net Assets			%	0.87%	0.71%	0.23%	0.02%	0.30%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	1.57%	1.37%	1.47%	1.41%	1.43%
Ratio of Net Investment Income (Loss) to Average Net Assets (excluding waivers)			%	0.38%	0.43%	(0.16)%	(0.31)%	0.02%
Portfolio Turnover Rate			%	19%	12%	17%	—	23%

Class Y Shares

Per Share Data
Net Asset Value, Beginning of Period		$8.92		$15.37	$16.23	$14.12	$14.57	$13.43

Investment Operations:
Net Investment Income				0.16	0.18	0.11	0.01	0.11
Realized and Unrealized Gains (Losses) on Investments				(4.88)	1.13	2.55	(0.46)	2.12

Total From Investment Operations				(4.72)	1.31	2.66	(0.45)	2.23

Less Distributions:
Dividends (from net investment income)				(0.12)	(0.16)	(0.13)	—	(0.10)
Distributions (from net realized gains)				(1.61)	(2.01)	(0.42)	—	(0.99)

Total Distributions				(1.73)	(2.17)	(0.55)	—	(1.09)

Net Asset Value, End of Period	$			$8.92	$15.37	$16.23	$14.12	$14.57

Total Return[3]			%	(33.95)%	8.84%	19.32%	(3.09)%	16.93%

Ratio/Supplemental Data
Net Assets, End of Period (000)	$			$54,932	$114,343	$135,802	$153,572	$164,156
Ratio of Expenses to Average Net Assets			%	0.57%	0.58%	0.58%	0.58%	0.65%
Ratio of Net Investment Income to Average Net Assets			%	1.33%	1.16%	0.72%	0.52%	0.78%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	1.06%	0.87%	0.83%	0.76%	0.78%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)			%	0.84%	0.87%	0.47%	0.34%	0.65%
Portfolio Turnover Rate			%	19%	12%	17%	—	23%

[1]	Per share data calculated using average shares outstanding method.
[2]	For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.
[3]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
[4]	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

37
Prospectus – First American Index Funds

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

The Statement of Additional Information (SAI) provides more details about the funds and their policies and is incorporated into this prospectus by reference (which means that it is legally part of this prospectus).

Additional information about the funds’ investments is available in the funds’ annual and semi-annual reports to shareholders. In the funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds’ performance during their last fiscal year.

You can obtain a free copy of the funds’ most recent annual or semi-annual reports or the SAI, request other information about the funds, or make other shareholder inquiries by calling Investor Services at 800 677-3863 (FUND) or by contacting the funds at the address [below]. Annual or semi-annual reports and the SAI are also available on the funds’ Internet site at www.firstamericanfunds.com.

Information about the funds (including the SAI) can also be reviewed and copied at the Securities and Exchange Commission’s (SEC) Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 1-202-551-8090. Reports and other information about the funds are also available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, or you can obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

SEC file number: 811-05309	PROINDX 2/10

First American Quantitative Funds

February 26, 2010	Prospectus
First American Investment Funds, Inc.

Share Classes/Ticker Symbols
Fund	Class A	Class C	Class Y

Quantitative Large Cap Core Fund	FQCAX	FQCCX	FQCYX
Quantitative Large Cap Growth Fund	FQGAX	FQGCX	FQGYX
Quantitative Large Cap Value Fund	FQVAX	FQVCX	FQVYX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of these funds, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

Table of
Contents

Fund Summaries	1

Quantitative Large Cap Core Fund	1

Quantitative Large Cap Growth Fund	4

Quantitative Large Cap Value Fund	7

Additional Summary Information	10

More about the Funds	11

Investment Objectives	11

Investment Strategies	11

Investment Risks	11

Fund Management	13

Investment Advisor	13

Portfolio Managers	13

Shareholder Information	15

Pricing of Fund Shares	15

Choosing a Share Class	15

Determining Your Share Price	16

Purchasing Fund Shares	18

Redeeming Fund Shares	19

Exchanging Fund Shares	20

Additional Information on Purchasing, Redeeming, and Exchanging Shares	21

Dividends and Distributions	23

Taxes	23

Compensation Paid to Financial Intermediaries	24

Staying Informed	25

Financial Highlights	26

Fund Summaries

Quantitative Large Cap Core Fund

Investment Objective

Quantitative Large Cap Core Fund’s objective is to provide, over the long term, a total return that exceeds the total return of the Standard & Poor’s 500 Index (S&P 500 Index).

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in First American funds. More information about these and other discounts is available from your financial professional and under “Determining Your Share Price” on page    of the prospectus and “Reducing Class A Sales Charges” on page    of the statement of additional information.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class C	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)[1]	None	1.00%	None

Annual Low Balance Account Fee (for accounts under $500)	$15	$15	$15

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.30%	0.30%	0.30%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None

Other Expenses	. %	. %	. %

Acquired Fund Fees and Expenses[2]	. %	. %	. %

Total Annual Fund Operating Expenses	. %	. %	. %

Less Fee Waivers[3]	(. )%	(. )%	(. )%

Net Expenses[3]	. %	. %	. %

Example:  This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		Class C	Class C
		assuming	assuming no
		redemption	redemption
		at end of	at end of
	Class A	each period	each period	Class Y
1 year	$	$	$	$

3 years	$	$	$	$

5 years	$	$	$	$

10 years	$	$	$	$

[1]	Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge (CDSC). The CDSC on Class C shares applies only to redemptions within one year of purchase.

[2]	In addition to the operating expenses that the fund bears directly, the fund’s shareholders indirectly bear the expenses of affiliated and unaffiliated funds in which the fund invests (the “acquired funds”). Since acquired fund fees and expenses are not directly borne by the fund, they are not reflected in the fund’s financial statements, with the result that the information presented in the expense table will differ from that presented in the “Financial Highlights” section of the prospectus.

[3]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through February 28, 2011, so that total annual fund operating expenses, after waivers and excluding any acquired fund fees and expenses, do not exceed 0.70%, 1.45%, and 0.45%, respectively, for Class A, Class C, and Class Y shares. These fee waivers and expense reimbursements may be terminated at any time after February 28, 2011, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.

1
Prospectus – First American Quantitative Funds

Fund Summaries

Quantitative Large Cap Core Fund continued

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was     % of the average value of its portfolio. The fund trades portfolio securities frequently, generally resulting in an annual portfolio turnover rate in excess of 100%.

Principal Investment Strategies

Quantitative Large Cap Core Fund invests, under normal market conditions, at least 80% of its net assets plus the amount of any borrowings for investment purposes in common stocks of large-capitalization companies. The fund defines large-capitalization companies as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies in the S&P 500 Index. The S&P 500 Index is an unmanaged index of 500 stocks chosen for market size, liquidity and industry group representation, with a focus on the large cap segment of the market. The market capitalizations of companies in the S&P 500 Index ranged from approximately $      million to $      billion as of December 31, 2009, with an average market capitalization of approximately $      billion. Although the fund may from time to time emphasize smaller or larger capitalization companies within this range as a result of the quantitative process discussed below, the advisor anticipates that generally the fund’s capitalization weightings will be similar to those of the S&P 500 Index. The fund’s investments may include common stocks of foreign issuers which are listed on a U.S. stock exchange.

The fund is actively managed using a proprietary quantitative process which projects a stock’s performance based upon a variety of factors, such as the stock’s growth or value style, market capitalization, earnings volatility, earnings yield, financial leverage and currency sensitivity. This process tracks the historical performance of each of these factors against relevant economic and market variables, and then determines how each of the factors is expected to perform given today’s economic conditions. The process then measures the relative sensitivity of each of the stocks in the fund’s investable universe to the various factors and projects each stock’s performance based on this sensitivity. Stocks are selected for purchase or sale using an optimization formula which is designed to maximize the fund’s overall projected return within the constraints that have been established to limit the fund’s tracking error as compared to the S&P 500 Index.

The fund may buy and sell stock index futures contracts. The fund may use futures contracts to manage market or business risk or enhance the fund’s return. The fund may also invest in exchange-traded funds in order to reduce cash balances in the fund and increase the level of fund assets exposed to common stocks.

Principal Risks

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Active Quantitative Management Risk — Because the fund is actively managed using the quantitative process described above, the fund could underperform other mutual funds with similar investment objectives.

Additional Expenses — When the fund invests in exchange-traded funds, you bear both your proportionate share of fund expenses and, indirectly, the expenses of the exchange-traded funds.

Common Stock Risk — Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Foreign Security Risk — Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with securities of domestic issuers. For example, prices of such securities are influenced by currency fluctuations, and political or social instability or diplomatic developments in the issuer’s country could adversely affect the securities.

Futures Contract Risk — The use of futures contracts involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Futures contracts may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in futures contracts could have a large impact on performance.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-FUND.

2
Prospectus – First American Quantitative Funds

Fund Summaries

Quantitative Large Cap Core Fund continued

The bar chart shows you the variability of the fund’s performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. Sales charges are not reflected in the chart; if they were, returns would be lower.

The table shows the variability of the fund’s average annual returns and how they compare over different time periods to that of the fund’s benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

AVERAGE ANNUAL TOTAL RETURNS	Inception		Since
AS OF 12/31/09	Date	One Year	Inception

Quantitative Large Cap Core Fund

Class A (return before taxes)	7/31/07	%	N/A

Class A (return after taxes on distributions)		%	N/A

Class A (return after taxes on distributions and sale of fund shares)		%	N/A

Class C (return before taxes)	7/31/07	%	N/A

Class Y (return before taxes)	7/31/07	%	N/A

S&P 500 Index[1] (reflects no deduction for fees, expenses, or taxes)		%	%

[1]	An unmanaged market-capitalization weighted index based on the average weighted performance of 500 widely held large-cap common stocks.

Investment Advisor

FAF Advisors, Inc.

Portfolio Managers

	Title	Portfolio manager of fund since:

Walter A. French	Senior Equity Portfolio Manager	July 2007
David R. Cline	Senior Equity Portfolio Manager	July 2007
David A. Friar	Equity Portfolio Manager	July 2007
Keith B. Hembre	Chief Economist & Chief Investment Strategist	July 2007

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page    of the prospectus.

3
Prospectus – First American Quantitative Funds

Fund Summaries

Quantitative Large Cap Growth Fund

Investment Objective

Quantitative Large Cap Growth Fund’s objective is to provide, over the long term, a total return that exceeds the total return of the Russell 1000 Growth Index.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in First American funds. More information about these and other discounts is available from your financial professional and under “Determining Your Share Price” on page    of the prospectus and “Reducing Class A Sales Charges” on page    of the statement of additional information.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class C	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)[1]	None	1.00%	None

Annual Low Balance Account Fee (for accounts under $500)	$15	$15	$15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.30%	0.30%	0.30%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None

Other Expenses	. %	. %	. %

Acquired Fund Fees and Expenses[2]	. %	. %	. %

Total Annual Fund Operating Expenses	. %	. %	. %

Less Fee Waivers[3]	(. )%	(. )%	(. )%

Net Expenses[3]	. %	. %	. %

Example:  This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		Class C	Class C
		assuming	assuming no
		redemption	redemption
		at end of	at end of
	Class A	each period	each period	Class Y
1 year	$	$	$	$

3 years	$	$	$	$

5 years	$	$	$	$

10 years	$	$	$	$

[1]	Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge (CDSC). The CDSC on Class C shares applies only to redemptions within one year of purchase.

[2]	In addition to the operating expenses that the fund bears directly, the fund’s shareholders indirectly bear the expenses of affiliated and unaffiliated funds in which the fund invests (the “acquired funds”). Since acquired fund fees and expenses are not directly borne by the fund, they are not reflected in the fund’s financial statements, with the result that the information presented in the expense table will differ from that presented in the “Financial Highlights” section of the prospectus.

[3]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through February 28, 2011, so that total annual fund operating expenses, after waivers and excluding any acquired fund fees and expenses, do not exceed 0.70%, 1.45%, and 0.45%, respectively, for Class A, Class C, and Class Y shares. These fee waivers and expense reimbursements may be terminated at any time after February 28, 2011, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.

4
Prospectus – First American Quantitative Funds

Fund Summaries

Quantitative Large Cap Growth Fund continued

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was     % of the average value of its portfolio. The fund trades portfolio securities frequently, generally resulting in an annual portfolio turnover rate in excess of 100%.

Principal Investment Strategies

Quantitative Large Cap Growth Fund invests, under normal market conditions, at least 80% of its net assets plus the amount of any borrowings for investment purposes in common stocks of large-capitalization companies. The fund defines large-capitalization companies as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies in the Russell 1000 Index. The Russell 1000 Index is an unmanaged index of the 1,000 largest companies in the Russell 3000 Index (an index of the 3,000 largest companies in the United States, based on total market capitalization), which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The market capitalizations of companies in the Russell 1000 Index ranged from approximately $      million to $      billion as of December 31, 2009, with an average market capitalization of approximately $      billion. Although the fund may from time to time emphasize smaller or larger capitalization companies within this range as a result of the quantitative process discussed below, the advisor anticipates that generally the fund’s capitalization weightings will be similar to those of the Russell 1000 Index. The fund’s investments may include common stocks of foreign issuers which are listed on a U.S. stock exchange.

In selecting common stocks, the advisor will emphasize companies that are included in the Russell 1000 Growth Index. The Russell 1000 Growth Index consists of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

The fund is actively managed using a proprietary quantitative process which projects a stock’s performance based upon a variety of factors, such as the stock’s growth or value style, market capitalization, earnings volatility, earnings yield, financial leverage and currency sensitivity. This process tracks the historical performance of each of these factors against relevant economic and market variables, and then determines how each of the factors is expected to perform given today’s economic conditions. The process then measures the relative sensitivity of each of the stocks in the fund’s investable universe to the various factors and projects each stock’s performance based on this sensitivity. Stocks are selected for purchase or sale using an optimization formula which is designed to maximize the fund’s overall projected return within the constraints that have been established to limit the fund’s tracking error as compared to the Russell 1000 Growth Index.

The fund may buy and sell stock index futures contracts. The fund may use futures contracts to manage market or business risk or enhance the fund’s return. The fund may also invest in exchange-traded funds in order to reduce cash balances in the fund and increase the level of fund assets exposed to common stocks.

Principal Risks

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Active Quantitative Management Risk — Because the fund is actively managed using the quantitative process described above, the fund could underperform other mutual funds with similar investment objectives.

Additional Expenses — When the fund invests in exchange-traded funds, you bear both your proportionate share of fund expenses and, indirectly, the expenses of the exchange-traded funds.

Common Stock Risk — Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Foreign Security Risk — Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with securities of domestic issuers. For example, prices of such securities are influenced by currency fluctuations, and political or social instability or diplomatic development in the issuer’s country could adversely affect the securities.

Futures Contract Risk — The use of futures contracts involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Futures contracts may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in futures contracts could have a large impact on performance.

Growth Stock Risk — There is the risk that growth stocks may underperform other types of stocks and the market as a whole. In addition, growth stocks can be more volatile than other types of stocks.

5
Prospectus – First American Quantitative Funds

Fund Summaries

Quantitative Large Cap Growth Fund continued

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-FUND.

The bar chart shows you the variability of the fund’s performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. Sales charges are not reflected in the chart; if they were, returns would be lower.

The table shows the variability of the fund’s average annual returns and how they compare over different time periods to that of the fund’s benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

AVERAGE ANNUAL TOTAL RETURNS	Inception		Since
AS OF 12/31/09	Date	One Year	Inception

Quantitative Large Cap Growth Fund

Class A (return before taxes)	7/31/07	%	N/A

Class A (return after taxes on distributions)		%	N/A

Class A (return after taxes on distributions and sale of fund shares)		%	N/A

Class C (return before taxes)	7/31/07	%	N/A

Class Y (return before taxes)	7/31/07	%	N/A

Russell 1000 Growth Index[1] (reflects no deduction for fees, expenses, or taxes)		%	%

[1]	An unmanaged index that measures the performance of those companies in the Russell 1000 Index (a large-cap index) with higher price-to-book ratios and higher forecasted growth values.

Investment Advisor

FAF Advisors, Inc.

Portfolio Managers

	Title	Portfolio manager of fund since:

Walter A. French	Senior Equity Portfolio Manager	July 2007
David R. Cline	Senior Equity Portfolio Manager	July 2007
David A. Friar	Equity Portfolio Manager	July 2007
Keith B. Hembre	Chief Economist & Chief Investment Strategist	July 2007

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page    of the prospectus.

6
Prospectus – First American Quantitative Funds

Fund Summaries

Quantitative Large Cap Value Fund

Investment Objective

Quantitative Large Cap Value Fund’s objective is to provide, over the long term, a total return that exceeds the total return of the Russell 1000 Value Index.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in First American funds. More information about these and other discounts is available from your financial professional and under “Determining Your Share Price” on page    of the prospectus and “Reducing Class A Sales Charges” on page    of the statement of additional information.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class C	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)[1]	None	1.00%	None

Annual Low Balance Account Fee (for accounts under $500)	$15	$15	$15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.30%	0.30%	0.30%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None

Other Expenses	. %	. %	. %

Acquired Fund Fees and Expenses[2]	. %	. %	. %

Total Annual Fund Operating Expenses	. %	. %	. %

Less Fee Waivers[3]	(. )%	(. )%	(. )%

Net Expenses[3]	. %	. %	.. %

Example:  This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		Class C	Class C
		assuming	assuming no
		redemption	redemption
		at end of	at end of
	Class A	each period	each period	Class Y
1 year	$	$	$	$

3 years	$	$	$	$

5 years	$	$	$	$

10 years	$	$	$	$

[1]	Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge (CDSC). The CDSC on Class C shares applies only to redemptions within one year of purchase.

[2]	In addition to the operating expenses that the fund bears directly, the fund’s shareholders indirectly bear the expenses of affiliated and unaffiliated funds in which the fund invests (the “acquired funds”). Since acquired fund fees and expenses are not directly borne by the fund, they are not reflected in the fund’s financial statements, with the result that the information presented in the expense table will differ from that presented in the “Financial Highlights” section of the prospectus.

[3]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through February 28, 2011, so that total annual fund operating expenses, after waivers and excluding any acquired fund fees and expenses, do not exceed 0.70%, 1.45%, and 0.45%, respectively, for Class A, Class C, and Class Y shares. These fee waivers and expense reimbursements may be terminated at any time after February 28, 2011, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.

7
Prospectus – First American Quantitative Funds

Fund Summaries

Quantitative Large Cap Value Fund continued

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was     % of the average value of its portfolio. The fund trades portfolio securities frequently, generally resulting in an annual portfolio turnover rate in excess of 100%.

Principal Investment Strategies

Quantitative Large Cap Value Fund invests, under normal market conditions, at least 80% of its net assets plus the amount of any borrowings for investment purposes in common stocks of large-capitalization companies. The fund defines large-capitalization companies as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies in the Russell 1000 Index. The Russell 1000 Index is an unmanaged index of the 1,000 largest companies in the Russell 3000 Index (an index of the 3,000 largest companies in the United States, based on total market capitalization), which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The market capitalizations of companies in the Russell 1000 Index ranged from approximately $      million to $      billion as of December 31, 2009, with an average market capitalization of approximately $      billion. Although the fund may from time to time emphasize smaller or larger capitalization companies within this range as a result of the quantitative process discussed below, the advisor anticipates that generally the fund’s capitalization weightings will be similar to those of the Russell 1000 Index. The fund’s investments may include common stocks of foreign issuers which are listed on a U.S. stock exchange.

In selecting common stocks, the advisor will emphasize companies that are included in the Russell 1000 Value Index. The Russell 1000 Value Index consists of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The fund is actively managed using a proprietary quantitative process which projects a stock’s performance based upon a variety of factors, such as the stock’s growth or value style, market capitalization, earnings volatility, earnings yield, financial leverage and currency sensitivity. This process tracks the historical performance of each of these factors against relevant economic and market variables, and then determines how each of the factors is expected to perform given today’s economic conditions. The process then measures the relative sensitivity of each of the stocks in the fund’s investable universe to the various factors and projects each stock’s performance based on this sensitivity. Stocks are selected for purchase or sale using an optimization formula which is designed to maximize the fund’s overall projected return within the constraints that have been established to limit the fund’s tracking error as compared to the Russell 1000 Value Index.

The fund may buy and sell stock index futures contracts. The fund may use futures contracts to manage market or business risk or enhance the fund’s return. The fund may also invest in exchange-traded funds in order to reduce cash balances in the fund and increase the level of fund assets exposed to common stocks.

Principal Risks

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Active Quantitative Management Risk — Because the fund is actively managed using the quantitative process described above, the fund could underperform other mutual funds with similar investment objectives.

Additional Expenses — When the fund invests in exchange-traded funds, you bear both your proportionate share of fund expenses and, indirectly, the expenses of the exchange-traded funds.

Common Stock Risk — Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Foreign Security Risk — Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with securities of domestic issuers. For example, prices of such securities are influenced by currency fluctuations, and political or social instability or diplomatic developments in the issuer’s country could adversely affect the securities.

Futures Contract Risk — The use of futures contracts involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Futures contracts may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in futures contracts could have a large impact on performance.

Value Stock Risk — There is a risk that value stocks may underperform other types of stocks and the market as a whole. Value stocks can continue to be undervalued by the market for long periods of time.

8
Prospectus – First American Quantitative Funds

Fund Summaries

Quantitative Large Cap Value Fund continued

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-FUND.

The bar chart shows you the variability of the fund’s performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. Sales charges are not reflected in the chart; if they were, returns would be lower.

The table shows the variability of the fund’s average annual returns and how they compare over different time periods to that of the fund’s benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

AVERAGE ANNUAL TOTAL RETURNS	Inception		Since
AS OF 12/31/09	Date	One Year	Inception

Quantitative Large Cap Value Fund

Class A (return before taxes)	7/31/07	%	N/A

Class A (return after taxes on distributions)		%	N/A

Class A (return after taxes on distributions and sale of fund shares)		%	N/A

Class C (return before taxes)	7/31/07	%	N/A

Class Y (return before taxes)	7/31/07	%	N/A

Russell 1000 Value Index[1] (reflects no deduction for fees, expenses, or taxes)		%	%

[1]	An unmanaged index that measures the performance of those companies in the Russell 1000 Index (a large-cap index) with lower price-to-book ratios and lower forecasted growth values.

Investment Advisor

FAF Advisors, Inc.

Portfolio Managers

	Title	Portfolio manager of fund since:

Walter A. French	Senior Equity Portfolio Manager	July 2007
David R. Cline	Senior Equity Portfolio Manager	July 2007
David A. Friar	Equity Portfolio Manager	July 2007
Keith B. Hembre	Chief Economist & Chief Investment Strategist	July 2007

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page    of the prospectus.

9
Prospectus – First American Quantitative Funds

Additional Summary Information

Purchase and Sale of Fund Shares

You may purchase or redeem shares of a fund on any day when the New York Stock Exchange (NYSE) is open, except that shares cannot be purchased by wire transfer on days that federally chartered banks are closed. Purchases, redemptions, and exchanges may be restricted in the event of an early or unscheduled close of the NYSE, as permitted by the Securities and Exchange Commission (SEC).

You can become a shareholder in any of the funds by making a minimum initial investment of $2,500 ($2,000 for Coverdell Education Savings Accounts). The minimum additional investment is $100. The funds reserve the right to waive or lower purchase minimums under certain circumstances and to reject any purchase order.

You can redeem shares through your financial intermediary or by contacting the funds at:

Phone	Regular Mail	Overnight Express Mail

800-677-FUND	First American Funds	First American Funds
	P.O. Box 3011	615 East Michigan Street
	Milwaukee, WI 53201-3011	Milwaukee, WI 53202

Tax Information

Dividends and capital gain distributions you receive from a fund are subject to federal income taxes and may also be subject to state and local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

10
Prospectus – First American Quantitative Funds

More about the Funds

Investment Objectives

The funds’ objectives, which are described in the “Fund Summaries” section, may be changed without shareholder approval. If a fund’s objective changes, you will be notified at least 60 days in advance. Please remember, there is no guarantee that any fund will achieve its objective.

Investment Strategies

The First American Quantitative Funds are designed to provide an alternative to the investment strategies used by index funds and traditional actively managed funds. Index funds are unmanaged and designed to very closely track the performance of a particular index. Traditional actively managed funds generally use fundamental research to pick stocks in an attempt to outperform a benchmark index. However, these funds often have a high “tracking error,” meaning their returns differ significantly, both positively and negatively, from index returns. Thus, while a traditional actively managed fund may have the potential to significantly outperform its benchmark index, there also is a considerable risk that it will significantly underperform that index. The First American Quantitative Funds are actively managed, but use a quantitative approach described above in the “Principal Investment Strategies” section of each Fund Summary. Using this quantitative approach to stock selection, each First American Quantitative Fund attempts to maintain a low tracking error as compared to its benchmark index, while producing higher returns than the index. Of course, there is no guarantee that any fund will achieve this goal.

The funds’ principal investment strategies, discussed in the “Fund Summaries” section, are the strategies that the funds’ investment advisor believes are most likely to be important in trying to achieve the funds’ objectives. This section provides information below about some additional strategies that the funds’ investment advisor uses, or may use, to achieve the funds’ objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the statement of additional information (SAI). For a copy of the SAI, call Investor Services at 800 677-FUND.

Large-Capitalization Companies

Each fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in common stocks of large-capitalization companies. A fund will provide you with at least 60 days’ notice of any change in this policy.

Securities Lending

Each fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions to generate additional income. When a fund loans its portfolio securities, it will receive cash collateral equal to at least 100% of the value of the loaned securities. Under the funds’ securities lending agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. The funds, however, will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. A fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet its obligations to the borrower.

Temporary Investments

In an attempt to respond to adverse market, economic, political, or other conditions, each fund may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities, including money market funds advised by the funds’ advisor. Being invested in these securities may keep a fund from participating in a market upswing and prevent the fund from achieving its investment objectives.

Investment Risks

The principal risks of investing in each fund are identified in the “Fund Summaries” section. These risks are further described below.

Active Quantitative Management Risk.  Each fund is actively managed using the quantitative process described under “Principal Investment Strategies” in each Fund Summary. Securities selected using this process could underperform the market as a whole as a result of the factors used in the process, the weight placed on each factor, and changes in the way each factor performs in today’s economic conditions as compared to the factor’s historical performance. Due to its active management, a fund could underperform its benchmark index or other mutual funds with similar investment objectives.

Common Stock Risk.  Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market. In addition, the types of stocks in which a particular fund invests, such as value stocks, growth stocks, and/or large-capitalization stocks, may underperform the market as a whole.

Foreign Security Risk.  Each fund may invest in dollar denominated foreign securities which are listed on a United States stock exchange. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. Even though these securities are traded in U.S. dollars, their prices are indirectly influenced by currency fluctuations.

11
Prospectus – First American Quantitative Funds

More about the Funds

Investment Risks continued

For certain foreign countries, political or social instability or diplomatic developments could adversely affect the securities. There is also the risk of loss due to governmental actions such as a change in tax statutes or the modification of individual property rights. In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy.

Futures Contract Risk.  The use of stock index futures contracts exposes a fund to additional risks and transaction costs. Additional risks include leverage risk, which is the risk that adverse price movements in the index could result in a loss substantially greater than the fund’s initial investment in the instrument; the risk of an imperfect correlation between the price of the futures contract and the prices of the securities in the index; and the possible absence of a liquid secondary market for the futures contract or possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired.

12
Prospectus – First American Quantitative Funds

Fund Management

Investment Advisor

FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, MN 55402

FAF Advisors provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of December 31, 2009, FAF Advisors had more than $      billion in assets under management, including investment company assets of more than $      billion. As investment advisor, FAF Advisors manages the funds’ business and investment activities, subject to the authority of the funds’ board of directors.

Each fund pays the investment advisor a monthly management fee for providing investment advisory services equal, on an annual basis, to 0.30% of the fund’s average daily net assets. [The advisor waived all management fees for the funds’ most recently completed fiscal period.]

A discussion regarding the basis for the board’s approval of the funds’ investment advisory agreement appears in the funds’ annual report to shareholders for the fiscal year ended October 31, 2009.

Additional Compensation

FAF Advisors, U.S. Bank National Association (U.S. Bank) and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American funds. As described above, FAF Advisors receives compensation for acting as the funds’ investment advisor. FAF Advisors, U.S. Bank and their affiliates also receive compensation from the funds as set forth below.

Administration Services.  FAF Advisors and its affiliate, U.S. Bancorp Fund Services, LLC (Fund Services), act as the funds’ administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services and shareholder services. For such services, each fund pays FAF Advisors the fund’s pro rata portion of up to 0.25% of the aggregate average daily net assets of all open-end funds in the First American family of funds. FAF Advisors pays Fund Services a portion of its fee, as agreed to from time to time. In addition to these fees, the funds may reimburse FAF Advisors for any out-of-pocket expenses incurred in providing administration services.

Custody Services.  U.S. Bank provides custody services to each fund and is paid monthly fees equal, on an annual basis, to 0.005% of each fund’s average daily net assets.

Distribution Services.  Quasar Distributors, LLC, an affiliate of FAF Advisors, receives distribution and shareholder servicing fees for acting as the funds’ distributor.

Securities Lending Services.  In connection with lending their portfolio securities, the funds pay fees to U.S. Bank of up to 25% of each fund’s net income from these securities lending transactions. In addition, collateral for securities on loan will be invested in a money market fund administered by FAF Advisors and FAF Advisors will receive an administration fee equal to 0.02% of such fund’s average daily net assets.

Transfer Agency Services.  Fund Services provides transfer agency and dividend disbursing services, as well as certain shareholder services, to the funds. Fund Services receives fees for transfer agency and dividend disbursing services on a per shareholder account basis, subject to a minimum fee per share class. In addition, the funds may reimburse Fund Services for any out-of-pocket expenses incurred in providing transfer agency services.

Other Compensation.  To the extent that fund shares are held through U.S. Bank or its broker-dealer affiliate, U.S. Bancorp Investments, Inc., those entities may receive distribution and/or shareholder servicing fees from the funds’ distributor as well as other payments from the funds’ distributor and/or advisor as described below under “Shareholder Information — Compensation Paid to Financial Intermediaries — Additional Payments to Financial Intermediaries.”

Portfolio Managers

The portfolio managers primarily responsible for the each fund’s management are Walter A. French, David R. Cline, David A. Friar, and Keith B. Hembre.

•	Walter A. French is Senior Equity Portfolio Manager. He has served as the primary portfolio manager for each fund since the funds’ inception in July 2007. Mr. French entered the financial services industry in 1974 and joined FAF Advisors in 1999.
•	David R. Cline is Senior Equity Portfolio Manager. He has served as a co-manager for each fund since the funds’ inception in July 2007. Mr. Cline entered the financial services industry when he joined FAF Advisors in 1989.
•	David A. Friar is Equity Portfolio Manager. He has served as a co-manager for each fund since the funds’ inception in July 2007. Mr. Friar entered the financial services industry in 1998 and joined FAF Advisors in 1999.

13
Prospectus – First American Quantitative Funds

Fund Management

Portfolio Managers continued

•	Keith B. Hembre, CFA, is the Chief Economist and Chief Investment Strategist. He has served as a co-manager for each fund since the funds’ inception in July 2007. Mr. Hembre entered the financial services industry in 1992 and joined FAF Advisors in 1997.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the funds.

14
Prospectus – First American Quantitative Funds

Shareholder Information

Pricing of Fund Shares

You may purchase, redeem, or exchange shares of the funds on any day when the New York Stock Exchange (NYSE) is open, except that shares cannot be purchased by wire transfer on days that federally chartered banks are closed. Purchases, redemptions and exchanges may be restricted in the event of an early or unscheduled close of the NYSE, as permitted by the SEC.

The funds have authorized certain investment professionals and financial institutions (“financial intermediaries”) to accept purchase, redemption, or exchange orders on their behalf. Your purchase or redemption price will be based on the net asset value (NAV) per share next calculated by the funds after your order is received by the funds or an authorized financial intermediary in proper form. Exchanges are also based on the NAV per share next calculated by the fund after your exchange request is received in proper form. See “Additional Information on Purchasing, Redeeming and Exchanging Shares — Calculating Net Asset Value” below. Contact your financial intermediary to determine the time by which it must receive your order to be assured same day processing. To make sure your order is in proper form, you must follow the instructions set forth below under “Purchasing Fund Shares,” “Redeeming Fund Shares,” or “Exchanging Fund Shares.”

Some financial intermediaries may charge a fee for helping you purchase, redeem, or exchange shares. Contact your financial intermediary for more information. No such fee will be imposed if you purchase shares directly from the funds.

Choosing a Share Class

The funds issue their shares in three classes with each class having a different cost structure. As noted below, only certain eligible investors can purchase Class Y shares of the funds, whereas Class A and Class C shares (the “Retail Share Classes”) are generally available to investors. You should decide which share class best suits your needs.

Eligibility to Invest in Class Y Shares

Class Y shares generally are offered to group retirement and employee benefit plans and to certain persons who are charged fees for advisory, investment, consulting or similar services by a financial intermediary or other service provider. Such persons may include, but are not limited to, individuals, corporations, and endowments.

Class Share Overview

	Front-End		Contingent Deferred
	Sales Charge		Sales Charge		Annual 12b-1 Fees
	(FESC)		(CDSC)		(as a % of net assets)

Class A	5.50%	[1]	None	[2]	0.25%
Class C3	None		1.00%	[4]	1.00%
Class Y	None		None		None

[1]	The FESC is reduced for larger purchases. See “Determining Your Share Price — Class A Shares” below.
[2]	Class A share investments of $1 million or more on which no FESC is paid may be subject to a 1.00% CDSC.
[3]	Class C shares do not convert to Class A shares so they will continue to have higher annual expenses than Class A shares for as long as you hold them.
[4]	A 1.00% CDSC applies if you redeem your Class C shares within 12 months of purchase.

Among the Retail Share Classes, Class A shares may be a better choice if your investment qualifies for a reduced sales charge. You should not place Class C share orders that would cause your total investment in First American funds Class A, Class B, and Class C shares (not including First American money market funds) to equal or exceed $1 million, using the aggregation principles discussed below under “Determining Your Share Price — Class A Shares — Reducing Your Sales Charge on Class A Shares.” To the extent operationally possible, these orders will be automatically rejected.

Class Y shares are generally a better choice than a Retail Share Class if you are eligible to purchase this share class.

12b-1 Fees

Each fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act that allows the fund to pay its distributor an annual fee for the distribution and sale of its shares and/or for services provided to shareholders. The funds do not pay 12b-1 fees on Class Y shares. The 12b-1 fees paid by the funds are designated as distribution fees and/or shareholder servicing fees, as described here.

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	Annual 12b-1 Fees
	(as a % of
	average daily net assets)
	Distribution	Shareholder
	Fee	Servicing Fee

Class A	None	0.25%
Class C	0.75%	0.25%
Class Y	None	None

Because 12b-1 fees are paid out of a fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Determining Your Share Price

Because the current prospectus and SAI are available on First American funds’ website free of charge, we do not disclose the following share class information separately on the website.

Class A Shares

Your purchase price for Class A shares is typically the net asset value of your shares, plus a front-end sales charge. Sales charges vary depending on the amount of your purchase. The sales charge you pay may differ slightly from the amount set forth below because of rounding that occurs in the calculation used to determine your sales charge.

	Sales Charge
	As a % of	As a % of Net
Purchase Amount	Offering Price	Amount Invested

Less than $50,000	5.50%	5.82%
$50,000 - $99,999	4.50%	4.71%
$100,000 - $249,999	3.50%	3.63%
$250,000 - $499,999	2.50%	2.56%
$500,000 - $999,999	2.00%	2.04%
$1 million and over	0.00%	0.00%

Reducing Your Sales Charge on Class A Shares.  As shown in the preceding table, larger purchases of Class A shares reduce the percentage sales charge you pay. In determining whether you are entitled to pay a reduced sales charge, you may aggregate certain other purchases with your current purchase, as follows.

Prior Purchases.  Prior purchases of Class A, Class B, and Class C shares of any First American Fund (except a money market fund) will be factored into your sales charge calculation. You will receive credit for the current net asset value of the other Class A, Class B, and Class C shares you hold at the time of your purchase, including shares held in individual retirement, custodial or personal trust accounts. For example, let’s say you’re making a $10,000 investment and you already own other First American fund Class A shares that are currently valued at $45,000. You will receive credit for the current value of these shares and your sales charge will be based on a total purchase amount of $55,000. If the current net asset value of your shares is less than their original purchase price, you may receive credit for their original purchase price instead, but only if you provide a written request to the funds and provide them with the records necessary to demonstrate the shares’ purchase price.

Purchases by Related Accounts.  Concurrent and prior purchases by certain other accounts of Class A, Class B, and Class C shares of any First American fund (except a money market fund) also will be combined with your purchase to determine your sales charge. The fund will combine purchases made by you, your spouse or domestic partner, and your dependent children when it calculates the sales charge, including purchases in individual retirement, custodial and personal trust accounts.

Letter of Intent.  If you plan to make an aggregate investment of $50,000 or more over a 13-month period in Class A or Class C shares of one or more First American funds, other than the money market funds, you may reduce your sales charge for Class A purchases by signing a non-binding letter of intent. If you do not fulfill the letter of intent, you must pay the applicable sales charge. In addition, if you reduce your sales charge to zero under a letter of intent and then sell your Class A shares within 18 months of their purchase, you may be charged a CDSC of 1%. See “Class A Share Investments of Over $1 Million” below.

It is your responsibility to determine whether you are entitled to pay a reduced sales charge. The fund is not responsible for making this determination. To receive a reduced sales charge, you must notify the fund at the time of the purchase order that a quantity discount may apply to

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your current purchase. If you purchase shares by mail, you must notify the fund in writing. Otherwise, simply inform your financial intermediary, or Investor Services if you are purchasing shares directly from the funds, and they will notify the fund.

You should provide your financial intermediary with information or records regarding any other accounts in which there are holdings eligible to be aggregated, including:

•	All of your accounts at your financial intermediary.
•	All of your accounts at any other financial intermediary.
•	All accounts of any related party (such as a spouse or dependent child) held with any financial intermediary.

You should keep the records necessary to demonstrate the purchase price of shares held in these accounts since neither the fund and its transfer agent nor your financial intermediary may have this information.

More information on these ways to reduce your sales charge appears in the SAI.

Purchasing Class A Shares Without a Sales Charge.  The following persons may purchase a fund’s Class A shares at net asset value without a sales charge:

•	Directors, full-time employees and retirees of the advisor and its affiliates.
•	Current and retired officers and directors of the funds.
•	Full-time employees of any broker-dealer authorized to sell fund shares.
•	Full-time employees of the fund’s counsel.
•	Members of the immediate families of any of the foregoing (i.e., a spouse or domestic partner and any dependent children).
•	Persons who purchase the funds through “one-stop” mutual fund networks through which the funds are made available.
•	Persons participating in a fee-based program sponsored and maintained by a registered broker-dealer.
•	Trust companies and bank trust departments acting in a fiduciary, advisory, agency, custodial or similar capacity.
•	Group retirement and employee benefit plans.

In addition, persons who hold shares of a First American money market fund acquired pursuant to a prior arrangement under which the money market fund had served as a cash investment option for another mutual fund family may exchange those shares (including shares representing reinvested dividends) for Class A shares at net asset value without a sales charge.

You must notify the funds or your financial intermediary if you are eligible to purchase Class A shares without a sales charge.

Reinvesting After a Redemption.  If you redeem Class A shares of a First American fund (except money market fund shares on which you have not paid a sales charge), you may reinvest in Class A shares of that fund or another First American fund within 180 days without a sales charge. To reinvest in Class A shares at net asset value (without paying a sales charge), you must notify the fund directly in writing or notify your financial intermediary.

Class A Share Investments of Over $1 Million.  There is no initial sales charge on Class A share purchases of $1 million or more (including purchases that reach the $1 million level as a result of aggregating prior purchases and purchases by related accounts). However, your financial intermediary may receive a commission of up to 1% on your purchase. If such a commission is paid, you will be assessed a CDSC of up to 1% if you sell your shares within 18 months. The CDSC you pay may differ slightly from this amount because of rounding that occurs in the calculation used to determine your CDSC. To find out whether you will be assessed a CDSC, ask your financial intermediary.

The CDSC is based on the value of your shares at the time of purchase in the case of a partial redemption. If you redeem all of your shares, the CDSC is based on the value of your shares at the time of purchase or at the time of redemption, whichever is less. The charge does not apply to shares you acquired by reinvesting your dividend or capital gain distributions. To help lower your costs, Class A shares that are not subject to a CDSC will be redeemed first. The CDSC will be waived in the circumstances described below under “Waiving Contingent Deferred Sales Charges.”

Class C Shares

Your purchase price for Class C shares is their net asset value — there is no front-end sales charge. However, if you redeem your shares within 12 months of purchase, you will be assessed a CDSC of 1% of the value of your shares at the time of purchase or at the time of sale, whichever is less. The CDSC you pay may differ slightly from this amount because of rounding that occurs in the calculation used to determine your CDSC. The CDSC does not apply to shares you acquired by reinvesting your dividend or capital gain distributions. To help lower your costs, Class C shares that are not subject to a CDSC will be redeemed first. The CDSC will be waived in the circumstances described below under “Waiving Contingent Deferred Sales Charges.”

Retirement Plan Availability of Class C Shares.  Class C shares are available to individual plans and certain smaller group plans, such as SIMPLE, SEP, and Solo 401(k) plans. Class C shares are not available to certain employer-sponsored plans, such as 401(k), employer-sponsored 403(b), money purchase and profit sharing plans, except for those plans invested in Class C shares of the First American funds prior to July 20, 2007.

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Waiving Contingent Deferred Sales Charges

CDSCs on Class A and Class C share redemptions will be waived for:

•	Redemptions following the death or disability (as defined in the Internal Revenue Code) of a shareholder.
•	Redemptions that equal the minimum required distribution from an IRA or other retirement plan to a shareholder who has reached the age of 70 1/2.
•	Redemptions through a systematic withdrawal plan, at a rate of up to 12% a year of your account’s value. The systematic withdrawal limit will be based on the market value of your account at the time of each withdrawal.
•	Redemptions required as a result of over-contribution to an IRA plan.

Class Y Shares

Your purchase price for Class Y shares is their net asset value. This share class does not have a front-end sales charge or a CDSC.

Purchasing Fund Shares

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. As a result, when you open an account, we will ask for your name, permanent street address, date of birth, and social security or taxpayer identification number. Addresses containing a P.O. Box only will not be accepted. We may also ask for other identifying documents or information.

Purchasing Class A and Class C Shares

You can become a shareholder in any of the funds by making a minimum initial investment of $2,500 ($2,000 for Coverdell Education Savings Accounts). The minimum additional investment is $100.

The funds reserve the right to waive or lower purchase minimums under certain circumstances and to reject any purchase order.

By Phone.  You can purchase shares by calling your financial intermediary, if it has a sales agreement with the funds’ distributor. Once the initial minimum investment has been made, you can also place purchase orders in amounts equal to or greater than the minimum additional investment amount by calling Investor Services at 800 677-FUND. Funds will be transferred electronically from your bank account through the Automated Clearing House (ACH) network. Before making a purchase by electronic funds transfer, you must submit a new account form to the funds and elect this option. Be sure to include all of your banking information on the form.

By Wire.  You can purchase shares by making a wire transfer from your bank. Before making an initial investment by wire, you must submit a new account form to the funds. After receiving your form, a service representative will contact you with your account number and wiring instructions. Your order will be priced at the next NAV, or public offering price as applicable based on your share class, calculated after the funds’ custodian receives your payment by wire. Before making any additional purchases by wire, you should call Investor Services at 800 677-FUND. You cannot purchase shares by wire on days when federally chartered banks are closed.

By Mail.  To purchase shares by mail, simply complete and sign a new account form, enclose a check made payable to the fund you wish to invest in, and mail both to:

Regular U.S. Mail:	Overnight Express Mail:

First American Funds	First American Funds
P.O. Box 3011	615 East Michigan Street
Milwaukee, WI 53201-3011	Milwaukee, WI 53202

After you have established an account, you may continue to purchase shares by mailing your check to First American Funds at the same address.

Please note the following:

•	All purchases must be drawn on a bank located within the United States and payable in U.S. dollars to First American Funds.
•	Cash, money orders, cashier’s checks in amounts less than $10,000, third-party checks, Treasury checks, credit card checks, traveler’s checks, starter checks, and credit cards will not be accepted. We are unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.
•	If a check or ACH transaction does not clear your bank, the funds reserve the right to cancel the purchase, and you may be charged a fee of $25 per check or transaction. You could be liable for any losses or fees incurred by the fund as a result of your check or ACH transaction failing to clear.

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By Systematic Investment Plan.  After you have established an account, you may add to your investment on a regular basis:

•	by having $100 or more automatically withdrawn from your bank account on a periodic basis and invested in additional shares of the fund, or
•	through automatic monthly exchanges into the fund from another First American fund of the same class.

You may apply for participation in either of these programs through your financial intermediary or by calling Investor Services at 800 677-FUND.

Purchasing Class Y Shares

You may purchase Class Y shares by calling your financial intermediary. When purchasing shares, payment must generally be made by wire transfer, which can be arranged by your financial intermediary. You cannot purchase shares by wire on days when federally chartered banks are closed. The funds reserve the right to impose minimum investment amounts on clients of financial intermediaries that charge the funds or the advisor transaction or recordkeeping fees.

By Systematic Investment Plan.  You may add to your investment on a regular, automatic basis through a systematic investment plan. You may apply for participation in this program through your financial intermediary.

Redeeming Fund Shares

Redeeming Class A and Class C Shares

When you redeem shares, the proceeds are normally sent on the next business day, but in no event more than seven days, after your request is received in proper form.

By Phone.  If you purchased shares through a financial intermediary, simply call them to redeem your shares.

If you did not purchase shares through a financial intermediary, you may redeem your shares by calling Investor Services at 800 677-FUND. Proceeds can be wired to your bank account (if you have previously supplied your bank account information to the fund) or sent to you by check. The funds charge a $15 fee for wire redemptions, but have the right to waive this fee for shares redeemed through certain financial intermediaries and by certain accounts. Proceeds also can be sent directly to your bank or brokerage account via electronic funds transfer if your bank or brokerage firm is a member of the ACH network. Credit is usually available within two to three business days. The First American funds reserve the right to limit telephone redemptions to $50,000 per account per day.

If you recently purchased your shares by check or through the ACH network, proceeds from the sale of those shares may not be available until your check or ACH payment has cleared, which may take up to 15 calendar days from the date of purchase.

By Mail.  To redeem shares by mail, send a written request to your financial intermediary, or to the fund at the following address:

Regular U.S. Mail:	Overnight Express Mail:

First American Funds	First American Funds
P.O. Box 3011	615 East Michigan Street
Milwaukee, WI 53201-3011	Milwaukee, WI 53202

Your request should include the following information:

•	name of the fund
•	account number
•	dollar amount or number of shares redeemed
•	name on the account
•	signatures of all registered account owners

After you have established your account, signatures on a written request must be guaranteed if:

•	you would like redemption proceeds to be paid to any person, address, or bank account other than that on record.
•	you would like the redemption check mailed to an address other than the address on the fund’s records, or you have changed the address on the fund’s records within the last 30 days.
•	your redemption request is in excess of $50,000.
•	bank information related to an automatic investment plan, telephone purchase or telephone redemption has changed.

In addition to the situations described above, the funds reserve the right to require a signature guarantee in other instances based on the circumstances of a particular situation.

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A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. Banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange may guarantee signatures. Call your financial intermediary to determine if it has this capability. A notary public is not an acceptable signature guarantor.

Proceeds from a written redemption request will be sent to you by check unless another form of payment is requested.

By Wire.  You can call or write to have redemption proceeds sent to a bank account. See the policies for redeeming shares by phone or by mail. Before requesting to have redemption proceeds sent to a bank account, please make sure the funds have your bank account information on file. If the funds do not have this information, you will need to send written instructions with your bank’s name and a voided check or pre-printed savings account deposit slip. You must provide written instructions signed by all fund and bank account owners, and each individual must have their signature guaranteed.

By Systematic Withdrawal Plan.  If your account has a value of $5,000 or more, you may redeem a specific dollar amount from your account on a regular basis. You may set up a systematic withdrawal when you complete a new account form or by calling your financial intermediary. You should not make systematic withdrawals if you plan to continue investing in a fund, due to sales charges and tax liabilities.

Redeeming Class Y Shares

You may redeem Class Y shares by calling your financial intermediary. If the fund or an authorized financial intermediary receives your redemption request by 3:00 p.m. Central time, payment of your redemption proceeds will ordinarily be made by wire on the next business day. It is possible, however, that payment could be delayed by up to seven days.

By Systematic Withdrawal Plan.  You may redeem a specific dollar amount from your account, on a regular, automatic basis through a systematic withdrawal plan. You may apply for participation in this program through your financial intermediary. You should not make systematic withdrawals if you plan to continue investing in a fund, due to sales charges and tax liabilities.

Exchanging Fund Shares

Exchanging Class A and Class C Shares

If your investment goals or your financial needs change, you may move from one First American fund to another First American fund. There is no fee to exchange shares. If you want to exchange into a fund you do not currently own, your initial purchase of the fund’s shares, whether by exchange or otherwise, must satisfy the fund’s minimum initial investment requirement.

Generally, you may exchange your shares only for the same class of shares of the other fund, with certain exceptions, including:

•	You may exchange your Class A shares for Class Y shares of the same or another First American fund if you subsequently become eligible to purchase Class Y shares.
•	If you are no longer eligible to hold Class Y shares, you may exchange your shares for Class A shares at net asset value. Class A shares have higher expenses than Class Y shares.

Exchanges are made based on the net asset value per share of each fund at the time of the exchange. When you exchange your Class A shares of one of the funds for Class A shares of another First American fund, you do not have to pay a sales charge. When you exchange your Class C shares for Class C shares of another First American fund, the time you held the shares of the “old” fund will be added to the time you hold the shares of the “new” fund for purposes of determining your CDSC.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time upon notice to shareholders, which may be given by means of a new or supplemented prospectus. The funds have the right to limit exchanges that are deemed to constitute short-term trading. See “Additional Information on Purchasing, Redeeming and Exchanging Shares — Short-Term Trading of Fund Shares” below.

By Phone.  If both funds have identical shareholder registrations, you may exchange shares by calling your financial intermediary or by calling the funds directly at 800 677-FUND.

By Mail.  To exchange shares by written request, please follow the procedures under “Redeeming Class A and Class C Shares” above. Be sure to include the names of both funds involved in the exchange.

By Systematic Exchange Plan.  You may add to your investment on a regular basis through automatic monthly exchanges of one First American fund into another First American fund of the same class. You may apply for participation in this program through your financial intermediary or by calling Investor Services at 800 677-FUND.

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Exchanging Class Y Shares

If your investment goals or your financial needs change, you may exchange your shares for Class Y shares of another First American fund. Exchanges are made at the net asset value per share of each fund at the time of the exchange. There is no fee to exchange shares. If you are no longer eligible to purchase Class Y shares, you may exchange your shares for Class A shares at net asset value. Class A shares have higher expenses than Class Y shares.

To exchange your shares, call your financial intermediary. Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges that are deemed to constitute short-term trading. See “Additional Information on Purchasing, Redeeming and Exchanging Shares — Short-Term Trading of Fund Shares” below.

By Systematic Exchange Plan.  You may move from one First American fund to another First American fund of the same class on a regular basis through automatic monthly exchanges. You may apply for participation in this program through your financial intermediary.

Additional Information on Purchasing, Redeeming, and Exchanging Fund Shares

Calculating Net Asset Value

The funds generally calculate their NAVs as of 3:00 p.m. Central time every day the New York Stock Exchange is open. The funds do not calculate their NAVs on national holidays, or any other days, on which the NYSE is closed for trading.

A fund’s NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares.

Investments and other assets will be valued at their market values. For securities traded on an exchange, we receive the price as reported by the exchange from one or more independent pricing services that have been approved by the funds’ board of directors. These independent pricing services also provide security valuations for certain other investments not traded on an exchange. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using procedures approved by the funds’ board of directors. Under these procedures, fair values are generally determined by a pricing committee appointed by the board of directors, except that Global Infrastructure Fund, International Fund, and International Select Fund may rely on the recommendations of a fair value pricing service approved by the funds’ board of directors in valuing foreign securities. The types of securities for which such fair value pricing might be required include, but are not limited to:

•	Securities, including securities traded in foreign markets, where an event occurs after the close of the market in which such security principally trades, but before NAV is determined, that will affect the value of such security, or the closing value is otherwise deemed unreliable;
•	Securities whose trading has been halted or suspended;
•	Fixed-income securities that have gone into default and for which there is no current market value quotation; and
•	Securities with limited liquidity, including certain high-yield securities or securities that are restricted as to transfer or resale.

Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its NAV per share.

Short-Term Trading of Fund Shares

The funds discourage purchases and redemptions of their shares in response to short-term fluctuations in the securities markets. The funds’ board of directors has adopted policies and procedures designed to detect and deter short-term trading in the funds’ shares that may disadvantage long-term fund shareholders. These policies are described below. The funds will not knowingly accommodate trading in the funds’ shares in violation of these policies.

Risks Associated with Short-Term Trading.  Short-term trading in a fund’s shares, particularly in larger amounts, may be detrimental to long-term shareholders of the fund. Depending on various factors, including the size of a fund, the amount of assets the fund typically maintains in cash or cash equivalents, the dollar amount and number and frequency of trades, and the types of securities in which the fund typically invests, short-term trading may interfere with the efficient management of the fund’s portfolio, increase the fund’s transaction costs, administrative costs and taxes, and/or impact the fund’s performance.

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In addition, the nature of a fund’s portfolio holdings may allow a shareholder engaging in a short-term trading strategy to take advantage of possible delays between the change in the value of a fund’s portfolio holdings and the reflection of that change in the net asset value of the fund’s shares. Such a delay may occur in funds that have significant investments in foreign securities, where the value of those securities is established some time before the fund calculates its own share price, or in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. This type of short-term trading is sometimes referred to as “arbitrage market timing,” and there is the possibility that such trading may dilute the value of fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based upon net asset values which do not reflect appropriate fair value prices.

Short-Term Trading Policies.  The funds’ advisor monitors trading in fund shares in an effort to identify short-term trading activity that may disadvantage long-term shareholders. Only transactions that exceed a certain dollar threshold that has been determined to be potentially disruptive to the management of a fund are subject to monitoring. It is the policy of the funds to permit no more than one round trip by an investor during any 90-calendar-day period. A round trip is defined as a purchase into or redemption out of a fund (including purchases or redemptions accomplished by an exchange) paired with an opposite direction redemption out of or purchase into the same fund within 10 calendar days, in a dollar amount that exceeds the monitoring threshold. If the advisor determines that a shareholder has made more than one round trip during any 90-calendar-day period, the shareholder conducting such trading will, in less serious instances, be given an initial warning to discontinue such trading. In more serious instances (generally involving larger dollar amounts), or in the case of a second violation after an initial warning has been given, the shareholder may be temporarily or permanently barred from making future purchases into one or all of the funds or, alternatively, the funds may limit the amount, number or frequency of any future purchases and/or the method by which the shareholder may request future purchases (including purchases by an exchange or transfer between a fund and any other fund). In addition to the foregoing sanctions, the funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason. In making determinations concerning the rejection of purchase orders and the revocation of exchange privileges, and in considering which sanctions to impose, the funds may consider an investor’s trading history in any of the First American funds, in non-First American mutual funds, or in accounts under a person’s common ownership or control.

Certain transactions are not subject to the funds’ short-term trading policies. These include transactions such as systematic redemptions and purchases; retirement plan contributions, loans and distributions (including hardship withdrawals); purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA re-characterizations; regular portfolio rebalancings in fee-based programs of registered investment advisors, financial planners and registered broker-dealers; and similar transactions.

Fund shares are frequently held through omnibus account arrangements, whereby a broker-dealer, investment advisor, retirement plan sponsor or other financial intermediary maintains an omnibus account with a fund for trading on behalf of its customers. The funds generally seek to apply their short-term trading policies and procedures to these omnibus account arrangements, and monitor trading activity at the omnibus account level to attempt to identify disruptive trades. Under agreements that the funds (or the funds’ distributor) have entered into with intermediaries, the funds may request transaction information from intermediaries at any time in order to determine whether there has been short-term trading by the intermediaries’ customers. The funds will request that the intermediary provide individual account level detail (or participant level detail in the case of retirement plans) to the funds if more than one round trip in any 90 day period is detected at the omnibus or plan level and such round trips appear to be (a) attributable to an individual shareholder or plan participant and (b) potentially detrimental to the respective fund and its shareholders based on such factors as the time between transactions, the size of the transactions and the type of fund involved. If short-term trading is detected at the individual account or participant level, the funds will request that the intermediary take appropriate action to curtail the activity. If the intermediary does not take action, the funds will take such steps as are reasonably practicable to curtail the excessive trading, including terminating the relationship with the intermediary if necessary. An intermediary may apply its own short-term trading policies and procedures, which may be more or less restrictive than the funds’ policies and procedures. If you purchase or sell fund shares through an intermediary, you should contact them to determine whether they impose different requirements or restrictions.

Telephone Transactions

The funds and their agents will not be responsible for any losses that may result from acting on wire or telephone instructions that they reasonably believe to be genuine. The funds and their agents will each follow reasonable procedures to confirm that instructions received by telephone are genuine, which may include recording telephone conversations.

Once a telephone transaction has been placed, it cannot be canceled or modified.

It may be difficult to reach the funds by telephone during periods of unusual market activity. If you are unable to reach the funds or their agents by telephone, please consider sending written instructions.

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Accounts with Low Balances

The funds reserve the right to liquidate or assess a low balance fee to any account holding a balance that is less than the account balance minimum of $500 for any reason, including market fluctuation.

If the funds elect to liquidate or assess a low balance fee, then annually, on or about the second Wednesday of August, the funds will assess a $15 low balance account fee to certain retirement accounts, education savings plans, and UGMA/UTMA accounts that have balances under the account balance minimum. At the same time, other accounts with balances under the account balance minimum will be liquidated, with proceeds being mailed to the address of record. Prior to the assessment of any low balance fee or liquidation of low balance accounts, affected shareholders will receive a communication reminding them of the pending action, thereby providing time to ensure that balances are at or above the account balance minimum prior to any fee assessment or account liquidation.

Redemption in Kind

Generally, proceeds from redemption requests will be paid in cash. However, to minimize the effect of large redemption requests on a fund and its remaining shareholders, if you redeem more than $250,000 of a fund’s assets within a 30-day period, each fund reserves the right to pay part or all of the proceeds from a redemption request in a proportionate share of securities from the fund’s portfolio instead of cash. The advisor will value these securities in accordance with the pricing methods employed to calculate the fund’s net asset value per share. If you receive redemption proceeds in kind, you should expect to incur transaction costs upon disposition of the securities received in the redemption. In addition, you will bear the market risk associated with these securities until their disposition.

An intermediary may apply its own procedures in attempting to comply with the funds’ low balance account policy.

Dividends and Distributions

Dividends from net investment income are normally declared and paid annually. For each of the funds, any capital gains are normally distributed at least once each year.

On the ex-dividend date for a distribution, a fund’s share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you “buy the dividend.” You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.

Dividend and capital gain distributions will be reinvested in additional shares of the fund, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form, by contacting your financial intermediary, or by calling Investor Services at 800 677-FUND. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, or if a distribution check remains uncashed for six months, the undelivered or uncashed distributions and all future distributions will be reinvested in fund shares at the current NAV.

Taxes

Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the SAI. However, because everyone’s tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

Taxes on Distributions

Each fund pays its shareholders dividends from its net investment income and any net capital gains that it has realized. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account).

Dividends paid from the net investment income of each fund may constitute “qualified dividends” taxable at the same rate as long-term capital gains (currently subject to a maximum rate of 15%). Each fund will inform its shareholders of the portion of its dividends (if any) that constitutes “qualified dividends.” Dividends paid from a fund’s net investment income that do not constitute “qualified dividends” and dividends paid from short-term capital gains are taxable as ordinary income. Distributions of a fund’s long-term capital gains are taxable as long-term gains, regardless of how long you have held your shares. A fund’s income from foreign issuers may be subject to withholding and other taxes imposed by foreign countries. Because of their investment objectives and strategies, the funds’ distributions are expected to consist primarily of capital gains.

23
Prospectus – First American Quantitative Funds

Shareholder Information

Taxes continued

Taxes on Transactions

The sale of fund shares, or the exchange of one fund’s shares for shares of another fund, will be a taxable event and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

If, in redemption of his or her shares, a shareholder receives a distribution of securities instead of cash, the shareholder will be treated as receiving an amount equal to the fair market value of the securities at the time of the distribution for purposes of determining capital gain or loss on the redemption, and will also acquire a basis in the shares for federal income tax purposes equal to their fair market value.

The exchange of one class of shares for another class of shares in the same fund will not be taxable.

Considerations for Retirement Plan Clients

A plan participant whose retirement plan invests in a fund generally is not taxed on fund dividends or distributions received by the plan or on sales or exchanges of fund shares by the plan for federal income tax purposes. However, distributions to plan participants from a retirement plan generally are taxable to plan participants as ordinary income. You should consult your tax professional about federal, state and local tax considerations.

More information about tax considerations that may affect the funds and their shareholders appears in the funds’ SAI.

Compensation Paid to Financial Intermediaries

The funds’ distributor receives any front-end sales charge or CDSC that you pay and any 12b-1 fees paid by the funds. From this revenue, the distributor will pay financial intermediaries for the services they provide. The funds’ advisor and/or distributor may make additional payments to intermediaries from their own assets, as described below under “Additional Payments to Financial Intermediaries.”

Sales Charge Reallowance

The distributor pays (or “reallows”) a portion of the front-end sales charge on Class A shares to your financial intermediary, as follows:

Maximum Reallowance
Purchase Amount	as a % of Purchase Price

Less than $50,000	5.00%
$50,000 - $99,999	4.00%
$100,000 - $249,999	3.25%
$250,000 - $499,999	2.25%
$500,000 - $999,999	1.75%
$1 million and over	0.00%

Sales Commissions

There is no initial sales charge on Class A share purchases of $1 million or more. However, your financial intermediary may receive a commission of up to 1% on your purchase. Although you pay no front-end sales charge when you buy Class C shares, the funds’ distributor pays a sales commission of 1% of the amount invested to intermediaries selling Class C shares.

12b-1 Fees

The funds’ distributor uses the 12b-1 shareholder servicing fee to compensate financial intermediaries for administrative services performed on behalf of the intermediaries’ customers. These intermediaries receive shareholder servicing fees of up to 0.25% of a fund’s Class A and Class C share average daily net assets attributable to shares sold through them. For Class A shares, the distributor begins to pay shareholder servicing fees to these intermediaries immediately after you purchase shares. For Class C shares, the distributor begins to pay shareholder servicing fees to these intermediaries one year after you purchase shares, but only if you continue to hold the shares at that time.

The funds’ distributor uses the 12b-1 distribution fee to compensate financial intermediaries for the sale of fund shares to their customers. The funds’ distributor pays intermediaries that sell Class C shares a 0.75% annual distribution fee beginning one year after the shares are sold.

24
Prospectus – First American Quantitative Funds

Shareholder Information

Compensation Paid to Financial Intermediaries continued

In all cases, intermediaries continue to receive 12b-1 fees for as long as you hold fund shares.

Additional Payments to Financial Intermediaries

The advisor and/or the distributor may pay additional compensation to financial intermediaries out of their own resources to selected intermediaries for the purposes of promoting the sale of fund shares, maintaining share balances and/or for sub-accounting, administrative or shareholder processing services. The amounts of these payments could be significant, and may create an incentive for the intermediary or its representatives to recommend or offer shares of the funds to you. The intermediary may elevate the prominence or profile of the funds within the intermediary’s organization by, for example, placement on a list of preferred or recommended funds, and/or granting the advisor and/or the distributor preferential or enhanced opportunities to promote the funds in various ways within the intermediary’s organization. These payments are not reflected in the fees and expenses listed in the “Fund Summaries” section of the prospectus because they are not paid by the funds.

These payments are negotiated and may be based on such factors as the number or value of First American fund shares that the intermediary sells or may sell; the value of the assets invested in the First American funds by the intermediary’s customers; the type and nature of services or support furnished by the intermediary; and/or other measures as determined from time to time by the advisor and/or distributor. Such payments are generally asset based but also may include the payment of a lump sum for services provided. In addition, the advisor and/or the distributor may make payments to reimburse selected intermediaries for items such as ticket charges (i.e., fees that an intermediary charges its representatives for effecting transactions in fund shares), operational charges, literature printing and/or distribution costs, and networking fees.

The advisor and/or distributor may make other payments or allow other promotional incentives to financial intermediaries to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations.

You can ask your financial intermediary for information about any payments it receives from the advisor and/or the distributor and from the funds, and any services your intermediary provides, as well as about fees and/or commissions your intermediary charges. You can also find more details about payments made by the advisor, and/or the distributor in the funds’ SAI.

Staying Informed

Shareholder Reports

Shareholder reports are mailed twice a year. They include financial statements and performance information, and, on an annual basis, a message from your portfolio managers and the report of independent registered public accounting firm. In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.

Statements and Confirmations

Statements summarizing activity in your account are mailed quarterly. Confirmations generally are mailed following each purchase or sale of fund shares, but some transactions, such as systematic purchases and dividend reinvestments, are reported on your account statement. Generally, the funds do not send statements for shares held in a brokerage account or to individuals who have their shares held in an omnibus account, such as retirement plan participants. Please review your statements and confirmations as soon as you receive them and promptly report any discrepancies to your financial intermediary or to Investor Services at 800 677-FUND.

25
Prospectus – First American Quantitative Funds

Financial Highlights

The tables that follow present performance information about the share classes of each fund offered during the most recently completed fiscal year. This information is intended to help you understand each fund’s financial performance for the past five years or, if shorter, the period of operations for the fund or class of shares. Some of this information reflects financial results for a single fund share held throughout the period. Total returns in the tables represent the rate that you would have earned or lost on an investment in the fund, assuming you reinvested all of your dividends and distributions.

The information below has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the funds’ financial statements, is included in the funds’ annual report, which is available upon request.

Quantitative Large Cap Core Fund

	Fiscal year				Fiscal period
	ended October 31,				ended
Class A Shares	2009[1]			2008[1]	October 31, 2007[1,2]

Per Share Data
Net Asset Value, Beginning of Period		$16.56		$26.90	$25.00

Investment Operations:
Net Investment Income				0.40	0.06
Realized and Unrealized Gains (Losses) on Investments				(10.21)	1.91

Total From Investment Operations				(9.81)	1.97

Less Distributions:
Dividends (from net investment income)				(0.29)	(0.07)
Distributions (from net realized gains)				(0.24)	—

Total Distributions				(0.53)	(0.07)

Net Asset Value, End of Period	$			$16.56	$26.90

Total Return[3]			%	(37.08)%	7.89%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$118	$131
Ratio of Expenses to Average Net Assets			%	0.70%	0.70%
Ratio of Net Investment Income to Average Net Assets			%	1.77%	0.91%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	1.18%	1.40%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)			%	1.29%	0.21%
Portfolio Turnover Rate			%	153%	55%

[1]	Per share data calculated using average shares outstanding method.
[2]	Commenced operations on July 31, 2007. All ratios for the period ended October 31, 2007 have been annualized, except total return and portfolio turnover.
[3]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

	Fiscal year				Fiscal period
	ended October 31,				ended
Class C Shares	2009[1]			2008[1]	October 31, 2007[1,2]

Per Share Data
Net Asset Value, Beginning of Period		$16.51		$26.88	$25.00

Investment Operations:
Net Investment Income				0.23	0.02
Realized and Unrealized Gains (Losses) on Investments				(10.20)	1.90

Total From Investment Operations				(9.97)	1.92

Less Distributions:
Dividends (from net investment income)				(0.16)	(0.04)
Distributions (from net realized gains)				(0.24)	—

Total Distributions				(0.40)	(0.04)

Net Asset Value, End of Period	$			$16.51	$26.88

Total Return[3]			%	(37.58)%	7.69%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$10	$15
Ratio of Expenses to Average Net Assets			%	1.45%	1.45%
Ratio of Net Investment Income to Average Net Assets			%	0.99%	0.23%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	1.93%	2.15%
Ratio of Net Investment Income (Loss) to Average Net Assets (excluding waivers)			%	0.51%	(0.47)%
Portfolio Turnover Rate			%	153%	55%

[1]	Per share data calculated using average shares outstanding method.
[2]	Commenced operations on July 31, 2007. All ratios for the period ended October 31, 2007 have been annualized, except total return and portfolio turnover.
[3]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

26
Prospectus – First American Quantitative Funds

Financial Highlights

Quantitative Large Cap Core Fund continued

	Fiscal year				Fiscal period
	ended October 31,				ended
Class Y Shares	2009[1]			2008[1]	October 31, 2007[1,2]

Per Share Data
Net Asset Value, Beginning of Period		$16.57		$26.90	$25.00

Investment Operations:
Net Investment Income				0.44	0.11
Realized and Unrealized Gains (Losses) on Investments				(10.20)	1.87

Total From Investment Operations				(9.76)	1.98

Less Distributions:
Dividends (from net investment income)				(0.33)	(0.08)
Distributions (from net realized gains)				(0.24)	—

Total Distributions				(0.57)	(0.08)

Net Asset Value, End of Period	$			$16.57	$26.90

Total Return[3]			%	(36.93)%	7.93%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$89,270	$48,745
Ratio of Expenses to Average Net Assets			%	0.45%	0.45%
Ratio of Net Investment Income to Average Net Assets			%	1.99%	1.73%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	0.93%	1.15%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)			%	1.51%	1.03%
Portfolio Turnover Rate			%	153%	55%

[1]	Per share data calculated using average shares outstanding method.
[2]	Commenced operations on July 31, 2007. All ratios for the period ended October 31, 2007 have been annualized, except total return and portfolio turnover.
[3]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

27
Prospectus – First American Quantitative Funds

Financial Highlights

Quantitative Large Cap Growth Fund

	Fiscal year				Fiscal period
	ended October 31,				ended
Class A Shares	2009[1]			2008[1]	October 31, 2007[1,2]

Per Share Data
Net Asset Value, Beginning of Period		$17.75		$27.51	$25.00

Investment Operations:
Net Investment Income				0.24	0.02
Realized and Unrealized Gains (Losses) on Investments				(9.58)	2.53

Total From Investment Operations				(9.34)	2.55

Less Distributions:
Dividends (from net investment income)				(0.16)	(0.04)
Distributions (from net realized gains)				(0.26)	—

Total Distributions				(0.42)	(0.04)

Net Asset Value, End of Period	$			$17.75	$27.51

Total Return[3]			%	(34.41)%	10.22%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$56	$71
Ratio of Expenses to Average Net Assets			%	0.69%	0.70%
Ratio of Net Investment Income to Average Net Assets			%	0.99%	0.23%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	2.89%	4.70%
Ratio of Net Investment Loss to Average Net Assets (excluding waivers)			%	(1.21)%	(3.77)%
Portfolio Turnover Rate			%	161%	58%

[1]	Per share data calculated using average shares outstanding method.
[2]	Commenced operations on July 31, 2007. All ratios for the period ended October 31, 2007 have been annualized, except total return and portfolio turnover.
[3]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

28
Prospectus – First American Quantitative Funds

Financial Highlights

Quantitative Large Cap Growth Fund continued

	Fiscal year				Fiscal period
	ended October 31,				ended
Class C Shares	2009[1]			2008[1]	October 31, 2007[1,2]

Per Share Data
Net Asset Value, Beginning of Period		$17.69		$27.47	$25.00

Investment Operations:
Net Investment Income (Loss)				0.05	(0.03)
Realized and Unrealized Gains on (Losses) Investments				(9.55)	2.53

Total From Investment Operations				(9.50)	2.50

Less Distributions:
Dividends (from net investment income)				(0.02)	(0.03)
Distributions (from net realized gains)				(0.26)	—

Total Distributions				(0.28)	(0.03)

Net Asset Value, End of Period	$			$17.69	$27.47

Total Return[3]			%	(34.91)%	10.01%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$12	$18
Ratio of Expenses to Average Net Assets			%	1.44%	1.45%
Ratio of Net Investment Income (Loss) to Average Net Assets			%	0.23%	(0.36)%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	3.64%	5.45%
Ratio of Net Investment Loss to Average Net Assets (excluding waivers)			%	(1.97)%	(4.36)%
Portfolio Turnover Rate			%	161%	58%

[1]	Per share data calculated using average shares outstanding method.
[2]	Commenced operations on July 31, 2007. All ratios for the period ended October 31, 2007 have been annualized, except total return and portfolio turnover.
[3]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

	Fiscal year				Fiscal period
	ended October 31,				ended
Class Y Shares	2009[1]			2008[1]	October 31, 2007[1,2]

Per Share Data
Net Asset Value, Beginning of Period		$17.76		$27.52	$25.00

Investment Operations:
Net Investment Income				0.28	0.07
Realized and Unrealized Gains (Losses) on Investments				(9.57)	2.50

Total From Investment Operations				(9.29)	2.57

Less Distributions:
Dividends (from net investment income)				(0.21)	(0.05)
Distributions (from net realized gains)				(0.26)	—

Total Distributions				(0.47)	(0.05)

Net Asset Value, End of Period	$			$17.76	$27.52

Total Return[3]			%	(34.27)%	10.29%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$19,974	$7,725
Ratio of Expenses to Average Net Assets			%	0.44%	0.45%
Ratio of Net Investment Income to Average Net Assets			%	1.23%	1.07%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	2.64%	4.45%
Ratio of Net Investment Loss to Average Net Assets (excluding waivers)			%	(0.97)%	(2.93)%
Portfolio Turnover Rate			%	161%	58%

[1]	Per share data calculated using average shares outstanding method.
[2]	Commenced operations on July 31, 2007. All ratios for the period ended October 31, 2007 have been annualized, except total return and portfolio turnover.
[3]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

29
Prospectus – First American Quantitative Funds

Financial Highlights

Quantitative Large Cap Value Fund

	Fiscal year				Fiscal period
	ended October 31,				ended
Class A Shares	2009[1]			2008[1]	October 31, 2007[1,2]

Per Share Data
Net Asset Value, Beginning of Period		$16.84		$26.53	$25.00

Investment Operations:
Net Investment Income				0.52	0.10
Realized and Unrealized Gains on (Losses) Investments				(9.56)	1.51

Total From Investment Operations				(9.04)	1.61

Less Distributions:
Dividends (from net investment income)				(0.40)	(0.08)
Distributions (from net realized gains)				(0.25)	—

Total Distributions				(0.65)	(0.08)

Net Asset Value, End of Period	$			$16.84	$26.53

Total Return[3]			%	(34.79)%	6.46%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$14	$31
Ratio of Expenses to Average Net Assets			%	0.69%	0.70%
Ratio of Net Investment Income to Average Net Assets			%	2.26%	1.57%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	3.78%	4.73%
Ratio of Net Investment Loss to Average Net Assets (excluding waivers)			%	(0.83)%	(2.46)%
Portfolio Turnover Rate			%	178%	65%

[1]	Per share data calculated using average shares outstanding method.
[2]	Commenced operations on July 31, 2007. All ratios for the period ended October 31, 2007 have been annualized, except total return and portfolio turnover.
[3]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

	Fiscal year				Fiscal period
	ended October 31,				ended
Class C Shares	2009[1]			2008[1]	October 31, 2007[1,2]

Per Share Data
Net Asset Value, Beginning of Period		$16.80		$26.51	$25.00

Investment Operations:
Net Investment Income				0.35	0.08
Realized and Unrealized Gains (Losses) on Investments				(9.55)	1.48

Total From Investment Operations				(9.20)	1.56

Less Distributions:
Dividends (from net investment income)				(0.26)	(0.05)
Distributions (from net realized gains)				(0.25)	—

Total Distributions				(0.51)	(0.05)

Net Asset Value, End of Period	$			$16.80	$26.51

Total Return[3]			%	(35.25)%	6.25%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$3	$5
Ratio of Expenses to Average Net Assets			%	1.44%	1.45%
Ratio of Net Investment Income to Average Net Assets			%	1.52%	1.18%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	4.53%	5.48%
Ratio of Net Investment Loss to Average Net Assets (excluding waivers)			%	(1.57)%	(2.85)%
Portfolio Turnover Rate			%	178%	65%

[1]	Per share data calculated using average shares outstanding method.
[2]	Commenced operations on July 31, 2007. All ratios for the period ended October 31, 2007 have been annualized, except total return and portfolio turnover.
[3]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

30
Prospectus – First American Quantitative Funds

Financial Highlights

Quantitative Large Cap Value Fund continued

	Fiscal year				Fiscal period
	ended October 31,				ended
Class Y Shares	2009[1]			2008[1]	October 31, 2007[1,2]

Per Share Data
Net Asset Value, Beginning of Period		$16.85		$26.54	$25.00

Investment Operations:
Net Investment Income				0.55	0.15
Realized and Unrealized Gains (Losses) on Investments				(9.54)	1.48

Total From Investment Operations				(8.99)	1.63

Less Distributions:
Dividends (from net investment income)				(0.45)	(0.09)
Distributions (from net realized gains)				(0.25)	—

Total Distributions				(0.70)	(0.09)

Net Asset Value, End of Period	$			$16.85	$26.54

Total Return[3]			%	(34.63)%	6.52%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$			$16,779	$7,457
Ratio of Expenses to Average Net Assets			%	0.44%	0.45%
Ratio of Net Investment Income to Average Net Assets			%	2.51%	2.28%
Ratio of Expenses to Average Net Assets (excluding waivers)			%	3.53%	4.48%
Ratio of Net Investment Loss to Average Net Assets (excluding waivers)			%	(0.58)%	(1.75)%
Portfolio Turnover Rate			%	178%	65%

[1]	Per share data calculated using average shares outstanding method.
[2]	Commenced operations on July 31, 2007. All ratios for the period ended October 31, 2007 have been annualized, except total return and portfolio turnover.
[3]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

31
Prospectus – First American Quantitative Funds

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

The Statement of Additional Information (SAI) provides more details about the funds and their policies and is incorporated into this prospectus by reference (which means that it is legally part of this prospectus).

Additional information about the funds’ investments is available in the funds’ annual and semi-annual reports to shareholders. In the funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds’ performance during their last fiscal year.

You can obtain a free copy of the funds’ most recent annual or semi-annual reports or the SAI, request other information about the funds, or make other shareholder inquiries by calling Investor Services at 800 677-3863 (FUND) or by contacting the funds at the address [below]. Annual or semi-annual reports and the SAI are also available on the funds’ Internet site at www.firstamericanfunds.com.

Information about the funds (including the SAI) can also be reviewed and copied at the Securities and Exchange Commission’s (SEC) Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 1-202-551-8090. Reports and other information about the funds are also available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, or you can obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

SEC file number: 811-05309	PROQUANT 2/10

FIRST AMERICAN INVESTMENT FUNDS, INC.
Statement of Additional Information
February 26, 2010
Equity Funds

Share Classes/Ticker Symbols
Fund	Class A	Class B	Class C	Class R	Class Y
Equity Income Fund	FFEIX	FAEBX	FFECX	FEISX	FAQIX
Equity Index Fund	FAEIX	FAEQX	FCEIX	FADSX	FEIIX
Global Infrastructure Fund	FGIAX	—	FGNCX	FGNRX	FGIYX
International Fund	FAIAX	FNABX	FIACX	ARQIX	FAICX
International Select Fund	ISACX	—	ICCSX	ISRCX	ISYCX
Large Cap Growth Opportunities Fund	FRGWX	FETBX	FAWCX	FLCYX	FIGWX
Large Cap Select Fund	FLRAX	—	FLYCX	FLSSX	FLRYX
Large Cap Value Fund	FASKX	FATBX	FALVX	FAVSX	FSKIX
Mid Cap Growth Opportunities Fund	FRSLX	FMQBX	FMECX	FMEYX	FISGX
Mid Cap Index Fund	FDXAX	—	FDXCX	FMCYX	FIMEX
Mid Cap Select Fund	FATAX	FITBX	FTACX	—	FATCX
Mid Cap Value Fund	FASEX	FAESX	FACSX	FMVSX	FSEIX
Quantitative Large Cap Core Fund	FQCAX	—	FQCCX	—	FQCYX
Quantitative Large Cap Growth Fund	FQGAX	—	FQGCX	—	FQGYX
Quantitative Large Cap Value Fund	FQVAX	—	FQVCX	—	FQVYX
Real Estate Securities Fund	FREAX	FREBX	FRLCX	FRSSX	FARCX
Small Cap Growth Opportunities Fund	FRMPX	FROBX	FMPCX	FMPYX	FIMPX
Small Cap Index Fund	FMDAX	—	FPXCX	ARSCX	ASETX
Small Cap Select Fund	EMGRX	ARSBX	FHMCX	ASEIX	ARSTX
Small Cap Value Fund	FSCAX	—	FSCVX	FSVSX	FSCCX
     This Statement of Additional Information relates to the Class A, Class B, Class C, Class R and Class Y Shares of the funds named above (the “Funds”), each of which is a series of First American Investment Funds, Inc. (“FAIF”). This Statement of Additional Information is not a prospectus, but should be read in conjunction with the current Prospectuses dated February 26, 2010. The financial statements included as part of the Funds’ Annual Reports to shareholders for the fiscal year ended October 31, 2009 for all Funds are incorporated by reference into this Statement of Additional Information. This Statement of Additional Information is incorporated into the Funds’ Prospectuses by reference. To obtain copies of the Prospectuses or the Funds’ Annual Reports at no charge, write the Funds’ distributor, Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, WI 53202, or call Investor Services at 800 677-FUND. Please retain this Statement of Additional Information for future reference.

i

ii

General Information
     First American Investment Funds, Inc. (“FAIF”) was incorporated in the State of Maryland on August 20, 1987 under the name “SECURAL Mutual Funds, Inc.” The Board of Directors and shareholders, at meetings held January 10, 1991, and April 2, 1991, respectively, approved amendments to the Articles of Incorporation providing that the name “SECURAL Mutual Funds, Inc.” be changed to “First American Investment Funds, Inc.”
     FAIF is organized as a series fund and currently issues shares in 39 series. Each series of shares represents a separate investment portfolio with its own investment objectives and policies (in essence, a separate mutual fund). The series of FAIF to which this Statement of Additional Information relates are named on the cover. These series are referred to in this Statement of Additional Information individually as the “Fund,” and collectively as the “Funds.” The Funds are diversified open-end management investment companies.
     As reflected on the cover of this Statement of Additional Information, shareholders may purchase shares of each Fund through Class A, Class B (under limited circumstances as described in the Funds’ prospectuses), Class C, Class R, and/or Class Y shares, which provide for variations in distribution costs, shareholder servicing fees, voting rights and dividends. To the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”), the Funds may also provide for variations in other costs among the classes. In addition, a sales load is imposed on the sale of Class A, Class B and Class C shares of the Funds. Except for the foregoing differences among the classes pertaining to costs and fees, each share of each Fund represents an equal proportionate interest in that Fund.
     The Articles of Incorporation and Bylaws of FAIF provide that meetings of shareholders be held as determined by the Board of Directors and as required by the 1940 Act. Maryland corporation law requires a meeting of shareholders to be held upon the written request of shareholders holding 10% or more of the voting shares of FAIF, with the cost of preparing and mailing the notice of such meeting payable by the requesting shareholders. The 1940 Act requires a shareholder vote for, among other things, all amendments to fundamental investment policies and restrictions, for approval of investment advisory contracts and amendments thereto, and for amendments to Rule 12b-1 distribution plans.
     This Statement of Additional Information may also refer to affiliated investment companies, including: First American Funds, Inc. (“FAF”); First American Strategy Funds, Inc. (“FASF”); Mount Vernon Securities Lending Trust (“Mount Vernon Trust”); and eight separate closed-end funds (American Strategic Income Portfolio Inc., American Strategic Income Portfolio Inc. II, American Strategic Income Portfolio Inc. III, American Municipal Income Portfolio Inc., Minnesota Municipal Income Portfolio Inc., First American Minnesota Municipal Income Fund II, Inc., American Select Portfolio Inc., and American Income Fund, Inc.), collectively referred to as the First American Closed-End Funds (“FACEF”).

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Additional Information Concerning Fund Investments
     The principal investment strategies of each Fund are set forth in that Fund’s Prospectus. Additional information concerning principal investment strategies of the Funds, and other investment strategies that may be used by the Funds, is set forth below. The Funds have attempted to identify investment strategies that will be employed in pursuing each Fund’s investment objective. Additional information concerning the Funds’ investment restrictions is set forth below under “Investment Restrictions.”
     If a percentage limitation on investments by a Fund stated in this SAI or the Prospectus is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in asset value will not be deemed to violate the limitation except in the case of the limitations on borrowing. To the extent a Fund is limited to investing in securities with specified ratings or of a certain credit quality, the Fund is not required to sell a security if its rating is reduced or its credit quality declines after purchase, but the Fund may consider doing so. Descriptions of the rating categories of Standard & Poor’s Ratings Services, a division of The McGraw-Hill Companies, Inc. (“Standard & Poor’s”), Fitch, Inc. (“Fitch”) and Moody’s Investors Service, Inc. (“Moody’s) are contained in Appendix A.
     References in this section to the Fund’s investment advisor, FAF Advisors, Inc. (the “Advisor”), also apply, to the extent applicable, to any sub-advisor to the Funds (“Sub-Advisor” or, collectively, the “Sub-Advisors”).
Asset Coverage Requirements
     To the extent required by Securities and Exchange Commission (“SEC”) guidelines, a Fund will only engage in transactions that expose it to an obligation to another party if it owns either (a) an offsetting position for the same type of financial asset, or (b) cash or liquid securities, designated on the Fund’s books or held in a segregated account, with a value sufficient at all times to cover its potential obligations not covered as provided in (a). Examples of transactions governed by these asset coverage requirements include, for example, options written by the Funds, futures contracts and options on futures contracts, forward currency contracts, and when-issued and delayed delivery transactions. Assets used as offsetting positions, designated on a Fund’s books, or held in a segregated account cannot be sold while the positions requiring cover are open unless replaced with other appropriate assets. As a result, the commitment of a large portion of assets to be used as offsetting positions or to be designated or segregated in such a manner could impede portfolio management or the ability to meet redemption requests or other current obligations.
Convertible Securities
     Equity Income Fund may invest in debt securities which are convertible into or exchangeable for, or which carry warrants or other rights to acquire, common or preferred stocks as a principal investment strategy. Each other Fund may invest in such securities as a non-principal investment strategy.
Derivatives
     Each Fund may use derivative instruments as a principal investment strategy, as described below. Generally, a derivative is a financial contract the value of which depends upon, or is derived from, the value of an underlying asset, reference rate or index. Derivatives generally take the form of contracts under which the parties agree to payments between them based upon the performance of a wide variety of underlying references, such as stocks, bonds, commodities, interest rates, currency exchange rates, and various domestic and foreign indices. Derivative instruments that some or all of the Funds may use include options contracts, futures contracts, options on futures contracts, and forward currency contracts, all of which are described in more detail below.
     The Funds may use derivatives for a variety of reasons, including as a substitute for investing directly in securities and currencies, as an alternative to selling a security short, as part of a hedging strategy (that is, for the purpose of reducing risk to a Fund), or for other purposes related to the management of the Funds. Derivatives permit

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a Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. However, derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on a Fund’s performance.
     Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. If a Fund invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Fund’s return or result in a loss. A Fund also could experience losses or limit its gains if the performance of its derivatives is poorly correlated with the underlying instruments or the Fund’s other investments, or if the Fund is unable to liquidate its position because of an illiquid secondary market. The market for derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.
     While transactions in some derivatives may be effected on established exchanges, many other derivatives are privately negotiated and entered into in the over-the-counter market with a single counterparty. When exchange-traded derivatives are purchased and sold, a clearing agency associated with the exchange stands between each buyer and seller and effectively guarantees performance of each contract, either on a limited basis through a guaranty fund or to the full extent of the clearing agency’s balance sheet. Transactions in over-the-counter derivatives have no such protection. Each party to an over-the-counter derivative bears the risk that its direct counterparty will default. In addition, over-the-counter derivatives may be less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.
     Derivatives generally involve leverage in the sense that the investment exposure created by the derivative is significantly greater than the Fund’s initial investment in the derivative. As discussed above under “—Asset Coverage Requirements,” a Fund may be required to segregate permissible liquid assets, or engage in other permitted measures, to “cover” the Fund’s obligations relating to its transactions in derivatives. For example, in the case of futures contracts or forward contracts that are not contractually required to cash settle, a Fund must set aside liquid assets equal to such contracts’ full notional value (generally, the total numerical value of the asset underlying a future or forward contract at the time of valuation) while the positions are open. With respect to futures contracts or forward contracts that are contractually required to cash settle, however, a Fund is permitted to set aside liquid assets in an amount equal to the Fund’s daily mark-to-market net obligation (i.e., the Fund’s daily net liability) under the contracts, if any, rather than such contracts’ full notional value. By setting aside assets equal to only its net obligations under cash-settled futures and forward contracts, the Fund may employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full notional value of such contracts.
     Derivatives also may involve other types of leverage. For example, an instrument linked to the value of a securities index may return income calculated as a multiple of the price movement of the underlying index. This leverage will increase the volatility of these derivatives since they may increase or decrease in value more quickly than the underlying instruments.
     The particular derivative instruments the Funds can use are described below. A Fund’s portfolio managers may decide not to employ some or all of these instruments, and there is no assurance that any derivatives strategy used by a Fund will succeed. The Funds may employ new derivative instruments and strategies when they are developed, if those investment methods are consistent with the particular Fund’s investment objective and are permissible under applicable regulations governing the Fund.
     Futures and Options on Futures
     The Funds may engage in futures transactions as a principal investment strategy. The Funds may buy and sell futures contracts that relate to: (1) interest rates, (2) debt securities, (3) bond indices, (4) foreign currencies, (5) stock indices, and (6) individual stocks. The Funds also may buy and write options on the futures contracts in which they may invest (“futures options”) and may write straddles, which consist of a call and a put option on the same futures

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contract. The Funds will only write options and straddles which are “covered.” This means that, when writing a call option, a Fund must either segregate liquid assets with a value equal to the fluctuating market value of the optioned futures contract, or the Fund must own an option to purchase the same futures contract having an exercise price that is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in segregated liquid assets. When writing a put option, the Fund must segregate liquid assets in an amount not less than the exercise price, or own a put option on the same futures contract where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Fund in segregated liquid assets. A straddle will be covered when sufficient assets are deposited to meet the Fund’s immediate obligations. A Fund may use the same liquid assets to cover both the call and put options in a straddle where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is “in the money.” The Funds may only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade or similar entity, or quoted on an automated quotation system.
     A futures contract is an agreement between two parties to buy and sell a security, index, interest rate, or currency (each a “financial instrument”) for a set price on a future date. Certain futures contracts, such as futures contracts relating to individual securities, call for making or taking delivery of the underlying financial instrument. However, these contracts generally are closed out before delivery by entering into an offsetting purchase or sale of a matching futures contract (same exchange, underlying financial instrument, and delivery month). Other futures contracts, such as futures contracts on interest rates and indices, do not call for making or taking delivery of the underlying financial instrument, but rather are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the financial instrument at the close of the last trading day of the contract and the price at which the contract was originally written. These contracts also may be settled by entering into an offsetting futures contract.
     Unlike when a Fund purchases or sells a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the futures broker, known as a futures commission merchant (“FCM”), an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract. Minimum initial margin requirements are established by the futures exchanges and may be revised. In addition, FCMs may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin account generally is not income producing. However, coupon-bearing securities, such as Treasury securities, held in margin accounts generally will earn income. Subsequent payments to and from the FCM, called variation margin, will be made on a daily basis as the price of the underlying financial instrument fluctuates, making the futures contract more or less valuable, a process known as marking the contract to market. Changes in variation margin are recorded by a Fund as unrealized gains or losses. At any time prior to expiration of the futures contract, a Fund may elect to close the position by taking an opposite position that will operate to terminate its position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a gain or loss. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of a Fund, the Fund may be entitled to the return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the Fund. Futures transactions also involve brokerage costs and the Fund may have to segregate additional liquid assets in accordance with applicable SEC requirements. See “—Asset Coverage Requirements” above.
     A futures option gives the purchaser of such option the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the purchaser acquires a long position in the futures contract and the writer is assigned the opposite short position. Upon the exercise of a put option, the opposite is true. Futures options possess many of the same characteristics as options on securities, currencies and indices (discussed below under “—Options Transactions”).

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     Limitations on the Use of Futures and Futures Options. The Commodities Futures Trading Commission has eliminated limitations on futures trading by certain regulated entities including registered investment companies. Consequently, registered investment companies may engage in unlimited futures transactions and options thereon provided they have claimed an exclusion from regulation as a commodity pool operator. FAIF, on behalf of each of its respective series, have claimed such an exclusion. Thus, each Fund may use futures contracts and options thereon to the extent consistent with its investment objective. The requirements for qualification as a regulated investment company may limit the extent to which a Fund may enter into futures transactions. See “Taxation.”
     Risks Associated with Futures and Futures Options. There are risks associated with the use of futures contracts and futures options. A purchase or sale of a futures contract may result in a loss in excess of the amount invested in the futures contract.
     If futures are used for hedging purposes, there can be no guarantee that there will be a correlation between price movements in the futures contract and in the underlying financial instruments that are being hedged. This could result from differences between the financial instruments being hedged and the financial instruments underlying the standard contracts available for trading (e.g., differences in interest rate levels, maturities and the creditworthiness of issuers). In addition, price movements of futures contracts may not correlate perfectly with price movements of the financial instruments underlying the futures contracts due to certain market distortions.
     Successful use of futures by the Funds also is subject to the Advisor’s ability to predict correctly movements in the direction of the relevant market. For example, if a Fund uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities increase instead, the Fund will lose part or all of the benefit of the increased value of the securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. The Fund may have to sell such securities at a time when it may be disadvantageous to do so.
     There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position, and the Fund would remain obligated to meet margin requirements until the position is closed. Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.
     Forward Currency Contracts and other Foreign Currency Transactions
     The Funds (other than the Quantitative Funds and Index Funds) may enter into forward currency contracts as a principal investment strategy. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward currency contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange. Because forward contracts are not traded on an exchange, the Funds are subject to the credit and performance risk of the counterparties to such contracts.
     The following summarizes the principal currency management strategies involving forward contracts that may be used by the Funds. These Funds also may use currency futures contracts and options thereon (see “—Futures

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and Options on Futures” above), and put and call options on foreign currencies (see “—Options Transactions” below) for the same purposes.
     Transaction Hedges. When a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates receiving dividend payments in a foreign currency, the Fund might wish to lock in the U.S. dollar price of the security or the U.S. dollar equivalent of the dividend payments. To do so, the Fund could enter into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying transaction at a fixed amount of U.S. dollars per unit of the foreign currency. This is known as a “transaction hedge.” A transaction hedge will protect a Fund against a loss from an adverse change in the currency exchange rate during the period between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payment is made or received. Forward contracts to purchase or sell a foreign currency may also be used by a Fund in anticipation of future purchases or sales of securities denominated in a foreign currency, even if the specific investments have not yet been selected by the Advisor. This strategy is sometimes referred to as “anticipatory hedging.”
     Position Hedges. A Fund could also use forward contracts to lock in the U.S. dollar value of portfolio positions. This is known as a “position hedge.” When a Fund believes that a foreign currency might suffer a substantial decline against the U.S. dollar, it could enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the Fund’s portfolio securities denominated in that foreign currency. When a Fund believes that the U.S. dollar might suffer a substantial decline against a foreign currency, it could enter into a forward contract to buy that foreign currency for a fixed dollar amount. Alternatively, a Fund could enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount if the Fund believes that the U.S. dollar value of that foreign currency will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated. This is referred to as a “cross hedge.”
     Shifting Currency Exposure. A Fund may also enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to foreign currency or from one foreign currency to another foreign currency. This strategy tends to limit exposure to the currency sold, and increase exposure to the currency that is purchased, much as if a Fund had sold a security denominated in one currency and purchased an equivalent security denominated in another currency.
     Risks Associated with Forward Currency Transactions. The Advisor’s decision whether to enter into foreign currency transactions will depend in part on its view regarding the direction and amount in which exchange rates are likely to move. The forecasting of movements in exchange rates is extremely difficult, so that it is highly uncertain whether a currency management strategy, if undertaken, would be successful. To the extent that the Advisor’s view regarding future exchange rates proves to have been incorrect, a Fund may realize losses on its foreign currency transactions. Even if a foreign currency hedge is effective in protecting a Fund from losses resulting from unfavorable changes in exchange rates between the U.S. dollar and foreign currencies, it also would limit the gains which might be realized by the Fund from favorable changes in exchange rates.
     Options Transactions
     To the extent set forth below, the Funds may purchase put and call options on specific securities (including groups or “baskets” of specific securities), interest rates, stock indices, bond indices, and/or foreign currencies. In addition, the Funds may write put and call options on such financial instruments. Options on futures contracts are discussed above under “— Futures and Options on Futures.”
     Options on Securities. As a principal investment strategy, the Funds (other than the Index Funds may purchase put and call options on securities they own or have the right to acquire. A put option on a security gives the purchaser of the option the right (but not the obligation) to sell, and the writer of the option the obligation to buy, the underlying security at a stated price (the “exercise price”) at any time before the option expires. A call option on a security gives the purchaser the right (but not the obligation) to buy, and the writer the obligation to sell, the

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underlying security at the exercise price at any time before the option expires. The purchase price for a put or call option is the “premium” paid by the purchaser for the right to sell or buy.
     A Fund may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, a Fund would reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. In similar fashion, a Fund may purchase call options to protect against an increase in the price of securities that the Fund anticipates purchasing in the future, a practice sometimes referred to as “anticipatory hedging.” The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire unexercised.
     Options on Interest Rates and Indices. As principal investment strategies, the Funds may purchase put and call options on interest rates and on stock and bond indices. An option on interest rates or on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing value of the underlying interest rate or index is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the exercise-settlement value of the interest rate option or the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the “multiplier”). The writer of the option is obligated, for the premium received, to make delivery of this amount. Settlements for interest rate and index options are always in cash.
     Options on Currencies. The Funds (other than the Quantitative Funds and the Index Funds may purchase put and call options on foreign currencies as a principal investment strategy. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period in the secondary market for such options at any time prior to expiration.
     A foreign currency call option rises in value if the underlying currency appreciates. Conversely, a foreign currency put option rises in value if the underlying currency depreciates. While purchasing a foreign currency option may protect a Fund against an adverse movement in the value of a foreign currency, it would limit the gain which might result from a favorable movement in the value of the currency. For example, if the Fund were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. In such an event, however, the amount of the Fund’s gain would be offset in part by the premium paid for the option. Similarly, if the Fund entered into a contract to purchase a security denominated in a foreign currency and purchased a foreign currency call to hedge against a rise in the value of the currency between the date of purchase and the settlement date, the Fund would not need to exercise its call if the currency instead depreciated in value. In such a case, the Fund could acquire the amount of foreign currency needed for settlement in the spot market at a lower price than the exercise price of the option.
     Writing Options. The Funds may write (sell) covered put and call options as a principal investment strategy. These transactions would be undertaken principally to produce additional income. The Funds receive a premium from writing options which it retains whether or not the option is exercised. The Funds may write covered straddles consisting of a combination of a call and a put written on the same underlying instrument.
     The Funds will write options only if they are “covered.” In the case of a call option on a security, the option is covered if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other liquid assets in such amount are segregated) upon conversion or exchange of the securities held by the Fund. For a call option on an index or currency, the option is covered if the Fund segregates liquid assets in an amount equal to the contract value of the index or currency. A call option is also covered if the Fund holds a call on the same security, index or currency as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the

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Fund in segregated liquid assets. A put option on a security, currency or index is “covered” if the Fund segregates liquid assets equal to the exercise price. A put option is also covered if the Fund holds a put on the same security, currency or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Fund in segregated liquid assets. A straddle will be covered when sufficient assets are deposited to meet the Fund’s immediate obligations. The Fund may use the same liquid assets to cover both the call and put options in a straddle where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is “in the money.”
     Expiration or Exercise of Options. If an option written by a Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security, currency or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.
     A Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security, currency or index in relation to the exercise price of the option, the volatility of the underlying security, currency or index, and the time remaining until the expiration date.
     Risks Associated with Options Transactions. There are several risks associated with options transactions. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.
     When a Fund purchases a put or call option, it risks a total loss of the premium paid for the option, plus any transaction costs, if the price of the underlying security does not increase or decrease sufficiently to justify the exercise of such option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.
     There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. There is also a risk that, if restrictions on exercise were imposed, a Fund might be unable to exercise an option it had purchased.
     With respect to options written by the Funds during the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill it obligations as a writer of the option. Once an option writer has received an exercise notice, it cannot effect

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a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.
Exchange-Traded Notes
     The Funds may invest in exchange-traded notes (“ETNs”) as a non-principal investment strategy. ETNs are a type of senior, unsecured, unsubordinated debt security issued by financial institutions that combines both aspects of bonds and exchange-traded funds (ETFs), which are described below under “Other Investment Companies.” An ETN’s returns are based on the performance of a market index minus fees and expenses. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN’s maturity, at which time the issuer will pay a return linked to the performance of the market index to which the ETN is linked minus certain fees. Unlike regular bonds, ETNs do not make periodic interest payments and principal is not protected. An ETN that is tied to a specific index may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable index. ETNs also incur certain expenses not incurred by their applicable index. Additionally, certain components comprising the index tracked by an ETN may, at times, be temporarily unavailable, which may impede an ETN’s ability to track its index. Some ETNs that use leverage can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Finally, additional losses may be incurred if the investment loses value because, in addition to the money lost on the investment, the loan still needs to be repaid. The market value of an ETN is determined by supply and demand, the current performance of the index, and the credit rating of the ETN issuer. The market value of ETN shares may differ from their NAV. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the securities underlying the index that the ETN seeks to track. The value of an ETN may also change due to a change in the issuer’s credit rating. As a result, there may be times when an ETN share trades at a premium or discount to its NAV.
Fixed Income Securities
     The Funds may invest in the fixed income securities described below as either a principal or non-principal investment strategy, as indicated. These securities are subject to (i) interest rate risk (the risk that increases in market interest rates will cause declines in the value of debt securities held by a Fund); (ii) credit risk (the risk that the issuers of debt securities held by a Fund default in making required payments); and (iii) call or prepayment risk (the risk that a borrower may exercise the right to prepay a debt obligation before its stated maturity, requiring a Fund to reinvest the prepayment at a lower interest rate).
     U.S. Government Securities
     Equity Income Fund may invest in U.S. government securities as a principal investment strategy. Each other Fund may invest in such securities as a non-principal investment strategy. The U.S. government securities in which the Funds may invest are either issued or guaranteed by the U.S. government, its agencies or instrumentalities. The U.S. government securities in which the Funds invest principally are:
•	direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;

•	notes, bonds, and discount notes issued and guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;

•	notes, bonds, and discount notes of U.S. government agencies or instrumentalities which receive or have access to federal funding; and

•	notes, bonds, and discount notes of other U.S. government instrumentalities supported only by the credit of the instrumentalities.

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     The government securities in which the Funds may invest are backed in a variety of ways by the U.S. government or its agencies or instrumentalities. Some of these securities, such as Government National Mortgage Association (“GNMA”) mortgage-backed securities, are backed by the full faith and credit of the U.S. government. Other securities, such as obligations of the Federal National Mortgage Association (“FNMA”) or the Federal Home Loan Mortgage Corporation (“FHLMC”) are backed by the credit of the agency or instrumentality issuing the obligations but not the full faith and credit of the U.S. government. No assurances can be given that the U.S. government will provide financial support to these other agencies or instrumentalities because it is not obligated to do so. See “— Agency Pass-Through Certificates” below for a description of these securities.
     Agency Pass-Through Certificates
     The Funds may invest in Agency Pass-Through Certificates to the same extent they can invest in U.S. government securities. Agency Pass-Through Certificates are mortgage pass-through certificates representing undivided interests in pools of residential mortgage loans. Distribution of principal and interest on the mortgage loans underlying an Agency Pass-Through Certificate is an obligation of or guaranteed by the Government National Mortgage Association (GNMA, or Ginnie Mae), the Federal National Mortgage Association (FNMA, or Fannie Mae) or the Federal Home Loan Mortgage Corporation (FHLMC, or Freddie Mac). GNMA is a wholly owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The guarantee of GNMA with respect to GNMA certificates is backed by the full faith and credit of the United States, and GNMA is authorized to borrow from the U.S. Treasury in an amount which is at any time sufficient to enable GNMA, with no limitation as to amount, to perform its guarantee.
     FNMA is a federally chartered and privately owned corporation organized and existing under federal law. Although the Secretary of the Treasury of the United States has discretionary authority to lend funds to FNMA, neither the United States nor any agency thereof is obligated to finance FNMA’s operations or to assist FNMA in any other manner.
     FHLMC is a federally chartered corporation organized and existing under federal law, the common stock of which is owned by the Federal Home Loan Banks. Neither the United States nor any agency thereof is obligated to finance FHLMC’s operations or to assist FHLMC in any other manner.
     The mortgage loans underlying GNMA certificates are partially or fully guaranteed by the Federal Housing Administration or the Veterans Administration, while the mortgage loans underlying FNMA certificates and FHLMC certificates are conventional mortgage loans which are, in some cases, insured by private mortgage insurance companies. Agency Pass-Through Certificates may be issued in a single class with respect to a given pool of mortgage loans or in multiple classes.
     The residential mortgage loans evidenced by Agency Pass-Through Certificates generally are secured by first mortgages on one- to four-family residential dwellings. Such mortgage loans generally have final maturities ranging from 15 to 40 years and generally provide for monthly payments in amounts sufficient to amortize their original principal amounts by the maturity dates. Each monthly payment on such mortgage loans generally includes both an interest component and a principal component, so that the holder of the mortgage loans receives both interest and a partial return of principal in each monthly payment. In general, such mortgage loans can be prepaid by the borrowers at any time without any prepayment penalty. In addition, many such mortgage loans contain a “due-on-sale” clause requiring the loans to be repaid in full upon the sale of the property securing the loans. Because residential mortgage loans generally provide for monthly amortization and may be prepaid in full at any time, the weighted average maturity of a pool of residential mortgage loans is likely to be substantially shorter than its stated final maturity date. The rate at which a pool of residential mortgage loans is prepaid may be influenced by many factors and is not predictable with precision.

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     Corporate Debt Securities
     Equity Income Fund may invest in corporate debt securities as a principal investment strategy. Each other Fund may invest in corporate debt securities as a non-principal investment strategy. Corporate debt securities are fully taxable debt obligations issued by corporations. These securities fund capital improvements, expansions, debt refinancing or acquisitions that require more capital than would ordinarily be available from a single lender. Investors in corporate debt securities lend money to the issuing corporation in exchange for interest payments and repayment of the principal at a set maturity date. Rates on corporate debt securities are set according to prevailing interest rates at the time of the issue, the credit rating of the issuer, the length of the maturity and other terms of the security, such as a call feature. Corporate debt securities are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. In addition, corporate restructurings, such as mergers, leveraged buyouts, takeovers or similar corporate transactions are often financed by an increase in a corporate issuer’s debt securities. As a result of the added debt burden, the credit quality and market value of an issuer’s existing debt securities may decline significantly. Except as described below under “— Debt Obligations Rated Less than Investment Grade,” investments in nonconvertible corporate debt securities will be limited to investment-grade securities, defined as securities which are rated at the time of purchase by two of Moody’s, Standard & Poor’s and Fitch not less than Baa, BBB and BBB (or the equivalent short-term ratings), respectively, unless only one of those rating agencies provides a rating, in which case that rating must be at least Baa or BBB, or which are of comparable quality in the judgment of the Advisor.
     Repurchase Agreements
     Each of the Funds may invest in repurchase agreements as a non-principal investment strategy. Ordinarily, a Fund does not expect its investments in repurchase agreements to exceed 10% of its total assets. However, because a Fund may invest without limit in cash and short-term securities for temporary defensive purposes, there is no limit on a Fund’s ability to invest in repurchase agreements. A repurchase agreement involves the purchase by a Fund of securities with the agreement that after a stated period of time, the original seller will buy back the same securities (“collateral”) at a predetermined price or yield. Repurchase agreements involve certain risks not associated with direct investments in securities. If the original seller defaults on its obligation to repurchase as a result of its bankruptcy or otherwise, the purchasing Fund will seek to sell the collateral, which could involve costs or delays. Although collateral (which may consist of any fixed income security which is an eligible investment for the Fund) will at all times be maintained in an amount equal to the repurchase price under the agreement (including accrued interest), a Fund would suffer a loss if the proceeds from the sale of the collateral were less than the agreed-upon repurchase price. The Advisor will monitor the creditworthiness of the firms with which the Funds enter into repurchase agreements.
     The Funds’ custodian will hold the securities underlying any repurchase agreement, or the securities will be part of the Federal Reserve/Treasury Book Entry System. The market value of the collateral underlying the repurchase agreement will be determined on each business day. If at any time the market value of the collateral falls below the repurchase price under the repurchase agreement (including any accrued interest), the appropriate Fund will promptly receive additional collateral (so the total collateral is an amount at least equal to the repurchase price plus accrued interest).
     Debt Obligations Rated Less than Investment Grade
     The Funds may invest in both investment grade and non-investment grade debt obligations. Debt obligations rated less than “investment grade” are sometimes referred to as “high yield securities” or “junk bonds.” To be consistent with the ratings methodology used by Barclays, a debt obligation is considered to be rated “investment grade” if two of Moody’s, Standard & Poor’s and Fitch rate the security investment-grade (i.e. at least Baa, BBB and BBB, respectively). If ratings are provided by only two of those rating agencies, the more conservative rating is used to determine whether the security is investment-grade. If only one of those rating agencies provides a rating, that rating is used. The Funds may invest in non-investment grade debt obligations rated at least B by two of Standard & Poor’s,

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Moody’s and Fitch, unless only one of those rating agencies rates the security, in which case that rating must be at least B, or in unrated securities determined to be of comparable quality.
     The “equity securities” in which certain Funds may invest include corporate debt obligations which are convertible into common stock. Equity Income Fund may invest in convertible debt obligations without regard to their ratings, and therefore may hold convertible debt obligations that are rated less than investment grade. Each of the other Funds may invest up to 5% of its net assets in less than investment grade convertible debt obligations.
     Yields on non-investment grade debt obligations will fluctuate over time. The prices of such obligations have been found to be less sensitive to interest rate changes than higher rated obligations, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of non-investment grade debt obligations. If the issuer of a security held by a Fund defaulted, the Fund might incur additional expenses to seek recovery.
     In addition, the secondary trading market for non-investment grade debt obligations may be less developed than the market for investment grade obligations. This may make it more difficult for a Fund to value and dispose of such obligations. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of non-investment grade obligations, especially in a thin secondary trading market.
     Certain risks also are associated with the use of credit ratings as a method for evaluating non-investment grade debt obligations. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of such obligations. In addition, credit rating agencies may not timely change credit ratings to reflect current events. Thus, the success of a Fund’s use of non-investment grade debt obligations may be more dependent on the Advisor’s or Sub-Advisor’s own credit analysis than is the case with investment grade obligations.
     Variable, Floating, and Fixed Rate Debt Obligations
     The debt obligations in which the Funds invest as either a principal or non-principal investment strategy may have variable, floating, or fixed interest rates. Variable rate securities provide for periodic adjustments in the interest rate. Floating rate securities are generally offered at an initial interest rate which is at or above prevailing market rates. The interest rate paid on floating rate securities is then reset periodically (commonly every 90 days) to an increment over some predetermined interest rate index. Commonly utilized indices include the three-month Treasury bill rate, the 180-day Treasury bill rate, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a bank, the commercial paper rates, or the longer-term rates on U.S. Treasury securities. Variable and floating rate securities are relatively long-term instruments that often carry demand features permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity. In order to most effectively use these securities, the Advisor must correctly assess probable movements in interest rates. If the Advisor incorrectly forecasts such movements, a Fund could be adversely affected by use of variable and floating rate securities.
     Fixed rate securities pay a fixed rate of interest and tend to exhibit more price volatility during times of rising or falling interest rates than securities with variable or floating rates of interest. The value of fixed rate securities will tend to fall when interest rates rise and rise when interest rates fall. The value of variable or floating rate securities, on the other hand, fluctuates much less in response to market interest rate movements than the value of fixed rate securities. This is because variable and floating rate securities behave like short-term instruments in that the rate of interest they pay is subject to periodic adjustments according to a specified formula, usually with reference to some interest rate index or market interest rate. Fixed rate securities with short-term characteristics are not subject to the same price volatility as fixed rate securities without such characteristics. Therefore, they behave more like variable or floating rate securities with respect to price volatility.

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Foreign Securities
     General
     The Funds may invest in foreign securities as a principal investment strategy. Under normal market conditions, International Fund and International Select Fund invest principally in foreign securities and the other Equity Funds (other than the Quantitative Funds and the Index Funds) each may invest up to 25% of its total assets in securities of foreign issuers. To the extent described above under “— Derivatives — Forward Currency Contracts and Other Foreign Currency Transactions,” the Funds’ investments in foreign securities may include investments in securities which are purchased and sold in foreign currencies.
     Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of U.S. domestic issuers. These risks include political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income taxation, and foreign trading practices (including higher trading commissions, custodial charges and delayed settlements). Foreign securities also may be subject to greater fluctuations in price than securities issued by U.S. corporations. The principal markets on which these securities trade may have less volume and liquidity, and may be more volatile, than securities markets in the United States.
     In addition, there may be less publicly available information about a foreign company than about a U.S. domiciled company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. domestic companies. There is also generally less government regulation of securities exchanges, brokers and listed companies abroad than in the United States. Confiscatory taxation or diplomatic developments could also affect investment in those countries. In addition, foreign branches of U.S. banks, foreign banks and foreign issuers may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and record keeping standards than those applicable to domestic branches of U.S. banks and U.S. domestic issuers.
     Emerging Markets
     Global Infrastructure Fund, International Fund and International Select Fund may invest in securities issued by the governmental and corporate issuers that are located in emerging market countries as a principal investment strategy. Each other Fund, with the exception of the Quantitative Funds and Index Funds, may invest up to 5% of its total assets in such securities. Investments in securities of issuers in emerging market countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which may result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict a Fund’s investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the limited development and recent emergence, in certain countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in certain countries may be slowed or reversed by unanticipated political or social events in such countries.
     Despite the dissolution of the Soviet Union, the Communist Party may continue to exercise a significant role in certain (particularly Eastern European) countries. To the extent of the Communist Party’s influence, investments in such countries will involve risks of nationalization, expropriation and confiscatory taxation. The communist governments of a number of such countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, a Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in many developing countries. Finally, even though certain

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currencies may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to Fund shareholders.
     Certain countries, which do not have market economies, are characterized by an absence of developed legal structures governing private and foreign investments and private property. Certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment of foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals.
     Authoritarian governments in certain countries may require that a governmental or quasi-governmental authority act as custodian of the Funds’ assets invested in such country. To the extent such governmental or quasi-governmental authorities do not satisfy the requirements of the 1940 Act to act as foreign custodians of the Funds’ cash and securities, the Funds’ investment in such countries may be limited or may be required to be effected through intermediaries. The risk of loss through governmental confiscation may be increased in such countries.
     Depositary Receipts
     The Funds’ investments in foreign securities may include investment in depositary receipts, including American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), and Global Depositary Receipts (GDRs). U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers’ stock, a Fund can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. The Funds also may invest in EDRs, GDRs, and in other similar instruments representing securities of foreign companies. EDRs and GDRs are securities that are typically issued by foreign banks or foreign trust companies, although U.S. banks or U.S. trust companies may issue them. EDRs and GDRs are structured similarly to the arrangements of ADRs. EDRs, in bearer form, are designed for use in European securities markets and are not necessarily denominated in the currency of the underlying security.
     Certain depositary receipts, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of the facilities while issuers of sponsored facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders in respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through voting rights.
     Foreign Securities Exchanges
     Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges. Foreign markets also have different clearance and settlement procedures, and in some markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of a Fund is uninvested. In addition, settlement problems could cause a Fund to miss attractive investment opportunities or to incur losses due to an inability to sell or deliver securities in a timely fashion. In the event of a default by an issuer of foreign securities, it may be more difficult for a Fund to obtain or to enforce a judgment against the issuer.

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Index Participations and Index Participation Contracts
     The Index Funds may invest in index participations and index participation contracts as a non-principal investment strategy. Index participations and index participation contracts provide the equivalent of a position in the securities comprising an index, with each security’s representation equaling its index weighting. Moreover, their holders are entitled to payments equal to the dividends paid by the underlying index securities. Generally, the value of an index participation or index participation contract will rise and fall along with the value of the related index.
Lending of Portfolio Securities
     In order to generate additional income, as a non-principal investment strategy each of the Funds may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, the Funds will only enter into domestic loan arrangements with broker-dealers, banks, or other institutions which the Advisor has determined are creditworthy under guidelines established by the Board of Directors. The Funds will pay a portion of the income earned on the lending transaction to the placing broker and may pay administrative and custodial fees in connection with these loans.
     In these loan arrangements, the Funds will receive collateral in the form of cash, U.S. government securities or other high-grade debt obligations equal to at least 100% of the value of the securities loaned. This collateral must be valued daily by the Advisor or the applicable Fund’s lending agent and, if the market value of the loaned securities increases, the borrower must furnish additional collateral to the lending Fund. During the time portfolio securities are on loan, the borrower pays the lending Fund any dividends or interest paid on the securities. Loans are subject to termination at any time by the lending Fund or the borrower. While a Fund does not have the right to vote securities on loan, it would terminate the loan and regain the right to vote if that were considered important with respect to the investment.
     When a Fund lends portfolio securities to a borrower, payments in lieu of dividends made by the borrower to the Fund will not constitute “qualified dividends” taxable at the same rate as long-term capital gains, even if the actual dividends would have constituted qualified dividends had the Fund held the securities. See “Taxation.”
     U.S. Bank, N.A. acts as securities lending agent for the Funds and receives separate compensation for such services, subject to compliance with conditions contained in an SEC exemptive order permitting U.S. Bank to provide such services and receive such compensation. U.S. Bank receives fees of up to 25% of each Fund’s net income from securities lending transactions. For each Fund, except Global Infrastructure Fund, International Fund and International Select Fund, collateral for securities on loan is invested in a money market fund administered by FAF Advisors and FAF Advisors receives an administration fee equal to 0.02% of such Fund’s average daily net assets. For Global Infrastructure Fund, International Fund, and International Select Fund, collateral for securities on loan is invested in a money market fund administered by State Street Bank and Trust Company.
Other Investment Companies
     Each Fund may invest in other investment companies, such as mutual funds, closed-end funds, and exchange-traded funds (“ETFs”). Global Infrastructure Fund, International Fund, International Select Fund and the Quantitative Funds may do so as a principal investment strategy. Under the 1940 Act, a Fund’s investment in such securities, subject to certain exceptions, currently is limited to 3% of the total voting stock of any one investment company; 5% of the Fund’s total assets with respect to any one investment company; and 10% of a Fund’s total assets in the aggregate. A Fund’s investments in other investment companies may include money market mutual funds, including money market funds advised by the Advisor. Investments in money market funds are not subject to the percentage limitations set forth above.

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     If a Fund invests in other investment companies, Fund shareholders will bear not only their proportionate share of the Fund’s expenses, but also, indirectly, the similar expenses of the underlying investment companies. Shareholders would also be exposed to the risks associated not only to the Fund, but also to the portfolio investments of the underlying investment companies. Shares of certain closed-end funds may at times be acquired only at market prices representing premiums to their net asset values. Shares acquired at a premium to their net asset value may be more likely to subsequently decline in price, resulting in a loss to the Fund and its shareholders. The underlying securities in an ETF may not follow the price movements of the industry or sector the ETF is designed to track. Trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted.
Preferred Stock
     Equity Income Fund, Global Infrastructure Fund, International Fund, and International Select Fund may invest in preferred stock as a principal investment strategy. Each other Fund may invest in preferred stock as a non-principal investment strategy. Preferred stock, unlike common stock, offers a stated dividend rate payable from the issuer’s earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Except as described above under “— Fixed Income Securities — Debt Obligations Rated Less than Investment Grade,” investments in nonconvertible preferred stock will be limited to investment-grade securities, defined as securities which are rated at the time of purchase by two of Moody’s, Standard & Poor’s and Fitch not less than Baa, BBB and BBB (or the equivalent short-term ratings), respectively, unless only one of those rating agencies provides a rating, in which case that rating must be at least Baa or BBB, or which are of comparable quality in the judgment of the Advisor.
Real Estate Investment Trust (“REIT”) Securities
     A majority of Real Estate Securities Fund’s total assets will be invested in securities of real estate investment trusts. Each other Fund may invest in REITs as a non-principal investment strategy. REITs are publicly traded corporations or trusts that specialize in acquiring, holding, and managing residential, commercial or industrial real estate. A REIT is not taxed at the entity level on income distributed to its shareholders or unitholders if it distributes to shareholders or unitholders at least 90% of its taxable income for each taxable year and complies with regulatory requirements relating to its organization, ownership, assets and income.
     REITs generally can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. An Equity REIT invests the majority of its assets directly in real property and derives its income primarily from rents and from capital gains on real estate appreciation which are realized through property sales. A Mortgage REIT invests the majority of its assets in real estate mortgage loans and services its income primarily from interest payments. A Hybrid REIT combines the characteristics of an Equity REIT and a Mortgage REIT. Although Real Estate Securities Fund can invest in all three kinds of REITs, its emphasis is expected to be on investments in Equity REITs.
     Because Real Estate Securities Fund invests primarily in the real estate industry, it is particularly subject to risks associated with that industry. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values and income from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies which own and operate real estate directly, companies which lend to such companies, and companies which service the real estate industry.
     Because Real Estate Securities Fund may invest a substantial portion of its assets in REITs, it also is subject to risks associated with direct investments in REITs. Equity REITs will be affected by changes in the values of and income from the properties they own, while Mortgage REITs may be affected by the credit quality of the mortgage loans they

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hold. In addition, REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. REITs also can be adversely affected by their failure to qualify for tax-free pass-through treatment of their income under the Code or their failure to maintain an exemption from registration under the 1940 Act. By investing in REITs indirectly through the Funds, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.
Royalty Trusts
     Each of the Equity Funds may invest in publicly-traded royalty trusts as a non-principal investment strategy. Royalty trusts are income-oriented equity investments that indirectly, through the ownership of trust units, provide investors (called “unit holders”) with exposure to energy sector assets such as coal, oil and natural gas. Royalty trusts are structured similarly to REITs. A royalty trust generally acquires an interest in natural resource companies or chemical companies and distributes the income it receives to the investors of the royalty trust. A sustained decline in demand for crude oil, natural gas and refined petroleum products could adversely affect income and royalty trust revenues and cash flows. Factors that could lead to a decrease in market demand include a recession or other adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand for such products. A rising interest rate environment could adversely impact the performance of royalty trusts. Rising interest rates could limit the capital appreciation of royalty trusts because of the increased availability of alternative investments at more competitive yields.
Short-Term Temporary Investments
     In an attempt to respond to adverse market, economic, political or other conditions, the Funds may temporarily invest without limit in a variety of short-term instruments such as rated commercial paper and variable amount master demand notes; U.S. dollar-denominated time and savings deposits (including certificates of deposit); bankers’ acceptances; obligations of the U.S. government or its agencies or instrumentalities; repurchase agreements collateralized by eligible investments of a Fund; money market mutual funds (which investments also are subject to an advisory fee); and other similar high-quality short-term U.S. dollar-denominated obligations. The other mutual funds in which the Fund may so invest include money market funds advised by the Advisor.
     The Funds may also invest in Eurodollar certificates of deposit issued by foreign branches of U.S. or foreign banks; Eurodollar time deposits, which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks; and Yankee certificates of deposit, which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the United States. In each instance, these Funds may only invest in bank instruments issued by an institution which has capital, surplus and undivided profits of more than $100 million or the deposits of which are insured by the Bank Insurance Fund or the Savings Association Insurance Fund.
     Short-term investments and repurchase agreements may be entered into on a joint basis by the Funds and other funds advised by the Advisor to the extent permitted by an exemptive order issued by the SEC with respect to the Funds. A brief description of certain kinds of short-term instruments follows:
     Commercial Paper
     Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return. Subject to the limitations described in the Prospectus, the Funds may purchase commercial paper consisting of issues rated at the time of purchase within the two highest rating categories by Standard & Poor’s, Fitch or Moody’s, or which have been assigned an equivalent rating by another nationally recognized statistical rating organization. The Funds also may invest in commercial paper that is not rated but that is determined by the Advisor to be of comparable quality to instruments that are so rated. For a description of the rating categories of Standard & Poor’s, Fitch and Moody’s, see Appendix A.

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     Bankers’ Acceptances
     Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity.
     Variable Amount Master Demand Notes
     Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. The Advisor will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand.
     Variable Rate Demand Obligations
     Variable rate demand obligations (“VRDOs”) are securities in which the interest rate is adjusted at pre-designated periodic intervals. VRDOs may include a demand feature which is a put that entitles the holder to receive the principal amount of the underlying security or securities and which may be exercised either at any time on no more than 30 days’ notice or at specified intervals not exceeding 397 calendar days on no more than 30 days’ notice.
When-Issued and Delayed Delivery Transactions
     Each of the Funds (other than the Index Funds) may purchase securities on a when-issued or delayed delivery basis as a non-principal investment strategy. When such a transaction is negotiated, the purchase price is fixed at the time the purchase commitment is entered, but delivery of and payment for the securities take place at a later date. A Fund will not accrue income with respect to securities purchased on a when-issued or delayed delivery basis prior to their stated delivery date. Pending delivery of the securities, each Fund will segregate cash or liquid securities in an amount sufficient to meet its purchase commitments.
     The purchase of securities on a when-issued or delayed delivery basis exposes a Fund to risk because the securities may decrease in value prior to delivery. In addition, a Fund’s purchase of securities on a when-issued or delayed delivery basis while remaining substantially fully invested could increase the amount of the Fund’s total assets that are subject to market risk, resulting in increased sensitivity of net asset value to changes in market prices. A seller’s failure to deliver securities to a Fund could prevent the Fund from realizing a price or yield considered to be advantageous.
     When a Fund agrees to purchase securities on a when-issued or delayed delivery basis, the Fund will segregate cash or liquid securities in an amount sufficient to meet the Fund’s purchase commitments. It may be expected that a Fund’s net assets will fluctuate to a greater degree when it sets aside securities to cover such purchase commitments than when it sets aside cash. In addition, because a Fund will set aside cash or liquid securities to satisfy its purchase commitments, its liquidity and the ability of the Advisor to manage it might be affected in the event its commitments to purchase when-issued or delayed delivery securities ever became significant. Under normal market conditions, however, a Fund’s commitments to purchase when-issued or delayed delivery securities will not exceed 25% of the value of its total assets.

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Investment Restrictions
     In addition to the investment objectives and policies set forth in the Prospectuses and under the caption “Additional Information Concerning Fund Investments” above, each of the Funds is subject to the investment restrictions set forth below. The investment restrictions set forth in paragraphs 1 through 8 below are fundamental and cannot be changed with respect to a Fund without approval by the holders of a majority of the outstanding shares of that Fund as defined in the 1940 Act, that is, by the lesser of the vote of (a) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.
     None of the Funds will:
1.	Concentrate its investments in a particular industry, except that any Fund with one or more industry concentrations implied by its name shall, in normal market conditions, concentrate in securities of issues within that industry or industries. For purposes of this limitation, the U.S. Government is not considered a member of any industry. Whether the Fund is concentrating in an industry shall be determined in accordance with the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

2.	Borrow money or issue senior securities, except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

3.	With respect to 75% of its total assets, purchase securities of an issuer (other than (i) securities issued by other investment companies, (ii) securities issued by the U.S. Government, its agencies, instrumentalities or authorities, or (iii) repurchase agreements fully collateralized by U.S. Government securities) if (a) such purchase would, at the time, cause more than 5% of the Fund’s total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund. This investment restriction does not apply to the Real Estate Securities Fund.

4.	Invest in companies for the purpose of control or management.

5.	Purchase physical commodities or contracts relating to physical commodities.

6.	Purchase or sell real estate unless as a result of ownership of securities or other instruments, but this shall not prevent the Funds from investing in securities or other instruments backed by real estate or interests therein or in securities of companies that deal in real estate or mortgages.

7.	Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed an underwriter under applicable laws.

8.	Make loans except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.
     For purposes of applying the limitation set forth in number 1 above, according to the current interpretation by the SEC, the Fund would be concentrated in an industry if more than 25% of its total assets, based on current market value at the time of purchase, were invested in that industry. The Funds will generally use industry classifications provided by the Global Industry Classification System.
     For purposes of applying the limitation set forth in number 2 above, under the 1940 Act as currently in effect, the Funds are not permitted to issue senior securities, except that the Fund may borrow from any bank if immediately after such borrowing the value of the Fund’s total assets is at least 300% of the principal amount of all of the Fund’s

19

borrowings (i.e., the principal amount of the borrowings may not exceed 33 1/3% of the Fund’s total assets). In the event that such asset coverage shall at any time fall below 300% the Fund shall, within three days thereafter (not including Sundays and holidays) reduce the amount of its borrowings to an extent that the asset coverage of such borrowing shall be at least 300%.
     For purposes of applying the limitation set forth in number 8 above, there are no limitations with respect to unsecured loans made by the Fund to an unaffiliated party. However, when the Fund loans its portfolio securities, the obligation on the part of the Fund to return collateral upon termination of the loan could be deemed to involve the issuance of a senior security within the meaning of Section 18(f) of the 1940 Act. In order to avoid violation of Section 18(f), the Fund may not make a loan of portfolio securities if, as a result, more than one-third of its total asset value (at market value computed at the time of making a loan) would be on loan.
     The following restrictions are non-fundamental and may be changed by FAIF’s Board of Directors without a shareholder vote:
     None of the Funds will:
1.	Invest more than 15% of its net assets in all forms of illiquid investments.

2.	Borrow money in an amount exceeding 10% of the borrowing Fund’s total assets. None of the Funds will borrow money for leverage purposes. For the purpose of this investment restriction, the use of options and futures transactions and the purchase of securities on a when-issued or delayed delivery basis shall not be deemed the borrowing of money. No Fund will make additional investments while its borrowings exceed 5% of total assets.

3.	Make short sales of securities.

4.	Lend portfolio securities representing in excess of one-third of the value of its total assets.

5.	Pledge any assets, except in connection with any permitted borrowing and then in amounts not in excess of one-third of the Fund’s total assets, provided that for the purposes of this restriction, margin deposits, security interests, liens and collateral arrangements with respect to options, futures contracts, options on futures contracts, and other permitted investments and techniques are not deemed to be a pledge of assets for purposes of this limitation.

6.	Acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1) of the 1940 Act.
     With respect to the non-fundamental restriction set forth in number 1 above, the Fund will monitor portfolio liquidity on an ongoing basis and, in the event more than 15% of the Fund’s net assets are invested in illiquid investments, the Fund will reduce its holdings of illiquid securities in an orderly fashion in order to maintain adequate liquidity.
     The Board of Directors has adopted guidelines and procedures under which the Fund’s investment advisor is to determine whether the following types of securities which may be held by the Fund are “liquid” and to report to the Board concerning its determinations: (i) securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933; (ii) commercial paper issued in reliance on the “private placement” exemption from registration under Section 4(2) of the Securities Act of 1933, whether or not it is eligible for resale pursuant to Rule 144A; (iii) interest-only and principal-only, inverse floating and inverse interest-only securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; and (iv) municipal leases and securities that represent interests in municipal leases.

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Portfolio Turnover
Disclosure of Portfolio Holdings
Public Disclosure
     Each Fund is required by the SEC to file its portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with each fund’s annual and semi-annual reports on form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters. These filings are generally available within sixty days of the end of the relevant Fund’s fiscal quarter. In addition, the First American Fund Family makes portfolio holdings information publicly available for all First American Funds other than Equity Index Fund, Mid Cap Index Fund and Small Cap Index Fund (the “Index Funds,” series of FAIF), the series of FAF (the “Money Market Funds”), which are money market funds, and the series of the Mount Vernon Trust by posting the information on the First American Funds website on a quarterly basis. The Funds will attempt to post such information within ten business days of the quarter end. Until such time as it is posted, it will be Undisclosed Holdings Information, as defined below, and subject to the Funds’ procedures regarding the disclosure of Undisclosed Holdings Information.
Nonpublic Disclosure
     The Funds’ board of directors has adopted policies and procedures (the “Disclosure Policies”), which prohibit the release of information concerning portfolio holdings, or information derived therefrom (“Undisclosed Holdings Information”), that has not been made public through SEC filings or the website. Different exceptions to this prohibition are made depending on the type of third party that receives the Undisclosed Holdings Information. The Disclosure Policies are designed to prevent the use of portfolio holdings information to trade against the Funds, or otherwise use the information in a way that would harm the Funds, and to prevent selected investors from having nonpublic information that will allow them to make advantageous decisions with respect to purchasing and selling Fund shares.
     Because the portfolios of the Index Funds generally mirror the composition of published indices, the Index Funds are not subject to the Disclosure Policies. In addition, the Money Market Funds are not subject to the Disclosure Policies because these Funds hold only short-term money market securities that generally do not vary significantly in value over short periods of time. The Mount Vernon Trust is not subject to the Disclosure Policies because the series of the trust are not available to the general public, but are only offered in connection with the investment of collateral received in connection with securities lending. Because of the types of securities held by, or the limited purpose of, the foregoing Funds, such Funds’ portfolio holdings information would not be subject to the types of misuses that the Disclosure Policies are designed to prevent.
     Disclosure within FAF Advisors and Its Affiliates and to Fund Directors. Undisclosed Holdings Information and information derived therefrom is provided, or otherwise made available, on a daily basis (a) without prior approval, to individuals who are employed by FAF Advisors and who have a need to know the information, such as investment, compliance and treasury personnel, and (b) to individuals employed by affiliates of FAF Advisors who are not otherwise entitled to receive such information under “Disclosure to Fund Service Providers and Prospective Service Providers,” below, if (1) such individuals are subject to FAF Advisors Code of Ethics, or that of an affiliate, which imposes a duty not to trade on such information; (2) the fund to which such information relates is subject to FAF Advisors’ market timing review; and (3) FAF Advisors’ Internal Compliance Controls Committee has determined that improper use of such information by such individuals is not likely to affect the funds in any material respect based on factors such as the types of funds to which the Undisclosed Holdings Information relate, the flows of investment into such funds, and reports of portfolio managers regarding the stability of assets in such funds.

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     Undisclosed Holdings Information and information derived therefrom also may be provided to directors of the First American Funds and their service providers, such as counsel, as part of the materials for regular or special board of directors meetings without prior approval.
     Disclosure to Fund Service Providers and Prospective Service Providers. Undisclosed Holdings Information and information derived therefrom is provided, or otherwise made available, on a daily basis to the Advisor (as described above), sub-advisors, custodians, administrators, transfer agents, securities lending agents, and outside accountants. Undisclosed Holdings Information may also be provided, as necessary, to outside counsel, entities that provide Class B share financing, proxy voting organizations, financial printers, pricing services, and other organizations that provide or propose to provide services to the First American Funds. Prior to receiving Undisclosed Holdings Information, a service provider or prospective service provider must enter into a written agreement with the Funds to maintain the information in confidence, to use the information only for the purpose for which it is provided, and not to trade on the basis of any such information that is material nonpublic information. Notwithstanding the foregoing, any sub-advisor to a First American Fund may disclose Undisclosed Holdings Information and information derived therefrom to any third party which it employs to perform accounting, administrative, reporting or ancillary services required to enable such sub-advisor to perform its functions under its sub-advisory agreement relating to such First American Fund, provided that (a) the third party is subject to a confidentiality agreement that specifically prevents the misuse of such information, and (b) the sub-advisor agrees in substance (i) to act in good faith and with due diligence in the selection, use and monitoring of such third parties, and (ii) to be solely responsible for any loss caused by, or mistake, gross negligence or misconduct of, such third party.
     Disclosure to Fund Ranking and Ratings Organizations. Undisclosed Holdings Information and information derived therefrom may be provided to organizations that provide mutual fund rankings and ratings, such as Morningstar, Lipper, Moody’s, and Standard & Poor’s, and to entities that provide investment coverage and/or analytical information regarding a Fund’s portfolio, provided that the recipient has entered into a written agreement with the Fund to maintain the information in confidence, to use the information only for the purpose for which it is provided, and not to trade on the basis of any such information that is material nonpublic information.
     Disclosure to Investors, Prospective Investors, and Investor Consultants. The Disclosure Policies provide that Undisclosed Holdings Information and information derived therefrom may be provided to investors, prospective investors, or investor consultants with the prior approval of the Funds’ Chief Compliance Officer in the specific instance. The Chief Compliance Officer will only approve such disclosure after concluding that it is in the best interests of the Fund in question and its shareholders and if the recipient has agreed in writing to maintain the information in confidence and not to trade on the basis of any such information that is material nonpublic information. In considering a request for such approval, the Chief Compliance Officer also shall identify and consider any conflict of interest between the Fund and its shareholders, on the one hand, and the Advisor and its affiliates, on the other, which is presented by the request. If the Chief Compliance Officer determines that there is a conflict of interest between the Fund and its shareholders on the one hand and the Advisor and its affiliates, on the other, he or she will approve such disclosure only if he or she determines that such conflict is materially mitigated by the execution of a confidentiality agreement and that, despite such conflict of interest, disclosure is in the best interests of the relevant Fund and its shareholders. The Funds’ Chief Compliance Officer is responsible for the creation of a written record that states the basis for the conclusion that the disclosure is in the best interests of the relevant Fund and its shareholders.
     Disclosure as Required by Applicable Law. Undisclosed Holdings Information and information derived therefrom may be disclosed to any person as required by applicable laws, rules and regulations. For example, such information may be disclosed in response to regulatory requests for information or in response to legal process in litigation matters.
     Disclosure of Limited Holdings. Portfolio managers, analysts and other personnel of the Advisor and any sub-advisor may discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of Fund shares or their representatives. In no case will a material number of portfolio holdings be provided that have not yet been posted on the First American Funds website or filed with the SEC unless the recipient has entered into a written agreement with the Funds to maintain the confidentiality

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of such information and not to trade on the basis of any such information that is material nonpublic information. In addition, brokers and dealers may be provided with individual portfolio holdings in order to obtain bids or bid and asked prices (if securities held by a Fund are not priced by the Fund’s regular pricing services) or in connection with portfolio transactions.
     No Compensation or Consideration. Neither the Funds, nor the Advisor or any sub-advisor or any affiliate of either, including the Chief Compliance Officer or his or her designee, will solicit or accept any compensation or other consideration in connection with the disclosure of Undisclosed Holdings Information or information derived therefrom.
     Chief Compliance Officer Reports to Fund Board. The Funds’ Chief Compliance Officer must provide a quarterly report to the Funds’ board of directors addressing exceptions to these policies and procedures during the preceding quarter, if any.
     Detective and Corrective Action. Any unauthorized release of Undisclosed Holdings Information which comes to the attention of an employee of the Advisor shall be reported to the Chief Compliance Officer. The Chief Compliance Officer shall recommend an appropriate sanction to be imposed by the individual’s supervisor if the individual releasing such information is an employee of the Advisor or other appropriate action if the individual is not an employee of the Advisor.
     Designee of Chief Compliance Officer. In the event of the absence or unavailability of the Chief Compliance Officer, all of the obligations of the Chief Compliance Officer may be performed by his or her designee.
Directors and Executive Officers
     The directors and executive officers of FAIF are listed below, together with their business addresses and their principal occupations during the past five years. The Board of Directors is generally responsible for the overall operation and management of FAIF. The Board of Directors consists entirely of directors who are not “interested persons” of FAIF, as that term is defined in the 1940 Act (“Independent Directors”).
Independent Directors

Other
	Position(s)			Number of Portfolios	Directorships
Name, Address,	Held with	Term of Office and Length of	Principal Occupation(s) during	in Fund Complex	Held by
and Year of Birth	Fund	Time Served	Past Five Years	Overseen by Director	Director[1]
Benjamin R. Field III, P.O. Box 1329, Minneapolis, Minnesota 55440-1329 (1938)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAIF since September 2003.	Retired.	First American Funds Complex: twelve registered investment companies, including 58 portfolios	None

Roger A. Gibson, P.O. Box 1329, Minneapolis, Minnesota 55440-1329 (1946)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAIF since October 1997.	Director, Charterhouse Group, Inc., a private equity firm, since October 2005; Advisor/Consultant, Future Freight™, a logistics/supply chain company; Trustee, National Jewish Health; Board Member/Co- Founder, Shades of Blue, an aviation-related youth development organization; Vice President and Chief Operating Officer, Cargo — United Airlines, from July 2001 until retirement in November 2005.	First American Funds Complex: twelve registered investment companies, including 58 portfolios	None

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Other
	Position(s)			Number of Portfolios	Directorships
Name, Address,	Held with	Term of Office and Length of	Principal Occupation(s) during	in Fund Complex	Held by
and Year of Birth	Fund	Time Served	Past Five Years	Overseen by Director	Director[1]
Victoria J. Herget, P.O. Box 1329, Minneapolis, Minnesota 55440-1329 (1951)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAIF since September 2003.	Investment consultant and non- profit board; Board Chair, United Educators Insurance Company.	First American Funds Complex: twelve registered investment companies, including 58 portfolios	None

John P. Kayser P.O. Box 1329, Minneapolis, Minnesota 55440-1329 (1949)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAIF since October 2006.	Retired; Principal from 1983 to 2004, William Blair & Company, LLC, a Chicago-based investment firm.	First American Funds Complex: twelve registered investment companies, including 58 portfolios	None

Leonard W. Kedrowski, P.O. Box 1329, Minneapolis, Minnesota 55440-1329 (1941)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAIF since November 1993.	Owner and President, Executive and Management Consulting, Inc., a management consulting firm; Board member, GC McGuiggan Corporation (dba Smyth Companies), a label printer; member, investment advisory committee, Sisters of the Good Shepherd.	First American Funds Complex: twelve registered investment companies, including 58 portfolios	None

Richard K. Riederer, P.O. Box 1329, Minneapolis, Minnesota 55440-1329 (1944)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAIF since August 2001.	Owner and Chief Executive Officer, RKR Consultants, Inc., a consulting company providing advice on business strategy, mergers and acquisitions; non-profit board member since 2005.	First American Funds Complex: twelve registered investment companies, including 58 portfolios	Cliffs Natural Resources, Inc. (a producer of iron ore pellets and coal)

Joseph D. Strauss, P.O. Box 1329, Minneapolis, Minnesota 55440-1329 (1940)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAIF since April 1991.	Attorney At Law; Owner and President, Strauss Management Company, a Minnesota holding company for various organizational management business ventures; Owner, Chairman and Chief Executive Officer, Community Resource Partnerships, Inc., a corporation engaged in strategic planning, operations management, government relations, transportation planning and public relations; Owner, Chairman and Chief Executive Officer, Excensus™ LLC, a strategic demographic planning and application development firm.	First American Funds Complex: twelve registered investment companies, including 58 portfolios	None

Virginia L. Stringer, P.O. Box 1329, Minneapolis, Minnesota 55440-1329 (1944)	Chair; Director	Chair term three years. Director term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Chair of FAIF’s Board since September 1997; Director of FAIF since September 1987.	Governance consultant and non- profit board member; former Owner and President, Strategic Management Resources, Inc., a management consulting firm; Chair, Saint Paul Riverfront Corporation, since 2005.	First American Funds Complex: twelve registered investment companies, including 58 portfolios	None

James M. Wade, P.O. Box 1329, Minneapolis, Minnesota 55440-1329 (1943)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAIF since August 2001.	Owner and President, Jim Wade Homes, a homebuilding company.	First American Funds Complex: twelve registered investment companies, including 58 portfolios	None

[1]	Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act, or any company registered as an investment company under the Investment Company Act.

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Executive Officers

Name, Address, and Year	Position(s) Held	Term of Office and
of Birth	with Fund	Length of Time Served	Principal Occupation(s) during Past Five Years
Thomas S. Schreier, Jr., FAF Advisors, Inc. 800 Nicollet Mall, Minneapolis, Minnesota 55402 (1962) [1]	President	Re-elected by the Board annually; President of FAIF since February 2001	Chief Executive Officer of FAF Advisors, Inc.; Chief Investment Officer of FAF Advisors, Inc. since September 2007.

Jeffery M. Wilson, FAF Advisors, Inc. 800 Nicollet Mall, Minneapolis, Minnesota 55402 (1956) [1]	Vice President - Administration	Re-elected by the Board annually; Vice President — Administration of FAIF since March 2000	Senior Vice President of FAF Advisors, Inc.

Charles D. Gariboldi, Jr., FAF Advisors, Inc. 800 Nicollet Mall, Minneapolis, Minnesota 55402 (1959) [1]	Treasurer	Re-elected by the Board annually; Treasurer of FAIF since December 2004	Mutual Funds Treasurer, FAF Advisors, Inc.

Jill M. Stevenson, FAF Advisors, Inc. 800 Nicollet Mall, Minneapolis, Minnesota 55402 (1965) [1]	Assistant Treasurer	Re-elected by the Board annually; Assistant Treasurer of FAIF since September 2005	Mutual Funds Assistant Treasurer, FAF Advisors, Inc., since September 2005; prior thereto, Director, Senior Project Manager, FAF Advisors, Inc.

David H. Lui, FAF Advisors, Inc. 800 Nicollet Mall, Minneapolis, Minnesota 55402 (1960) [1]	Chief Compliance Officer	Re-elected by the Board annually; Chief Compliance Officer of FAIF since March 2005	Chief Compliance Officer, FAF Advisors, Inc.

Jason K. Mitchell FAF Advisors, Inc. 800 Nicollet Mall, Minneapolis, Minnesota 55402 (1976) [1]	Anti-Money Laundering Officer	Re-elected by the Board annually; Anti- Money Laundering Officer of FAIF since December 2008 and from September 2006 through August 2008	Compliance Manager, FAF Advisors, Inc. since June 2006; prior thereto, Compliance Analyst, FAF Advisors, Inc.

Kathleen L. Prudhomme, FAF Advisors, Inc. 800 Nicollet Mall, Minneapolis, Minnesota 55402 (1953) [1]	Secretary	Re-elected by the Board annually; Secretary of FAIF since December 2004; prior thereto, Assistant Secretary of FAIF since September 1998	Deputy General Counsel, FAF Advisors, Inc.

James D. Alt, Dorsey & Whitney LLP, 50 South Sixth Street, Suite 1500, Minneapolis, Minnesota 55402 (1951)	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FAIF since December 2004; Secretary of FAIF from June 2002	Partner, Dorsey & Whitney LLP, a Minneapolis-based law firm.

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Name, Address, and Year	Position(s) Held	Term of Office and
of Birth	with Fund	Length of Time Served	Principal Occupation(s) during Past Five Years
through December 2004; Assistant Secretary of FAIF from September 1998 through June 2002

James R. Arnold, U.S. Bancorp Fund Services, LLC, 615 E. Michigan Street, Milwaukee, WI 53202 (1957) [1]	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FAIF since June 2003	Senior Vice President, U.S. Bancorp Fund Services, LLC.

Richard J. Ertel, FAF Advisors, Inc. 800 Nicollet Mall, Minneapolis, Minnesota 55402 (1967) [1]	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FAIF since June 2006 and from June 2003 through August 2004	Counsel, FAF Advisors, Inc., since May 2006; prior thereto, Counsel, Ameriprise Financial Services, Inc.

Michael W. Kremenak, FAF Advisors, Inc. 800 Nicollet Mall, Minneapolis, Minnesota 55402 (1978) [1]	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FAIF since February 2009	Counsel, FAF Advisors, Inc., since January 2009; prior thereto, Associate, Skadden, Arps, Slate, Meagher & Flom LLP from September 2005 to January 2009.

[1]	Messrs. Schreier, Wilson, Gariboldi, Lui, Mitchell, Ertel, and Kremenak Ms. Stevenson and Ms. Prudhomme are each officers and/or employees of FAF Advisors, Inc., which serves as investment advisor and administrator for FAIF. Mr. Arnold is an officer of U.S. Bancorp Fund Services, LLC, which is a subsidiary of U.S. Bancorp and which serves as transfer agent for FAIF.
Standing Committees of the Board of Directors
     There are currently three standing committees of the FAIF Board of Directors: Audit Committee, Pricing Committee and Governance Committee.

Number of Fund
Complex
Committee
Meetings Held
During FAIF’s
Fiscal Year Ended
	Committee Function	Committee Members	10/31/09
Audit Committee	The purposes of the Committee are (1) to oversee the Funds’ accounting and financial reporting policies and practices, their internal controls and, as appropriate, the internal controls of certain service providers; (2) to oversee the quality of the Funds’ financial statements and the independent audit thereof; (3) to assist Board oversight of the Funds’ compliance with legal and regulatory requirements; and (4) to act as a liaison between the Funds’ independent auditors and the full Board of Directors. The Audit Committee, together with the Board of Directors, has the ultimate authority and responsibility to select, evaluate and, where appropriate, replace the outside auditor (or to nominate the outside auditor to be proposed for shareholder approval in any proxy statement).	Leonard W. Kedrowski (Chair) Benjamin R. Field III John P. Kayser Richard K. Riederer Virginia L. Stringer (ex-officio)

Pricing Committee	The Committee is responsible for valuing portfolio securities for which market quotations are not readily available, pursuant to procedures established by the Board of Directors.	Roger A. Gibson (Chair) James M. Wade Benjamin R. Field III Virginia L. Stringer (ex-officio)

Governance Committee	The Committee has responsibilities relating to (1) Board and Committee composition (including, interviewing and recommending to the Board nominees for election as directors; reviewing the	Joseph D. Strauss (Chair) James M. Wade Victoria J. Herget

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Number of Fund
Complex
Committee
Meetings Held
During FAIF’s
Fiscal Year Ended
Committee Function	Committee Members	10/31/09
independence of all independent directors; reviewing Board composition to determine the appropriateness of adding individuals with different backgrounds or skills; reporting to the Board on which current and potential members of the Audit Committee qualify as Audit Committee Financial Experts; recommending a successor to the Board Chair when a vacancy occurs; consulting with the Board Chair on Committee assignments; and in anticipation of the Board’s request for shareholder approval of a slate of directors, recommending to the Board the slate of directors to be presented for Board and shareholder approval); (2) Committee structure (including, at least annually, reviewing each Committee’s structure and membership and reviewing each Committee’s charter and suggesting changes thereto); (3) director education (including developing an annual education calendar; monitoring independent director attendance at educational seminars and conferences; developing and conducting orientation sessions for new independent directors; and managing the Board’s education program in a cost-effective manner); and (4) governance practices (including reviewing and making recommendations regarding director compensation and director expenses; monitoring director investments in the Funds; monitoring compliance with director retirement policies; reviewing compliance with the prohibition from serving on the board of directors of mutual funds that are not part of the First American Fund Complex; if requested, assisting the Board Chair in overseeing self-evaluation process; in collaboration with outside counsel, developing policies and procedures addressing matters which should come before the Committee in the proper exercise of its duties; reviewing the Board’s adherence to industry “best practices;” reviewing and recommending changes in Board governance policies, procedures and practices; reporting the Committee’s activities to the Board and making such recommendations; reviewing and, as appropriate; recommending that the Board make changes to the Committee’s charter).	Virginia L. Stringer (ex-officio)
     In addition to the above committees, the Board of Directors also appoints a Fund Review Liaison. The responsibility of the Fund Review Liaison is to lead the Board of Directors, together with the Board Chair, in evaluating Fund performance, Fund service provider contracts and arrangements for execution of Fund trades. Ms. Herget is the current Fund Review Liaison.
     The Governance Committee will consider shareholder recommendations for director nominees in the event there is a vacancy on the Board of Directors or in connection with any special shareholders meeting which is called for the purpose of electing directors. FAIF does not hold regularly scheduled annual shareholders meetings. There are no differences in the manner in which the Governance Committee evaluates nominees for director based on whether the nominee is recommended by a shareholder.
     A shareholder who wishes to recommend a director nominee should submit his or her recommendation in writing to the Chair of the Board (Ms. Stringer) or the Chair of the Governance Committee (Mr. Strauss), in either case at First American Funds, P.O. Box 1329, Minneapolis, Minnesota 55440-1329. At a minimum, the recommendation should include:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

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•	a statement concerning whether the person is “independent” within the meaning of New York Stock Exchange and American Stock Exchange listing standards and is not an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Fund would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation, together with the number of Fund shares held by such person and the period for which the shares have been held.
     The recommendation also can include any additional information which the person submitting it believes would assist the Governance Committee in evaluating the recommendation. Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis and will be kept on file for consideration when there is a vacancy on the Board or prior to a shareholders meeting called for the purpose of electing directors.
Fund Shares Owned by the Directors
     The information in the table below discloses the dollar ranges of (i) each Director’s beneficial ownership in FAIF, and (ii) each Director’s aggregate beneficial ownership in all funds within the First American Funds complex, including in each case the value of fund shares elected by Directors in the directors’ deferred compensation plan.

Aggregate Dollar Range of Equity Securities
Director	Dollar Range of Equity Securities in FAIF	in the First American Funds Complex [1]

Benjamin R. Field III	$10,001-$50,000	Over $100,000
Roger A. Gibson	Over $100,000	Over $100,000
Victoria J. Herget	Over $100,000	Over $100,000
John P. Kayser	Over $100,000	Over $100,000
Leonard W. Kedrowski	Over $100,000	Over $100,000
Richard K. Riederer	Over $100,000	Over $100,000
Joseph D. Strauss	Over $100,000	Over $100,000
Virginia L. Stringer	Over $100,000	Over $100,000
James M. Wade	Over $100,000	Over $100,000

[1]	The dollar range disclosed is based on the value of the securities as of December 31, 2009.
     As of December 31, 2009, none of the independent Directors or their immediate family members owned, beneficially, or of record, any securities in (i) an investment advisor or principal underwriter of the Funds or (ii) a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Funds.
Compensation
     The First American Family of Funds, which includes FAIF, FAF, FASF, and FACEF, currently pays directors who are not paid employees or affiliates of the Funds an annual retainer of $135,000 ($245,000 in the case of the Chair). The Fund Review Liaison and the Audit Committee Chair each receive an additional annual retainer of $20,000. The other standing Committee Chairs receive an additional annual retainer of $15,000. In addition, directors are paid the following fees for attending Board and committee meetings:
•	$1,000 for attending the first day of an in-person Board of Directors meeting ($1,500 in the case of the Chair);

•	$2,000 for attending the second day of an in-person Board of Directors meeting ($3,000 in the case of the Chair);

28

•	$1,000 for attending the third day of an in-person Board of Directors meeting ($1,500 in the case of the Chair), assuming the third day ends no later than early afternoon; and

•	$500 for in-person attendance at any committee meeting ($750 in the case of the Chair of each committee).
     A Director who participates telephonically in any in-person Board or Committee meeting receives half of the fee that Director would have received for attending, in-person, the Board or Committee meeting. For telephonic Board and Committee meetings, the Chair and each Director and Committee Chair, as applicable, receive a fee equal to half the fee he or she would have received for attending an in-person meeting.
     Directors also receive $3,500 per day when traveling, on behalf of a Fund, out of town on Fund business which does not involve a Board or committee meeting. In addition, directors are reimbursed for their out-of-pocket expenses in traveling from their primary or secondary residence to Board and committee meetings, on Fund business and to attend mutual fund industry conferences or seminars. The amounts specified in this paragraph are allocated evenly among the funds in the First American Family of Funds.
     The directors may elect to defer payment of up to 100% of the fees they receive in accordance with a Deferred Compensation Plan (the “Plan”). Under the Plan, a director may elect to have his or her deferred fees treated as if they had been invested in shares of one or more funds and the amount paid to the director under the Plan will be determined based on the performance of such investments. Distributions may be taken in a lump sum or over a period of years. The Plan will remain unfunded for federal income tax purposes under the Internal Revenue Code of 1986, as amended. Deferral of director fees in accordance with the Plan will have a negligible impact on Fund assets and liabilities and will not obligate the Funds to retain any director or pay any particular level of compensation. The Funds do not provide any other pension or retirement benefits to directors.
     Legal fees and expenses are also paid to Dorsey & Whitney LLP, the law firm of which James D. Alt, Assistant Secretary of FAIF, FAF, FASF, and FACEF, is a partner.
     The following table sets forth information concerning aggregate compensation paid to each director of FAIF (i) by FAIF (column 2), and (ii) by FAIF, FAF, FASF, and FACEF collectively (column 5) during the fiscal year ended October 31, 2007. No executive officer or affiliated person of FAIF received any compensation from FAIF in excess of $60,000 during such fiscal year or fiscal period.
Compensation during Fiscal Year Ended October 31, 2009

Total Compensation
	Aggregate	Pension or Retirement	Estimated Annual	from Registrant and
	Compensation From	Benefits Accrued as	Benefits Upon	Fund Complex Paid to
Name of Person, Position	Registrant[1]	Part of Fund Expenses	Retirement	Directors [2]

Benjamin R. Field III, Director	$	-0-	-0-	$
Roger A. Gibson, Director		-0-	-0-
Victoria J. Herget, Director		-0-	-0-
John P. Kayser, Director		-0-	-0-
Leonard W. Kedrowski, Director		-0-	-0-
Richard K. Riederer, Director		-0-	-0-
Joseph D. Strauss, Director		-0-	-0-
Virginia L. Stringer, Director & Chair		-0-	-0-
James M. Wade, Director		-0-	-0-

[1]	Included in the Aggregate Compensation from Registrant are amounts deferred by Directors pursuant to the Deferred Compensation Plan discussed below. Pursuant to this Plan, compensation was deferred for the following directors: Roger A. Gibson, $ ; Victoria J. Herget, $ ; Leonard W. Kedrowski, $ ; and Joseph D. Strauss, $ .

[2]	Included in the Total Compensation are amounts deferred for the following directors pursuant to the Deferred Compensation Plan: Roger A. Gibson, $ ; Victoria J. Herget, $ ; Leonard W. Kedrowski, $ ; and Joseph D. Strauss, $ .

29

Sales Loads
     Directors of the Fund and certain other Fund affiliates may purchase the Fund’s Class A shares at net asset value without a sales charge. See the applicable fund’s prospectus for details.
Code of Ethics
     First American Investment Funds, Inc., FAF Advisors, Inc., Altrinsic Global Advisors, LLC, Hansberger Global Investors, Inc., Lazard Asset Management LLC, and Quasar Distributors, LLC have each adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act. Each of these Codes of Ethics permits personnel to invest in securities for their own accounts, including securities that may be purchased or held by the Fund. These Codes of Ethics are on public file with, and are available from, the SEC.
Proxy Voting Policies
     FAF Advisors, as investment manager for the First American family of mutual funds, has been delegated the authority by the board of directors of FAIF to vote proxies with respect to the investments held in the Fund. FAF Advisors, Inc. has delegated the responsibility of voting proxies to each Sub-Advisor of International Fund or International Select Fund. Each Sub-Advisor is responsible for developing and enforcing proxy voting policies with regard to the Fund, or the portion of the Fund’s assets, managed by such Sub-Advisor. FAF Advisors will review these policies annually. The policies and procedures that the Fund uses to determine how to vote proxies, including the policies and procedures of FAF Advisors and each Sub-Advisor, are set forth in Appendix B. Each year the First American family of funds files its proxy voting records with the SEC and makes them available by August 31 for the 12-month period ending June 30 of that year. The records can be obtained without charge through www.firstamericanfunds.com and/or the SEC’s website at www.sec.gov.
Investment Advisory and Other Services for the Funds
Investment Advisor
     FAF Advisors, Inc. (the “Advisor”), 800 Nicollet Mall, Minneapolis, Minnesota 55402, serves as the investment advisor and manager of the Funds. The Advisor is a wholly owned subsidiary of U.S. Bank National Association (“U.S. Bank”), 800 Nicollet Mall, Minneapolis, Minnesota 55402, a national banking association that has professionally managed accounts for individuals, insurance companies, foundations, commingled accounts, trust funds, and others for over 75 years. U.S. Bank is a subsidiary of U.S. Bancorp, 800 Nicollet Mall, Minneapolis, Minnesota 55402, which is a regional multi-state bank holding company headquartered in Minneapolis, Minnesota that primarily serves the Midwestern, Rocky Mountain and Northwestern states. U.S. Bancorp also has various other subsidiaries engaged in financial services. At December 31, 2008, U.S. Bancorp and its consolidated subsidiaries had consolidated assets of more than $265 billion, consolidated deposits of more than $159 billion and shareholders’ equity of $26.3 billion.
     Pursuant to an Investment Advisory Agreement dated April 2, 1991 (the “Advisory Agreement”), as amended, the Funds engaged U.S. Bank, through its First American Asset Management division (“FAAM”), to act as investment Advisor for, and to manage the investment of, the Funds’ assets. The Advisory Agreement was assigned to the Advisor on May 2, 2001. The monthly fees paid to the Advisor are calculated on an annual basis based on each Fund’s average daily net assets (before any waivers) as set forth in the table below:

Fund	Gross Advisory Fee %

Equity Income Fund [1]	0.65
Equity Index Fund	0.25
Global Infrastructure Fund	0.90
International Fund	1.00

30

Fund	Gross Advisory Fee %

International Select Fund	1.00
Large Cap Growth Opportunities Fund [1]	0.65
Large Cap Select Fund [1]	0.65
Large Cap Value Fund [1]	0.65
Mid Cap Growth Opportunities Fund	0.70
Mid Cap Index Fund	0.25
Mid Cap Select Fund	0.70
Mid Cap Value Fund	0.70
Quantitative Large Cap Core Fund	0.30
Quantitative Large Cap Growth Fund	0.30
Quantitative Large Cap Value Fund	0.30
Real Estate Securities Fund	0.70
Small Cap Growth Opportunities Fund	1.00
Small Cap Index Fund	0.40
Small Cap Select Fund	0.70
Small Cap Value Fund	0.70

[1]	The Advisor has agreed to a breakpoint schedule with each of Equity Income Fund, Large Cap Growth Opportunities Fund, Large Cap Select Fund, and Large Cap Value Fund. The advisory fee paid separately by each of these Funds will be based on an annual rate of 0.65% for the first $3 billion of each Fund’s average daily net assets; 0.625% for average daily net assets in excess of $3 billion up to $5 billion; and 0.60% for average daily net assets in excess of $5 billion.
     The Advisory Agreement requires the Advisor to arrange, if requested by FAIF, for officers or employees of the Advisor to serve without compensation from the Funds as directors, officers, or employees of FAIF if duly elected to such positions by the shareholders or directors of FAIF. The Advisor has the authority and responsibility to make and execute investment decisions for the Funds within the framework of the Funds’ investment policies, subject to review by the Board of Directors of FAIF. The Advisor is also responsible for monitoring the performance of the various organizations providing services to the Funds, including the Funds’ distributor, shareholder services agent, custodian, accounting agent, and any sub-advisors, and for periodically reporting to FAIF’s Board of Directors on the performance of such organizations. The Advisor will, at its own expense, furnish the Funds with the necessary personnel, office facilities, and equipment to service the Funds’ investments and to discharge its duties as investment advisor of the Funds.
     One or more sub-advisors provide investment advisory services to the International Fund and International Select Fund (each a “Sub-Advisor” and together, the “Sub-Advisors”). The Advisor is responsible for selecting the Funds’ investment strategies and, as it relates to International Fund and International Select Fund, for allocating and reallocating assets among the Sub-Advisors consistent with each Fund’s investment objectives and strategies. Any assets not allocated to a Sub-Advisor of International Fund and International Select Fund are managed by the Advisor. The Advisor is also responsible for implementing procedures to ensure that each Sub-Advisor complies with the respective Fund’s investment objective, policies and restrictions.
     In addition to the investment advisory fee, each Fund pays all of its expenses that are not expressly assumed by the Advisor or any other organization with which the Fund may enter into an agreement for the performance of services. Each Fund is liable for such nonrecurring expenses as may arise, including litigation to which the Fund may be a party. FAIF may have an obligation to indemnify its directors and officers with respect to such litigation. The Advisor will be liable to the Funds under the Advisory Agreement for any negligence or willful misconduct by the Advisor other than liability for investments made by the Advisor in accordance with the explicit direction of the Board of Directors or the investment objectives and policies of the Funds. The Advisor has agreed to indemnify the Funds with respect to any loss, liability, judgment, cost or penalty that the Funds may suffer due to a breach of the Advisory Agreement by the Advisor.

31

     From time to time, the Advisor may agree to contractual or voluntary fee waivers (or reimbursements) on one or more of the Funds. A contractual fee waiver (or reimbursement) may not be terminated without the approval of the Board of Directors of FAIF prior to the end of the contractual period. A contractual waiver (or reimbursement) may be discontinued by the Advisor at any point thereafter. A voluntary fee waiver (or reimbursement) may be discontinued by the Advisor at any time. Contractual and voluntary fee waivers (or reimbursements) will be set forth in the Funds’ Prospectuses. The Advisor also may absorb or reimburse expenses of the Funds from time to time, in its discretion, while retaining the ability to be reimbursed by the Funds for such amounts prior to the end of the fiscal year. This practice would have the effect of lowering a Fund’s overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are absorbed or reimbursed, as the case may be.
     The following table sets forth total advisory fees before waivers and after waivers for each of the Funds for the fiscal years ended October 31, 2007, October 31, 2008, and October 31, 2009:

	Fiscal Year Ended			Fiscal Year Ended			Fiscal Year Ended
	October 31, 2007			October 31, 2008			October 31, 2009
	Advisory Fee	Advisory Fee		Advisory Fee	Advisory Fee		Advisory Fee	Advisory Fee
Fund	Before Waivers	After Waivers		Before Waivers	After Waivers		Before Waivers	After Waivers

Equity Income Fund	$8,440,464	$8,427,073		$6,429,799	$6,415,654		$	$
Equity Index Fund	5,102,947	2,218,090		4,043,796	1,527,687
Global Infrastructure Fund [1]	*	*		89,335	—	(a)
International Fund	17,457,906	17,300,263		12,680,759	12,136,958
International Select Fund [2]	1,792,734	1,129,982		3,133,401	2,486,926
Large Cap Growth Opportunities Fund	5,446,700	5,437,543		4,593,837	4,585,248
Large Cap Select Fund	3,100,022	3,097,014		2,248,919	2,246,389
Large Cap Value Fund	5,893,164	5,882,592		4,350,731	4,341,146
Mid Cap Growth Opportunities Fund	12,398,552	12,371,315		11,059,980	11,042,393
Mid Cap Index Fund	925,077	698,000		712,954	439,983
Mid Cap Select Fund	828,694	737,389		632,485	459,660
Mid Cap Value Fund	7,552,282	7,526,602		6,191,498	6,171,576
Quantitative Large Cap Core Fund [3]	35,272	—	(a)	215,053	—	(a)
Quantitative Large Cap Growth Fund [3]	5,553	—	(a)	36,490	—	(a)
Quantitative Large Cap Value Fund [3]	5,506	—	(a)	25,641	—	(a)
Real Estate Securities Fund	6,985,887	6,974,273		5,543,316	5,531,729
Small Cap Growth Opportunities Fund	3,181,123	2,805,372		2,310,528	1,906,365
Small Cap Index Fund	567,685	156,675		359,492	—	(a)
Small Cap Select Fund	7,625,571	7,595,519		5,061,061	5,040,043
Small Cap Value Fund	2,864,889	2,859,939		1,917,530	1,915,629

[1]	Commenced operations on December 17, 2007.

[2]	Commenced operations on December 21, 2006.

[3]	Commenced operations on July 31, 2007.

*	Fund was not in operation during this fiscal year.

(a)	Advisory and certain other fees for the period were waived by the Advisor to comply with total operating expense limitations that were agreed upon by the Funds and the Advisor.
Sub-Advisors for International Funds
     International Fund. Prior to November 3, 2008, J.P. Morgan Investment Management Inc. (“JPMorgan”) was the sub-advisor to the International Fund under an agreement with the Advisor and FAIF dated December 9, 2004 (the “JPMorgan Sub-advisory Agreement”).

32

     Effective November 3, 2008, the Fund uses two Sub-Advisors, each providing investment advisory services for a portion of the Fund’s assets:
•	Altrinsic Global Advisors, LLC (“Altrinsic”) has been a sub-advisor to the Fund since November 3, 2008, pursuant to an agreement with the Advisor dated November 3, 2008. Altrinsic is an employee-owned company founded in 2000. One of those employees, John Hock, has a controlling interest in Altrinsic. As of December 31, 2009, Altrinsic had assets under management of approximately $___ billion.

•	Hansberger Global Investors, Inc. (“HGI”) has been a sub-advisor to the Fund since November 3, 2008, pursuant to an agreement with the Advisor dated November 3, 2008. HGI is a wholly owned subsidiary of Hansberger Group, Inc. (“Hansberger”), itself an indirect subsidiary of Natixis Global Asset Management (“NAGM”). The firm was founded in 1994. As of December 31, 2009, HGI had assets under management of approximately $____ billion, which includes $____ billion in Advised Managed Accounts of other firms based on HGI models.
     The following table sets forth the aggregate sub-advisory fees, both before and after waivers, paid to all Sub-Advisors for the fiscal years ended October 31, 2007, October 31, 2008, and October 31, 2009:

	Fiscal Year Ended		Fiscal Year Ended		Fiscal Year Ended
	October 31, 2007		October 31, 2008		October 31, 2009
	Advisory Fee	Advisory Fee	Advisory Fee	Advisory Fee	Advisory Fee	Advisory Fee
	Before Waivers	After Waivers	Before Waivers	After Waivers	Before Waivers	After Waivers

International Fund	$4,411,010	$4,411,010	$3,327,330	$3,327,330	$	$
     International Select Fund. Altrinsic, HGI, and Lazard Asset Management LLC (“Lazard”) have served as sub-advisors to International Select Fund since the Fund’s inception, pursuant to individual agreements with the Advisor dated November 27, 2006. Lazard is a wholly-owned subsidiary of Lazard Freres & Co., LLC. As of December 31, 2009, Lazard had assets under management of approximately $___ billion.
     Each Sub-Advisor has discretion to select portfolio securities for its portion of the Fund (the “Sub-Advisory Portfolio”), but must select those securities according to the Fund’s investment objective and restrictions. Each Sub-Advisor is paid a fee by the Advisor each month for the services provided under their respective sub-advisory agreements.
     The following table sets forth the aggregate sub-advisory fees, both before and after waivers, paid to all Sub-Advisors for the fiscal period ended October 31, 2007, and the fiscal years ended October 31, 2008 and October 31, 2009:

	Fiscal Year Ended		Fiscal Year Ended		Fiscal Year Ended
	October 31, 2007		October 31, 2008		October 31, 2009
	Advisory Fee	Advisory Fee	Advisory Fee	Advisory Fee	Advisory Fee	Advisory Fee
	Before Waivers	After Waivers	Before Waivers	After Waivers	Before Waivers	After Waivers

International Select Fund	$841,314	$841,314	$1,420,065	$1,420,065	$	$
Additional Payments to Financial Intermediaries
     In addition to the sales charge payments and the distribution, service and transfer agency fees described in the prospectus and elsewhere in this Statement of Additional Information, the Advisor and/or the Distributor may make additional payments out of its own assets to selected intermediaries that sell shares of First American Funds (such as brokers, dealers, banks, registered investment advisors, retirement plan administrators and other intermediaries; hereinafter, individually, “Intermediary,” and collectively, “Intermediaries”) under the categories

33

described below for the purposes of promoting the sale of Fund shares, maintaining share balances and/or for sub-accounting, administrative or shareholder processing services.
     The amounts of these payments could be significant and may create an incentive for an Intermediary or its representatives to recommend or offer shares of the Funds or other First American Funds to its customers. The Intermediary may elevate the prominence or profile of the Funds within the Intermediary’s organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Advisor and/or the Distributor preferential or enhanced opportunities to promote the Funds in various ways within the Intermediary’s organization.
     These payments are made pursuant to negotiated agreements with Intermediaries. The payments do not change the price paid by investors for the purchase of a share or the amount a Fund will receive as proceeds from such sales. Furthermore, these payments are not reflected in the fees and expenses listed in the fee table section of the Funds’ prospectuses and described above because they are not paid by the Funds.
     The categories of payments described below are not mutually exclusive, and a single Intermediary may receive payments under all categories.
Marketing Support Payments and Program Servicing Payments
     The Advisor and/or the Distributor may make payments for marketing support and/or program servicing to selected Intermediaries that are registered as holders or dealers of record for accounts invested in one or more of the First American Funds or that make First American Fund shares available through employee benefit plans or fee-based advisory programs to compensate them for the variety of services they provide.
     Marketing Support Payments. Services for which an Intermediary receives marketing support payments may include business planning assistance, advertising, educating the Intermediary’s personnel about the First American Funds and shareholder financial planning needs, placement on the Intermediary’s preferred or recommended fund company list, and access to sales meetings, sales representatives and management representatives of the Intermediary. In addition, Intermediaries may be compensated for enabling Fund representatives to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events and other events sponsored by the Intermediary.
     The Advisor and/or the Distributor compensates Intermediaries differently depending upon, among other factors, the number or value of Fund shares that the Intermediary sells or may sell, the value of the assets invested in the Funds by the Intermediary’s customers, redemption rates, ability to attract and retain assets, reputation in the industry and the level and/or type of marketing assistance and educational activities provided by the Intermediary. Such payments are generally asset based but also may include the payment of a lump sum.
     Program Servicing Payments. Services for which an Intermediary receives program servicing payments typically include recordkeeping, reporting, or transaction processing, but may also include services rendered in connection with Fund/investment selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services. An Intermediary may perform program services itself or may arrange with a third party to perform program services.
     Program servicing payments typically apply to employee benefit plans, such as retirement plans, or fee-based advisory programs but may apply to retail sales and assets in certain situations. The payments are based on such factors as the type and nature of services or support furnished by the Intermediary and are generally asset based.
     Marketing Support and Program Servicing Payment Guidelines. In the case of any one Intermediary, marketing support and program servicing payments are not expected, with certain limited exceptions, to exceed, in the aggregate, 0.35% of the average net assets of Fund shares attributable to that Intermediary on an annual basis. Such exceptions include instances in which an Intermediary does not receive distribution fees with respect to a Fund share class which provides a distribution fee, in which case such Intermediary may receive up to 0.50% of the average

34

net assets of that Fund share class attributable to that Intermediary on an annual basis. U.S. Bank, N.A. and its affiliates may be eligible to receive payments that exceed 0.35% of the average net assets of Fund shares attributable to U.S. Bank, N.A. or its affiliates on an annual basis. In addition, in connection with the sale of a business by the Advisor’s parent company, U.S. Bank, N.A., to Great-West Life & Annuity Insurance Company (“Great-West”), the Advisor has entered into a services agreement with GWFS Equities, Inc., an affiliate of Great-West, which provides for payments of up to 0.60% of the average net assets of Fund shares attributable to GWFS Equities, Inc. on an annual basis.
Other Payments
     From time to time, the Advisor and/or the Distributor, at its expense, may provide other compensation to Intermediaries that sell or arrange for the sale of shares of the Fund(s), which may be in addition to marketing support and program servicing payments described above. For example, the Advisor and/or the Distributor may: (i) compensate Intermediaries for National Securities Clearing Corporation networking system services (e.g., shareholder communication, account statements, trade confirmations, and tax reporting) on an asset based or per account basis; (ii) compensate Intermediaries for providing Fund shareholder trading information; (iii) make one-time or periodic payments to reimburse selected Intermediaries for items such as ticket charges (i.e., fees that an Intermediary charges its representatives for effecting transactions in Fund shares) of up to $25 per purchase or exchange order, operational charges (e.g., fees that an Intermediary charges for establishing a Fund on its trading system), and literature printing and/or distribution costs; and (iv) at the direction of a retirement plan’s sponsor, reimburse or pay direct expenses of an employee benefit plan that would otherwise be payable by the plan.
     When not provided for in a marketing support or program servicing agreement, the Advisor and/or the Distributor may pay Intermediaries for enabling the Advisor and/or the Distributor to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other Intermediary employees, client and investor events and other Intermediary -sponsored events, and for travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, asset retention and due diligence trips. These payments may vary depending upon the nature of the event. The Advisor and/or the Distributor makes payments for such events as it deems appropriate, subject to its internal guidelines and applicable law.
     The Advisor and/or the Distributor occasionally sponsors due diligence meetings for registered representatives during which they receive updates on various First American Funds and are afforded the opportunity to speak with portfolio managers. Invitations to these meetings are not conditioned on selling a specific number of shares. Those who have shown an interest in First American Funds, however, are more likely to be considered. To the extent permitted by their firm’s policies and procedures, all or a portion of registered representatives’ expenses in attending these meetings may be covered by the Advisor and/or the Distributor.
     Certain employees of the Advisor and its affiliates may receive cash compensation from the Advisor and/or the Distributor in connection with establishing new client relationships with the First American Funds. Total compensation of employees of the Advisor and/or the Distributor with marketing and/or sales responsibilities is based in part on their generation of new client relationships, including new client relationships with the First American Funds.
     Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as FINRA. Investors can ask their Intermediary for information about any payments it receives from the Advisor and/or the Distributor and the services it provides for those payments.
     Investors may wish to take Intermediary payment arrangements into account when considering and evaluating any recommendations relating to Fund shares.

35

Intermediaries Receiving Additional Payments
     The following is a list of Intermediaries receiving one or more of the types of payments discussed above as of September 30, 2009:
401(k) Company, Inc. (The)
ADP Broker-Dealer, Inc.
American Enterprise Investment Services, Inc.
American United Life Insurance Company
Ameriprise Financial Services, Inc.
Ascensus (formerly BISYS Retirement Services, Inc.)
Benefit Plans Administrative Services, Inc.
Charles Schwab & Co., Inc.
Citigroup Global Markets Inc. / Morgan Stanley Smith Barney LLC
Commonwealth Equity Services, LLP, DBA Commonwealth Financial Network
Country Trust Bank
CPI Qualified Plan Consultants, Inc.
D.A. Davidson & Co.
Digital Retirement Solutions, Inc.
Dyatech, LLC
ExpertPlan, Inc.
Fidelity Brokerage Services LLC / National Financial Services LLC / Fidelity Investments Institutional Operations Company, Inc.
Fidelity Investments Institutional Operations Company, Inc.
Fintegra, LLC
Genesis Employee Benefits, Inc. DBA America’s VEBA Solution
GWFS Equities, Inc.
Hewitt Associates LLC
ICMA Retirement Corporation
ING Institutional Plan Services, LLC / ING Investment Advisors, LLC (formerly CitiStreet LLC / CitiStreet Advisors LLC)
ING Life Insurance and Annuity Company / ING Institutional Plan Services LLC
Janney Montgomery Scott LLC
J.P. Morgan Retirement Plan Services, LLC
Leggette Actuaries, Inc.
Lincoln Retirement Services Company LLC / AMG Service Corp.
Linsco/Private Ledger Corp.
Marshall & Ilsley Trust Company, N.A.
Massachusetts Mutual Life Insurance Company
Mercer HR Outsourcing LLC
Merrill Lynch, Pierce, Fenner & Smith Inc.
MetLife Securities, Inc.
Mid Atlantic Capital Corporation
Morgan Keegan & Company, Inc.
Morgan Stanley & Co., Incorporated / Morgan Stanley Smith Barney LLC
MSCS Financial Services, LLC
Nationwide Financial Services, Inc.
Newport Retirement Services, Inc.
NYLife Distributors LLC
Pershing LLC
Principal Life Insurance Company
Prudential Insurance Company of America (The)
Raymond James & Associates / Raymond James Financial Services, Inc.

36

RBC Dain Rauscher, Inc.
Reliance Trust Company
Retirement Plan Company, LLC (The)
Robert W. Baird & Co., Inc.
Stifel, Nicolaus & Co., Inc.
SunGard Institutional Brokerage Inc.
Symetra Life Insurance Company
T. Rowe Price Investment Services, Inc. / T. Rowe Price Retirement Plan Services, Inc.
TD Ameritrade, Inc.
TD Ameritrade Trust Company (formerly Fiserv Trust Company / International Clearing Trust Company)
TIAA-CREF Individual & Institutional Services, LLC
UBS Financial Services, Inc.
Unified Trust Company, N.A.
U.S. Bancorp Investments, Inc.
U.S. Bank, N.A.
VALIC Retirement Services Company (formerly AIG Retirement Services Company)
Vanguard Group, Inc.
Wachovia Bank, N.A.
Wachovia Securities, LLC
Wells Fargo Bank, N.A.
Wilmington Trust Company
Wilmington Trust Retirement and Institutional Services Company (formerly AST Capital Trust Company)
Woodbury Financial Services, Inc.
     Any additions, modification or deletions to the list of Intermediaries identified above that have occurred since September 30, 2009 are not reflected.
Administrator
     FAF Advisors, Inc. (the “Administrator”) serves as Administrator pursuant to an Administration Agreement between the Administrator and FAIF, dated July 1, 2006. U.S. Bancorp Fund Services, LLC (“USBFS”), 615 East Michigan Street, Milwaukee, WI 53202, serves as sub-administrator pursuant to a Sub-Administration Agreement between the Administrator and USBFS dated July 1, 2005. USBFS is a subsidiary of U.S. Bancorp. Under the Administration Agreement, the Administrator provides, or compensates others to provide, services to the Funds. These services include various legal, oversight, administrative, and accounting services. The Funds pay the Administrator administration fees, which are calculated daily and paid monthly, equal to each Fund’s pro rata share of an amount equal, on a annual basis, to 0.25% of the aggregate average daily net assets of all open-end mutual funds in the First American Family of Funds up to $8 billion, 0.235% on the next $17 billion of the aggregate average daily net assets, 0.22% on the next $25 billion of the aggregate average daily net assets, and 0.20% of the aggregate average daily net assets in excess of $50 billion. All fees paid to USBFS, as sub-administrator, are paid from the administration fee. In addition to these fees, the Funds may reimburse the Administrator for any out-of-pocket expenses incurred in providing administration services.
     The following table sets forth total administrative fees, after waivers, paid by each of the Funds listed below to the Administrator and USBFS for the fiscal years ended October 31, 2007, October 31, 2008, and October 31, 2009:

	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
Fund	October 31, 2007	October 31, 2008	October 31, 2009

Equity Income Fund	$2,885,700	$2,175,729	$
Equity Index Fund	4,536,024	3,557,665
Global Infrastructure Fund [1]	*	21,849
International Fund	3,879,940	2,783,716

37

	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
Fund	October 31, 2007	October 31, 2008	October 31, 2009

International Select Fund [2]	397,919	688,199
Large Cap Growth Opportunities Fund	1,862,400	1,554,312
Large Cap Select Fund	1,059,893	761,062
Large Cap Value Fund	2,014,919	1,472,097
Mid Cap Growth Opportunities Fund	3,935,480	3,475,483
Mid Cap Index Fund	822,318	632,584
Mid Cap Select Fund	263,045	198,604
Mid Cap Value Fund	2,397,250	1,945,332
Quantitative Large Cap Core Fund [3]	26,072	157,419
Quantitative Large Cap Growth Fund [3]	4,106	26,685
Quantitative Large Cap Value Fund [3]	4,069	18,763
Real Estate Securities Fund	2,217,965	1,739,652
Small Cap Growth Opportunities Fund	706,934	508,612
Small Cap Index Fund	315,429	197,624
Small Cap Select Fund	2,420,711	1,590,175
Small Cap Value Fund	909,550	602,427

[1]	Commenced operations on December 17, 2007.

[2]	Commenced operations on December 21, 2006.

[3]	Commenced operations on July 31, 2007.

*	Fund was not in operation during this fiscal year.
Transfer Agent
     USBFS serves as the Funds’ transfer agent pursuant to a Transfer Agency and Shareholder Servicing Agreement (the “Transfer Agent Agreement”) between USBFS and FAIF dated July 1, 2006. The Funds pay transfer agent fees on a per shareholder account basis, at annual rates paid monthly, subject to a minimum annual fee per share class. These fees will be charged to each Fund based on the number of accounts within that Fund. The Funds will continue to reimburse USBFS for out-of-pocket expenses incurred in providing transfer agent services.
     The following table sets forth transfer agent fees paid by the Funds to USBFS for the fiscal years ended October 31, 2007, October 31, 2008, and October 31, 2009:

	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
Fund	October 31, 2007	October 31, 2008	October 31, 2009

Equity Income Fund	$264,495	$250,056	$
Equity Index Fund	365,543	329,685
Global Infrastructure Fund [1]	*	45,000
International Fund	167,788	166,321
International Select Fund [2]	90,000	108,000
Large Cap Growth Opportunities Fund	292,217	264,462
Large Cap Select Fund	108,000	108,000
Large Cap Value Fund	228,770	207,292
Mid Cap Growth Opportunities Fund	389,632	377,274
Mid Cap Index Fund	108,000	108,000
Mid Cap Select Fund	204,460	175,949

38

	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
Fund	October 31, 2007	October 31, 2008	October 31, 2009
Mid Cap Value Fund	257,841	254,441
Quantitative Large Cap Core Fund [3]	22,500	90,000
Quantitative Large Cap Growth Fund [3]	22,500	90,000
Quantitative Large Cap Value Fund [3]	22,500	90,000
Real Estate Securities Fund	166,063	191,431
Small Cap Growth Opportunities Fund	148,634	151,246
Small Cap Index Fund	108,000	108,000
Small Cap Select Fund	320,743	295,828
Small Cap Value Fund	154,947	149,239

[1]	Commenced operations on December 17, 2007.

[2]	Commenced operations on December 21, 2006.

[3]	Commenced operations on July 31, 2007.

*	Fund was not in operation during this fiscal year.
Distributor
     Quasar Distributors, LLC (“Quasar” or the “Distributor”) serves as the distributor for the Funds’ shares pursuant to a Distribution Agreement dated July 1, 2005 (the “Distribution Agreement”). The Distributor is a wholly owned subsidiary of U.S. Bancorp.
     Fund shares and other securities distributed by the Distributor are not deposits or obligations of, or endorsed or guaranteed by, U.S. Bank or its affiliates, and are not insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation.
     Under the Distribution Agreement, the Funds have granted to the Distributor the exclusive right to sell shares of the Funds as agent and on behalf of the Funds. The Distributor pays compensation pursuant to the Distribution Agreement to securities firms, financial institutions (including, without limitation, banks) and other industry professionals (the “Participating Intermediaries”) which enter into sales agreements with the Distributor. U.S. Bancorp Investment Services, Inc. (“USBI”), a broker-dealer affiliated with the Advisor, and U.S. Bank are Participating Intermediaries.
     The Class A Shares pay to the Distributor a shareholder servicing fee at an annual rate of 0.25% of the average daily net assets of the Class A Shares. The fee may be used by the Distributor to provide compensation for shareholder servicing activities with respect to the Class A Shares. The shareholder servicing fee is intended to compensate the Distributor for ongoing servicing and/or maintenance of shareholder accounts and may be used by the Distributor to provide compensation to intermediaries through whom shareholders hold their shares for ongoing servicing and/or maintenance of shareholder accounts. This fee is calculated and paid each month based on average daily net assets of Class A Shares each Fund for that month.
     The Class B Shares pay to the Distributor a shareholder servicing fee at the annual rate of 0.25% of the average daily net assets of the Class B Shares. The fee may be used by the Distributor to provide compensation for shareholder servicing activities with respect to the Class B Shares beginning one year after purchase. The Class B Shares also pay to the Distributor a distribution fee at the annual rate of 0.75% of the average daily net assets of the Class B Shares. The distribution fee is intended to compensate the distributor for advancing a commission to intermediaries purchasing Class B Shares.
     The Class C Shares pay to the Distributor a shareholder servicing fee at the annual rate of 0.25% of the average daily net assets of the Class C Shares. The fee may be used by the Distributor to provide compensation for shareholder servicing activities with respect to the Class C Shares. This fee is calculated and paid each month based on

39

average daily net assets of the Class C Shares. The Class C Shares also pay to the Distributor a distribution fee at the annual rate of 0.75% of the average daily net assets of the Class C Shares. The Distributor may use the distribution fee to provide compensation to intermediaries through which shareholders hold their shares beginning one year after purchase.
     The Class R Shares pay to the Distributor a distribution fee at the annual rate of 0.50% of the average daily net assets of Class R Shares. The fee may be used by the Distributor to provide initial and ongoing sales compensation to its investment executives and to Participating Intermediaries in connection with sales of Class R Shares and to pay for advertising and other promotional expenses in connection with the distribution of Class R shares. This fee is calculated and paid each month based on average daily net assets of the Class R Shares.
     The Distributor receives no compensation for distribution of the Class Y Shares.
     The Distribution Agreement provides that it will continue in effect for a period of more than one year from the date of its execution only so long as such continuance is specifically approved at least annually by the vote of a majority of the Board members of FAIF and by the vote of the majority of those Board members of FAIF who are not interested persons of FAIF and who have no direct or indirect financial interest in the operation of FAIF’s Rule 12b-1 Distribution and Service Plan or in any agreement related to such plan.
     The following tables set forth the amount of underwriting commissions paid by certain Funds and the amount of such commissions retained by Quasar, during the fiscal years ended October 31, 2007, October 31, 2008, and October 31, 2009:

	Total Underwriting Commissions
	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
Fund	October 31, 2007	October 31, 2008	October 31, 2009
Equity Income Fund	$166,490	$82,682	$
Equity Index Fund	175,323	116,615
Global Infrastructure Fund [1]	*	92,565
International Fund	98,649	41,556
International Select Fund [2]	68,480	27,286
Large Cap Growth Opportunities Fund	107,688	73,705
Large Cap Select Fund	18,225	7,657
Large Cap Value Fund	76,353	30,733
Mid Cap Growth Opportunities Fund	366,235	231,661
Mid Cap Index Fund	38,498	24,014
Mid Cap Select Fund	89,698	26,010
Mid Cap Value Fund	357,171	98,037
Quantitative Large Cap Core Fund [3]	2,239	1,653
Quantitative Large Cap Growth Fund [3]	1,417	169
Quantitative Large Cap Value Fund [3]	—	—
Real Estate Securities Fund	992,088	300,871
Small Cap Growth Opportunities Fund	67,727	34,241
Small Cap Index Fund	24,832	12,901
Small Cap Select Fund	593,865	101,274
Small Cap Value Fund	92,802	30,769

[1]	Commenced operations on December 17, 2007.

[2]	Commenced operations on December 21, 2006.

40

[3]	Commenced operations on July 31, 2007.

*	Fund was not in operation during this fiscal year.

	Underwriting Commissions Retained by Quasar
	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
Fund	October 31, 2007	October 31, 2008	October 31, 2009
Equity Income Fund	$15,139	$8,454	$
Equity Index Fund	16,200	11,090
Global Infrastructure Fund [1]	*	8,400
International Fund	8,707	4,050
International Select Fund [2]	5,314	2,195
Large Cap Growth Opportunities Fund	9,325	7,482
Large Cap Select Fund	1,862	1,261
Large Cap Value Fund	7,214	3,029
Mid Cap Growth Opportunities Fund	27,996	21,586
Mid Cap Index Fund	2,752	1,846
Mid Cap Select Fund	8,233	3,346
Mid Cap Value Fund	19,447	7,321
Quantitative Large Cap Core Fund [3]	222	152
Quantitative Large Cap Growth Fund [3]	117	62
Quantitative Large Cap Value Fund [3]	—	—
Real Estate Securities Fund	61,435	21,565
Small Cap Growth Opportunities Fund	6,126	3,513
Small Cap Index Fund	2,177	1,170
Small Cap Select Fund	28,426	5,701
Small Cap Value Fund	7,691	3,104

[1]	Commenced operations on December 17, 2007.

[2]	Commenced operations on December 21, 2006.

[3]	Commenced operations on July 31, 2007.

*	Fund was not in operation during this fiscal year.
     The Distributor received the following compensation from the Funds during the Funds’ most recent fiscal year ended October 31, 2009:

	Net Underwriting	Compensation on
	Discounts and	Redemptions and	Brokerage	Other
Fund	Commissions	Repurchases	Commissions	Compensation [1]
Equity Income Fund	$	$	—	—
Equity Index Fund			—	—
Global Infrastructure Fund			—	—
International Fund			—	—
International Select Fund			—	—
Large Cap Growth Opportunities Fund			—	—
Large Cap Select Fund			—	—
Large Cap Value Fund			—	—
Mid Cap Growth Opportunities Fund			—	—
Mid Cap Index Fund			—	—

41

	Net Underwriting	Compensation on
	Discounts and	Redemptions and	Brokerage	Other
Fund	Commissions	Repurchases	Commissions	Compensation [1]

Mid Cap Select Fund			—	—
Mid Cap Value Fund			—	—
Quantitative Large Cap Core Fund			—	—
Quantitative Large Cap Growth Fund			—	—
Quantitative Large Cap Value Fund			—	—
Real Estate Securities Fund			—	—
Small Cap Growth Opportunities Fund			—	—
Small Cap Index Fund			—	—
Small Cap Select Fund			—	—
Small Cap Value Fund			—	—

[1]	As disclosed below, the Funds also paid fees to the Distributor under FAIF’s Rule 12b-1 Distribution and Service Plan. The Distributor is compensated from fees earned by U.S. Bancorp Fund Services, LLC, under a separate arrangement as part of the Sub-Administration Agreement between FAF Advisors and U.S. Bancorp Fund Services, LLC.
     FAIF has also adopted a Distribution and Service Plan with respect to the Class A, Class B, Class C and Class R Shares of the Fund pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). Rule 12b-1 provides in substance that a mutual fund may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of shares, except pursuant to a plan adopted under the Rule. The Plan authorizes the Distributor to retain the sales charges paid upon purchase of Class A, Class B and Class C Shares and authorize the Funds to pay the Distributor distribution and/or shareholder servicing fees. The Plan is a “compensation-type” plan under which the Distributor is entitled to receive the distribution and shareholder servicing fees regardless of whether its actual distribution and shareholder servicing expenses are more or less than the amount of the fees. The distribution fees under the Plan are used for primary purpose of compensating broker-dealers for their sales of the Funds. The shareholder servicing fees are used primarily for the purpose of providing compensation for the ongoing servicing and/or maintenance of shareholder accounts. The Plan authorizes the Distributor to retain the contingent deferred sales charge applied on redemptions of Class B and C Shares, except that portion which is reallowed to Participating Institutions. The Plan recognizes that the Distributor and the Advisor, in their discretion, may from time to time use their own assets to pay for certain additional costs of distributing Class A, Class B, Class C and Class R Shares. Any such arrangements to pay such additional costs may be commenced or discontinued by the Distributor or the Advisor at any time.
     The following table sets forth the total Rule 12b-1 fees, after waivers, paid by certain of the Funds for the fiscal year ended October 31, 2009 with respect to the Class A shares, Class B shares, Class C shares and Class R shares of the Funds. As noted above, no distribution fees are paid with respect to Class Y shares.

Fiscal Year Ended October 31, 2009
Rule 12b-1 Fees
Fund	Class A Shares	Class B Shares		Class C Shares	Class R Shares

Equity Income Fund	$	$		$	$
Equity Index Fund
Global Infrastructure Fund			*
International Fund
International Select Fund
Large Cap Growth Opportunities Fund
Large Cap Select Fund
Large Cap Value Fund
Mid Cap Growth Opportunities Fund

42

Fiscal Year Ended October 31, 2009
Rule 12b-1 Fees
Fund	Class A Shares	Class B Shares	Class C Shares	Class R Shares

Mid Cap Index Fund
Mid Cap Select Fund				*
Mid Cap Value Fund
Quantitative Large Cap Core Fund		*
Quantitative Large Cap Growth Fund		*
Quantitative Large Cap Value Fund		*
Real Estate Securities Fund
Small Cap Growth Opportunities Fund
Small Cap Index Fund
Small Cap Select Fund
Small Cap Value Fund

*	Fund did not offer share class during period indicated.
     The following table sets forth the Rule 12b-1 fees the Distributor paid to Participating Intermediaries for the fiscal year ended October 31, 2009 with respect to the Class A shares, Class B shares, Class C shares and Class R shares of the Funds.

Fiscal Year Ended October 31, 2009
Rule 12b-1 Fees Paid to Participating Intermediaries
Fund	Class A Shares	Class B Shares		Class C Shares	Class R Shares
Equity Income Fund	$	$		$	$
Equity Index Fund
Global Infrastructure Fund			*
International Fund
International Select Fund
Large Cap Growth Opportunities Fund
Large Cap Select Fund
Large Cap Value Fund
Mid Cap Growth Opportunities Fund
Mid Cap Index Fund
Mid Cap Select Fund						*
Mid Cap Value Fund
Quantitative Large Cap Core Fund			*
Quantitative Large Cap Growth Fund			*
Quantitative Large Cap Value Fund			*
Real Estate Securities Fund
Small Cap Growth Opportunities Fund
Small Cap Index Fund
Small Cap Select Fund
Small Cap Value Fund

*	Fund did not offer share class during period indicated.

43

Custodians and Independent Registered Public Accounting Firm
     Custodians. U.S. Bank and State Street Bank and Trust Company act as custodians for the Funds (the “Custodians”). U.S. Bank, 60 Livingston Avenue, St. Paul, MN 55101, acts as the custodian for each Fund (the “Custodian”) other than Global Infrastructure Fund, International Fund, and International Select Fund. U.S. Bank is a subsidiary of U.S. Bancorp. State Street Bank and Trust Company, 2 Avenue de Lafayette, LCC/5 Boston, MA 02111, acts as the custodian for the International Fund and International Select Fund.
     The Custodians take no part in determining the investment policies of the Funds or in deciding which securities are purchased or sold by the Funds. All of the instruments representing the investments of the Funds and all cash are held by the Custodians. The Custodians deliver securities against payment upon sale and pays for securities against delivery upon purchase. The Custodians also remit Fund assets in payment of Fund expenses, pursuant to instructions of FAIF’s officers or resolutions of the Board of Directors.
     As compensation for its services as custodian, U.S. Bank is paid a monthly fee calculated on an annual basis equal to 0.005% of each such Fund’s average daily net assets. State Street Bank and Trust Company is paid reasonable compensation as agreed upon from time to time. Sub-custodian fees with respect to the Funds are paid by State Street Bank and Trust Company out of its fees from the Funds. In addition, the Custodians are reimbursed for their out-of-pocket expenses incurred while providing services to the Funds. Each Custodian continues to serve so long as its appointment is approved at least annually by the Board of Directors including a majority of the directors who are not interested persons (as defined under the 1940 Act) of FAIF.
     Independent Registered Public Accounting Firm. Ernst & Young LLP, 220 South Sixth Street, Suite 1400, Minneapolis, Minnesota 55402, serves as the Funds’ independent registered public accounting firm, providing audit services, including audits of the annual financial statements.
Portfolio Managers
Other Accounts Managed
     The following table sets forth the number and total assets of the mutual funds and accounts managed by the Fund’s portfolio managers as of October 31, 2009.

				Amount Subject to
		Number of		Performance-
Portfolio Manager	Type of Account Managed	Accounts	Assets	Based Fee
Karen L. Bowie	Registered Investment Company	0	0	0
	Other Pooled Investment Vehicles	0	0	0
	Other Accounts	1	$	0

Gerald C. Bren	Registered Investment Company	0	0	0
	Other Pooled Investment Vehicles	0	0	0
	Other Accounts	14	$	0

Anthony R. Burger	Registered Investment Company	0	0	0
	Other Pooled Investment Vehicles	0	0	0
	Other Accounts	0	0	0

David A. Chalupnik	Registered Investment Company	0	0	0
	Other Pooled Investment Vehicles	0	0	0
	Other Accounts	15	$	0

Rehan Chaudhri	Registered Investment Company	3	$	0
	Other Pooled Investment Vehicles	29	$	3 - $
	Other Accounts	21	$	1 - $

David R. Cline	Registered Investment Company	5	$	0
	Other Pooled Investment Vehicles	0	0	0
	Other Accounts	0	0	0

44

				Amount Subject to
		Number of		Performance-
Portfolio Manager	Type of Account Managed	Accounts	Assets	Based Fee
John I. DeVita	Registered Investment Company	3	$	0
	Other Pooled Investment Vehicles	29	$	3 - $
	Other Accounts	21	$	1 - $

James A. Diedrich	Registered Investment Company	0	0	0
	Other Pooled Investment Vehicles	0	0	0
	Other Accounts	14	$	0

James M. Donald	Registered Investment Company	11	$	1 - $
	Other Pooled Investment Vehicles	53	$	2 - $
	Other Accounts	168	$	1 - $

Kevin V. Earley	Registered Investment Company	1	$	0
	Other Pooled Investment Vehicles	0	0	0
	Other Accounts	18	$	0

Walter A. French	Registered Investment Company	1	$	0
	Other Pooled Investment Vehicles	0	0	0
	Other Accounts	33	$	0

David A. Friar	Registered Investment Company	1	$	0
	Other Pooled Investment Vehicles	0	0	0
	Other Accounts	33	$	0

Harold R. Goldstein	Registered Investment Company	0	0	0
	Other Pooled Investment Vehicles	0	0	0
	Other Accounts	14	$	0

Trevor Graham	Registered Investment Company	6	$	0
	Other Pooled Investment Vehicles	3	$	0
	Other Accounts	32	$	1 - $

Keith B. Hembre	Registered Investment Company	0	0	0
	Other Pooled Investment Vehicles	0	0	0
	Other Accounts	0	0	0

John Hock	Registered Investment Company	3	$	0
	Other Pooled Investment Vehicles	29	$	3 - $
	Other Accounts	21	$	1 - $

Cori B. Johnson	Registered Investment Company	0	0	0
	Other Pooled Investment Vehicles	0	0	0
	Other Accounts	14	$	0

Barry A. Lockhart	Registered Investment Company	6	$	0
	Other Pooled Investment Vehicles	3	$	0
	Other Accounts	30	$	1 - $

Jon A. Loth	Registered Investment Company	0	0	0
	Other Pooled Investment Vehicles	0	0	0
	Other Accounts	5	$	0

Robert S. McDougall	Registered Investment Company	0	0	0
	Other Pooled Investment Vehicles	0	0	0
	Other Accounts	5	$	0

Brent D. Mellum	Registered Investment Company	1	$	0
	Other Pooled Investment Vehicles	0	0	0
	Other Accounts	18	$	0

Scott M. Mullinix	Registered Investment Company	0	0	0
	Other Pooled Investment Vehicles	0	0	0
	Other Accounts	14	$	0

John R. Reinsberg	Registered Investment Company	6	$	2 - $
	Other Pooled Investment Vehicles	4	$	2 - $
	Other Accounts	56	$	0

45

				Amount Subject to
		Number of		Performance-
Portfolio Manager	Type of Account Managed	Accounts	Assets	Based Fee
Jose (“Tony”) A. Rodriguez	Registered Investment Company	0	0	0
	Other Pooled Investment Vehicles	0	0	0
	Other Accounts	0	0	0

Jay L. Rosenberg	Registered Investment Company	0	0	0
	Other Pooled Investment Vehicles	0	0	0
	Other Accounts	4	$	0

Terry F. Sloan	Registered Investment Company	1	$	0
	Other Pooled Investment Vehicles	0	0	0
	Other Accounts	18	$	0

Allen D. Steinkopf	Registered Investment Company	0	0	0
	Other Pooled Investment Vehicles	0	0	0
	Other Accounts	4	$	0

Patrick Tan	Registered Investment Company	6	$	0
	Other Pooled Investment Vehicles	3	$	0
	Other Accounts	30	$	1 - $

Thomas R. H. Tibbles	Registered Investment Company	6	$	0
	Other Pooled Investment Vehicles	3	$	0
	Other Accounts	36	$	1 - $

Mark A. Traster	Registered Investment Company	0	0	0
	Other Pooled Investment Vehicles	0	0	0
	Other Accounts	4	$	0

John G. Wenker	Registered Investment Company	4	$	0
	Other Pooled Investment Vehicles	0	0	0
	Other Accounts	4	$	0

     FAF Advisors Similar Accounts. The Funds’ portfolio managers often manage multiple accounts. The Advisor has adopted policies and procedures regarding brokerage and trade allocation and allocation of investment opportunities that it believes are reasonably designed to address potential conflicts of interest associated with managing multiple accounts for multiple clients.
     Altrinsic Similar Accounts. Altrinsic manages other accounts in addition to International Fund and International Select Fund. Therefore, conflicts of interest may arise in connection with Altrinsic’s management of the Funds’ investments and the investments of other accounts. Altrinsic manages accounts that may have similar objectives as the Funds. Some of Altrinsic’s other accounts may make investments in the same type of instruments or securities as the Funds at the same time as the Funds. Certain of these accounts may pay higher advisory fees than the Funds, creating an incentive to favor the higher paying account. Altrinsic has adopted procedures to allocate such trades among its various clients and the Funds fairly and equitably. It is Altrinsic’s policy that no client for whom Altrinsic has investment-decision responsibility shall receive preferential treatment over any other client.
     HGI Similar Accounts. HGI’s management of “other accounts” may give rise to potential conflicts of interest in connection with its management of International Fund’s and International Select Fund’s investments, on the one hand, and the investments of other accounts, on the other. The other accounts may have the same investment objective as the Funds. Therefore a potential conflict of interest may arise as a result of the identical investment objectives, whereby a portfolio manager could favor one account over another. Another potential conflict could include a portfolio manager’s knowledge about the size, timing, and possible market impact of the Funds trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Funds. In addition, some accounts charge performance fees which could enhance conflicts of interest in the allocation of investment opportunities. However, HGI has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitable allocated.

46

     Lazard Similar Accounts. Although the potential for conflicts of interest exists when an investment advisor and portfolio managers manage other accounts with similar investment objectives and strategies as International Select Fund, Lazard has procedures in place that are designed to ensure that all accounts are treated fairly and that the Fund is not disadvantaged, including procedures regarding trade allocations and “conflicting trades” (e.g., long and short positions in the same security, as described below). In addition, the Fund, as a registered investment company, is subject to different regulations than certain of the Similar Accounts, and, consequently, may not be permitted to engage in all the investment techniques or transactions, or to engage in such techniques or transactions to the same degree, as the other accounts.
     Potential conflicts of interest may arise because of Lazard’s management of the Fund and other accounts. For example, conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities, as Lazard may be perceived as causing accounts it manages to participate in an offering to increase Lazard’s overall allocation of securities in that offering, or to increase Lazard’s ability to participate in future offerings by the same underwriter or issuer.
     A potential conflict of interest may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by the other account, or when a sale in one account lowers the sale price received in a sale by a second account. Lazard manages hedge funds that are subject to performance/incentive fees. Certain hedge funds managed by Lazard may also be permitted to sell securities short. When Lazard engages in short sales of securities of the type in which the Fund invests, Lazard could be seen as harming the performance of the Fund for the benefit of the account engaging in short sales if the short sales cause the market value of the securities to fall. As described above, Lazard has procedures in place to address these conflicts. Portfolio managers are generally not permitted to manage both hedge funds that engage in short sales and long-only accounts, including open-end and closed-end registered investment companies.
Portfolio Manager Compensation
     FAF Advisors Compensation. Portfolio manager compensation consists primarily of base pay, an annual cash incentive and long term incentive payments.
     Base pay is determined based upon an analysis of the portfolio manager’s general performance, experience, and market levels of base pay for such position.
     The Funds’ portfolio managers are paid an annual cash incentive based upon investment performance, generally over the past one- and three-year periods unless the portfolio manager’s tenure is shorter. The maximum potential annual cash incentive is equal to a multiple of base pay, determined based upon the particular portfolio manager’s performance and experience, and market levels of base pay for such position.
     For managers of a Fund, the portion of the maximum potential annual cash incentive that is paid out is based upon performance relative to the portfolio’s benchmark and performance relative to an appropriate Lipper industry peer group. Generally, the threshold for payment of an annual cash incentive is (i) benchmark performance and (ii) median performance versus the peer group, and the maximum annual cash incentive is attained at (i) a spread over the benchmark which the Advisor believes will, over time, deliver top quartile performance and (ii) top quartile performance versus the Lipper industry peer group.
     Investment performance is measured on a pre-tax basis, gross of fees for a Fund’s results and for its Lipper industry peer group.
     Long term incentive payments are paid to portfolio managers on an annual basis based upon general performance and expected contributions to the success of the Advisor. Long-term incentive payments are comprised of two components: (i) performance equity units of the Advisor and (ii) U.S. Bancorp options and restricted stock.

47

     There are generally no differences between the methods used to determine compensation with respect to the Funds and the Other Accounts shown in the table above.
     Altrinsic Compensation. Altrinsic manages all accounts on a team basis and all the portfolio managers are equity partners. The value of the equity and the associated cash flows are solely determined by the team’s long-term investment performance and client satisfaction. Portfolio managers receive a competitive salary, a bonus at the end of the fiscal year, allocated capital based on the firm’s profitability and participation in Altrinsic’s profit sharing plan. John Hock, the Chief Investment Officer determines the compensation for the portfolio managers.
     Portfolio managers receive a percentage of the net profits, which is allocated to their capital account. Altrinsic maintains a discretionary Profit Sharing Plan in which all employees are eligible to participate after six months of employment.
     Altrinsic’s portfolio managers’ bonus compensation is determined primarily on the basis of their value added in terms of their stock specific research and the overall long-term performance of client accounts versus the respective benchmarks for each account. Consideration is given to each account’s objectives, policies, strategies, limitations, and the market environment during the measurement period. Additional factors include the portfolio managers’ contributions to the investment management functions within Altrinsic, contributions to the development of other investment professionals and supporting staff, and overall contribution to marketing, client service, and strategic planning for the organization. There are no material differences between how Altrinsic portfolio managers are compensated for the Funds and for other accounts.
     HGI Compensation. HGI compensates each portfolio manager for his or her management of the Funds. A portfolio manager’s base salary is determined by the manager’s experience and performance in the role, taking into account the ongoing compensation benchmark analyses performed by HGI’s Human Resources Department. A portfolio manager’s base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs.
     A portfolio manager’s bonus is paid on an annual basis and is determined by a number of factors, including, but not limited to, performance of the Funds and other funds managed relative to expectations for how those funds should have performed as compared to their benchmarks, given their objectives, policies, strategies, and limitations, and the market environment during the most recently completed calendar year. This performance factor is not based on the value of assets held in a fund’s portfolio. Additional factors include the portfolio manager’s contributions to the investment management functions within HGI, contributions to the development of other investment professionals and supporting staff, and overall contributions to marketing, client service, and strategic planning for the organization. The target bonus is expressed as a percentage of the overall bonus pool. The actual bonus paid may be more or less than the target bonus, based on how well the portfolio manager satisfies the objectives stated above. The bonus pool from which a portfolio manager is paid is calculated as a percentage of the firm’s overall operating revenue.
     In addition, certain members of the HIS International Growth Fund portfolio management team and the growth mandate of the HIS International Core Fund (the “growth team”) may be entitled to participate in the Hansberger 2006 Stock Incentive Plan for Canadian employees, by which units of restricted stock are granted in accordance with the plan’s predetermined vesting schedule. Further, certain members of the growth team have a share of the net revenues earned by Hansberger resulting from the investment portfolios managed by such growth team (the “revenue share”), which would include the HIS International Growth Fund and the growth mandate portion of the HIS International Core Fund. Eligibility to participate in the revenue share is conditioned upon the growth team’s reaching a pre-defined level of profitability. The amount of the revenue share is determined by using of a formula based on the amount of revenues generated by the growth team. Amounts payable to each member of the growth team from the revenue share are determined by Hansberger’s chief executive officer upon consultation with the growth team’s chief investment officer.
     In March of 2007, certain enhancements were made to the compensation structure of portfolio managers of the Hansberger. Principally, employees, including portfolio managers, who owned shares, deferred stock units and/or

48

options in Hansberger were provided the opportunity to tender those equity interests to NAGM in a tender offer. Going forward, NAGM has undertaken to provide annual liquidity of up to a certain amount of outstanding Hansberger equity. In addition, Hansberger has established a restricted stock plan pursuant to which restricted stock units will be issued to certain employees, including portfolio managers. This plan is in addition to the existing restricted stock plan that currently exists for the growth team.
     Lazard Compensation. Lazard compensates portfolio managers by a competitive salary and bonus structure, which is determined both quantitatively and qualitatively. Salary and bonus are paid in cash. Portfolio managers are compensated on the performance of the aggregate group of portfolios managed by them rather than for a specific fund or account. Various factors are considered in the determination of a portfolio manager’s compensation. All of the portfolios managed by a portfolio manager are comprehensively evaluated to determine his or her positive and consistent performance contribution over time. Further factors include the amount of assets in the portfolios as well as qualitative aspects that reinforce Lazard’s investment philosophy such as leadership, teamwork, and commitment.
     Total compensation is not fixed, but rather is based on the following factors: (1) maintenance of current knowledge and opinions on companies owned in the portfolio; (2) generation and development of new investment ideas, including the quality of security analysis and identification of appreciation catalysts; (3) ability and willingness to develop and share ideas on a team basis; and (4) the performance results of the portfolios managed by the investment team.
     Variable bonus is based on the portfolio manager’s quantitative performance as measured by the manager’s ability to make investment decisions that contribute to the pre-tax absolute and relative returns of the accounts managed by him or her, by comparison of each account to a predetermined benchmark, including, as appropriate for the relevant account’s investment strategy, the MSCI World Index, the FTSE All World Europe ex-UK Index, the MSCI European Index, and the MSCI EAFE Index, over the current year and the longer-term performance (3-, 5-, or 10-year, if applicable) of such account, as well as performance of the account relative to peers. In addition, the portfolio manager’s bonus can be influenced by subjective measurement of the manager’s ability to help others make investment decisions.
     Portfolio managers also have an interest in the Lazard Asset Management LLC Equity Plan, an equity based incentive program for Lazard Asset Management. The plan offers permanent equity in Lazard Asset Management to a significant number of its professionals, including portfolio managers, as determined by the board of directors of Lazard Asset Management, from time to time. This plan gives certain Lazard employees a permanent equity interest in Lazard and an opportunity to participate in the future growth of Lazard.
     In addition, effective May, 2005, the Lazard Ltd 2005 Equity Incentive Plan was adopted and approved by the Board of Directors of Lazard Ltd. The purpose of this plan is to give the company a competitive advantage in attracting, retaining, and motivating officers, employees, directors, advisors, and/or consultants and to provide the company and its subsidiaries and affiliates with a stock plan providing incentives directly linked to shareholder value.
Ownership of Fund Shares
     The following table indicates as of October 31, 2009 the value, within the indicated range, of shares beneficially owned by the portfolio managers in each Fund they manage. For purposes of this table, the following letters indicate the range listed next to each letter:

A — $0
B — $1 - $10,000
C — $10,001 - $50,000
D — $50,001 - $100,000
E — $100,001 - $500,000
F — $500,001 - $1,000,000

49

     G — More than $1 million

Portfolio Manager	Fund	Ownership in Fund	Ownership in Fund Complex

Karen L. Bowie	Small Cap Value Fund	C	E

Gerald C. Bren	Equity Income Fund	A	G

Anthony R. Burger	Large Cap Select Fund	A	D
	Mid Cap Select Fund	C

David A. Chalupnik	Large Cap Select Fund	A	G
	Mid Cap Select Fund	A

Rehan Chaudhri	International Select Fund	A	A

David R. Cline	Quantitative Large Cap Core Fund	A	E
	Quantitative Large Cap Growth Fund	A
	Quantitative Large Cap Value Fund	A

John I. DeVita	International Select Fund	A	A

James A. Diedrich	Large Cap Growth Opportunities Fund	C	E
	Mid Cap Growth Opportunities Fund	D

James M. Donald	International Select Fund	A	A

Kevin V. Earley	Large Cap Value Fund	C	E
	Mid Cap Value Fund	D

Walter A. French	Equity Index Fund	A	D
	Mid Cap Index Fund	A
	Quantitative Large Cap Core Fund	A
	Quantitative Large Cap Growth Fund	A
	Quantitative Large Cap Value Fund	A
	Small Cap Index Fund	A

David A. Friar	Equity Index Fund	A	B
	Mid Cap Index Fund	A
	Quantitative Large Cap Core Fund	A
	Quantitative Large Cap Growth Fund	A
	Quantitative Large Cap Value Fund	A
	Small Cap Index Fund	A

Harold R. Goldstein	Large Cap Growth Opportunities Fund	C	D
	Mid Cap Growth Opportunities Fund	C

Trevor Graham	International Select Fund	A	A

Keith B. Hembre	International Select Fund	A	E
	Quantitative Large Cap Core Fund	A
	Quantitative Large Cap Growth Fund	A
	Quantitative Large Cap Value Fund	A

John Hock	International Select Fund	A	A

Cori B. Johnson	Equity Income Fund	A	C

Barry A. Lockhart	International Select Fund	A	A

Jon A. Loth	Small Cap Growth Opportunities Fund	B	C

Robert S. McDougall	Small Cap Growth Opportunities Fund	B	C

Brent D. Mellum	Large Cap Value Fund	D	E
	Mid Cap Value Fund	C

Scott M. Mullinix	Large Cap Growth Opportunities Fund	C	C
	Mid Cap Growth Opportunities Fund	C

John R. Reinsberg	International Select Fund	A	A

Jay L. Rosenberg	Real Estate Securities Fund	B	C

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Portfolio Manager	Fund	Ownership in Fund	Ownership in Fund Complex

Terry F. Sloan	Large Cap Value Fund	C	C
	Mid Cap Value Fund	C

Allen D. Steinkopf	Small Cap Select Fund	C	E

Patrick Tan	International Select Fund	A	A

Thomas R. H. Tibbles	International Select Fund	A	A

Mark A. Traster	Small Cap Select Fund	C	C

John G. Wenker	Real Estate Securities Fund	D	E
Portfolio Transactions and Allocation of Brokerage
     Decisions with respect to which securities are to be bought or sold, the total amount of securities to be bought or sold, the broker-dealer with or through which the securities transactions are to be effected and the commission rates applicable to the trades are made by the Advisor or, in the case of International Fund or International Select Fund, their sub-advisors (the “Sub-advisors”).
     In selecting a broker-dealer to execute securities transactions, the Advisor and the Sub-advisors consider the full range and quality of a broker-dealer’s services including, among other things: the value, nature and quality of any brokerage and research products and services; execution capability; commission rate; financial responsibility (including willingness to commit capital); the likelihood of price improvement; the speed of execution and likelihood of execution for limit orders; the ability to minimize market impact; the maintenance of the confidentiality of orders; and responsiveness of the broker-dealer. The determinative factor is not the lowest possible commission cost but whether the transaction represents the best qualitative execution for the Funds. Subject to the satisfaction of its obligation to seek best execution, another factor considered by the Advisor and the Sub-advisors in selecting a broker-dealer may include the broker-dealer’s access to initial public offerings.
     For certain transactions, the Advisor and the Sub-advisors may cause the Funds to pay a broker-dealer a commission higher than that which another broker-dealer might have charged for effecting the same transaction (a practice commonly referred to as “paying up”). The Advisor and the Sub-advisors cause a Fund to pay up in recognition of the value of the brokerage and research products and services provided by the broker-dealer. The broker-dealer may directly provide such products or services to the Funds or purchase them from a third party for the Funds. In such cases, the Advisor and the Sub-advisors are in effect paying for the brokerage and research products and services with client commissions — so-called “soft dollars.” The Advisor and the Sub-advisors will only cause a Fund to pay up if the Advisor and the Sub-Advisors, subject to their overall duty to seek best execution, determine in good faith that the amount of such commission is reasonable in relation to the value of the brokerage and research products and services provided by such broker-dealer, viewed in terms of either that particular transaction or the overall responsibilities of the Advisor and the Sub-advisors with respect to the managing of its accounts.
     The types of research products and services the Advisor and the Sub-advisors receive include economic analysis and forecasts, financial market analysis and forecasts, industry and company specific analysis, performance monitoring, interest rate forecasts, arbitrage relative valuation analysis of various debt securities, analysis of U.S. Treasury securities, research-dedicated computer software and related consulting services and other services that assist in the investment decision making process. Research products and services are received primarily in the form of written reports, computer-generated services, telephone contacts and personal meetings with security analysts. Research services may also be provided in the form of meetings arranged by broker-dealers with corporate management teams and spokespersons, as well as industry spokespersons.
     The brokerage and research products and services the Advisor and the Sub-advisors receive from broker-dealers supplement the Advisor’s and the Sub-advisors’ own normal research activities. As a practical matter, the Advisor or the Sub-advisors could not, on their own, generate all of the research that broker-dealers provide without

51

materially increasing expenses. The brokerage and research products and services the Advisor and the Sub-advisors receive from broker-dealers may be put to a variety of uses and may be provided as part of a product that bundles research and brokerage products with other products into one package as further described below. The Advisor and the Sub-advisors reduce their expenses through their use of soft dollars.
     As a general matter, the brokerage and research products and services the Advisor and the Sub-advisors receive from broker-dealers are used to service all of the Advisor’s and the Sub-advisors’ accounts, including the Funds. However, any particular brokerage and research product or service may not be used to service each and every account, and may not benefit the particular accounts that generated the brokerage commissions. For example, equity commissions are used for brokerage and research products and services utilized in managing fixed income accounts.
     The Advisor and the Sub-advisors receive brokerage or research products or services that they also use for business purposes unrelated to brokerage or research. For example, certain brokerage services are provided as a part of a product that bundles many separate and distinct brokerage, execution, investment management, custodial and recordkeeping services into one package. Market data services are a specific example of mixed use services that the Advisor and the Sub-advisors might acquire because certain employees of the Advisor and the Sub-advisors may use such services for marketing or administrative purposes while others use them for research purposes. The acquisition of mixed use products and services causes a conflict of interest for the Advisor and the Sub-advisors, in that, clients pay up for this type of brokerage or research product or service while the product or service also directly benefits the Advisor and the Sub-advisors. For this reason, and in accordance with general SEC guidance, the Advisor and its applicable affiliates (that may also utilize such mixed use products or services) and the Sub-advisors make a good faith effort to determine what percentage of the product or service is used for non-brokerage or research purposes and pay cash (“hard dollars”) for such percentage of the total cost. To ensure that their practices are consistent with their fiduciary responsibilities to their clients and to address this conflict, the Advisor and the Sub-advisors make all determinations with regard to whether mixed use items may be acquired and, if so, what the appropriate allocations are between soft dollar and hard dollar payments for such products and services. These determinations themselves represent a conflict of interest as the Advisor and the Sub-advisors have a financial incentive to allocate a greater proportion of the cost of mixed use products to soft dollars.
     Many of the Funds’ portfolio transactions involve payment of a brokerage commission by the applicable Fund. In some cases, transactions are with dealers or issuers who act as principal for their own accounts and not as brokers. Transactions effected on a principal basis, other than certain transactions effected on a so-called riskless principal basis, are made without the payment of brokerage commissions but at net prices which usually include a spread or markup. In effecting transactions in over-the-counter securities, the Funds typically deal with market makers unless it appears that better price and execution are available elsewhere.
     It is expected that the Funds will purchase most foreign equity securities in the over-the-counter markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located if that is the best available market. The fixed commission paid in connection with most such foreign stock transactions generally is higher than negotiated commissions on U.S. transactions. There generally is less governmental supervision and regulation of foreign stock exchanges than in the United States. Foreign securities settlements may in some instances be subject to delays and related administrative uncertainties.
     Foreign equity securities may be held in the form of depositary receipts or securities convertible into foreign equity securities. Depositary receipts may be listed on stock exchanges or traded in the over-the-counter markets in the United States or overseas. The foreign and domestic debt securities and money market instruments in which the Funds may invest are generally traded in the over-the-counter markets.
     The Funds do not effect any brokerage transactions in their portfolio securities with any broker or dealer affiliated directly or indirectly with the Advisor, Sub-advisors or Distributor unless such transactions, including the frequency thereof, the receipt of commission payable in connection therewith, and the selection of the affiliated broker or dealer effecting such transactions are not unfair or unreasonable to the shareholders of the Funds, as

52

determined by the Board of Directors. Any transactions with an affiliated broker or dealer must be on terms that are both at least as favorable to the Funds as the Funds can obtain elsewhere and at least as favorable as such affiliated broker or dealer normally gives to others.
     When two or more clients of the Advisor or Sub-advisors are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in a manner considered by the Advisor or Sub-advisors to be equitable to each client. In some cases, this system could have a detrimental effect on the price or volume of the security as far as each client is concerned. In other cases, however, the ability of the clients to participate in volume transactions may produce better executions for each client.
     The following table sets forth the aggregate brokerage commissions paid by certain of the Funds during the fiscal years ended October 31, 2007, October 31, 2008, and October 31, 2009:

	Aggregate Brokerage Commissions Paid by the Funds
	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
Fund	October 31, 2007	October 31, 2008	October 31, 2009

Equity Income Fund	$833,175	$1,095,583	$
Equity Index Fund	76,947	53,085
Global Infrastructure Fund [1]	*	129,356
International Fund	890,078	684,747
International Select Fund [2]	381,242	454,211
Large Cap Growth Opportunities Fund	1,682,228	1,190,558
Large Cap Select Fund	1,265,290	1,477,447
Large Cap Value Fund	1,521,262	1,302,216
Mid Cap Growth Opportunities Fund	3,462,791	3,792,340
Mid Cap Index Fund	50,941	34,148
Mid Cap Select Fund	469,478	494,498
Mid Cap Value Fund	2,334,351	2,214,024
Quantitative Large Cap Core Fund [3]	34,053	170,373
Quantitative Large Cap Growth Fund [3]	5,848	34,196
Quantitative Large Cap Value Fund [3]	6,088	31,351
Real Estate Securities Fund	3,757,610	2,886,992
Small Cap Growth Opportunities Fund	1,393,431	1,311,213
Small Cap Index Fund	13,595	11,669
Small Cap Select Fund	3,463,172	2,624,080
Small Cap Value Fund	873,755	590,672

[1]	Commenced operations on December 17, 2007.

[2]	Commenced operations on December 21, 2006.

[3]	Commenced operations on July 31, 2007.

*	Fund was not in operation during this fiscal year.
     The following table sets forth the value of transactions executed with, and commissions paid to, broker-dealers selected by the Advisor in part because of research products or services provided during the fiscal years ended October 31, 2007, October 31, 2008, and October 31, 2009.

53

	Fiscal Year Ended		Fiscal Year Ended		Fiscal Year Ended
	October 31, 2007		October 31, 2008		October 31, 2009
		Related		Related		Related
		Brokerage [1]		Brokerage [1]		Brokerage [1]
Fund	Transactions [1]	Commission	Transactions [1]	Commission	Transactions [1]	Commission

Equity Income Fund	$543,059,280	$737,521	$583,045,551	$988,778	$	$
Global Infrastructure Fund	*	*	55,642,083	113,670
Large Cap Growth Opportunities Fund	1,433,654,540	1,508,693	886,897,362	1,012,655
Large Cap Select Fund	1,003,034,899	1,093,452	870,912,481	1,210,307
Large Cap Value Fund	1,184,772,418	1,331,806	893,776,384	1,196,029
Mid Cap Growth Opportunities Fund	2,536,664,939	2,991,474	2,544,142,194	3,295,187
Mid Cap Select Fund	240,170,906	395,390	206,085,907	414,586
Mid Cap Value Fund	1,367,157,059	1,958,095	1,201,168,917	1,922,687
Real Estate Securities Fund	2,066,304,282	2,738,914	1,311,000,024	2,293,576
Small Cap Growth Opportunities Fund	446,875,152	999,170	360,460,208	1,016,601
Small Cap Select Fund	1,245,312,377	2,784,868	831,206,929	2,111,079
Small Cap Value Fund	333,051,199	702,609	193,881,286	484,105

[1]	Amount includes commissions paid to and brokerage transactions placed with certain broker-dealers that provide brokerage and research products and services and unbundled full service execution services.

*	Fund was not in operation during this fiscal year.
     At October 31, 2009, certain Funds held the securities of their “regular brokers or dealers” as follows:

Amount of
	Regular Broker or Dealer	Securities Held by
Fund	Issuing Securities	Fund (000)	Type of Securities

Capital Stock
     Each share of each Fund’s $.01 par value common stock is fully paid, nonassessable, and transferable. Shares may be issued as either full or fractional shares. Fractional shares have pro rata the same rights and privileges as full shares. Shares of the Funds have no preemptive or conversion rights.
     Each share of a Fund has one vote. On some issues, such as the election of directors, all shares of all FAIF Funds vote together as one series. The shares do not have cumulative voting rights. On issues affecting only a particular Fund, the shares of that Fund will vote as a separate series. Examples of such issues would be proposals to alter a fundamental investment restriction pertaining to a Fund or to approve, disapprove or alter a distribution plan. The Bylaws of FAIF provide that annual shareholders meetings are not required and that meetings of shareholders need only be held with such frequency as required under Maryland law and the 1940 Act.

54

     As of February ___, 2010, the directors and officers of FAIF as a group owned less than one percent of each Fund’s outstanding shares and the Funds were aware that the following persons owned of record five percent or more of the outstanding shares of each class of stock of the Funds:

Percentage of Outstanding Shares
Fund	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Class Y Shares

Equity Income Fund

Equity Index Fund

Global Infrastructure Fund

International Fund

International Select Fund

Large Cap Growth Opportunities Fund

Large Cap Select Fund

Large Cap Value Fund

Mid Cap Growth Opportunities Fund

Mid Cap Index Fund

Mid Cap Select Fund

Mid Cap Value Fund

Quantitative Large Cap Core Fund

Quantitative Large Cap Growth Fund

Quantitative Large Cap Value Fund

Real Estate Securities Fund

Small Cap Growth Opportunities Fund

Small Cap Index Fund

Small Cap Select Fund

55

Percentage of Outstanding Shares
Fund	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Class Y Shares

Small Cap Value Fund
Net Asset Value and Public Offering Price
     The public offering price of the shares of a Fund generally equals the Fund’s net asset value plus any applicable sales charge. A summary of any applicable sales charge assessed on Fund share purchases is set forth in the Funds’ Prospectuses. The public offering price of the Class A Shares of the Funds as of October 31, 2009 was as set forth below. Please note that the public offering prices of Class B, Class C, Class Y, and Class R Shares are the same as net asset value since no sales charges are imposed on the purchase of such shares.

Public Offering Price
Fund	Class A

Equity Income Fund	$
Equity Index Fund
Global Infrastructure Fund
International Fund
International Select Fund
Large Cap Growth Opportunities Fund
Large Cap Select Fund
Large Cap Value Fund
Mid Cap Growth Opportunities Fund
Mid Cap Index Fund
Mid Cap Select Fund
Mid Cap Value Fund
Quantitative Large Cap Core Fund
Quantitative Large Cap Growth Fund
Quantitative Large Cap Value Fund
Real Estate Securities Fund
Small Cap Growth Opportunities Fund
Small Cap Index Fund
Small Cap Select Fund
Small Cap Value Fund
     The net asset value of each Fund’s shares is determined on each day during which the New York Stock Exchange (the “NYSE”) is open for business. The NYSE is not open for business on the following holidays (or on the nearest Monday or Friday if the holiday falls on a weekend): New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each year the NYSE may designate different dates for the observance of these holidays as well as designate other holidays for closing in the future. To the extent that the securities held by a Fund are traded on days that the Fund is not open for business, such Fund’s net asset value per share may be affected on days when investors may not purchase or redeem shares. This may occur, for example, where a Fund holds securities which are traded in foreign markets.
     On October 31, 2009, the net asset value per share for each class of shares of the Funds was calculated as follows.

56

		Shares	Net Asset
Fund	Net Assets	Outstanding	Value Per Share
Equity Income Fund
Class A
Class B
Class C
Class R
Class Y

Equity Index Fund
Class A
Class B
Class C
Class R
Class Y

Global Infrastructure Fund
Class A
Class C
Class R
Class Y

International Fund
Class A
Class B
Class C
Class R
Class Y

International Select Fund
Class A
Class C
Class R
Class Y

Large Cap Growth Opportunities Fund
Class A
Class B
Class C
Class R
Class Y

Large Cap Select Fund
Class A
Class C
Class R
Class Y

Large Cap Value Fund
Class A
Class B
Class C
Class R
Class Y

Mid Cap Growth Opportunities Fund
Class A
Class B
Class C
Class R
Class Y

57

		Shares	Net Asset
Fund	Net Assets	Outstanding	Value Per Share
Mid Cap Index Fund
Class A
Class C
Class R
Class Y

Mid Cap Select Fund
Class A
Class B
Class C
Class Y

Mid Cap Value Fund
Class A
Class B
Class C
Class R
Class Y

Quantitative Large Cap Core Fund
Class A
Class C
Class Y

Quantitative Large Cap Growth Fund
Class A
Class C
Class Y

Quantitative Large Cap Value Fund
Class A
Class C
Class Y

Real Estate Securities Fund
Class A
Class B
Class C
Class R
Class Y

Small Cap Growth Opportunities Fund
Class A
Class B
Class C
Class R
Class Y

Small Cap Index Fund
Class A
Class B
Class C
Class R
Class Y

58

		Shares	Net Asset
Fund	Net Assets	Outstanding	Value Per Share
Small Cap Select Fund
Class A
Class B
Class C
Class R
Class Y

Small Cap Value Fund
Class A
Class C
Class R
Class Y
Taxation
     Each Fund intends to fulfill the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), to qualify as a regulated investment company. If so qualified, each Fund will not be liable for federal income taxes to the extent it distributes its taxable income to its shareholders.
     Some of the investment practices that may be employed by the Funds will be subject to special provisions that, among other things, may defer the use of certain losses of such Funds, affect the holding period of the securities held by the Funds and, particularly in the case of transactions in or with respect to foreign currencies, affect the character of the gains or losses realized. These provisions may also require the Funds to mark-to-market some of the positions in their respective portfolios (i.e., treat them as closed out) or to accrue original discount, both of which may cause such Funds to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for qualification as a regulated investment company and for avoiding income and excise taxes. Accordingly, in order to make the required distributions, a Fund may be required to borrow or liquidate securities. Each Fund will monitor its transactions and may make certain elections in order to mitigate the effect of these rules and prevent disqualification of the Funds as regulated investment companies.
     When a Fund lends portfolio securities to a borrower as described above in “Lending of Portfolio Securities,” payments in lieu of dividends made by the borrower to the Fund will not constitute “qualified dividends” taxable at the same rate as long-term capital gains, even if the actual dividends would have constituted qualified dividends had the Fund held the securities. Such payments in lieu of dividends are taxable as ordinary income.
     It is expected that any net gain realized from the closing out of futures contracts, options, or forward currency contracts will be considered gain from the sale of securities or currencies and therefore qualifying income for purposes of the requirement that a regulated investment company derive at least 90% of gross income from investment securities.
     Any loss on the sale or exchange of shares of a Fund generally will be disallowed to the extent that a shareholder acquires or contracts to acquire shares of the same Fund within 30 days before or after such sale or exchange. Furthermore, if Fund shares with respect to which a long-term capital gain distribution has been made are held for less than six months, any loss on the sale of exchange of such shares will be treated as a long-term capital loss to the extent of such long-term capital gain distribution.
     For federal tax purposes, if a shareholder exchanges shares of a Fund for shares of any other FAIF Fund pursuant to the exchange privilege (see “Policies and Services — Purchasing, Redeeming, and Exchanging Shares” in the Prospectus), such exchange will be considered a taxable sale of the shares being exchanged. Furthermore, if a shareholder of Class A, Class B or Class C Shares carries out the exchange within 90 days of purchasing shares in a fund on which he or she has incurred a sales charge, the sales charge cannot be taken into account in determining the shareholder’s gain or loss on the sale of those shares to the extent that the sales charge that would have been

59

applicable to the purchase of the later-acquired shares in the other Fund is reduced because of the exchange privilege. However, the amount of any sales charge that may not be taken into account in determining the shareholder’s gain or loss on the sale of the first-acquired shares may be taken into account in determining gain or loss on the eventual sale or exchange of the later-acquired shares.
     Pursuant to the Code, distributions of net investment income by a Fund to a shareholder who is a foreign shareholder (as defined below) will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by a Fund to a foreign shareholder is “effectively connected” with a U.S. trade or business of such shareholder, in which case the reporting and withholding requirements applicable to U.S. citizens or domestic corporations will apply. Distributions of net long-term capital gains are not subject to tax withholding but, in the case of a foreign shareholder who is a nonresident alien individual, such distributions ordinarily will be subject to U.S. income tax at a rate of 30% if the individual is physically present in the United States for more than 182 days during the taxable year. Each Fund will report annually to its shareholders the amount of any withholding.
     A foreign shareholder is any person who is not (i) a citizen or resident of the United States, (ii) a corporation, partnership or other entity organized in the United States or under the laws of the United States or a political subdivision thereof, (iii) an estate whose income is includible in gross income for U.S. federal income tax purposes or (iv) a trust whose administration is subject to the primary supervision of the U.S. court and which has one or more U.S. fiduciaries who have authority to control all substantial decisions of the trust.
     The foregoing relates only to federal income taxation and is a general summary of the federal tax law in effect as of the date of this Statement of Additional Information.
Additional Information about Certain Shareholder Services
Reducing Class A Sales Charges
     Sales charges on the purchase of Class A shares can be reduced through (i) quantity discounts and accumulated purchases, or (ii) signing a 13-month letter of intent.
     Quantity Discounts and Accumulated Purchases: Each Fund will combine purchases made by an investor, the investor’s spouse or domestic partner, and the investor’s dependent children when it calculates the sales charge.
     For each Fund, the sales charge discount will be determined by adding (i) the purchase price (including sales charge) of the Fund shares that are being purchased, plus (ii) the purchase price of the Class A, Class B and Class C shares of any other First American fund (other than a money market fund) that you are concurrently purchasing, plus (iii) the current net asset value of Class A, Class B and Class C shares of the Fund or any other First American fund (other than a money market fund) that you already own. In order for an investor to receive the sales charge reduction on Class A Shares, the Fund must be notified by the investor in writing or by his or her financial institution at the time the purchase is made that Fund shares are already owned or that purchases are being combined. If the purchase price of shares that the investor owns is higher than their current net asset value, the investor may receive credit for this higher purchase price instead, but only if the investor notifies the Fund of this request in advance in writing and provides written records of the original purchase price.
     Letter of Intent: If an investor intends to purchase, in the aggregate, at least $50,000 of Class A or Class C shares in the Funds, or other First American funds (other than money market funds), over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the Fund’s custodian to hold a percentage equal to the Funds’ maximum sales charge rate of the total amount intended to be purchased in escrow (in shares) until the purchase is completed.

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     The amount held in escrow for all FAIF Funds will be applied to the investor’s account at the end of the 13-month period after deduction of the sales load applicable to the dollar value of shares actually purchased. In this event, an appropriate number of escrowed shares may be redeemed in order to realize the difference in the sales charge.
     A letter of intent will not obligate the investor to purchase shares, but if he or she does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. Absent complete and current notification from the investor or from his or financial intermediary to the Fund, the investor may not realize the benefit of a reduced sales charge.
Sales of Class A Shares at Net Asset Value
     General. The Prospectuses for the Funds set forth the categories of investors eligible to purchase Class A shares without a sales charge.
     Purchases by Group Plans. Class A shares may be purchased without a sales charge by group 401(k), 403(b) and 457 plans, and group profit sharing and pension plans (collectively, “Group Plans”), as described in the Funds’ Prospectuses.
     Purchases of $1 Million or More by Non-Group Plans. For purchases of Class A shares by an account other than a Group Plan, your investment professional or financial intermediary may receive a commission equal to 1% of the purchase amount if the purchase amount, together with the value of all other current holdings in First American funds on which you paid a sales load, is $1 million or more, but not greater than $3 million, 0.50% of the purchase amount if the purchase amount, together with the value of all other current holdings in First American funds on which you paid a sales load, is greater than $3 million, but not more than $10 million, and 0.25% of the purchase amount if the purchase amount, together with the value of all other current holdings in First American funds on which you paid a sales load, is greater than $10 million. (The Index Funds may be used in the calculation to reach purchases of $1 million or more, but a commission is paid only on Class A shares of First American funds other than the Index Funds.) If such a commission is paid, you will be assessed a CDSC equal to the commission rate paid if you sell your shares within 18 months. The CDSC will not be assessed on shares acquired through reinvestment of dividend or capital gain distributions. For example, if you hold shares in the First American funds with an aggregate value of $2 million on which you paid a sales load and you make an additional purchase of $2 million in the First American funds, your investment professional or financial intermediary may receive a commission equal to 0.50% of the additional purchase amount. If you sell shares within 18 months of the purchase, you will be assessed a CDSC equal to 0.50% on the shares redeemed, not including shares you acquired by reinvesting your dividend or capital gain distributions.
Class A Shares Reinvestment Right
     If Class A Shares of a Fund have been redeemed, the shareholder has a one-time right, within 180 days, to reinvest the redemption proceeds in Class A Shares of any First American fund at the next-determined net asset value without any sales charge. The Fund must be notified by the shareholder in writing or by his or her financial intermediary of the reinvestment in order to eliminate a sales charge. If the shareholder redeems his or her shares of a Fund, there may be tax consequences.
Redeeming Shares by Telephone
     A shareholder may redeem shares of a Fund, if he or she elects the privilege on the initial shareholder application, by calling his or her financial intermediary to request the redemption. Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request from the financial intermediary (less the amount of any applicable contingent deferred sales charge). Redemption requests must be received by the financial intermediary by the time specified by the intermediary in order for shares to be redeemed at that day’s net asset value, and redemption requests must be transmitted to and received by the Funds as of the close of regular trading on

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the New York Stock Exchange (usually by 3:00 p.m. Central time) in order for shares to be redeemed at that day’s net asset value unless the financial intermediary has been authorized to accept redemption requests on behalf of the Funds. Pursuant to instructions received from the financial intermediary, redemptions will be made by check or by wire transfer. It is the financial intermediary’s responsibility to transmit redemption requests promptly. Certain financial intermediaries are authorized to act as the Funds’ agent for the purpose of accepting redemption requests, and the Funds will be deemed to have received a redemption request upon receipt of the request by the financial institution.
     Shareholders who did not purchase their shares of a Fund through a financial intermediary may redeem their shares by telephoning Investor Services at 800 677-FUND. At the shareholder’s request, redemption proceeds will be paid by check mailed to the shareholder’s address of record or wire transferred to the shareholder’s account at a domestic commercial bank that is a member of the Federal Reserve System, normally within one business day, but in no event more than seven days after the request. Wire instructions must be previously established on the account or provided in writing. The minimum amount for a wire transfer is $1,000. If at any time the Funds determine it necessary to terminate or modify this method of redemption, shareholders will be promptly notified. The Funds may limit telephone redemption requests to an aggregate of $50,000 per day across the First American Fund family.
     In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If this should occur, another method of redemption should be considered. Neither the Administrator nor the Funds will be responsible for any loss, liability, cost or expense for acting upon wire transfer instructions or telephone instructions that they reasonably believe to be genuine. The Administrator and the Funds will each employ reasonable procedures to confirm that instructions communicated are genuine. These procedures may include recording of telephone conversations. To ensure authenticity of redemption or exchange instructions received by telephone, the Administrator examines each shareholder request by verifying the account number and/or tax identification number at the time such request is made. The Administrator subsequently sends confirmation of both exchange sales and exchange purchases to the shareholder for verification. If reasonable procedures are not employed, the Administrator and the Funds may be liable for any losses due to unauthorized or fraudulent telephone transactions.
Redeeming Shares by Mail
     Any shareholder may redeem Fund shares by sending a written request to the Administrator, shareholder servicing agent, financial intermediary or USBFS. The written request should include the shareholder’s name, the Fund name, the account number, and the share or dollar amount requested to be redeemed, and should be signed exactly as the shares are registered. Shareholders should call the Fund, shareholder servicing agent or financial institution for assistance in redeeming by mail. Unless another form of payment is requested, a check for redemption proceeds normally is mailed within three days, but in no event more than seven days, after receipt of a proper written redemption request.
     Shareholders requesting a redemption of $50,000 or more, a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record, must have signatures on written redemption requests guaranteed by:
•	a trust company or commercial bank the deposits of which are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation (“FDIC”);

•	a member firm of the New York, American, Boston, Midwest, or Pacific Stock Exchanges or of the National Association of Securities Dealers;

•	a savings bank or savings and loan association the deposits of which are insured by the Savings Association;

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•	any other “eligible guarantor institution,” as defined in the Securities Exchange Act of 1934.
     The Funds do not accept signatures guaranteed by a notary public.
     The Funds, the Administrator and USBFS have adopted standards for accepting signature from the above institutions. The Funds may elect in the future to limit eligible signature guarantees to institutions that are members of a signature guarantee program. The Funds, the Administrator and USBFS reserve the right to amend these standards at any time without notice.
Receipt of Orders by Financial Intermediaries
     The Funds have authorized one or more Intermediaries to receive purchase and redemption orders on the Funds’ behalf. Intermediaries are authorized to designate other intermediaries to receive purchase and redemption orders on the Funds’ behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized Intermediary or, if applicable, an Intermediary’s authorized designee, receives the order. An order will be priced at the applicable Fund’s net asset value next computed after the order is received by an authorized Intermediary or the Intermediary’s authorized designee and accepted by the Fund.
Redemptions Before Purchase Instruments Clear
     When shares are purchased by check or with funds transmitted through the Automated Clearing House, the proceeds of redemptions of those shares are not available until the Administrator or USBFS is reasonably certain that the purchase payment has cleared, which could take up to fifteen calendar days from the purchase date.
Research Requests
     The Funds reserve the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.
Financial Statements
     The financial statements of FAIF included in its Annual Reports to shareholders of the Funds for the fiscal period ended October 31, 2009 are incorporated herein by reference.

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Appendix A
Ratings
     A rating of a rating service represents that service’s opinion as to the credit quality of the rated security. However, such ratings are general and cannot be considered absolute standards of quality or guarantees as to the creditworthiness of an issuer. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. Market values of debt securities may change as a result of a variety of factors unrelated to credit quality, including changes in market interest rates.
     When a security has been rated by more than one service, the ratings may not coincide, and each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons. In general, the Funds are not required to dispose of a security if its rating declines after it is purchased, although they may consider doing so.
Ratings of Long-Term Corporate Debt Obligations
     Standard & Poor’s
AAA: An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA: An obligation rated AA differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
     Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.
C: A subordinated debt or preferred stock obligation rated C is currently highly vulnerable to nonpayment. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.
D: An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.
     The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
     Moody’s
Aaa: Bonds and preferred stock that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa: Bonds and preferred stock that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater than in Aaa securities.
A: Bonds and preferred stock that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa: Bonds and preferred stock that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such securities lack outstanding investment characteristics, and in fact have speculative characteristics as well.
Ba: Bonds and preferred stock that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes issues in this class.
B: Bonds and preferred stock that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa: Bonds and preferred stock that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds and preferred stock that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C: Bonds and preferred stock that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
     Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
     Fitch
AAA: Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA: Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A: Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.
BBB: Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.
BB: Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.
B: Securities are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.
CCC, CC and C: Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. CC ratings indicate that default of some kind appears probable, and C ratings signal imminent default.
DDD, DD and D: Securities are in default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. DDD obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. DD indicates potential recoveries in the range of 50%-90%, and D the lowest recovery potential, i.e., below 50%.
     Entities rated in this category have defaulted on some or all of their obligations. Entities rated DDD have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated DD and D are generally undergoing a formal reorganization or liquidation process; those rated DD are likely to satisfy a higher portion of their outstanding obligations, while entities rated D have a poor prospect for repaying all obligations.
     The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show the relative standing within the major rating categories.
Ratings of Commercial Paper
     Standard & Poor’s
     Commercial paper ratings are graded into four categories, ranging from A for the highest quality obligations to D for the lowest. None of the Funds will purchase commercial paper rated A-3 or lower.
     A-1: A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.
     A-2: A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.
     A-3: A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
     Moody’s
     Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers. None of the Funds will purchase Prime-3 commercial paper.
     Prime-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
•	Leading market positions in well-established industries.

•	High rates of return on funds employed.

•	Conservative capitalization structure with moderate reliance on debt and ample asset protection.

•	Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

•	Well-established access to a range of financial markets and assured sources of alternate liquidity.
     Prime-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Prime-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.
     Fitch
     Fitch employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers. None of the Funds will purchase F3 commercial paper.
     F1: Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added “+” to denote any exceptionally strong credit feature.
     F2: Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.
     F3: Securities possess fair credit quality. This designation indicates that the capacity for timely payments of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

Appendix B
FAF ADVISORS, INC.
Proxy Voting Policies and Procedures

General Principles
FAF Advisors, Inc. (“FAF Advisors”) is the investment adviser for the First American family of mutual funds (the “Funds”) and for institutional and other separately managed accounts (collectively, with the Funds, “Client Accounts”). As such, Client Accounts may confer upon FAF Advisors complete discretion to vote proxies. It is FAF Advisors’ duty to vote proxies in the best interests of its clients. In voting proxies, FAF Advisors also seeks to maximize total investment return for its clients.
In the event that FAF Advisors contracts with another investment adviser to act as a sub-adviser for a Client Account, FAF Advisors may delegate proxy voting responsibility to the sub-adviser. Where FAF has delegated proxy voting responsibility, the sub-adviser will be responsible for developing and adhering to its own proxy voting policies. FAF Advisors will approve a sub-adviser’s proxy voting policies, and will review these policies at least annually.
FAF Advisors’ Investment Policy Committee (“IPC”), comprised of the firm’s most senior investment professionals, is charged with oversight of the proxy voting policies and procedures. The IPC is responsible for (1) approving the proxy voting policies and procedures, and (2) oversight of the activities of FAF Advisors’ Proxy Voting Administration Committee (“PVAC”). The PVAC is responsible for providing an administrative framework to facilitate and monitor FAF Advisors’ exercise of its fiduciary duty to vote client proxies and fulfill the obligations of reporting and recordkeeping under the federal securities laws.
Policies
The IPC, after reviewing and concluding that such policies are reasonably designed to vote proxies in the best interests of clients, has approved and adopted the proxy voting policies of Institutional Shareholder Services, Inc. (“ISS”), a leading national provider of proxy voting administrative and research services. As a result, such policies set forth FAF Advisors’ positions on recurring proxy issues and criteria for addressing non-recurring issues. These policies are reviewed periodically by ISS, and therefore are subject to change. Even though it has adopted ISS’ policies, FAF Advisors maintains the fiduciary responsibility for all proxy voting decisions.
Procedures
A. Supervision of Proxy Voting Service
The PVAC shall supervise the relationship with FAF Advisors’ proxy voting service, ISS. ISS apprises FAF Advisors of shareholder meeting dates, provides research on proxy proposals and voting recommendations, and casts the actual proxy votes. ISS also serves as FAF Advisors’ proxy voting record keeper and generates reports on how proxies were voted.
B. Conflicts of Interest
As an affiliate of U.S. Bancorp, a large multi-service financial institution, FAF Advisors recognizes that there are circumstances wherein it may have a perceived or real conflict of interest in voting the proxies of issuers or proxy proponents (e.g., a special interest group) who are clients or potential clients of some part of the U.S. Bancorp enterprise. Directors and officers of such companies may have personal or familial relationships with the U.S. Bancorp enterprise and/or its employees that could give rise to potential conflicts of interest.

FAF Advisors will vote proxies in the best interest of its clients regardless of such real or perceived conflicts of interest. By adopting ISS’ policies, FAF Advisors believes the risk related to conflicts will be minimized.
To further minimize this risk, the IPC will review ISS’ conflict avoidance policy at least annually to ensure that it adequately addresses both the actual and perceived conflicts of interest the proxy voting service may face.
In the event that ISS faces a material conflict of interest with respect to a specific vote, the PVAC shall direct ISS how to vote. The PVAC shall receive voting direction from the Head of Equity Research, who will seek voting direction from appropriate investment personnel. Before doing so, however, the PVAC will confirm that FAF Advisors faces no material conflicts of its own with respect to the specific proxy vote.
If the PVAC concludes that a material conflict does exist, it will recommend to the IPC a course of action designed to address the conflict. Such actions could include, but are not limited to:
1.	Obtaining instructions from the affected client(s) on how to vote the proxy;

2.	Disclosing the conflict to the affected client(s) and seeking their consent to permit FAF Advisors to vote the proxy;

3.	Voting in proportion to the other shareholders;

4.	Recusing an IPC member from all discussion or consideration of the matter, if the material conflict is due to such person’s actual or potential conflict of interest; or

5.	Following the recommendation of a different independent third party.
In addition to all of the above, members of the IPC and the PVAC must notify FAF Advisors’ Chief Compliance Officer of any direct, indirect or perceived improper influence exerted by any employee, officer or director within the U.S. Bancorp enterprise or First American Fund complex with regard to how FAF Advisors should vote proxies. The Chief Compliance Officer will investigate the allegations and will report the findings to FAF Advisors’ Chief Executive Officer and the General Counsel. If it is determined that improper influence was attempted, appropriate action shall be taken. Such appropriate action may include disciplinary action, notification of the appropriate senior managers within the U.S. Bancorp enterprise, or notification of the appropriate regulatory authorities. In all cases, the IPC shall not consider any improper influence in determining how to vote proxies, and will vote in the best interests of clients.
C. Proxy Vote Override
From time to time, a Portfolio Manager may initiate action to override the ISS recommendation for a particular vote. Any such override shall be reviewed by FAF Advisors’ Legal Department for material conflicts. If the Legal Department determines that no material conflicts exist, the approval of one investment professional on the IPC or the Head of Equity Research shall authorize the override. If a material conflict exists then the override will not be effectuated.
D. Securities Lending
In order to generate incremental revenue, some clients may participate in U.S. Bank’s securities lending program. If a client has elected to participate in the lending program then it will not have the right to vote the proxies of any securities that are on loan as of the shareholder meeting record date. A client, or a Portfolio Manager, may place restrictions on loaning securities and/or recall a security on loan at any time. Such actions must be affected prior to the record date for a meeting if the purpose for the restriction or recall is to secure the vote.
Portfolio Managers and/or Analysts who become aware of upcoming proxy issues relating to any securities in portfolios they manage, or issuers they follow, will consider the desirability of recalling the affected securities that are on loan or restricting the affected securities prior to the record date for the matter. If the proxy issue is determined to be material, and the determination is made prior to the shareholder meeting record date the Portfolio Manager(s) will contact the Securities Lending Department to recall securities on loan or restrict the loaning of any security held in any portfolio they manage, if they determine that it is in the best interest of shareholders to do so. Training regarding the process to recall securities on loan or restrict the loaning of securities is given to all Portfolio Managers and Analysts.

E. Proxy Voting for ERISA Clients
In the event that a proxy voting issue arises for an ERISA client, FAF Advisors is prohibited from voting shares with respect to any issue advanced by a party in interest, such as U.S. Bancorp or any of the First American Funds.
F. Proxy Voting Records
As required by Rule 204-2 of the 1940 Act, FAF Advisors shall make and retain five types of records relating to proxy voting; (1) proxy voting policies and procedures; (2) proxy statements received for client and fund securities; (3) records of votes cast on behalf of clients and funds; (4) records of written requests for proxy voting information and written responses from the advisor to either a written or oral request; and (5) any documents prepared by the advisor that were material to making a proxy voting decision or that memorialized the basis for the decision. FAF Advisors may rely on ISS to make and retain on our behalf records pertaining to the rule.
Each sub-advisor shall be responsible for making and retaining all proxy voting records required by the rule and shall provide them to FAF Advisors upon request.
G. Fund of Funds Provision
In instances where FAF Advisors provides investment advice to a fund of funds that acquires shares of affiliated funds or three percent or more of the outstanding voting securities of an unaffiliated fund, the acquiring fund shall seek instructions from its shareholders as to how to vote shares of those acquired funds, or to vote the shares in the same proportion as the vote of all other shareholders of the acquired fund. If compliance with this policy results in a vote of any shares in a manner different than the ISS recommendation, such vote will not require compliance with the Proxy Vote Override procedures set forth above.
H. Review and Reports
The PVAC shall maintain a review schedule. The schedule shall include reviews for the proxy voting policy, the proxy voting record, account maintenance, and other reviews as deemed appropriate by the PVAC. The PVAC shall review the schedule at least annually.
The PVAC will report to the IPC with respect to all identified conflicts and how they were addressed. These reports will include all Client Accounts, including those that are sub-advised. With respect to the review of votes cast on behalf of investments by the Funds, such review will also be reported to the Board at each of their regularly scheduled meetings.
I. Vote Disclosure to Shareholders
FAF Advisors shall disclose its proxy voting record on the Funds’ website at www.firstamericanfunds.com and/or on the SEC’s website at www.sec.gov. Additionally, shareholders can receive, on request, the voting records for the Funds by calling a toll free number (1-800-677-3863).
FAF Advisors’ institutional and separately managed account clients can contact their relationship manager for more information on FAF Advisors’ policies and the proxy voting record for their account. The information available includes name of issuer, ticker/CUSIP, shareholder meeting date, description of item and FAF Advisors’ vote.
J. Form N-PX
FAF Advisors will cause Form N-PX to be filed with the Securities and Exchange Commission, and ensure that any other proxy vote related filings as required by regulation or contract are timely made.

Institutional Shareholder Services, Inc.
U.S. Proxy Voting Guidelines Concise Summary
(Digest of Selected Key Guidelines)
January 15, 2009
1. Operational Items:
Auditor Ratification
Vote FOR proposals to ratify auditors, unless any of the following apply:
•	An auditor has a financial interest in or association with the company, and is therefore not independent;

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;

•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or

•	Fees for non-audit services (“Other” fees) are excessive.
Non-audit fees are excessive if:
•	Non-audit (“other”) fees exceed audit fees + audit-related fees + tax compliance/preparation fees
Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.
Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account:
•	The tenure of the audit firm;

•	The length of rotation specified in the proposal;

•	Any significant audit-related issues at the company;

•	The number of Audit Committee meetings held each year;

•	The number of financial experts serving on the committee; and

•	Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.
2. Board of Directors:
Voting on Director1 Nominees in Uncontested Elections
Vote on director nominees should be determined on a CASE-BY-CASE basis.
Vote AGAINST or WITHHOLD2 from individual directors who:
•	Attend less than 75 percent of the board and committee meetings without a valid excuse, such as illness, service to the nation, work on behalf of the company, or funeral obligations. If the company provides meaningful public or private disclosure explaining the director’s absences, evaluate the information on a CASE-BY-CASE basis taking into account the following factors:
•	Degree to which absences were due to an unavoidable conflict;

•	Pattern of absenteeism; and

•	Other extraordinary circumstances underlying the director’s absence;
•	Sit on more than six public company boards;

•	Are CEOs of public companies who sit on the boards of more than two public companies besides their own— withhold only at their outside boards.

[1]	ISS’ classification of directors can be found in U.S. Proxy Voting Guidelines Summary.

[2]	In general, companies with a plurality vote standard use “Withhold” as the valid opposition vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid opposition vote for the particular company.
Vote AGAINST or WITHHOLD from all nominees of the board of directors, (except from new nominees, who should be considered on a CASE-BY-CASE basis) if:
•	The company’s proxy indicates that not all directors attended 75% of the aggregate of their board and committee meetings, but fails to provide the required disclosure of the names of the directors involved. If this information cannot be obtained, vote against/withhold from all incumbent directors;

•	The company’s poison pill has a dead-hand or modified dead-hand feature. Vote against/withhold every year until this feature is removed;

•	The board adopts or renews a poison pill without shareholder approval, does not commit to putting it to shareholder vote within 12 months of adoption (or in the case of an newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold/against recommendation for this issue;

•	The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

•	The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

•	The board failed to act on takeover offers where the majority of the shareholders tendered their shares;

•	At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the underlying issue(s) that caused the high withhold/against vote;

•	The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election- any or all appropriate nominees (except new) may be held accountable;

•	The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only).
Vote AGAINST or WITHHOLD from Inside Directors and Affiliated Outside Directors (per the Classification of Directors below) when:
•	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

•	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

•	The company lacks a formal nominating committee, even if board attests that the independent directors fulfill the functions of such a committee;

•	The full board is less than majority independent.
Vote AGAINST or WITHHOLD from the members of the Audit Committee if:
•	The non-audit fees paid to the auditor are excessive;

•	The company receives an adverse opinion on the company’s financial statements from its auditor; or

•	There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.
Vote CASE-by-CASE on members of the Audit Committee and/or the full board if poor accounting practices, which rise to a level of serious concern are indentified, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures.

Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions in determining whether negative vote recommendations are warranted against the members of the Audit Committee who are responsible for the poor accounting practices, or the entire board.
Vote AGAINST or WITHHOLD from the members of the Compensation Committee if:
•	There is a negative correlation between the chief executive’s pay and company performance (see discussion under Equity Compensation Plans);

•	The company reprices underwater options for stock, cash or other consideration without prior shareholder approval, even if allowed in their equity plan;

•	The company fails to submit one-time transfers of stock options to a shareholder vote;

•	The company fails to fulfill the terms of a burn rate commitment they made to shareholders;

•	The company has backdated options (see “Options Backdating” policy);

•	The company has poor compensation practices (see “Poor Pay Practices” policy). Poor pay practices may warrant withholding votes from the CEO and potentially the entire board as well.
Vote AGAINST or WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.
Independent Chair (Separate Chair/CEO)
Generally vote FOR shareholder proposals requiring that the chairman’s position be filled by an independent director, unless the company satisfies all of the following criteria:
The company maintains the following counterbalancing features:
•	Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.) The duties should include, but are not limited to, the following:
•	presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors;

•	serves as liaison between the chairman and the independent directors;

•	approves information sent to the board;

•	approves meeting agendas for the board;

•	approves meeting schedules to assure that there is sufficient time for discussion of all agenda items;

•	has the authority to call meetings of the independent directors;

•	if requested by major shareholders, ensures that he is available for consultation and direct communication;
•	Two-thirds independent board;

•	All independent key committees;

•	Established governance guidelines;

•	A company in the Russell 3000 universe must not have exhibited sustained poor total shareholder return (TSR) performance, defined as one- and three-year TSR in the bottom half of the company’s four-digit GICS industry group within the Russell 3000 only), unless there has been a change in the Chairman/CEO position within that time;

•	The company does not have any problematic governance or management issues, examples of which include, but are not limited to:
•	Egregious compensation practices;

•	Multiple related-party transactions or other issues putting director independence at risk;

•	Corporate and/or management scandals;

•	Excessive problematic corporate governance provisions; or

•	Flagrant board or management actions with potential or realized negative impact on shareholders.
Majority Vote Shareholder Proposals
Generally vote FOR precatory and binding resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve out for a plurality vote standard when there are more nominees than board seats.
Companies are strongly encouraged to also adopt a post-election policy (also know as a director resignation policy) that provides guidelines so that the company will promptly address the situation of a holdover director.
Performance/Governance Evaluation for Directors
Vote WITHHOLD/AGAINST on all director nominees if the board lacks accountability and oversight, coupled with sustained poor performance relative to peers, measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only).
Evaluate board accountability and oversight at companies that demonstrate sustained poor performance. Problematic provisions include but are not limited to:
•	a classified board structure;

•	a supermajority vote requirement;

•	majority vote standard for director elections with no carve out for contested elections;

•	the inability of shareholders to call special meetings;

•	the inability of shareholders to act by written consent;

•	a dual-class structure; and/or

•	a non-shareholder approved poison pill.
If a company exhibits sustained poor performance coupled with a lack of board accountability and oversight, also take into consideration the company’s five-year total shareholder return and five-year operational metrics in the evaluation.
3. Proxy Contests
Voting for Director Nominees in Contested Elections
Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:
•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Background to the proxy contest;

•	Qualifications of director nominees (both slates);

•	Strategic plan of dissident slate and quality of critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates);

•	Stock ownership positions.
Reimbursing Proxy Solicitation Expenses
Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

Generally vote FOR shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:
•	The election of fewer than 50% of the directors to be elected is contested in the election;

•	One or more of the dissident’s candidates is elected;

•	Shareholders are not permitted to cumulate their votes for directors; and

•	The election occurred, and the expenses were incurred, after the adoption of this bylaw.
4. Antitakeover Defenses and Voting Related Issues
Advance Notice Requirements for Shareholder Proposals/Nominations
Vote CASE-BY-CASE on advance notice proposals, giving support to proposals that allow shareholders to submit proposals/nominations reasonably close to the meeting date and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory and shareholder review.
To be reasonable, the company’s deadline for shareholder notice of a proposal/ nominations must not be more than 60 days prior to the meeting, with a submittal window of at least 30 days prior to the deadline.
In general, support additional efforts by companies to ensure full disclosure in regard to a proponent’s economic and voting position in the company so long as the informational requirements are reasonable and aimed at providing shareholders with the necessary information to review such proposal.
Poison Pills
Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:
•	Shareholders have approved the adoption of the plan; or

•	The board, in exercising its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay that would result from seeking stockholder approval (i.e., the “fiduciary out” provision). A poison pill adopted under this “fiduciary out” will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.
Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within 12 months would be considered sufficient.
Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:
•	No lower than a 20% trigger, flip-in or flip-over;

•	A term of no more than three years;

•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

•	Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.
In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

For management proposals to adopt a poison pill for the stated purpose of preserving a company’s net operating losses (“NOL pills”), the following factors should be considered:
•	the trigger (NOL pills generally have a trigger slightly below 5%);

•	the value of the NOLs;

•	the term;

•	shareholder protection mechanisms (sunset provision, causing expiration of the pill upon exhaustion or expiration of NOLs); and

•	other factors that may be applicable.
In addition, vote WITHHOLD/AGAINST the entire board of directors, (except new nominees, who should be considered on a CASE-by-CASE basis) if the board adopts or renews a poison pill without shareholder approval, does not commit to putting it to a shareholder vote within 12 months of adoption (or in the case of a newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold recommendation for this issue.
5. Mergers and Corporate Restructurings
Overall Approach
For mergers and acquisitions, review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:
•	Valuation — Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

•	Market reaction — How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

•	Strategic rationale — Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•	Negotiations and process — Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•	Conflicts of interest — Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The change-in-control figure presented in the “RMG Transaction Summary” section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

•	Governance — Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

6. State of Incorporation
Reincorporation Proposals
Evaluate management or shareholder proposals to change a company’s state of incorporation on a CASE-BYCASE basis, giving consideration to both financial and corporate governance concerns including the following:
•	Reasons for reincorporation;

•	Comparison of company’s governance practices and provisions prior to and following the reincorporation; and

•	Comparison of corporation laws of original state and destination state
Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.
7. Capital Structure
Common Stock Authorization
Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors which include, at a minimum, the following:
•	Specific reasons/ rationale for the proposed increase;

•	The dilutive impact of the request as determined through an allowable cap generated by RiskMetrics’ quantitative model;

•	The board’s governance structure and practices; and

•	Risks to shareholders of not approving the request.
Vote FOR proposals to approve increases beyond the allowable cap when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.
Preferred Stock
Vote CASE-BY-CASE on proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors which include, at a minimum, the following:
•	Specific reasons/ rationale for the proposed increase;

•	The dilutive impact of the request as determined through an allowable cap generated by RiskMetrics’ quantitative model;

•	The board’s governance structure and practices; and

•	Risks to shareholders of not approving the request.
Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).
Vote FOR proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense).
Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.
Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

8. Executive and Director Compensation
Equity Compensation Plans
Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:
•	The total cost of the company’s equity plans is unreasonable;

•	The plan expressly permits the repricing of stock options/stock appreciation rights (SARs) without prior shareholder approval;

•	The CEO is a participant in the proposed equity-based compensation plan and there is a disconnect between CEO pay and the company’s performance where over 50 percent of the year-over-year increase is attributed to equity awards;

•	The company’s three year burn rate exceeds the greater of 2% and the mean plus one standard deviation of its industry group;

•	The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur (e.g., upon shareholder approval of a transaction or the announcement of a tender offer); or

•	The plan is a vehicle for poor pay practices.
Poor Pay Practices
Vote AGAINST or WITHHOLD from compensation committee members, CEO, and potentially the entire board, if the company has poor compensation practices. Vote AGAINST equity plans if the plan is a vehicle for poor compensation practices.
The following practices, while not exhaustive, are examples of poor compensation practices that may warrant withhold vote recommendations:
•	Egregious employment contracts — Contracts containing multi-year guarantees for salary increases, bonuses and equity compensation;

•	Excessive perks/tax reimbursements:
•	Overly generous perquisites, which may include, but are not limited to the following: personal use of corporate aircraft, personal security system maintenance and/or installation, car allowances;

•	Reimbursement of income taxes on executive perquisites or other payments;

•	Perquisites for former executives, such as car allowances, personal use of corporate aircraft or other inappropriate arrangements;

•	Abnormally large bonus payouts without justifiable performance linkage or proper disclosure

•	Performance metrics that are changed, canceled or replaced during the performance period without adequate explanation of the action and the link to performance;
•	Egregious pension/SERP (supplemental executive retirement plan) payouts:
•	Inclusion of additional years of service not worked that result in significant payouts;

•	Inclusion of performance-based equity awards in the pension calculation;
•	New CEO with overly generous new hire package:
•	Excessive “make whole” provisions;

•	Any of the poor pay practices listed in this policy;
•	Excessive severance and/or change in control provisions:
•	Inclusion of excessive change in control or severance payments, especially those with a multiple in excess of 3X cash pay;

•	Payments upon an executive’s termination in connection with performance failure;

•	Change in control payouts without loss of job or substantial diminution of job duties (single-triggered);

•	New or materially amended employment or severance agreements that provide for modified single triggers, under which an executive may voluntarily leave for any reason and still receive the change-in-control severance package;

•	Liberal change in control definition in individual contracts or equity plans which could result in payments to executives without an actual change in control occurring;

•	New or materially amended employment or severance agreements that provide for an excise tax gross-up. Modified gross-ups would be treated in the same manner as full gross-ups;

•	Perquisites for former executives such as car allowances, personal use of corporate aircraft or other inappropriate arrangements;
•	Dividends or dividend equivalents paid on unvested performance shares or units;

•	Poor disclosure practices:
•	Unclear explanation of how the CEO is involved in the pay setting process;

•	Retrospective performance targets and methodology not discussed;

•	Methodology for benchmarking practices and/or peer group not disclosed and explained;
•	Internal Pay Disparity:
•	Excessive differential between CEO total pay and that of next highest paid named executive officer (NEO);
•	Options backdating (covered in a separate policy);

•	Other excessive compensation payouts or poor pay practices at the company.
Other Compensation Proposals and Policies
Advisory Vote on Executive Compensation (Say-on-Pay) Management Proposals
Vote CASE-BY-CASE on management proposals for an advisory vote on executive compensation. Vote AGAINST these resolutions in cases where boards have failed to demonstrate good stewardship of investors’ interests regarding executive compensation practices.
For U.S. companies, consider the following factors in the context of each company’s specific circumstances and the board’s disclosed rationale for its practices:
Relative Considerations:
•	Assessment of performance metrics relative to business strategy, as discussed and explained in the CD&A;

•	Evaluation of peer groups used to set target pay or award opportunities;

•	Alignment of company performance and executive pay trends over time (e.g., performance down: pay down);

•	Assessment of disparity between total pay of the CEO and other Named Executive Officers (NEOs).
Design Considerations:
•	Balance of fixed versus performance-driven pay;

•	Assessment of excessive practices with respect to perks, severance packages, supplemental executive pension plans, and burn rates.
Communication Considerations:
•	Evaluation of information and board rationale provided in CD&A about how compensation is determined (e.g., why certain elements and pay targets are used, and specific incentive plan goals, especially retrospective goals);

•	Assessment of board’s responsiveness to investor input and engagement on compensation issues (e.g., in responding to majority-supported shareholder proposals on executive pay topics).

Employee Stock Purchase Plans— Non-Qualified Plans
Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR nonqualified employee stock purchase plans with all the following features:
•	Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);

•	Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;

•	Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value;

•	No discount on the stock price on the date of purchase since there is a company matching contribution.
Vote AGAINST nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria. If the company matching contribution exceeds 25 percent of employee’s contribution, evaluate the cost of the plan against its allowable cap.
Option Exchange Programs/Repricing Options
Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options, taking into consideration:
•	Historic trading patterns—the stock price should not be so volatile that the options are likely to be back “in-the-money” over the near term;

•	Rationale for the re-pricing—was the stock price decline beyond management’s control?

•	Is this a value-for-value exchange?

•	Are surrendered stock options added back to the plan reserve?

•	Option vesting—does the new option vest immediately or is there a black-out period?

•	Term of the option—the term should remain the same as that of the replaced option;

•	Exercise price—should be set at fair market or a premium to market;

•	Participants—executive officers and directors should be excluded.
If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company’s total cost of equity plans and its three-year average burn rate.
In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time. Repricing underwater options after a recent precipitous drop in the company’s stock price demonstrates poor timing. Repricing after a recent decline in stock price triggers additional scrutiny and a potential AGAINST vote on the proposal. At a minimum, the decline should not have happened within the past year. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.
Vote FOR shareholder proposals to put option repricings to a shareholder vote.
Other Shareholder Proposals on Compensation
Advisory Vote on Executive Compensation (Say-on-Pay)
Generally, vote FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the Named Executive Officers and the accompanying narrative disclosure of material factors provided to understand the Summary Compensation Table.

Golden Coffins/Executive Death Benefits
Generally vote FOR proposals calling on companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals for which the broad-based employee population is eligible.
Share Buyback Holding Periods
Generally vote AGAINST shareholder proposals prohibiting executives from selling shares of company stock during periods in which the company has announced that it may or will be repurchasing shares of its stock.
Vote FOR the proposal when there is a pattern of abuse by executives exercising options or selling shares during periods of share buybacks.
Stock Ownership or Holding Period Guidelines
Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While RMG favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.
Vote on a CASE-BY-CASE on shareholder proposals asking companies to adopt policies requiring Named Executive Officers to retain 75% of the shares acquired through compensation plans while employed and/or for two years following the termination of their employment, and to report to shareholders regarding this policy. The following factors will be taken into account:
•	Whether the company has any holding period, retention ratio, or officer ownership requirements in place. These should consist of:
•	Rigorous stock ownership guidelines, or

•	A holding period requirement coupled with a significant long-term ownership requirement, or

•	A meaningful retention ratio,
•	Actual officer stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s own stock ownership or retention requirements.

•	Problematic pay practices, current and past, which may promote a short-term versus a long-term focus.
Tax Gross-Up Proposals
Generally vote FOR proposals asking companies to adopt a policy of not providing tax gross-up payments to executives, except where gross-ups are provided pursuant to a plan, policy, or arrangement applicable to management employees of the company, such as a relocation or expatriate tax equalization policy.
9. Corporate Social Responsibility (CSR) Issues
Overall Approach
When evaluating social and environmental shareholder proposals, RMG considers the following factors:
•	Whether adoption of the proposal is likely to enhance or protect shareholder value;

•	Whether the information requested concerns business issues that relate to a meaningful percentage of the company’s business as measured by sales, assets, and earnings;

•	The degree to which the company’s stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;

•	Whether the issues presented are more appropriately/effectively dealt with through governmental or company-specific action;

•	Whether the company has already responded in some appropriate manner to the request embodied in the proposal;

•	Whether the company’s analysis and voting recommendation to shareholders are persuasive;

•	What other companies have done in response to the issue addressed in the proposal;

•	Whether the proposal itself is well framed and the cost of preparing the report is reasonable;

•	Whether implementation of the proposal’s request would achieve the proposal’s objectives;

•	Whether the subject of the proposal is best left to the discretion of the board;

•	Whether the requested information is available to shareholders either from the company or from a publicly available source; and

•	Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.
Genetically Modified Ingredients
Generally vote AGAINST proposals asking suppliers, genetic research companies, restaurants and food retail companies to voluntarily label genetically engineered (GE) ingredients in their products and/or eliminate GE ingredients. The cost of labeling and/or phasing out the use of GE ingredients may not be commensurate with the benefits to shareholders and is an issue better left to regulators.
Vote CASE-BY-CASE on proposals asking for a report on the feasibility of labeling products containing GE ingredients taking into account:
•	The company’s business and the proportion of it affected by the resolution;

•	The quality of the company’s disclosure on GE product labeling, related voluntary initiatives, and how this disclosure compares with industry peer disclosure; and

•	Company’s current disclosure on the feasibility of GE product labeling, including information on the related costs.
Generally vote AGAINST proposals seeking a report on the social, health, and environmental effects of genetically modified organisms (GMOs). Studies of this sort are better undertaken by regulators and the scientific community.
Generally vote AGAINST proposals to completely phase out GE ingredients from the company’s products or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company’s products. Such resolutions presuppose that there are proven health risks to GE ingredients (an issue better left to regulators) that may outweigh the economic benefits derived from biotechnology.
Pharmaceutical Pricing, Access to Medicines, and Product Reimportation
Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing.
Vote CASE-BY-CASE on proposals requesting that the company report on their product pricing policies or their access to medicine policies, considering:
•	The nature of the company’s business and the potential for reputational and market risk exposure;

•	The existing disclosure of relevant policies;

•	Deviation from established industry norms;

•	The company’s existing, relevant initiatives to provide research and/or products to disadvantaged consumers;

•	Whether the proposal focuses on specific products or geographic regions; and

•	The potential cost and scope of the requested report.
Generally vote FOR proposals requesting that companies report on the financial and legal impact of their prescription drug reimportation policies unless such information is already publicly disclosed.
Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug reimportation. Such matters are more appropriately the province of legislative activity and may place the company at a competitive disadvantage relative to its peers.
Gender Identity, Sexual Orientation, and Domestic Partner Benefits
Generally vote FOR proposals seeking to amend a company’s EEO statement or diversity policies to prohibit discrimination based on sexual orientation and/or gender identity, unless the change would result in excessive costs for the company.
Generally vote AGAINST proposals to extend company benefits to, or eliminate benefits from domestic partners. Decisions regarding benefits should be left to the discretion of the company.
Climate Change
Generally vote FOR resolutions requesting that a company disclose information on the impact of climate change on the company’s operations and investments considering whether:
•	The company already provides current, publicly-available information on the impacts that climate change may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure is at least comparable to that of industry peers; and

•	There are no significant, controversies, fines, penalties, or litigation associated with the company’s environmental performance.
Lobbying Expenditures/Initiatives
Vote CASE-BY-CASE on proposals requesting information on a company’s lobbying initiatives, considering:
•	Significant controversies, fines, or litigation surrounding a company’s public policy activities,

•	The company’s current level of disclosure on lobbying strategy, and

•	The impact that the policy issue may have on the company’s business operations.
Political Contributions and Trade Association Spending
Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:
•	There are no recent, significant controversies, fines or litigation regarding the company’s political contributions or trade association spending; and

•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibits coercion.
Vote AGAINST proposals to publish in newspapers and public media the company’s political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.
Vote CASE-BY-CASE on proposals to improve the disclosure of a company’s political contributions and trade association spending, considering:
•	Recent significant controversy or litigation related to the company’s political contributions or governmental affairs; and

•	The public availability of a company policy on political contributions and trade association spending including information on the types of organizations supported, the business rationale for supporting these organizations, and the oversight and compliance procedures related to such expenditures of corporate assets.
Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring political contributions can put the company at a competitive disadvantage.
Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.
Labor and Human Rights Standards
Generally vote FOR proposals requesting a report on company or company supplier labor and/or human rights standards and policies unless such information is already publicly disclosed.
Vote CASE-BY-CASE on proposals to implement company or company supplier labor and/or human rights standards and policies, considering:
•	The degree to which existing relevant policies and practices are disclosed;

•	Whether or not existing relevant policies are consistent with internationally recognized standards;

•	Whether company facilities and those of its suppliers are monitored and how;

•	Company participation in fair labor organizations or other internationally recognized human rights initiatives;

•	Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;

•	Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;

•	The scope of the request; and

•	Deviation from industry sector peer company standards and practices.
Sustainability Reporting
Generally vote FOR proposals requesting the company to report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, unless:
•	The company already discloses similar information through existing reports or policies such as an Environment, Health, and Safety (EHS) report; a comprehensive Code of Corporate Conduct; and/or a Diversity Report; or

•	The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame

Altrinsic Global Advisors, llc
PROXY VOTING POLICY AND PROCEDURES
Adopted 11/1/04
Amended 1/1/07; 9/28/07; 12/13/07; 10/1/08
I. STATEMENT OF POLICY
Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. When Altrinsic has discretion to vote the proxies of its clients, it will vote those proxies in the best interest of its clients and in accordance with these policies. Certain clients may retain proxy voting authority and in those circumstances Altrinsic has no proxy responsibilities,

II. PROXY VOTING PROCEDURES
     All proxies received by Altrinsic will be sent to the Compliance Officer. The Compliance Officer will:
•	Keep a record or able to readily access a report from the electronic filing of each proxy received;

•	Forward the proxy to the Director of Investments or his designee;

•	Determine which accounts managed by Altrinsic hold the security to which the proxy relates;

•	Provide the Director of Investments or his designee with a list of accounts that hold the security, together with the number of votes each account controls (reconciling any duplications), and the date by which Altrinsic must vote the proxy in order to allow enough time for the completed proxy to be returned to the issuer prior to the vote taking place.

•	Absent material conflicts (see Section IV below), the Director of Investments or his designee, will determine how Altrinsic should vote the proxy. The Director of Investments or his designee will send its decision on how Altrinsic will vote a proxy to the Compliance Officer. The Compliance Officer, or designee, is responsible for voting the proxy either by mail or electronically in a timely and appropriate manner.

•	Altrinsic or its clients may retain a third party to assist it in coordinating and voting proxies with respect to client securities. If so, the Compliance Officer, or designee, will monitor the third party to assure that all proxies are being properly voted and appropriate records are being retained.
III. VOTING GUIDELINES
In the absence of specific voting guidelines from the client, Altrinsic will vote proxies in the best interests of each particular client. Each proposal will be evaluated separately.
     Altrinsic believes that voting proxies in accordance with the following guidelines is in the best interests of its clients.
•	Generally, Altrinsic will vote in favor of routine corporate housekeeping proposals, including election of directors (where no corporate governance issues are implicated), selection of auditors, and increases in or reclassification of common stock.

•	Generally, Altrinsic will vote against proposals that make it more difficult to replace members of the issuer’s board of directors, including proposals to stagger the board, cause management to be overrepresented on the board, introduce cumulative voting, introduce unequal voting rights, and create supermajority voting.
For other proposals, Altrinsic shall determine on a case-by-case basis, whether a proposal is in the best interests of its clients and may take into account the following factors, among others:
•	whether the proposal was recommended by management and Altrinsic’s opinion of management;

•	the effect on shareholder value;

•	the issuer’s business practices;

•	whether the proposal acts to entrench existing management; and

•	whether the proposal fairly compensates management for past and future performance.
IV. CONFLICTS OF INTEREST
The Compliance Officer will identify any conflicts that exist between the interests of Altrinsic and its clients. This examination will include a review of the relationship of Altrinsic and its affiliates with the issuer of each security and any of the issuer’s affiliates to determine if the issuer is a client of Altrinsic or an affiliate of Altrinsic or has some other relationship with Altrinsic or a client of Altrinsic.
If a material conflict exists, Altrinsic will determine whether voting in accordance with the voting guidelines and factors described above is in the best interests of the client including clients that are subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). If Altrinsic determines that a material conflict exists and that voting in accordance with the voting guidelines and factors described above is not in the best interests of the client, Altrinsic will make the appropriate disclosures to clients and either request that the client vote the proxy(s) or abstain from voting.
V. DISCLOSURE
Altrinsic will disclose in its Form ADV Part II that clients may contact the Compliance Officer in order to obtain information on how Altrinsic voted such client’s proxies, and to request a copy of these policies and procedures. If a client requests this information, the Compliance Officer will prepare a written response to the client that lists, with respect to each voted proxy about which the client has inquired, (a) the name of the issuer; (b) the proposal voted upon, and (c) how Altrinsic voted the client’s proxy.
A concise summary of this Proxy Voting Policy and Procedures will be included in Altrinsic’s Form ADV Part II, and will be updated whenever these policies and procedures are updated. The Compliance Officer will offer a copy of this summary to be sent to all existing clients either as a separate mailing or along with a periodic account statement or other correspondence sent to clients.
VI. RECORDKEEPING
The Compliance Officer will maintain files relating to Altrinsic’s proxy voting policy, procedures and voting decisions in an easily accessible place. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of Altrinsic. Records of the following will be included in the files:
•	Copies of this proxy voting policy and procedures, and any amendments thereto.

•	A copy of each proxy statement that Altrinsic receives, provided however that Altrinsic may rely on obtaining a copy of proxy statements from the SEC’s EDGAR system for those proxy statements that are so available.[1]
•	A record of each vote that Altrinsic casts.[2]

•	A copy of any materials used in making proxy voting decisions or the basis for a proxy decision

•	A copy of Altrinsic’s review and resolution of any proxy voting conflicts

•	A copy of each written client request for information on how Altrinsic voted such client’s proxies, and a copy of any written response to any (written or oral) client request for information on how Altrinsic voted its proxies.

[1]	Altrinsic may choose instead to have a third party retain a copy of proxy statements (provided that third party undertakes to provide a copy of the proxy statements promptly upon request).

[2]	Altrinsic may also rely on a third party to retain a copy of the votes cast (provided that the third party undertakes to provide a copy of the record promptly upon request).

HANSBERGER GLOBAL INVESTORS, INC.
Proxy Voting Policy and Procedures
Proxy Voting Policy
Hansberger Global Investors, Inc. (“HGI”) generally is responsible for voting proxies with respect to securities held in client accounts, including clients that are pension plans (“plans”) subject to the U.S. Employee Retirement Income Security Act of 1974, as amended (“ERISA”). This document sets forth HGI’s policy with respect to proxy voting and its procedures to comply with SEC Rule 206(4)-6 under the U.S. Investment Advisers Act of 1940, as amended. Specifically, Rule 206(4)-6 requires that we:
•	Adopt and implement written policies and procedures reasonably designed to ensure that we vote client securities in the best interest of clients;

•	Disclose to clients how they may obtain information from us about how we voted proxies for their securities; and

•	Describe our proxy voting policies and procedures to clients and furnish them a copy of our policies and procedures on request.
A. Objective
Where HGI is given responsibility for voting proxies, we must take reasonable steps under the circumstances to ensure that proxies are received and voted in the best interest of our clients, which generally means voting proxies with a view to enhancing the value of the shares of stock held in client accounts.
The financial interest of our clients is the primary consideration in determining how proxies should be voted. In the case of social and political responsibility issues that in our view do not primarily involve financial considerations, it is not possible to represent fairly the diverse views of our clients and, thus, unless a client has provided other instructions, HGI generally votes in accordance with the recommendations of Institutional Shareholder Services, Inc. (“ISS”) (see discussion below) on these issues, although, on occasion HGI abstains from voting on these issues.
When making proxy-voting decisions, HGI generally adheres to its Proxy Voting Guidelines (the “Guidelines”), as revised from time to time by HGI.1 The Guidelines, which have been developed with reference to the positions of ISS, set forth HGI’s positions on recurring issues and criteria for addressing non-recurring issues and incorporates many of ISS’s standard operating policies.
B. Accounts for Which HGI Has Proxy Voting Responsibility
HGI generally is responsible for voting proxies with respect to securities selected by HGI and held in client accounts. HGI’s form Investment Advisory Agreement provides clients with an alternative as to whether the client or HGI will be responsible for proxy voting. However, HGI does not vote proxies for securities not selected by HGI but that are nevertheless held in a client account or where HGI otherwise is not vested with discretionary authority over securities held in a client account.
Although clients may reserve to themselves or assign to another person proxy voting responsibility, certain formalities must be observed in the case of ERISA plans. Where authority to manage ERISA plan assets has been delegated to HGI, this delegation automatically includes responsibility to vote proxies unless the named fiduciary that appointed HGI has expressly reserved to itself or another named fiduciary proxy voting responsibility. To be effective, a reservation of proxy voting responsibility for a given ERISA plan should:
•	be in writing;

•	state that HGI is “precluded” from voting proxies because proxy voting responsibility is reserved to an identified named fiduciary; and

•	be consistent with the plan’s documents (which should provide for procedures for allocating fiduciary responsibilities among named fiduciaries).
C. Adherence to Client Proxy Voting Policies
Although clients do not always have proxy-voting policies, if a client has such a policy and instructs HGI to follow it, HGI is required to comply with it except in any instance in which doing so would be contrary to the economic interests of the client or otherwise imprudent or unlawful. In the case of ERISA plans, HGI, as a fiduciary, is required to discharge its duties in accordance with the documents governing the plan (insofar as they are consistent with ERISA). These documents include statements of proxy voting policy.
HGI must, to the extent possible, comply with each client’s proxy voting policy. If such policies conflict, HGI may vote proxies to reflect each policy in proportion to the respective client’s interest in any pooled account, for example (unless in the particular situation voting in such a manner would be imprudent or otherwise inconsistent with applicable law).
D. Arrangement with ISS
HGI presently uses ISS to assist in voting proxies. ISS is a premier proxy research, advisory, voting and vote-reporting service that specializes in global proxy voting. ISS’s primary function with respect to HGI is to apprise HGI of shareholder meeting dates of all securities holdings, translate proxy materials received from companies, provide associated research and provide considerations and recommendations for voting on particular proxy proposals.
Although we may consider ISS’s and others’ recommendations on proxy issues, HGI bears ultimate responsibility for proxy voting decisions. For ERISA plans for which HGI votes proxies, HGI is not relieved of its fiduciary responsibility by following directions of ISS or the ERISA plans’ named fiduciaries or by delegating proxy voting responsibility to another person.
E. Conflicts
From time to time, proxy voting proposals may raise conflicts between the interests of HGI’s clients and the interests of HGI and its employees. HGI must take certain steps designed to ensure, and must be able to demonstrate that those steps resulted in, a decision to vote the proxies that was based on the clients’ best interest and was not the product of the conflict. For example, conflicts of interest may arise when:
•	Proxy votes regarding non-routine matters are solicited by an issuer that has an institutional separate account relationship with HGI;[2]

•	A proponent of a proxy proposal has a business relationship with HGI;

•	HGI has business relationships with participants in proxy contests, corporate directors or director candidates;
HGI’s Proxy Voting Committee is primarily responsible for monitoring and resolving possible material conflicts with respect to proxy voting. Any portfolio manager or research analyst with knowledge of a personal conflict of interest relating to a particular matter shall disclose that conflict to the Chief Compliance Officer and may be required to recuse him or herself from the proxy voting process. Issues raising possible conflicts of interest are referred to the Proxy Voting Committee for resolution. Application of the Guidelines or voting in accordance with the ISS vote recommendation should, in most cases, adequately address any possible conflicts of interest.

F. Special Issues with Voting Foreign Proxies
Although HGI has arrangements with ISS, voting proxies with respect to shares of foreign stocks may involve significantly greater effort and corresponding cost due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Logistical problems in voting foreign proxies include the following:
•	Each country has its own rules and practices regarding shareholder notification, voting restrictions, registration conditions and share blocking.

•	To vote shares in some countries, the shares may be “blocked” by the custodian or depository (or bearer shares deposited with a specified financial institution) for a specified number of days (usually five or fewer but sometimes longer) before or after the shareholder meeting. When blocked, shares typically may not be traded until the day after the blocking period. HGI may refrain from voting shares of foreign stocks subject to blocking restrictions where, in HGI’s judgment, the benefit from voting the shares is outweighed by the interest of maintaining client liquidity in the shares. This decision generally is made on a case-by-case basis based on relevant factors, including the length of the blocking period, the significance of the holding, and whether the stock is considered a long-term holding.

•	Often it is difficult to ascertain the date of a shareholder meeting because certain countries, such as France, do not require companies to publish announcements in any official stock exchange publication.

•	Time frames between shareholder notification, distribution of proxy materials, book-closure and the actual meeting date may be too short to allow timely action.

•	Language barriers will generally mean that an English translation of proxy information must be obtained or commissioned before the relevant shareholder meeting.

•	Some companies and/or jurisdictions require that, in order to be eligible to vote, the shares of the beneficial holders be registered in the company’s share registry.

•	Lack of a “proxy voting service” by custodians in certain countries.
Because the cost of voting on a particular proxy proposal could exceed the expected benefit to a client (including an ERISA plan), HGI may weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision on whether voting a given proxy proposal is prudent.
G. Reports
HGI’s Form ADV, Part II sets forth how clients may obtain information from HGI about how we voted proxies with respect to their securities. If requested, HGI provides clients with periodic reports on HGI’s proxy voting decisions and actions for securities in their accounts, in such forms or intervals as the clients reasonably request. In the case of ERISA plans, the named fiduciary that appointed HGI is required to monitor periodically HGI’s activities, including our decisions and actions with regard to proxy voting. Accordingly, HGI provides these named fiduciaries on request with reports to enable them to monitor HGI’s proxy voting decisions and actions, including our adherence (as applicable) to their proxy voting policies.
H. Operational Procedures
HGI’s Investment Operations Group is responsible for administering the proxy voting process as set forth in these procedures. The Proxy Administrator in the Investment Operations Group works with ISS, the proxy voting service, and is responsible for ensuring that meeting notices are reviewed and proxy matters are communicated to the portfolio managers or research analysts for consideration and voting recommendations. The Proxy Administrator is also responsible for fielding questions regarding a proxy vote from ISS, and soliciting feedback from the portfolio managers and, or research analysts covering the company.
The Proxy Administrator will process proxies of a routine nature in accordance with HGI’s Proxy Voting Guidelines when the vote recommendation from ISS and company management are in agreement on how the proposal should be voted. A response or feedback from the portfolio manager or research analyst covering the company will be solicited in writing by the Proxy Administrator when proposals are not covered by the Guidelines, ISS recommends a vote contrary to company management, or the Guidelines are unclear on how a proxy should be voted. Responses from portfolio managers and research analysts are required to be in writing and are maintained by the Proxy Administrator. The Proxy Administrator is responsible for the actual submission of the proxies in a timely fashion.
A portfolio manager or research analyst may submit a proxy recommendation to the Proxy Administrator for processing contrary to the Guidelines or ISS vote recommendation if he or she determines that it is in the best interest of clients. Portfolio managers or research analysts who submit voting recommendations inconsistent with the Guidelines or ISS vote recommendations are required to document the rationale for their recommendation. The Proxy Voting Committee will review the recommendation in order to determine whether the portfolio manager’s or research analyst’s voting rationale appears reasonable and in the best interests of clients. If the Proxy Voting Committee does not agree that the portfolio manager’s or research analyst’s rationale is reasonable and in the best interests of clients, the Proxy Voting Committee will vote the proxy and document the reason(s) for its decision. The Proxy Administrator is responsible for maintaining the documentation provided by portfolio managers, research analysts, and the Proxy Voting Committee, and assuring that it adequately reflects the basis for any recommendation or vote that is cast in opposition to the Guidelines or ISS vote recommendation.
I. Securities Subject to Lending Arrangements
For various legal or administrative reasons, HGI, customarily and typically does not, and is often unable to vote securities that are, at the time of such vote, on loan pursuant to a client’s securities lending arrangement with the client’s custodian. HGI will refrain from voting such securities where the costs to the client and/or administrative inconvenience of retrieving securities then on loan outweighs the benefit of voting, assuming retrieval under such circumstances is even feasible and/or possible. In certain extraordinary situations, HGI may seek to have securities then on loan pursuant to such securities lending arrangements retrieved by the clients’ custodians for voting purposes. This decision will generally be made on a case-by-case basis depending on whether, in HGI’s judgment, the matter to be voted on has critical significance to the potential value of the securities in question, the relative cost and/or administrative inconvenience of retrieving the securities, the significance of the holding and whether the stock is considered a long-term holding. There can be no guarantee that any such securities can be retrieved for such purpose.

[1]	The Policy and Procedures are described generally in our Form ADV, Part II and are made available to clients on request.

[2]	For this purpose, HGI generally will consider as “non-routine” any matter listed in New York Stock Exchange Rule 452.11, relating to when a member firm may not vote a proxy without instructions from its customer (for example, contested matters are deemed non-routine).

HANSBERGER GLOBAL INVESTORS, INC.
PROXY VOTING GUIDELINES
General Guidelines
The proxy voting guidelines below summarize HGI’s position on various issues of concern to investors and give a general indication of how portfolio securities held in client accounts will be voted on proposals dealing with particular issues. The guidelines are not exhaustive and do not include all potential voting issues. In addition, because proxy voting issues and circumstances of individual companies are so varied, there may be instances when HGI may not vote in strict adherence to these guidelines as outlined below. The following guidelines are grouped according to the types of proposals generally presented to shareholders.
     (i) Board of Directors Issues
HGI will generally vote for all Board of Directors nominees unless certain actions by the Directors warrant votes to be withheld. These instances include Directors who:
•	Attend less than 75% of the board and committee meetings unexcused;

•	Ignore a shareholders’ proposal that is approved by a majority of the votes cast for two (2) consecutive years;

•	Have failed to act on takeover offers where the majority of the shareholders have tendered their shares;

•	Are inside directors and sit on the audit, compensation or nomination committees; and

•	Enacted egregious corporate governance policies.
All other items are voted on a case-by-case basis with the exception of the following, which HGI will generally oppose:
•	Proposals to limit the tenure of outside directors;

•	Proposals to impose mandatory retirement ages for outside directors; and

•	Proposals requiring directors to own a minimum amount of company stock in order to qualify as director or remain on the board.
     (ii) Auditors
HGI will generally vote for proposals to ratify auditors, unless:
•	An auditor has a financial interest in or association with the company, and is therefore not independent; or

•	There is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position.
     (iii) Executive and Director Compensation
HGI will generally support executive compensation plans that motivate participants to focus on long-term shareholder value and returns, encourage employee stock ownership, and more closely align employee interests with those of shareholders. HGI will also support resolutions regarding director’s fees. In general, HGI will determine votes for the following on a case-by-case basis:
•	Stock-based incentive plans;

•	Performance-based stock option proposals;

•	Stock plans in lieu of cash;

•	Proposals to ratify or cancel executive severance agreements; and

•	Management proposals seeking approval to re-price options.
HGI will generally vote for:

•	Employee stock purchase plans where the purchase price is at least 85 percent of fair market value, offering period is 27 months or less, and potential voting power dilution is ten percent or less;

•	Proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares);

•	Proposals to implement a 401(k) savings plan for employees;

•	Proposals seeking additional disclosure of executive and director pay information, provided that the information is relevant to shareholders’ needs, would not put the company at a disadvantage, and is not unduly burdensome; and

•	Proposals to expense stock options.
HGI will generally vote against:
•	Retirement plans for non-employee directors;

•	Shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or forms of compensation; and

•	Shareholder proposals requiring director fees to be paid in stock only.
     (iv) Takeover/Tender Offer Defenses
Anti-takeover proposals are analyzed on a case-by-case basis. However, since investors customarily, in our view, suffer a diminution of power as a result of the adoption of such proposals, they are generally opposed by HGI unless structured in such a way that they give shareholders the ultimate decision on any proposal or offer. Specifically, HGI will under normal circumstances oppose:
•	Dual class exchange offers and dual class recapitalizations (unequal voting rights);

•	Proposals to require a supermajority shareholder vote to approve charter and bylaw amendments;

•	Proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations; and

•	Fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.
HGI will generally vote in favor of the following issues:
•	Proposals to adopt anti-greenmail charter by-law amendments or to otherwise restrict a company’s ability to make greenmail payments; and

•	Proposals to require approval of blank check preferred stock issues for other than general corporate purposes.
     (v) Capital Structure and Shareholder Rights
This category consists of broad issues concerning capital structure and shareholder rights. These types of issues generally call for revisions to the corporate by- laws, which will impact shareholder ownership rights. All items are reviewed and voted on a case-by-case basis; however, HGI endeavors to balance the ownership rights of shareholders and their best interests with providing management of each corporation the greatest operational latitude.
     (vi) Social and Political Responsibility Issues
In the case of social and political responsibility issues that in HGI’s view do not primarily involve financial considerations, it is not possible to represent fairly the diverse views of HGI’s clients. Unless a client has given us other instructions, HGI generally votes in accordance with the recommendations of Institutional Shareholder Services, Inc. (“ISS”) on these social and political issues, although HGI sometimes abstains from voting on these issues.

PROXY VOTING POLICY OF
LAZARD ASSET MANAGEMENT LLC
AND
LAZARD ASSET MANAGEMENT (CANADA), INC.
     A. Introduction
     Lazard Asset Management LLC and Lazard Asset Management (Canada), Inc. (together, “Lazard”) provide investment management services for client accounts, including proxy voting services. As a fiduciary, Lazard is obligated to vote proxies in the best interests of its clients. Lazard has developed a structure that is designed to ensure that proxy voting is conducted in an appropriate manner, consistent with clients’ best interests, and within the framework of this Proxy Voting Policy (the “Policy”). Lazard has adopted this Policy in order to satisfy its fiduciary obligation and the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended.
     Lazard manages assets for a variety of clients, including individuals, Taft-Hartley plans, governmental plans, foundations and endowments, corporations, and investment companies and other collective investment vehicles. To the extent that proxy voting authority is delegated to Lazard, Lazard’s general policy is to vote proxies on a given issue the same for all of its clients. This Policy is based on the view that Lazard, in its role as investment adviser, must vote proxies based on what it believes will maximize shareholder value as a long-term investor, and the votes that it casts on behalf of all its clients are intended to accomplish that objective. This Policy recognizes that there may be times when meeting agendas or proposals may create the appearance of a material conflict of interest for Lazard. When such a conflict may appear, Lazard will seek to alleviate the potential conflict by voting consistent with pre-approved guidelines or, in situations where the pre-approved guideline is to vote case-by-case, with the recommendation of an independent source. More information on how Lazard handles conflicts is provided in Section F of this Policy.
     B. Responsibility to Vote Proxies
     Generally, Lazard is willing to accept delegation from its clients to vote proxies. Lazard does not delegate that authority to any other person or entity, but retains complete authority for voting all proxies on behalf of its clients. Not all clients delegate proxy-voting authority to Lazard, however, and Lazard will not vote proxies, or provide advice to clients on how to vote proxies, in the absence of a specific delegation of authority or an obligation under applicable law. For example, securities that are held in an investment advisory account for which Lazard exercises no investment discretion, are not voted by Lazard, nor are shares that a client has authorized their custodian bank to use in a stock loan program which passes voting rights to the party with possession of the shares.
     As discussed more fully in Section G of this Policy, there may be times when Lazard determines that it would be in the best interests of its clients to abstain from voting proxies.
     C. General Administration
     1. Overview
     Lazard’s proxy voting process is administered by its Proxy Operations Department (“ProxyOps”), which reports to Lazard’s Chief Operations Officer. Oversight of the process is provided by Lazard’s Legal and Compliance Department and by a Proxy Committee currently consisting of Managing Directors, portfolio managers and other investment personnel of Lazard. The Proxy Committee meets at least semi-annually to review this Policy and consider changes to it, as well as specific proxy voting guidelines (the “Approved Guidelines”), which are discussed below. Meetings may be convened more frequently (for example, to discuss a specific proxy agenda or proposal) as requested by the Manager of ProxyOps, any member of the Proxy Committee, or Lazard’s General Counsel or Chief Compliance Officer. A representative of Lazard’s Legal and Compliance Department must be present at all Proxy Committee meetings.

     2. Role of Third Parties
     To assist it in its proxy-voting responsibilities, Lazard currently subscribes to several research and other proxy-related services offered by Institutional Shareholder Services, Inc. (“ISS”), one of the world’s largest providers of proxy-voting services. ISS provides Lazard with its independent analysis and recommendation regarding virtually every proxy proposal that Lazard votes on behalf of its clients, with respect to both U.S. and non-U.S. securities.
     ISS provides other proxy-related administrative services to Lazard. ISS receives on Lazard’s behalf all proxy information sent by custodians that hold securities of Lazard’s clients. ISS posts all relevant information regarding the proxy on its password-protected website for Lazard to review, including meeting dates, all agendas and ISS’ analysis. ProxyOps reviews this information on a daily basis and regularly communicates with representatives of ISS to ensure that all agendas are considered and proxies are voted on a timely basis. ISS also provides Lazard with vote execution, recordkeeping and reporting support services.
     3. Voting Process
     Lazard’s Proxy Committee has approved specific proxy voting guidelines regarding various common proxy proposals (the “Approved Guidelines”). As discussed more fully below in Section D of this Policy, depending on the proposal, an Approved Guideline may provide that Lazard should vote for or against the proposal, or that the proposal should be considered on a case-by-case basis.
     Where the Approved Guideline for a particular type of proxy proposal is to vote on a case-by case basis, Lazard believes that input from a portfolio manager or research analysts with knowledge of the issuer and its securities (collectively, “Portfolio Management”) is essential. Portfolio Management is, in Lazard’s view, best able to evaluate the impact that the outcome on a particular proposal will have on the value of the issuer’s shares. Consequently, the Manager of ProxyOps seeks Portfolio Management’s recommendation on how to vote all such proposals. Similarly, with respect to certain Lazard strategies, as discussed more fully in Sections F and G below, the Manager of ProxyOps will consult with Portfolio Management to determine when it would be appropriate to abstain from voting.
     In seeking Portfolio Management’s recommendation, the Manager of ProxyOps provides ISS’ recommendation and analysis. Portfolio Management provides the Manager of ProxyOps with its recommendation and the reasons behind it. ProxyOps will generally vote as recommended by Portfolio Management, subject to certain strategy- specific situations or situations where there may appear to be a material conflict of interest, in which case an alternative approach may be followed. (See Sections F and G below.) Depending on the facts surrounding a particular case-by-case proposal, or Portfolio Management’s recommendation on a case-by-case proposal, the Manager of ProxyOps may consult with Lazard’s Chief Compliance Officer or General Counsel, and may seek the final approval of the Proxy Committee regarding Portfolio Management’s recommendation. If necessary, and in cases where there is a possibility of a split vote among Portfolio Management teams as described in Section G.1. below, a meeting of the Proxy Committee will be convened to discuss the proposal and reach a final decision on Lazard’s vote.
     Subject to certain strategy-specific situations, ProxyOps generally votes all routine proposals (described below) according to the Approved Guidelines. For non-routine proposals where the Approved Guideline is to vote for or against, ProxyOps will provide Portfolio Management with both the Approved Guideline, as well as ISS’ recommendation and analysis. Unless Portfolio Management disagrees with the Approved Guideline for the specific proposal, ProxyOps will generally vote the proposal according to the Approved Guideline. If Portfolio Management disagrees, however, it will provide its reason for doing so. All the relevant information will be provided to the Proxy Committee members for a final determination of such non-routine items. It is expected that the final vote will be cast according to the Approved Guideline, absent a compelling reason for not doing so, and subject to situations where there may be the appearance of a material conflict of interest or certain strategy-specific situations, in which case an alternative approach may be followed. (See Sections F and G, below.)

     D. Specific Proxy Items
     Shareholders receive proxies involving many different proposals. Many proposals are routine in nature, such as a non-controversial election of Directors or a change in a company’s name. Others are more complicated, such as items regarding corporate governance and shareholder rights, changes to capital structure, stock option plans and other executive compensation issues, mergers and other significant transactions and social or political issues. Following are the Approved Guidelines for a significant proportion of the proxy proposals on which Lazard regularly votes. Of course, other proposals may be presented from time to time. Those proposals will be discussed with the Proxy Committee to determine how they should be voted and, if it is anticipated that they may re-occur, to adopt an Approved Guideline.
     Certain strategy-specific considerations may result in Lazard voting proxies other than according to Approved Guidelines, not voting shares at all, issuing standing instructions to ISS on how to vote certain proxy matters or other differences from how Lazard votes or handles its proxy voting. These considerations are discussed in more detail in Section G, below.
     1. Routine Items
     Lazard generally votes routine items as recommended by the issuer’s management and board of directors, and against any shareholder proposals regarding those routine matters, based on the view that management is in a better position to evaluate the need for them. Lazard considers routine items to be those that do not change the structure, charter, bylaws, or operations of an issuer in any way that is material to shareholder value. Routine items generally include:
•	routine election or re-election of directors;

•	appointment or election of auditors, in the absence of any controversy or conflict regarding the auditors;

•	issues relating to the timing or conduct of annual meetings; and

•	name changes.
     2. Corporate Governance and Shareholder Rights Matters
     Many proposals address issues related to corporate governance and shareholder rights. These items often relate to a board of directors and its committees, anti-takeover measures, and the conduct of the company’s shareholder meetings.
     a. Board of Directors and Its Committees
     Lazard votes in favor of provisions that it believes will increase the effectiveness of an issuer’s board of directors. Lazard believes that in most instances, a board and the issuer’s management are in the best position to make the determination how to best increase a board’s effectiveness. Lazard does not believe that establishing burdensome requirements regarding a board will achieve this objective. Lazard has Approved Guidelines to vote:
•	For the establishment of an independent nominating committee, audit committee or compensation committee of a board of directors;

•	For a requirement that a substantial majority (e.g. 2/3) of a US or UK company’s directors be independent;

•	On a case-by-case basis regarding the election of directors where the board does not have independent “key committees” or sufficient independence;

•	For proposals that a board’s committees be comprised solely of independent directors or consist of a majority of independent directors;

•	For proposals to limit directors’ liability; broaden indemnification of directors; and approve indemnification agreements for officers and directors, unless doing so would affect shareholder interests in a specific pending or threatened litigation; or for indemnification due to negligence in these cases voting is on a case-by-case basis;

•	For proposals seeking to de-classify a board and Against proposals seeking to classify a board;

•	On a case-by-case basis on all proposals relating to cumulative voting;

•	Against shareholder proposals, absent a demonstrable need, proposing the establishment of additional committees; and on a case-by-case basis regarding the establishment of shareholder advisory committees.

•	Against shareholder proposals seeking union or special-interest representation on the board;

•	Against shareholder proposals seeking to establish term limits or age limits for directors;

•	On a case-by-case basis on shareholder proposals seeking to require that the issuer’s chairman and chief executive officer be different individuals;

•	Against shareholder proposals seeking to establish director stock-ownership requirements; and

•	Against shareholder proposals seeking to change the size of a board, requiring women or minorities to serve on a board, or requiring two candidates for each board seat.
     b. Anti-takeover Measures
     Certain proposals are intended to deter outside parties from taking control of a company. Such proposals could entrench management and adversely affect shareholder rights and the value of the company’s shares. Consequently, Lazard has adopted Approved Guidelines to vote:
•	Against proposals to adopt supermajority vote requirements, or increase vote requirements, for mergers or for the removal of directors;

•	On a case-by-case basis regarding shareholder rights plans (also known as “poison pill plans”) and For proposals seeking to require all poison pill plans be submitted to shareholder vote;

•	Against proposals seeking to adopt fair price provisions and For proposals seeking to rescind them;

•	Against “blank check” preferred stock; and

•	On a case-by-case basis regarding other provisions seeking to amend a company’s by-laws or charter regarding anti-takeover provisions.
     c. Conduct of Shareholder Meetings

     Lazard generally opposes any effort by management to restrict or limit shareholder participation in shareholder meetings, and is in favor of efforts to enhance shareholder participation. Lazard has therefore adopted Approved Guidelines to vote:
•	Against proposals to adjourn meetings;

•	Against proposals seeking to eliminate or restrict shareholders’ right to call a special meeting;

•	For proposals providing for confidential voting;

•	Against efforts to eliminate or restrict right of shareholders to act by written consent;

•	Against proposals to adopt supermajority vote requirements, or increase vote requirements, and

•	On a case-by-case basis on changes to quorum requirements.
     3. Changes to Capital Structure
     Lazard receives many proxies that include proposals relating to a company’s capital structure. These proposals vary greatly, as each one is unique to the circumstances of the company involved, as well as the general economic and market conditions existing at the time of the proposal. A board and management may have many legitimate business reasons in seeking to effect changes to the issuer’s capital structure, including raising additional capital for appropriate business reasons, cash flow and market conditions. Lazard generally believes that these decisions are best left to management, absent apparent reasons why they should not be. Consequently, Lazard has adopted Approved Guidelines to vote:
•	For management proposals to increase or decrease authorized common or preferred stock (unless it is believed that doing so is intended to serve as an anti-takeover measure);

•	For stock splits and reverse stock splits;

•	On a case-by-case basis on matters affecting shareholder rights, such as amending votes-per-share;

•	On a case-by-case basis on management proposals to issue a new class of common or preferred shares;

•	For management proposals to adopt or amend dividend reinvestment plans;

•	Against changes in capital structure designed to be used in poison pill plans; and

•	On a case-by-case basis on proposals seeking to approve or amend stock ownership limitations or transfer restrictions.
     4. Stock Option Plans and Other Executive Compensation Issues
     Lazard supports efforts by companies to adopt compensation and incentive programs to attract and retain the highest caliber management possible, and to align the interests of a board, management and employees with those of shareholders. Lazard favors programs intended to reward management and employees for positive, long-term performance. However, Lazard will evaluate whether it believes, under the circumstances, that the level of compensation is appropriate or excessive. Lazard has Approved Guidelines to vote:

•	On a case-by-case basis regarding all stock option plans;

•	Against restricted stock plans that do not involve any performance criteria;

•	For employee stock purchase plans;

•	On a case-by-case basis for stock appreciation rights plans;

•	For deferred compensation plans;

•	Against proposals to approve executive loans to exercise options;

•	Against proposals to re-price underwater options;

•	On a case-by-case basis regarding shareholder proposals to eliminate or restrict severance agreements, and For proposals to submit severance agreements to shareholders for approval; and Against proposals to limit executive compensation or to require executive compensation to be submitted for shareholder approval, unless, with respect to the latter submitting compensation plans for shareholder approval is required by local law or practice.
     5. Mergers and Other Significant Transactions
     Shareholders are asked to consider a number of different types of significant transactions, including mergers, acquisitions, sales of all or substantially all of a company’s assets, reorganizations involving business combinations and liquidations. Each of these transactions is unique. Therefore, Lazard’s Approved Guideline is to vote on each of these transactions on a case-by-case basis.
     6. Social and Political Issues
     Proposals involving social and political issues take many forms and cover a wide array of issues. Some examples are: adoption of principles to limit or eliminate certain business activities, or limit or eliminate business activities in certain countries; adoption of certain conservation efforts; reporting of charitable contributions or political contributions or activities; or the adoption of certain principles regarding employment practices or discrimination policies. These items are often presented by shareholders and are often opposed by the company’s management and its board of directors.
     Lazard generally supports the notion that corporations should be expected to act as good citizens, but, as noted above, is obligated to vote on social and political proposals in a way that it believes will most increase shareholder value. As a result, Lazard has adopted Approved Guidelines to vote on a case-by-case basis for most social and political issue proposals. Lazard will generally vote for the approval of anti-discrimination policies.
     E. Voting Non-U.S. Securities
     Lazard invests in non-U.S. securities on behalf of many clients. Laws and regulations regarding shareholder rights and voting procedures differ dramatically across the world. In certain countries, the requirements or restrictions imposed before proxies may be voted may outweigh any benefit that could be realized by voting the proxies involved. For example, certain countries restrict a shareholder’s ability to sell shares for a certain period of time if the shareholder votes proxies at a meeting (a practice known as “share blocking”). In other instances, the costs of voting a proxy (i.e., by being required to send a representative to the meeting) may simply outweigh any benefit to the client if the proxy is voted. Generally, the Manager of ProxyOps will consult with Portfolio Management to determine whether they believe it is in the interest of the clients to vote the proxies. In these instances, the Proxy Committee will have the authority to decide that it is in the best interest of its clients not to vote the proxies.
     There may be other instances where Portfolio Management may wish to refrain from voting proxies (See Section G.1. below). Due to the nature of the strategy, a decision to refrain from voting proxies for securities held by the Korea Corporate Governance strategy managed by Lazard (“KCG”), certain Japanese securities or emerging market securities will generally be determined by Portfolio Management. (See Section G.1. below.)
     F. Conflicts of Interest
     1. Overview
     Lazard is required to vote proxies in the best interests of its clients. It is essential, therefore, that material conflicts of interest or the appearance of a material conflict be avoided.
     Potential conflicts of interest are inherent in Lazard’s organizational structure and in the nature of its business. Following are examples of situations that could present a conflict of interest or the appearance of a conflict of interest:
•	Lazard Frères & Co. LLC (“LF&Co.”), Lazard’s parent and a registered broker-dealer, or an investment banking affiliate has a relationship with a company the shares of which are held in accounts of Lazard clients, and has provided services to the company with respect to an upcoming significant proxy proposal (i.e., a merger or other significant transaction);

•	Lazard serves as an investment adviser for a company the management of which supports a particular proposal, and shares of the company are held in accounts of Lazard clients;

•	Lazard serves as an investment adviser for the pension plan of an organization that sponsors a proposal; or

•	A Lazard employee who would otherwise be involved in the decision-making process regarding a particular proposal has a material relationship with the issuer or owns shares of the issuer.
     2. General Policy and Consequences of Violations
     All proxies must be voted in the best interest of each Lazard client, without any consideration of the interests of any other Lazard client (unrelated to the economic effect of the proposal being voted on share price), Lazard, LF&Co. or any of their Managing Directors, officers, employees or affiliates. ProxyOps is responsible for all proxy voting in accordance with this Policy after consulting with the appropriate member or members of Portfolio Management, the Proxy Committee and/or the Legal and Compliance Department. No other officers or employees of Lazard, LF&Co. or their affiliates may influence or attempt to influence the vote on any proposal. Doing so will be a violation of this Policy. Any communication between an officer or employee of LF&Co. and an officer or employee of Lazard trying to influence how a proposal should be voted is prohibited, and is a violation of this Policy. Violations of this Policy could result in disciplinary action, including letter of censure, fine or suspension, or termination of employment. Any such conduct may also violate state and Federal securities and other laws, as well as Lazard’s client agreements, which could result in severe civil and criminal penalties being imposed, including the violator being prohibited from ever working for any organization engaged in a securities business. Every officer and employee of Lazard who participates in any way in the decision-making process regarding proxy voting is responsible for considering whether they have a conflicting interest or the appearance of a conflicting interest on any proposal. A conflict could arise, for example, if an officer or employee has a family member who is an officer of the issuer or owns securities of the issuer. If an officer or employee believes such a conflict exists or may appear to exist, he or she should notify the Chief Compliance Officer immediately and, unless determined otherwise, should not continue to participate in the decision-making process.

     3. Monitoring for Conflicts and Voting When a Material Conflict Exists
     Lazard monitors for potential conflicts of interest when it is possible that a conflict could be viewed as influencing the outcome of the voting decision. Consequently, the steps that Lazard takes to monitor conflicts, and voting proposals when the appearance of a material conflict exists, differ depending on whether the Approved Guideline for the specific item is to vote for or against, or is to vote on a case-by-case basis.
          a. Where Approved Guideline Is For or Against
     Most proposals on which Lazard votes have an Approved Guideline to vote for or against. Generally, unless Portfolio Management disagrees with the Approved Guideline for a specific proposal, ProxyOps votes according to the Approved Guideline. It is therefore necessary to consider whether an apparent conflict of interest exists where Portfolio Management disagrees with the Approved Guideline. When that happens, the Manager of ProxyOps will use its best efforts to determine whether a conflict of interest or potential conflict of interest exists by inquiring whether the company itself, or the sponsor of the proposal is a Lazard client. If either is a Lazard client, the Manager of Proxy Ops will notify Lazard’s Chief Compliance Officer, who will determine whether an actual or potential conflict exists.
If it appears that a conflict of interest exists, the Manager of ProxyOps will notify the Proxy Committee, who will review the facts surrounding the conflict and determine whether the conflict is material. Whether a conflict is “material” will depend on the facts and circumstances involved. For purposes of this Policy, the appearance of a material conflict is one that the Proxy Committee determines could be expected by a reasonable person in similar circumstances to influence or potentially influence the voting decision on the particular proposal involved.
If the Proxy Committee determines that there is no material conflict, the proxy will be voted as outlined in this Policy. If the Proxy Committee determines that a material conflict appears to exist, then the proposal will be voted according to the Approved Guideline.
          b. Where Approved Guideline Is Case-by-Case
     In situations where the Approved Guideline is to vote case-by-case and a material conflict of interest appears to exist, Lazard’s policy is to vote the proxy item according to the recommendation of an independent source, currently ISS. The Manager of ProxyOps will use his best efforts to determine whether a conflict of interest or a potential conflict of interest may exist by inquiring whether the sponsor of the proposal is a Lazard client. If the sponsor is a Lazard client, the Manager of Proxy Ops will notify Lazard’s Chief Compliance Officer, who will determine whether some other conflict or potential conflict exists.
     If it appears that a conflict of interest exists, the Manager of ProxyOps will notify the Proxy Committee, who will review the facts surrounding the conflict and determine whether the conflict is material. There is a presumption that certain circumstances will give rise to a material conflict of interest or the appearance of such material conflict, such as LF&Co. having provided services to a company with respect to an upcoming significant proxy proposal (i.e., a merger or other significant transaction). If the Proxy Committee determines that there is no material conflict, the proxy will be voted as outlined in this Policy. If the Proxy Committee determines that a material conflict appears to exist, then the proposal will generally be voted according to the recommendation of ISS, however, before doing so, ProxyOps will obtain a written representation from ISS that it is not in a position of conflict with respect to the proxy, which could exist if ISS receives compensation from the proxy issuer on corporate governance issues in addition to the advice it provides Lazard on proxies. If ISS is in a conflicting position or if the recommendations of the two services offered by ISS, the Proxy Advisor Service and the Proxy Voter Service, are not the same, Lazard will obtain a recommendation from a third independent source that provides proxy voting advisory services, and will defer to the majority recommendation. If a recommendation for a third independent source is not available and ISS is not in a conflicting position, Lazard will follow the recommendation of ISS’ Proxy Advisor Service. In addition, in the event of a conflict that arises in connection with a proposal for a Lazard mutual fund, Lazard will either follow the procedures described above or vote shares for or against the proposal in proportion to shares voted by other shareholders.

     G. Other Matters
          1. Issues Relating to Management of Specific Lazard Strategies
     Due to the nature of certain strategies managed by Lazard, specifically its emerging markets and KCG strategies, there may be times when Lazard believes that it may not be in the best interests of its clients to vote in accordance with the Approved Guidelines, or to vote proxies at all. In certain markets, the fact that Lazard is voting proxies may become public information, and, given the nature of those markets, may impact the price of the securities involved. With respect to the KCG strategy, Lazard may simply require more time to fully understand and address a situation prior to determining what would be in the best interests of shareholders. In these cases ProxyOps will look to Portfolio Management to provide guidance on proxy voting rather than vote in accordance with the Approved Guidelines.
     Additionally, particularly with respect to certain Japanese securities, Lazard may not receive notice of a shareholder meeting in time to vote proxies for, or may simply be prevented from voting proxies in connection with, a particular meeting. Due to the compressed time frame for notification of shareholder meetings and Lazard’s obligation to vote proxies on behalf of its clients, Lazard may issue standing instructions to ISS on how to vote on certain matters.
     Different strategies managed by Lazard may hold the same securities. However, due to the differences between the strategies and their related investment objectives (e.g., the KCG strategy and an emerging-markets strategy), one Portfolio Management team may desire to vote differently than the other, or one team may desire to abstain from voting proxies while the other may desire to vote proxies. In this event, Lazard would generally defer to the recommendation of the KCG team to determine what action would be in the best interests of its clients. However, under unusual circumstances, the votes may be split between the two teams. In such event, a meeting of the Proxy Committee will be held to determine whether it would be appropriate to split the votes.
     2. Stock Lending
     As noted in Section B above, Lazard does not vote proxies for securities that a client has authorized their custodian bank to use in a stock loan program, which passes voting rights to the party with possession of the shares. Under certain circumstances, Lazard may determine to recall loaned stocks in order to vote the proxies associated with those securities. For example, if Lazard determines that the entity in possession of the stock has borrowed the stock solely to be able to obtain control over the issuer of the stock by voting proxies, Lazard may determine to recall the stock and vote the proxies itself. However, it is expected that this will be done only in exceptional circumstances. In such event, Portfolio Management will make this determination and ProxyOps will vote the proxies in accordance with the Approved Guidelines.
     H. Review of Policy
     The Proxy Committee will review this Policy at least semi-annually to consider whether any changes should be made to it or to any of the Approved Guidelines. Questions or concerns regarding the Policy should be raised with Lazard’s General Counsel or Chief Compliance Officer.

FIRST AMERICAN INVESTMENT FUNDS, INC.
PART C — OTHER INFORMATION
ITEM 23. EXHIBITS

(a)(1)	Amended and Restated Articles of Incorporation (Incorporated by reference to Exhibit (1) to Post-Effective Amendment No. 21, Filed on May 15, 1995 (File Nos. 033-16905, 811-05309)).

(a)(2)	Articles Supplementary, designating new series and new share classes (Incorporated by reference to Exhibit (1) to Post-Effective Amendment No. 36, Filed on April 15, 1998 (File Nos. 033-16905, 811-05309)).

(a)(3)	Articles Supplementary, designating new series and new share classes (Incorporated by reference to Exhibit (a)(2) to Post-Effective Amendment No. 54, Filed on June 27, 2001 (File Nos. 033-16905, 811-05309)).

(a)(4)	Articles Supplementary, designating new series (Incorporated by reference to Exhibit (a)(3) to Post-Effective Amendment No. 61, Filed on April 30, 2002 (File Nos. 033-16905, 811-05309)).

(a)(5)	Articles Supplementary designating new series (Incorporated by reference to Exhibit (a)(4) to Post-Effective Amendment No. 65, Filed on October 24, 2002 (File Nos. 033-16905, 811-05309)).

(a)(6)	Articles Supplementary designating new series (Incorporated by reference to Exhibit (a)(5) to Post-Effective Amendment No. 66, Filed on January 28, 2003 (File Nos. 033-16905, 811-05309)).

(a)(7)	Articles Supplementary decreasing authorizations of specified classes and series and decreasing total authorized shares (Incorporated by reference to Exhibit (a)(6) to Post-Effective Amendment No. 70, filed on June 30, 2004 (File nos. 033-16905, 811-05309)).

(a)(8)	Articles Supplementary designating new series (Incorporated by reference to Exhibit (a)(7) to Post-Effective Amendment No. 72, filed on September 24, 2004 (File Nos. 033-16905, 811-05309)).

(a)(9)	Articles Supplementary designating new series (Incorporated by reference to Exhibit (a)(9) to Post-Effective Amendment No. 84, filed on December 20, 2006 (File Nos. 033-16905, 811-05309)).

(a)(10)	Articles Supplementary designating new series (Incorporated by reference to Exhibit (a)(10) to Post-Effective Amendment No. 87, filed on July 31, 2007 (File Nos. 033-16905, 811-05309)).

(a)(11)	Articles Supplementary designating new series (Incorporated by reference to Exhibit (a)(11) to Post-Effective Amendment No. 90, filed on December 17, 2007 (File Nos. 033-16905, 811-05309)).

(a)(12)	Articles Supplementary designating new share classes (Incorporated by reference to Exhibit (a)(12) to Post-Effective Amendment No. 93, filed on October 28, 2008 (File Nos. 033-16905, 811-05309)).

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(a)(13)	Articles of Amendment filed January 9, 2009 (Incorporated by reference to Exhibit (a)(13) to Post-Effective Amendment No. 95, filed on February 27, 2009 (File Nos. 033-16905, 811-05309)).

(a)(14)	Articles of Amendment filed June 4, 2009 (Incorporated by reference to Exhibit (a)(14) to Post-Effective Amendment No. 97, filed on August 28, 2009 (File Nos. 033-16905, 811-05309)).

(a)(15)	Articles Supplementary designating new series and new share classes filed June 23, 2009 (Incorporated by reference to Exhibit (a)(15) to Post-Effective Amendment No. 97, filed on August 28, 2009 (File Nos. 033-16905, 811-05309)).

(a)(16)	Articles Supplementary designating new series and new share class filed September 17, 2009 (Incorporated by reference to Exhibit (a)(16) to Post-Effective Amendment No. 98, filed on September 29, 2009 (File Nos. 033-16905, 811-05309)).

(b)	Bylaws, as amended (Incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 98, filed on September 29, 2009 (File Nos. 033-16905, 811-05309)).

(c)	Not applicable.

(d)(1)	Investment Advisory Agreement dated April 2, 1991, between the Registrant and First Bank National Association (Incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 73, Filed on December 2, 2004 (File Nos. 033-16905, 811-05309)).

(d)(2)	Assignment and Assumption Agreement dated May 2, 2001, relating to assignment of Investment Advisory Agreement to U.S. Bancorp Piper Jaffray Asset Management, Inc. (Incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 73, Filed on December 2, 2004 (File Nos. 033-16905, 811-05309)).

(d)(3)	Amendment to Investment Advisory Agreement dated May 3, 2007, relating to authority to appoint a sub-advisor to any series of the Registrant (Incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 86, filed on May 17, 2007 (File Nos. 033-16905, 811-05309)).

(d)(4)	Exhibit A to Investment Advisory Agreement, effective September 16, 2009 (Incorporated by reference to Exhibit (d)(4) to Post-Effective Amendment No. 98, filed on September 29, 2009 (File Nos. 033-16905, 811-05309)).

(d)(5)	Expense Limitation Agreement between Registrant and FAF Advisors, Inc., dated February 27, 2009, effective through February 28, 2010, with respect to certain Equity Funds (Incorporated by reference to Exhibit (d)(5) to Post-Effective Amendment No. 95, filed on February 27, 2009 (File Nos. 033-16905, 811-05309)).

(d)(6)	Form of Expense Limitation Agreement between Registrant and FAF Advisors, Inc., dated February 26, 2010, effective through February 28, 2011, with respect to certain Equity Funds.*

(d)(7)	Expense Limitation Agreement between Registrant and FAF Advisors, Inc. dated September 16, 2009, effective through February 28, 2011, with respect to Global Tactical Opportunities Fund (Incorporated by reference to Exhibit (d)(6) to Post-Effective Amendment No. 98, filed on September 29, 2009 (File Nos. 033-16905, 811-05309)).

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(d)(8)	Expense Limitation and Fee Reimbursement Agreement between Registrant and FAF Advisors, Inc., dated October 28, 2009, effective through October 31, 2010, with respect to certain Bond Funds (Incorporated by reference to Exhibit (d)(7) to Post-Effective Amendment No. 99, filed on October 28, 2009 (File Nos. 033-16905, 811-05309)).

(d)(9)	Expense Limitation and Fee Reimbursement Agreement between Registrant and FAF Advisors, Inc., dated December 14, 2009, effective through December 31, 2010, with respect to certain Bond Funds.*

(d)(10)	Sub-Advisory Agreement dated November 27, 2006, by and between FAF Advisors, Inc. and Altrinsic Global Advisors, LLC with respect to International Select Fund (Incorporated by reference to Exhibit (d)(6) to Post-Effective Amendment No. 84, filed on December 20, 2006 (File Nos. 033-16905, 811-05309)).

(d)(11)	Letter of Agreement dated March 28, 2007, by and between FAF Advisors and Altrinsic Global Advisors, LLC with respect to International Select Fund (Incorporated by reference to Exhibit (d)(11) to Post-Effective Amendment No. 87, filed on July 31, 2007 (File Nos. 033-16905, 811-05309)).

(d)(12)	Amendment to Sub-Advisory Agreement dated May 3, 2007, by and between FAF Advisors, Inc. and Altrinsic Global Advisors, LLC with respect to International Select Fund (Incorporated by reference to Exhibit (d)(12) to Post-Effective Amendment No. 86, filed on May 17, 2007 (File Nos. 033-16905, 811-05309)).

(d)(13)	Amendment to Sub-Advisory Agreement dated November 3, 2008, by and between FAF Advisors, Inc. and Altrinsic Global Advisors, LLC with respect to International Fund (Incorporated by reference to Exhibit (d)(10) to Post-Effective Amendment No. 95, filed on February 27, 2009 (File Nos. 033-16905, 811-05309)).

(d)(14)	Sub-Advisory Agreement dated February 22, 2007, by and between FAF Advisors, Inc. and Hansberger Global Investors, Inc. with respect to International Select Fund (Incorporated by reference to Exhibit (d)(13) to Post-Effective Amendment No. 87, filed on July 31, 2007 (File Nos. 033-16905, 811-05309)).

(d)(15)	Letter of Agreement dated March 28, 2007, by and between FAF Advisors and Hansberger Global Investors, Inc. with respect to International Select Fund (Incorporated by reference to Exhibit (d)(14) to Post-Effective Amendment No. 87, filed on July 31, 2007 (File Nos. 033-16905, 811-05309)).

(d)(16)	Amendment to Sub-Advisory Agreement dated May 3, 2007, by and between FAF Advisors, Inc. and Hansberger Global Investors, Inc. with respect to International Select Fund (Incorporated by reference to Exhibit (d)(13) to Post-Effective Amendment No. 86, filed on May 17, 2007 (File Nos. 033-16905, 811-05309)).

(d)(17)	Amendment to Sub-Advisory Agreement dated November 3, 2008, by and between FAF Advisors, Inc. and Hansberger Global Investors, Inc. with respect to International Fund (Incorporated by reference to Exhibit (d)(14) to Post-Effective Amendment No. 95, filed on February 27, 2009 (File Nos. 033-16905, 811-05309)).

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(d)(18)	Sub-Advisory Agreement dated November 27, 2006, by and between FAF Advisors, Inc. and Lazard Asset Management LLC with respect to International Select Fund (Incorporated by reference to Exhibit (d)(8) to Post-Effective Amendment No. 84, filed on December 20, 2006 (File Nos. 033-16905, 811-05309)).

(d)(19)	Letter of Agreement dated March 28, 2007, by and between FAF Advisors and Lazard Asset Management LLC with respect to International Select Fund (Incorporated by reference to Exhibit (d)(17) to Post-Effective Amendment No. 87, filed on July 31, 2007 (File Nos. 033-16905, 811-05309)).

(d)(20)	Amendment to Sub-Advisory Agreement dated May 3, 2007, by and between FAF Advisors, Inc. and Lazard Asset Management LLC with respect to International Select Fund (Incorporated by reference to Exhibit (d)(14) to Post-Effective Amendment No. 86, filed on May 17, 2007 (File Nos. 033-16905, 811-05309)).

(e)(1)	Distribution Agreement between the Registrant and Quasar Distributors, LLC, effective July 1, 2007 (Incorporated by reference to Exhibit (e)(1) to Post-Effective Amendment No. 87, filed on July 31, 2007 (File Nos. 033-16905, 811-05309)).

(e)(2)	Fee Limitation Agreement between Registrant and Quasar Distributors, LLC, dated October 28, 2009, effective through October 31, 2010, with respect to certain Bond Funds (Incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 99, filed on October 28, 2009 (File Nos. 033-16905, 811-05309)).

(e)(3)	Form of Dealer Agreement (Incorporated by reference to Exhibit (e)(3) to Post-Effective Amendment No. 99, filed on October 28, 2009 (File Nos. 033-16905, 811-05309)).

(f)(1)	Deferred Compensation Plan for Directors dated January 1, 2000, as amended December 2008 (Incorporated by reference to Exhibit (f)(1) to Post-Effective Amendment No. 95, filed on February 27, 2009 (File Nos. 033-16905, 811-05309)).

(f)(2)	Deferred Compensation Plan for Directors, Summary of Terms as Amended December 2008 (Incorporated by reference to Exhibit (f)(2) to Post-Effective Amendment No. 95, filed on February 27, 2009 (File Nos. 033-16905, 811-05309)).

(g)(1)	Custody Agreement dated July 1, 2006, between the Registrant and U.S. Bank National Association (Incorporated by reference to Exhibit (g)(1) to Post-Effective Amendment No. 80, Filed on August 31, 2006 (File Nos. 033-16905, 811-05309)).

(g)(2)	Amendment to Custody Agreement dated July 1, 2007, by and between Registrant and U.S. Bank National Association (Incorporated by reference to Exhibit (g)(2) to Post-Effective Amendment No. 87, filed on July 31, 2007 (File Nos. 033-16905, 811-05309)).

(g)(3)	Exhibit C effective September 16, 2009, to Custody Agreement dated July 1, 2006 (Incorporated by reference to Exhibit (g)(3) to Post-Effective Amendment No. 98, filed on September 29, 2009 (File Nos. 033-16905, 811-05309)).

4

(g)(4)	Exhibit D effective December 5, 2006, to Custody Agreement dated July 1, 2006 (Incorporated by reference to Exhibit (g)(4) to Post-Effective Amendment No. 90, filed on December 17, 2007 (File Nos. 033-16905, 811-05309)).

(g)(5)	Custodian Agreement dated July 1, 2005, by and between Registrant and State Street Bank and Trust Company with respect to International Fund (Incorporated by reference to Exhibit (g)(5) to Post-Effective Amendment No. 77, Filed on August 3, 2005 (File Nos. 033-16905, 811-05309)).

(g)(6)	Letter Amendment dated November 21, 2006, to the Custodian Agreement dated July 1, 2005 by and between Registrant and State Street Bank and Trust Company with respect to International Select Fund (Incorporated by reference to Exhibit (g)(3) to Post-Effective Amendment No. 84, filed on December 20, 2006 (File Nos. 033-16905, 811-05309)).

(g)(7)	Letter Amendment dated December 6, 2007, to the Custodian Agreement dated July 1, 2005, by and between Registrant and State Street Bank and Trust Company with respect to Global Infrastructure Fund (Incorporated by reference to Exhibit (g)(7) to Post-Effective Amendment No. 90, filed on December 17, 2007 (File Nos. 033-16905, 811-05309)).

(g)(8)	Amendment to Custodian Agreement dated June 19, 2008, by and between Registrant and State Street Bank and Trust Company with respect to compensation (Incorporated by reference to Exhibit (g)(8) to Post-Effective Amendment No. 95, filed on February 27, 2009 (File Nos. 033-16905, 811-05309)).

(h)(1)	Administration Agreement dated July 1, 2006, by and between Registrant and FAF Advisors, Inc. (Incorporated by reference to Exhibit (h)(1) to Post-Effective Amendment No. 80, Filed on August 31, 2006 (File Nos. 033-16905, 811-05309)).

(h)(2)	Schedule A to Administration Agreement dated July 1, 2006, between Registrant and FAF Advisors, Inc. (Incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 80, Filed on August 31, 2006 (File Nos. 033-16905, 811-05309)).

(h)(3)	Sub-Administration Agreement dated July 1, 2005, by and between FAF Advisors, Inc. and U.S. Bancorp Fund Services, LLC (Incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 77, Filed on August 3, 2005 (File Nos. 033-16905, 811-05309)).

(h)(4)	Transfer Agent and Shareholder Servicing Agreement dated September 19, 2006, by and among Registrant, U.S. Bancorp Fund Services, LLC, and FAF Advisors, Inc. (Incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 87, filed on July 31, 2007 (File Nos. 033-16905, 811-05309)).

(h)(5)	Exhibit A to Transfer Agent and Shareholder Servicing Agreement effective April 1, 2007 (Incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 93, filed on October 28, 2008 (File Nos. 033-16905, 811-05309)).

(h)(6)	Securities Lending Agreement dated January 1, 2007, by and between Registrant and U.S. Bank National Association (Incorporated by reference to Exhibit (h)(6) to Post-Effective Amendment No. 87, filed on July 31, 2007 (File Nos. 033-16905, 811-05309)).

(h)(7)	Global Securities Lending Agreement Supplement effective January 1, 2007, by and between Registrant and U.S. Bank National Association (Incorporated by reference to Exhibit (h)(7) to

5

Post-Effective Amendment No. 90, filed on December 17, 2007 (File Nos. 033-16905, 811-05309)).

(i)	Opinion and Consent of Dorsey & Whitney LLP.*

(j)	Consent of Ernst & Young LLP.**

(k)	Not applicable.

(l)	Not applicable.

(m)	Amended and Restated Distribution and Service Plan for Class A, B, C, and R shares, effective September 19, 2006 (Incorporated by reference to Exhibit (m) to Post-Effective Amendment No. 87, filed on July 31, 2007 (File Nos. 033-16905, 811-05309)).

(n)	Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3, effective September 16, 2009 (Incorporated by reference to Exhibit (n) to Post-Effective Amendment No. 99, filed on October 28, 2009 (File Nos. 033-16905, 811-05309)).

(o)	Reserved.

(p)(1)	First American Funds Code of Ethics adopted under Rule 17j-1 of the Investment Company Act of 1940 and Section 406 of the Sarbanes-Oxley (Incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 99, filed on October 28, 2009 (File Nos. 033-16905, 811-05309)).

(p)(2)	FAF Advisors, Inc. Code of Ethics adopted under Rule 17j-1 of the Investment Company Act of 1940 (Incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 99, filed on October 28, 2009 (File Nos. 033-16905, 811-05309)).

(p)(3)	Altrinsic Global Advisors, LLC Code of Ethics adopted under Rule 17j-1 of the Investment Company Act of 1940, effective November 1, 2004, as amended December 1, 2005, March 1, 2006, May 3, 2006, January 1, 2007, December 31, 2007, and December 1, 2008 (Incorporated by reference to Exhibit (p)(3) to Post-Effective Amendment No. 95, filed on February 27, 2009 (File Nos. 033-16905, 811-05309)).

(p)(4)	Hansberger Global Investors, Inc. Code of Ethics adopted under Rule 17j-1 of the Investment Company Act of 1940, as amended May 17, 2007 (Incorporated by reference to Exhibit (p)(5) to Post-Effective Amendment No. 87, filed on July 31, 2007 (File Nos. 033-16905, 811-05309)).

(p)(5)	Lazard Asset Management LLC Code of Ethics adopted under Rule 17j-1 of the Investment Company Act of 1940, as amended November 2008 (Incorporated by reference to Exhibit (p)(5) to Post-Effective Amendment No. 95, filed on February 27, 2009 (File Nos. 033-16905, 811-05309)).

(p)(6)	Quasar Distributors, LLC Code of Ethics adopted under Rule 17j-1 of the Investment Company Act of 1940 (Incorporated by reference to Exhibit (p)(7) to Post-Effective Amendment No. 93, filed on October 28, 2008 (File Nos. 033-16905, 811-05309)).

(q)	Power of Attorney dated February 18, 2009 (Incorporated by reference to Exhibit (q) to Post-Effective Amendment No. 95, filed on February 27, 2009 (File Nos. 033-16905, 811-05309)).

6

*	Filed herewith.

**	To be filed by subsequent amendment.
ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
     Not applicable.
ITEM 25. INDEMNIFICATION
     The Registrant’s Articles of Incorporation and Bylaws provide that each present or former director, officer, agent and employee of the Registrant or any predecessor or constituent corporation, and each person who, at the request of the Registrant, serves or served another business enterprise in any such capacity, and the heirs and personal representatives of each of the foregoing shall be indemnified by the Registrant to the fullest extent permitted by law against all expenses, including without limitation amounts of judgments, fines, amounts paid in settlement, attorneys’ and accountants’ fees, and costs of litigation, which shall necessarily or reasonably be incurred by him or her in connection with any action, suit or proceeding to which he or she was, is or shall be a party, or with which he or she may be threatened, by reason of his or her being or having been a director, officer, agent or employee of the Registrant or such predecessor or constituent corporation or such business enterprise, whether or not he or she continues to be such at the time of incurring such expenses. Such indemnification may include without limitation the purchase of insurance and advancement of any expenses, and the Registrant shall be empowered to enter into agreements to limit the liability of directors and officers of the Registrant. No indemnification shall be made in violation of the General Corporation Law of the State of Maryland or the Investment Company Act of 1940 (the “1940 Act”). The Registrant’s Articles of Incorporation and Bylaws further provide that no director or officer of the Registrant shall be liable to the Registrant or its stockholders for money damages, except (i) to the extent that it is proved that such director or officer actually received an improper benefit or profit in money, property or services, for the amount of the benefit or profit in money, property or services actually received, or (ii) to the extent that a judgment or other final adjudication adverse to such director or officer is entered in a proceeding based on a finding in the proceeding that such director’s or officer’s action, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding. The foregoing shall not be construed to protect or purport to protect any director or officer of the Registrant against any liability to the Registrant or its stockholders to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such office. The Registrant undertakes that no indemnification or advance will be made unless it is consistent with Sections 17(h) or 17(i) of the Investment Company Act of 1940, as now enacted or hereafter amended, and Securities and Exchange Commission rules, regulations, and releases (including, without limitation, Investment Company Act of 1940 Release No. 11330, September 2, 1980). Insofar as the indemnification for liability arising under the Securities Act of 1933, as amended, (the “1933 Act”) may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against

7

public policy as expressed in the 1933 Act, as amended, and will be governed by the final adjudication of such issue. The Registrant maintains officers’ and directors’ liability insurance providing coverage, with certain exceptions, for acts and omissions in the course of the covered persons’ duties as officers and directors.
ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
     Information on the business of the Registrant’s investment adviser, FAF Advisors, Inc. (the “Manager”), is described in the section of each series’ Statement of Additional Information, filed as part of this Registration Statement, entitled “Investment Advisory and Other Services.” The directors and officers of the Manager are listed below, together with their principal occupation or other positions of a substantial nature during the past two fiscal years.
     Thomas S. Schreier, Jr., Chief Executive Officer and chair of Board of Directors, FAF Advisors, Inc. (“FAF Advisors”), Minneapolis, MN (May 2001 to present); President, First American Investment Funds, Inc. (“FAIF”), First American Funds, Inc. (“FAF”), First American Strategy Funds, Inc. (“FASF”), and eight closed-end funds advised by FAF Advisors—American Strategic Income Portfolio Inc., American Strategic Income Portfolio Inc. — II, American Strategic Income Portfolio Inc. — III, American Select Portfolio Inc., American Municipal Income Portfolio Inc., Minnesota Municipal Income Portfolio Inc., First American Minnesota Municipal Income Fund II, Inc., and American Income Fund, Inc. collectively referred to as the First American Closed-End Funds (“FACEF”), Minneapolis, MN (February 2001 to present); President, Mount Vernon Securities Lending Trust, Minneapolis, MN (October 2005 to present); Chief Investment Officer, FAF Advisors, Minneapolis, MN (August 2007 to present).
     Charles R. Manzoni, Jr., General Counsel, Chief Risk Officer, and Secretary and director on Board of Directors, FAF Advisors, Minneapolis, MN (June 2004 to present).
     Joseph M. Ulrey, III, Chief Financial Officer and Head of Technology and Operations and director on Board of Directors, FAF Advisors, Minneapolis, MN (December 2004 to present).
     Frank L. Wheeler, Head of Distribution, FAF Advisors, Minneapolis, MN (April 2007 to present).
     David H. Lui, Chief Compliance Officer, FAF Advisors, Minneapolis, MN (March 2005 to present); Chief Compliance Officer, FAIF, FAF, FASF, and FACEF, Minneapolis, MN (February 2005 to present); Chief Compliance Officer, Mount Vernon Securities Lending Trust, Minneapolis, MN (October 2005 to present).
     Jason K. Mitchell, Anti-Money Laundering Officer, FAF Advisors, Minneapolis, MN (since December 2008 and from September 2006 to August 2008); Anti-Money Laundering Officer, FAIF, FAF, FASF, FACEF, and Mount Vernon Securities Lending Trust, Minneapolis, MN (since December 2008 and from September 2006 to September 2008.
     John P. Kinsella, Senior Vice President and Director of Tax, FAF Advisors, Minneapolis, MN (February 2003 to present).

8

ITEM 27. PRINCIPAL UNDERWRITERS
     Registrant’s distributor, Quasar Distributors, LLC (the “Distributor”) acts as principal underwriter and distributor for the following investment companies:
Academy Fund Trust
ActivePassive Funds
Akre Funds
Akros Absolute Return Fund
Al Frank Funds
Allied Asset Advisors Funds
Alpine Equity Trust
Alpine Income Trust
Alpine Series Trust
American Trust
Appleton Group
Artio Global Funds
Ascentia Funds
Brandes Investment Trust
Brandywine Blue Funds, Inc.
Brazos Mutual Funds
Bridges Investment Fund, Inc.
Buffalo Funds
CAN SLIM Select Growth Fund
Capital Advisors Funds
Chase Funds
Congress Fund
Cookson Peirce
Counterpoint Select Fund
Country Funds
Davidson Funds
DSM Capital Funds
Edgar Lomax Value Fund
Empiric Funds, Inc.
FIMCO Funds
First American Funds, Inc.
First American Investment Funds, Inc.
First American Strategy Funds, Inc.
Fort Pitt Capital Group, Inc.
Fund X Funds
Geneva Advisors All Cap Growth Fund
Glenmede Fund, Inc.
Glenmede Portfolios
Greenspring Fund
Grubb & Ellis
Guinness Atkinson Funds
Harding Loevner Funds
Hennessy Funds, Inc
Hennessy Mutual Funds, Inc.
Hodges Fund
Hotchkis and Wiley Funds
Huber Funds
Intrepid Capital Management
Jacob Internet Fund Inc.
Jensen Portfolio
Keystone Mutual Funds
Kiewit Investment Fund L.P.
Kirr Marbach Partners Funds, Inc
LKCM Funds
Marketfield Fund
Masters’ Select Fund Trust
Matrix Asset Advisors, Inc.
McCarthy Fund
Monetta Fund, Inc.
Monetta Trust
MP63 Fund
Muhlenkamp (Wexford Trust)
Newgate Capital
Nicholas Funds
Osterweis Funds
Perkins Capital Management
Permanent Portfolio Funds
Perritt Opportunities Funds
Phocas Financial Funds
PIA Funds
Portfolio 21
Primecap Odyssey Funds
Prospector Funds
Purisima Funds
Quaker Investment Trust
Rainier Funds
Rigel Capital, LLC
Rockland Funds Trust
Schooner Investment Group
Smead Value Fund
Snow Fund
Stephens Management Co.
Structured Investment Fund
Teberg Fund
Thompson Plumb (TIM)
Thunderstorm Mutual Funds
TIFF Investment Program, Inc.
Tygh Capital Management
USA Mutual Funds
Villere Fund
Windopane Advisors, LLC
Winslow Green Mutual Funds
Wisconsin Capital Funds, Inc.
W Y Funds

9

The board members and officers of Quasar Distributors, LLC and their positions or offices with the Registrant are identified in the following table. Unless otherwise noted, the business address for each board member or officer is Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, WI 53202.

	Position and Offices with	Position and Offices with
Name	Underwriter	Registrant
James R. Schoenike	President, Board Member, General Securities Principal and FINRA Executive Officer	None

Joe D. Redwine	Board Member	None

Robert Kern 777 East Wisconsin Avenue Milwaukee, WI 53202	Board Member	None

Eric W. Falkeis 777 East Wisconsin Avenue Milwaukee, WI 53202	Board Member	None

Joseph P. Bree 777 East Wisconsin Avenue Milwaukee, WI 53202	Financial Operations Principal	None

Susan L. La Fond	Treasurer	None

John P. Kinsella	Assistant Treasurer	None

Andrew M. Strnad	Secretary	None

Teresa Cowan	Assistant Secretary, General Securities Principal and Chief Compliance Officer	None
ITEM 28. LOCATION OF ACCOUNTS AND RECORDS
     All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by FAF Advisors, Inc., 800 Nicollet Mall, Minneapolis, Minnesota, 55402, and U.S. Bancorp Fund Services, LLC, 615 E. Michigan Street, Milwaukee, Wisconsin 53202.
ITEM 29. MANAGEMENT SERVICES
     Not applicable.
ITEM 30. UNDERTAKINGS
     Not applicable.

10

SIGNATURES
     As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement Nos. 033-16905 and 811-05309 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis, State of Minnesota, on the 18th day of December, 2009.

FIRST AMERICAN INVESTMENT FUNDS, INC.
By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated and on December 18, 2009.

SIGNATURE	TITLE

/s/ Thomas S. Schreier, Jr. Thomas S. Schreier, Jr.	President

/s/ Charles D. Gariboldi, Jr. Charles D. Gariboldi, Jr.	Treasurer (principal financial/accounting officer)

* Benjamin R. Field, III	Director

* Victoria J. Herget	Director

* Roger A. Gibson	Director

* John P. Kayser	Director

* Leonard W. Kedrowski	Director

* Richard K. Riederer	Director

* Joseph D. Strauss	Director

* Virginia L. Stringer	Director

* James M. Wade	Director

*	Richard J. Ertel, by signing his name hereto, does hereby sign this document on behalf of each of the above-named Directors of First American Investment Funds, Inc. pursuant to the powers of attorney duly executed by such persons.

By:	/s/ Richard J. Ertel Richard J. Ertel	Attorney-in-Fact

Index to Exhibits

Exhibit Number	Name of Exhibit
(d)(6)	Form of Expense Limitation Agreement (equity funds)

(d)(9)	Expense Limitation & Fee Reimbursement Agreement (bond funds)

(i)	Opinion and Consent of Dorsey & Whitney LLP